UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

July 31, 2013

1.804876.109

OVE-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 2.4%
Ansell Ltd.	435,731	$ 7,261,317
Australia & New Zealand Banking Group Ltd.	1,012,648	27,088,107
BHP Billiton Ltd.	585,221	18,296,777
McMillan Shakespeare Ltd.	179,670	1,312,966
TOTAL AUSTRALIA		53,959,167
Austria - 0.5%
Andritz AG	196,200	10,584,145
Bailiwick of Jersey - 2.5%
Experian PLC	955,800	17,927,953
Informa PLC	1,179,784	9,422,419
Kentz Corp. Ltd.	1,084,900	7,103,339
WPP PLC	1,307,133	23,599,113
TOTAL BAILIWICK OF JERSEY		58,052,824
Belgium - 1.9%
Anheuser-Busch InBev SA NV	312,812	30,080,441
KBC Groupe SA	353,319	14,171,644
TOTAL BELGIUM		44,252,085
Bermuda - 0.4%
Signet Jewelers Ltd.	126,100	9,219,171
Brazil - 0.2%
Qualicorp SA (a)	552,400	4,043,693
Canada - 0.4%
Constellation Software, Inc.	61,600	8,987,806
Cayman Islands - 0.8%
Lifestyle International Holdings Ltd.	2,753,500	6,553,924
Shenzhou International Group Holdings Ltd.	3,804,000	10,766,130
TOTAL CAYMAN ISLANDS		17,320,054
Denmark - 1.0%
Novo Nordisk A/S Series B	135,600	23,006,713
Finland - 0.4%
Nokian Tyres PLC	183,900	8,168,909
France - 8.1%
ALTEN	167,200	6,228,167
AXA SA	794,700	17,523,573
BIC SA	86,500	9,597,278
BNP Paribas SA	292,171	18,903,923
Christian Dior SA	110,797	19,618,779
Dassault Systemes SA	91,700	12,050,478
Groupe FNAC SA (a)(d)	11,362	255,451
Ipsos SA	293,657	10,442,518
Kering SA	91,200	20,880,535
Pernod Ricard SA	143,924	17,136,502
Sanofi SA	377,920	39,562,089
Sodexo SA	138,200	12,623,441
TOTAL FRANCE		184,822,734

	Shares	Value
Germany - 9.6%
adidas AG	195,200	$ 21,761,546
BASF AG	277,451	24,604,668
Bayer AG	309,997	36,023,534
Brenntag AG	118,900	19,535,059
Deutsche Boerse AG	188,192	13,314,210
Deutsche Post AG	744,088	20,857,140
Fresenius SE & Co. KGaA	161,600	20,397,735
GEA Group AG	348,370	14,374,027
Gerry Weber International AG (Bearer)	149,100	6,677,627
Linde AG	70,507	13,582,093
Pfeiffer Vacuum Technology AG	63,489	6,912,418
SAP AG	312,068	22,865,685
TOTAL GERMANY		220,905,742
Greece - 0.1%
Metka SA	225,683	3,332,635
Hong Kong - 0.1%
City Telecom (HK) Ltd. (CTI)	7,486,000	2,374,486
Ireland - 1.8%
Accenture PLC Class A	134,700	9,942,207
DCC PLC (United Kingdom)	364,800	14,789,471
Kerry Group PLC Class A	264,464	16,254,531
TOTAL IRELAND		40,986,209
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	195,700	11,019,867
Italy - 1.0%
Autogrill SpA (a)	816,300	12,466,875
Pirelli & C SpA	833,000	10,948,834
TOTAL ITALY		23,415,709
Japan - 18.2%
AEON Financial Service Co. Ltd. (d)	430,600	12,564,847
Air Water, Inc.	678,000	9,957,757
Aozora Bank Ltd.	4,375,000	13,539,219
Astellas Pharma, Inc.	264,100	14,161,219
Credit Saison Co. Ltd.	332,000	7,463,303
Daito Trust Construction Co. Ltd.	104,200	9,535,614
Don Quijote Co. Ltd.	245,300	12,852,507
EPS Co. Ltd. (d)	5,572	6,567,345
GMO Internet, Inc.	1,035,900	11,775,678
H.I.S. Co. Ltd.	68,600	3,349,076
Honda Motor Co. Ltd. sponsored ADR (d)	660,500	24,530,970
Horiba Ltd.	180,000	6,581,554
Hoya Corp.	525,100	11,337,569
Japan Tobacco, Inc.	688,900	24,098,483
JSR Corp.	477,700	8,645,535
Kansai Paint Co. Ltd.	687,000	8,925,176
Keyence Corp.	58,090	18,985,598
Kintetsu World Express, Inc.	54,500	2,065,111
Makita Corp.	169,100	8,825,462
Common Stocks - continued
	Shares	Value
Japan - continued
Meitec Corp.	283,300	$ 7,670,598
Miraca Holdings, Inc.	216,700	10,468,706
Misumi Group, Inc.	251,400	6,847,960
Nakanishi, Inc.	35,300	4,870,830
Nihon Nohyaku Co. Ltd.	493,000	4,904,320
Nitori Holdings Co. Ltd.	74,300	6,344,071
Obic Co. Ltd.	35,380	9,940,800
Omron Corp.	322,100	9,984,409
ORIX Corp.	1,507,800	22,406,791
Seven Bank Ltd.	2,672,500	9,908,257
Shinsei Bank Ltd.	5,852,000	13,029,680
Ship Healthcare Holdings, Inc.	249,700	9,232,090
SMC Corp.	72,200	15,316,045
SoftBank Corp.	304,700	19,419,139
Toyota Motor Corp.	446,000	27,139,407
Tsuruha Holdings, Inc.	105,200	9,691,594
USS Co. Ltd.	106,700	12,761,280
TOTAL JAPAN		415,698,000
Luxembourg - 0.6%
Eurofins Scientific SA	67,500	14,816,773
Netherlands - 0.6%
AEGON NV	1,677,993	12,929,548
Norway - 1.4%
DNB ASA	1,229,800	20,483,449
Telenor ASA	528,600	11,706,201
TOTAL NORWAY		32,189,650
South Africa - 1.1%
Coronation Fund Managers Ltd.	1,615,100	10,754,236
EOH Holdings Ltd.	471,700	2,820,972
Nampak Ltd.	2,370,200	7,664,019
Pinnacle Technology Holdings Ltd.	1,874,300	4,835,126
TOTAL SOUTH AFRICA		26,074,353
Spain - 2.3%
Amadeus IT Holding SA Class A	626,100	21,506,308
Banco Bilbao Vizcaya Argentaria SA	2,171,100	20,588,537
Grifols SA ADR	339,800	10,785,252
TOTAL SPAIN		52,880,097
Sweden - 3.9%
ASSA ABLOY AB (B Shares)	305,000	13,504,292
Atlas Copco AB (A Shares)	499,200	13,027,304
Nordea Bank AB	1,703,400	21,572,942
Svenska Cellulosa AB (SCA) (B Shares)	491,000	12,994,101
Svenska Handelsbanken AB (A Shares)	372,500	16,915,843
Swedbank AB (A Shares)	498,800	12,029,696
TOTAL SWEDEN		90,044,178
Switzerland - 8.7%
Aryzta AG	288,730	17,861,357
Nestle SA	829,117	56,116,838

	Shares	Value
Roche Holding AG (participation certificate)	199,662	$ 49,190,055
Schindler Holding AG (participation certificate)	82,005	11,740,950
SGS SA (Reg.)	7,980	18,064,833
Syngenta AG (Switzerland)	47,390	18,738,573
UBS AG	1,382,092	27,214,823
TOTAL SWITZERLAND		198,927,429
United Kingdom - 24.8%
Aberdeen Asset Management PLC	1,726,700	10,094,571
Aggreko PLC	294,600	7,977,252
AMEC PLC	731,704	11,988,138
Babcock International Group PLC	754,200	13,481,089
Barclays PLC	4,036,407	17,635,002
BHP Billiton PLC	805,518	23,057,518
British American Tobacco PLC (United Kingdom)	621,200	33,139,033
BT Group PLC	3,654,600	18,909,570
Bunzl PLC	527,207	11,300,372
Croda International PLC	289,400	11,045,866
Dechra Pharmaceuticals PLC	442,995	4,602,779
Devro PLC	1,641,200	7,802,111
Diageo PLC	970,752	30,422,235
Diploma PLC	1,219,171	10,664,317
Domino Printing Sciences PLC	966,914	9,325,620
Elementis PLC	2,561,800	9,770,126
GlaxoSmithKline PLC	1,588,300	40,634,491
Hilton Food Group PLC	1,073,900	6,649,038
IMI PLC	709,100	14,800,016
ITV PLC	4,348,700	11,153,665
Johnson Matthey PLC	288,600	12,446,578
Kingfisher PLC	2,210,261	13,365,379
London Stock Exchange Group PLC	461,800	11,057,559
Meggitt PLC	2,234,100	18,607,470
Next PLC	296,300	22,492,244
Prudential PLC	958,993	17,031,528
Reckitt Benckiser Group PLC	351,000	24,983,930
Rolls-Royce Group PLC	1,051,506	18,795,341
Royal Dutch Shell PLC Class A (United Kingdom)	1,131,179	38,597,162
Serco Group PLC	1,255,578	11,976,001
Spectris PLC	282,300	9,061,371
Spirax-Sarco Engineering PLC	238,207	10,381,969
Standard Chartered PLC (United Kingdom)	1,048,246	24,310,351
TelecityGroup PLC	289,906	3,920,663
The Restaurant Group PLC	1,094,800	8,818,635
Vodafone Group PLC	5,898,159	17,665,436
TOTAL UNITED KINGDOM		567,964,426
United States of America - 4.0%
Brinker International, Inc.	190,403	7,644,680
Coach, Inc.	152,700	8,112,951
CST Brands, Inc. (a)	319,600	10,422,156
Common Stocks - continued
	Shares	Value
United States of America - continued
Fidelity National Information Services, Inc.	229,100	$ 9,887,956
FMC Corp.	191,500	12,669,640
Global Payments, Inc.	203,400	9,419,454
JPMorgan Chase & Co.	87,900	4,898,667
McGraw-Hill Companies, Inc.	187,400	11,592,564
National Oilwell Varco, Inc.	128,900	9,044,913
Varian Medical Systems, Inc. (a)	120,476	8,734,510
TOTAL UNITED STATES OF AMERICA		92,427,491
TOTAL COMMON STOCKS (Cost $1,893,165,972)		2,228,403,894
Nonconvertible Preferred Stocks - 2.1%

Germany - 2.1%
Henkel AG & Co. KGaA	207,300	20,308,554
Sartorius AG (non-vtg.)	86,700	9,494,900
Volkswagen AG	76,268	18,126,389
		47,929,843
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	116,204,214	176,776
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $34,256,587)		48,106,619
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	17,728,562	$ 17,728,562
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,639,114	21,639,114
TOTAL MONEY MARKET FUNDS (Cost $39,367,676)		39,367,676
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,966,790,235)		2,315,878,189
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(25,692,917)
NET ASSETS - 100%		$ 2,290,185,272
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,691
Fidelity Securities Lending Cash Central Fund	937,598
Total	$ 955,289
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 372,893,168	$ 322,154,648	$ 50,738,520	$ -
Consumer Staples	307,538,748	157,780,201	149,758,547	-
Energy	59,630,213	21,033,051	38,597,162	-
Financials	418,558,484	323,159,046	95,399,438	-
Health Care	313,854,031	210,650,738	103,203,293	-
Industrials	330,885,272	330,885,272	-	-
Information Technology	221,141,605	198,275,920	22,865,685	-
Materials	184,308,646	124,215,778	60,092,868	-
Telecommunication Services	67,700,346	31,125,340	36,575,006	-
Money Market Funds	39,367,676	39,367,676	-	-
Total Investments in Securities:	$ 2,315,878,189	$ 1,758,647,670	$ 557,230,519	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 52,280,940
Level 2 to Level 1	$ 1,666,537
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,974,115,678. Net unrealized appreciation aggregated $341,762,511, of which $397,297,671 related to appreciated investment securities and $55,535,160 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

July 31, 2013

1.804873.109

EUR-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Austria - 1.2%
Andritz AG	79,500	$ 4,288,683
Erste Group Bank AG	156,175	4,743,330
TOTAL AUSTRIA		9,032,013
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	384,600	1,894,466
Bailiwick of Jersey - 1.0%
Informa PLC	494,505	3,949,395
Wolseley PLC	80,860	3,869,840
TOTAL BAILIWICK OF JERSEY		7,819,235
Belgium - 2.6%
Anheuser-Busch InBev SA NV	131,800	12,674,073
KBC Groupe SA	99,696	3,998,812
UCB SA	56,000	3,227,695
TOTAL BELGIUM		19,900,580
Bermuda - 0.8%
Bunge Ltd.	41,100	3,124,011
Signet Jewelers Ltd.	42,600	3,114,486
TOTAL BERMUDA		6,238,497
Canada - 0.7%
Goldcorp, Inc.	87,000	2,453,890
Suncor Energy, Inc.	100,200	3,166,675
TOTAL CANADA		5,620,565
Denmark - 0.5%
Coloplast A/S Series B	61,000	3,565,794
Finland - 1.7%
Amer Group PLC (A Shares)	207,600	4,123,377
Raisio Group PLC (V Shares)	466,331	2,078,285
Sampo Oyj (A Shares)	149,200	6,542,172
TOTAL FINLAND		12,743,834
France - 14.1%
Atos Origin SA	54,037	4,062,398
AXA SA	380,200	8,383,620
BNP Paribas SA	169,461	10,964,393
Christian Dior SA	56,600	10,022,139
Ingenico SA	40,947	3,061,975
Ipsos SA (d)	101,500	3,609,366
Kering SA	41,300	9,455,769
Legrand SA	102,500	5,311,256
Publicis Groupe SA	72,332	5,835,198
Sanofi SA	172,468	18,054,600
Schneider Electric SA	98,400	7,829,514
Technip SA	37,200	4,105,114
Total SA	310,500	16,546,065
TOTAL FRANCE		107,241,407

	Shares	Value
Germany - 12.9%
adidas AG	61,400	$ 6,845,076
BASF AG	121,967	10,816,171
Bayer AG	118,600	13,782,040
Beiersdorf AG	37,400	3,458,974
Brenntag AG	26,100	4,288,184
CTS Eventim AG	86,620	3,894,940
Daimler AG (Germany)	143,354	9,958,928
Deutsche Bank AG	172,500	7,782,061
Deutsche Boerse AG	76,200	5,390,999
Deutsche Post AG	236,057	6,616,790
ElringKlinger AG	68,893	2,553,877
GEA Group AG	121,605	5,017,520
GSW Immobilien AG	75,300	3,047,334
HeidelbergCement Finance AG	65,200	5,008,299
KION Group AG (a)	58,700	1,953,070
Linde AG	41,700	8,032,866
TOTAL GERMANY		98,447,129
Ireland - 2.7%
DCC PLC (United Kingdom)	97,600	3,956,832
FBD Holdings PLC	179,100	3,836,078
Greencore Group PLC	1,676,700	3,749,499
Kingspan Group PLC (United Kingdom)	289,800	4,045,230
Ryanair Holdings PLC sponsored ADR	90,200	4,647,104
TOTAL IRELAND		20,234,743
Italy - 3.0%
Astaldi SpA	428,800	3,069,043
Azimut Holding SpA	169,500	3,810,854
Banca Popolare dell'Emilia Romagna Scrl (a)	258,600	1,544,688
Beni Stabili SpA SIIQ	4,796,034	3,109,809
MARR SpA	268,007	3,494,122
Prada SpA	415,300	3,876,904
Prysmian SpA	180,600	3,671,191
TOTAL ITALY		22,576,611
Luxembourg - 0.5%
Eurofins Scientific SA	16,600	3,643,829
Netherlands - 1.3%
ASML Holding NV (Netherlands)	72,455	6,526,728
Delta Lloyd NV	139,100	3,010,791
TOTAL NETHERLANDS		9,537,519
Norway - 2.2%
DNB ASA	410,800	6,842,252
Merkantildata ASA	290,300	3,054,337
Telenor ASA	310,400	6,874,016
TOTAL NORWAY		16,770,605
Russia - 0.5%
Magnit OJSC GDR (Reg. S)	64,100	3,692,160
Common Stocks - continued
	Shares	Value
South Africa - 0.4%
Naspers Ltd. Class N	37,600	$ 3,147,721
Spain - 1.5%
Criteria CaixaCorp SA (d)	1,537,740	5,670,770
Criteria CaixaCorp SA rights 8/13/13 (a)(d)	1,537,740	108,424
Repsol YPF SA	223,706	5,353,955
TOTAL SPAIN		11,133,149
Sweden - 2.7%
ASSA ABLOY AB (B Shares)	102,200	4,525,045
Investment AB Kinnevik	125,000	3,774,077
Svenska Cellulosa AB (SCA) (B Shares)	210,300	5,565,498
Svenska Handelsbanken AB (A Shares)	138,900	6,307,679
TOTAL SWEDEN		20,172,299
Switzerland - 11.7%
Adecco SA (Reg.)	74,314	4,717,648
Aryzta AG	85,140	5,266,913
Nestle SA	396,667	26,847,476
Partners Group Holding AG	17,940	4,743,550
Roche Holding AG (participation certificate)	97,392	23,994,139
Schindler Holding AG (participation certificate)	38,599	5,526,357
Syngenta AG (Switzerland)	19,458	7,693,926
UBS AG (NY Shares)	535,800	10,539,186
TOTAL SWITZERLAND		89,329,195
Turkey - 0.4%
Coca-Cola Icecek A/S	98,000	2,758,852
United Kingdom - 30.1%
Anglo American PLC (United Kingdom)	90,300	1,934,154
Associated British Foods PLC	162,400	4,802,671
BG Group PLC	163,700	2,954,725
BHP Billiton PLC	375,001	10,734,201
British American Tobacco PLC (United Kingdom)	308,700	16,468,158
British Land Co. PLC	458,646	4,168,848
Bunzl PLC	206,400	4,424,063
Centrica PLC	1,428,700	8,498,033
Cineworld Group PLC	510,600	2,912,813
Compass Group PLC	469,500	6,413,757
Dechra Pharmaceuticals PLC	338,200	3,513,944
Diageo PLC	382,616	11,990,739
Galliford Try PLC	218,600	3,295,523
GlaxoSmithKline PLC	646,041	16,528,079
HSBC Holdings PLC (United Kingdom)	663,622	7,534,400
ICAP PLC	816,990	5,055,898
ITV PLC	2,116,900	5,429,483
Jazztel PLC (a)	78,397	711,295
Kingfisher PLC	994,500	6,013,710

	Shares	Value
London Stock Exchange Group PLC	175,600	$ 4,204,650
Meggitt PLC	591,800	4,929,010
Next PLC	72,600	5,511,093
Partnership Assurance Group PLC	318,675	2,419,074
Prudential PLC	528,762	9,390,710
Rolls-Royce Group PLC	418,064	7,472,763
Royal Dutch Shell PLC Class B (United Kingdom)	451,580	15,972,565
Schroders PLC	122,600	4,578,704
Serco Group PLC	449,607	4,288,458
SIG PLC	1,391,700	3,848,931
Standard Chartered PLC (United Kingdom)	395,980	9,183,353
Taylor Wimpey PLC	3,888,674	6,300,162
Unilever PLC	241,500	9,806,946
Unite Group PLC	473,100	2,809,002
Vodafone Group PLC	3,383,300	10,133,241
William Hill PLC	595,988	4,410,836
TOTAL UNITED KINGDOM		228,643,992
United States of America - 1.5%
Beam, Inc.	49,500	3,217,005
Colgate-Palmolive Co.	30,325	1,815,558
Oracle Corp.	109,800	3,552,030
Philip Morris International, Inc.	34,000	3,032,120
TOTAL UNITED STATES OF AMERICA		11,616,713
TOTAL COMMON STOCKS (Cost $599,071,219)		715,760,908
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Volkswagen AG	39,500	9,387,848
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	80,732,080	122,814
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,683,788)		9,510,662
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.11% (b)	29,714,964	29,714,964
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,718,860	3,718,860
TOTAL MONEY MARKET FUNDS (Cost $33,433,824)		33,433,824
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $639,188,831)		758,705,394
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,362,499
NET ASSETS - 100%		$ 760,067,893
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,232
Fidelity Securities Lending Cash Central Fund	385,125
Total	$ 404,357
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 116,766,878	$ 116,766,878	$ -	$ -
Consumer Staples	123,843,060	46,055,668	77,787,392	-
Energy	48,099,099	15,580,469	32,518,630	-
Financials	155,389,984	130,682,813	24,707,171	-
Health Care	86,310,120	51,727,441	34,582,679	-
Industrials	101,714,869	101,714,869	-	-
Information Technology	20,257,468	13,730,740	6,526,728	-
Materials	46,673,507	28,245,380	18,428,127	-
Telecommunication Services	17,718,552	7,585,311	10,133,241	-
Utilities	8,498,033	8,498,033	-	-
Money Market Funds	33,433,824	33,433,824	-	-
Total Investments in Securities:	$ 758,705,394	$ 554,021,426	$ 204,683,968	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 25,860,835
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $640,499,730. Net unrealized appreciation aggregated $118,205,664, of which $129,215,408 related to appreciated investment securities and $11,009,744 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

July 31, 2013

1.804825.109

PAF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 5.2%
Acrux Ltd.	672,646	$ 2,037,528
Alkane Resources Ltd. (a)	1,359,006	513,048
Austal Ltd. (a)	5,264,299	3,998,384
Goodman Group unit	1,144,347	4,854,975
Iluka Resources Ltd.	286,996	2,842,789
iSelect Ltd.	1,154,760	1,660,730
Karoon Gas Australia Ltd. (a)	443,513	2,256,368
Leighton Holdings Ltd.	50,318	747,172
Navitas Ltd.	794,644	4,285,595
Newcrest Mining Ltd.	181,442	1,994,580
Origin Energy Ltd.	635,221	6,823,072
QRxPharma Ltd. (a)	1,171,039	1,052,588
Starpharma Holdings Ltd. (a)	1,618,332	1,410,999
TOTAL AUSTRALIA		34,477,828
Bermuda - 4.9%
Biosensors International Group Ltd.	4,480,000	3,666,208
Brilliance China Automotive Holdings Ltd. (a)	2,370,000	2,832,779
Cheung Kong Infrastructure Holdings Ltd.	439,000	3,031,158
China Animal Healthcare Ltd.	11,668,000	2,754,377
China Singyes Solar Tech Holdings Ltd.	3,334,000	3,353,087
Digital China Holdings Ltd. (H Shares)	1,655,000	1,818,119
Imagi International Holdings Ltd. (a)	61,928,000	686,705
Nine Dragons Paper (Holdings) Ltd.	3,799,000	2,405,112
Noble Group Ltd.	3,793,000	2,671,232
REXLot Holdings Ltd. (d)	43,386,967	2,797,138
Shangri-La Asia Ltd.	1,344,000	2,114,188
Vtech Holdings Ltd.	276,500	4,231,852
TOTAL BERMUDA		32,361,955
Cayman Islands - 17.4%
21Vianet Group, Inc. ADR (a)(d)	200,200	2,570,568
51job, Inc. sponsored ADR (a)(d)	99,400	6,610,100
AirMedia Group, Inc. ADR (a)	968,100	1,732,899
Airtac International Group	398,590	2,259,053
AMVIG Holdings Ltd.	9,052,000	3,991,676
AutoNavi Holdings Ltd. ADR (a)	154,800	1,928,808
Baidu.com, Inc. sponsored ADR (a)	24,600	3,254,826
Bitauto Holdings Ltd. ADR (a)	515,870	6,211,075
China Automation Group Ltd.	6,268,000	1,236,531
China Dongxiang Group Co. Ltd.	19,886,000	3,538,434
China High Precision Automation Group Ltd.	4,875,000	536,806
China Lilang Ltd.	2,419,000	1,319,352
China Lodging Group Ltd. ADR (a)	97,400	1,754,174
China Mengniu Dairy Co. Ltd.	815,000	3,262,900
China Metal Recycling (Holdings) Ltd.	2,572,200	3
China State Construction International Holdings Ltd.	2,495,302	3,976,731
CNinsure, Inc. ADR (a)	216,900	1,221,147
EVA Precision Industrial Holdings Ltd.	21,276,000	3,099,938

	Shares	Value
Fook Woo Group Holdings Ltd. (a)	11,590,000	$ 880,204
Greatview Aseptic Pack Co. Ltd.	3,683,000	2,217,702
Haitian International Holdings Ltd.	2,167,000	3,660,284
Hutchison China Meditech Ltd. (a)	196,669	1,521,344
Jiayuan.com International Ltd. sponsored ADR	240,500	1,435,785
Kingdee International Software Group Co. Ltd. (a)	6,925,513	1,455,540
Kingsoft Corp. Ltd.	2,830,000	4,875,032
KongZhong Corp. sponsored ADR (a)(d)	309,900	2,956,446
New Oriental Education & Technology Group, Inc. sponsored ADR	221,600	4,917,304
Pactera Technology International Ltd. ADR	304,100	2,037,470
Perfect World Co. Ltd. sponsored ADR Class B	158,375	3,333,794
Royale Furniture Holdings Ltd.	33,521,865	1,577,632
Shenguan Holdings Group Ltd. (d)	9,116,000	3,878,849
SINA Corp. (a)	43,500	3,000,195
SouFun Holdings Ltd. ADR (d)	275,500	9,576,380
Tencent Holdings Ltd.	216,300	9,811,535
TPK Holding Co. Ltd.	135,000	1,586,514
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	231,000	5,128,200
Xinyi Glass Holdings Ltd.	2,846,000	2,609,090
TOTAL CAYMAN ISLANDS		114,964,321
China - 2.2%
CITIC Securities Co. Ltd. (H Shares)	1,365,000	2,566,107
Guangshen Railway Co. Ltd. (H Shares)	5,962,000	2,644,448
PetroChina Co. Ltd. (H Shares)	2,256,000	2,635,286
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	819,500	5,304,412
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	406,510	1,479,676
TOTAL CHINA		14,629,929
Hong Kong - 3.5%
AIA Group Ltd.	2,123,600	10,062,703
Lenovo Group Ltd.	2,958,000	2,696,511
Magnificent Estates Ltd.	56,182,000	2,607,860
Sinosoft Tech Group Ltd.	4,562,000	799,979
Techtronic Industries Co. Ltd.	1,188,000	2,907,350
Wharf Holdings Ltd.	300,000	2,582,005
YGM Trading Ltd.	501,000	1,201,532
TOTAL HONG KONG		22,857,940
India - 1.8%
Britannia Industries Ltd.	146,278	1,680,436
Educomp Solutions Ltd.	329,923	134,723
Financial Technologies India Ltd.	168,768	1,497,156
Geodesic Ltd.	1,605,385	100,246
Housing Development Finance Corp. Ltd. (a)	146,108	1,921,817
INFO Edge India Ltd.	350,752	1,816,152
Common Stocks - continued
	Shares	Value
India - continued
Mahindra & Mahindra Financial Services Ltd.	515,234	$ 1,978,217
United Spirits Ltd. (a)	75,727	2,967,607
TOTAL INDIA		12,096,354
Indonesia - 5.2%
PT Bank Rakyat Indonesia Tbk	4,261,000	3,420,411
PT Ciputra Development Tbk	47,128,500	5,273,444
PT Gudang Garam Tbk	253,000	1,042,526
PT Lippo Karawaci Tbk	30,723,500	3,826,428
PT Media Nusantara Citra Tbk	23,850,000	7,193,876
PT Mitra Adiperkasa Tbk	5,334,500	3,010,472
PT MNC Sky Vision Tbk	8,196,000	1,854,120
PT Nippon Indosari Corpindo Tbk	4,391,500	3,097,874
PT Pembangunan Perumahan Persero Tbk	17,760,500	2,453,897
PT Tiga Pilar Sejahtera Food Tbk	21,821,500	2,781,434
TOTAL INDONESIA		33,954,482
Japan - 35.4%
ACOM Co. Ltd. (a)	131,330	4,050,828
AEON Financial Service Co. Ltd. (d)	414,000	12,080,461
AEON Mall Co. Ltd.	270,710	6,751,852
Calbee, Inc.	30,900	2,976,070
Chiyoda Co. Ltd.	76,700	1,978,799
Daiichi Sankyo Kabushiki Kaisha	200,100	3,263,811
DeNA Co. Ltd. (d)	104,600	1,988,158
Digital Garage, Inc. (d)	840	3,311,613
Fuji Heavy Industries Ltd.	346,000	8,559,003
Fujibo Holdings, Inc. (d)	2,363,000	5,019,957
GMO Internet, Inc.	278,500	3,165,872
Hajime Construction Co. Ltd. (d)	64,200	3,317,863
Hamakyorex Co. Ltd.	81,100	2,671,305
Honeys Co. Ltd. (d)	170,010	1,877,038
INPEX Corp.	833	3,649,852
Internet Initiative Japan, Inc.	129,000	4,446,686
ISE Chemical Corp.	432,000	4,659,299
Japan Tobacco, Inc.	236,400	8,269,533
Message Co. Ltd.	1,308	3,211,553
Micronics Japan Co. Ltd. (a)(d)	339,900	1,770,493
Miraial Co. Ltd. (d)	113,600	1,751,976
MS&AD Insurance Group Holdings, Inc.	265,600	6,895,671
Net One Systems Co. Ltd.	84,900	661,615
Nihon M&A Center, Inc.	115,100	7,699,979
Nihon Nohyaku Co. Ltd.	243,000	2,417,342
Nihon Parkerizing Co. Ltd.	109,000	2,166,418
Nippon Seiki Co. Ltd.	684,000	10,122,724
Nippon Shinyaku Co. Ltd.	182,000	3,102,420
Nitta Corp.	284,800	5,561,614
NSD Co. Ltd.	200,300	2,209,417
ORIX Corp.	1,706,300	25,356,618
Rakuten, Inc.	396,000	5,350,914
Rohto Pharmaceutical Co. Ltd.	655,000	9,044,633
Saizeriya Co. Ltd. (d)	157,900	2,227,146

	Shares	Value
Sankyo Seiko Co. Ltd.	606,400	$ 2,080,997
Sega Sammy Holdings, Inc.	211,800	4,936,448
Shinsei Bank Ltd.	3,137,000	6,984,639
SoftBank Corp.	353,900	22,554,754
Sony Financial Holdings, Inc.	167,100	2,747,738
Start Today Co. Ltd.	107,300	2,220,302
Toridoll.Corporation	182,400	1,885,291
Toyo Engineering Corp.	701,000	3,243,315
Universal Entertainment Corp.	180,300	3,559,594
Xebio Co. Ltd.	60,600	1,272,532
Yamato Kogyo Co. Ltd.	234,600	7,619,528
Zeon Corp.	247,000	2,686,702
TOTAL JAPAN		233,380,373
Korea (South) - 9.5%
Daou Technology, Inc.	665,020	9,853,680
Duksan Hi-Metal Co. Ltd. (a)	147,438	3,129,301
Hotel Shilla Co.	10,594	626,947
Hyundai Home Shopping Network Corp.	18,661	2,814,843
Hyundai Motor Co.	12,520	2,590,459
Hyundai Wia Corp.	12,404	1,810,319
Korea Electric Power Corp. (a)	205,540	5,245,795
Korea Plant Service & Engineering Co. Ltd.	42,977	2,092,054
Korean Reinsurance Co.	200,150	1,977,097
Lotte Chilsung Beverage Co. Ltd.	1,181	1,548,111
Mando Corp.	13,957	1,465,627
NHN Corp.	12,236	3,195,929
Samsung Electronics Co. Ltd.	12,621	14,376,502
Sapphire Technology Co. Ltd. (a)	51,480	1,637,812
Soulbrain Co. Ltd.	47,213	1,918,014
TK Corp. (a)	165,198	3,690,014
WeMade Entertainment Co. Ltd. (a)	25,385	1,251,516
Woori Finance Holdings Co. Ltd.	351,380	3,517,864
TOTAL KOREA (SOUTH)		62,741,884
Malaysia - 2.6%
Bumiputra-Commerce Holdings Bhd	805,900	1,953,622
Bursa Malaysia Bhd	757,500	1,815,293
IJM Land Bhd warrants 9/11/13 (a)	116,970	51,883
JobStreet Corp. Bhd	7,040,150	8,869,310
Muhibbah Engineering (M) Bhd	4,491,400	3,251,129
WCT Holdings Bhd	1,644,300	1,245,950
WCT Holdings Bhd warrants 11/12/17 (a)	468,120	68,491
TOTAL MALAYSIA		17,255,678
Philippines - 0.7%
Alliance Global Group, Inc.	7,498,042	4,529,887
Singapore - 3.7%
CSE Global Ltd.	7,480,500	4,856,130
Global Logistic Properties Ltd.	1,881,000	4,203,517
Goodpack Ltd.	8,320,800	9,952,092
Common Stocks - continued
	Shares	Value
Singapore - continued
OSIM International Ltd.	3,149,000	$ 5,079,632
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	1,978
TOTAL SINGAPORE		24,093,349
Taiwan - 2.9%
LITE-ON Technology Corp.	1,891,269	3,215,693
Lung Yen Life Service Co. Ltd.	542,000	1,671,445
Merida Industry Co. Ltd.	417,000	2,780,463
Pacific Hospital Supply Co. Ltd.	485,100	1,746,651
Taiwan Hon Chuan Enterprise Co. Ltd.	873,000	1,938,383
Tong Hsing Electronics Industries Ltd.	1,048,096	5,101,584
WPG Holding Co. Ltd.	1,974,000	2,458,040
TOTAL TAIWAN		18,912,259
Thailand - 1.2%
Toyo-Thai Corp. PCL	8,051,326	8,161,865
United Kingdom - 0.2%
SAIC Motor Corp. Ltd. Class A (UBS Warrant Programme) warrants 9/16/14 (a)	744,982	1,487,800
United States of America - 0.9%
AsiaInfo-Linkage, Inc. (a)	195,800	2,281,070
GI Dynamics, Inc. CDI (a)	4,092,949	2,648,842
YOU On Demand Holdings, Inc. (a)	440,068	726,112
TOTAL UNITED STATES OF AMERICA		5,656,024
TOTAL COMMON STOCKS (Cost $503,592,369)		641,561,928
Money Market Funds - 6.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	15,573,112	$ 15,573,112
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	24,544,642	24,544,642
TOTAL MONEY MARKET FUNDS (Cost $40,117,754)		40,117,754
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $543,710,123)		681,679,682
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(22,661,432)
NET ASSETS - 100%		$ 659,018,250
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,635
Fidelity Securities Lending Cash Central Fund	430,856
Total	$ 440,491
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 124,710,408	$ 124,710,408	$ -	$ -
Consumer Staples	32,985,016	32,985,016	-	-
Energy	15,364,578	12,729,292	2,635,286	-
Financials	122,886,549	121,398,749	1,487,800	-
Health Care	40,589,154	40,589,154	-	-
Industrials	98,630,044	97,747,862	-	882,182
Information Technology	138,193,876	134,461,141	-	3,732,735
Materials	37,370,596	37,370,593	-	3
Telecommunication Services	22,554,754	22,554,754	-	-
Utilities	8,276,953	3,031,158	5,245,795	-
Money Market Funds	40,117,754	40,117,754	-	-
Total Investments in Securities:	$ 681,679,682	$ 667,695,881	$ 9,368,881	$ 4,614,920
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $561,856,545. Net unrealized appreciation aggregated $119,823,137, of which $196,288,246 related to appreciated investment securities and $76,465,109 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

July 31, 2013

1.804822.109

IGI-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
Australia - 3.5%
Ansell Ltd.	2,268,950	$ 37,811
Australia & New Zealand Banking Group Ltd.	4,818,449	128,892
Commonwealth Bank of Australia	1,009,530	67,339
Ramsay Health Care Ltd.	1,619,364	53,608
Spark Infrastructure Group unit	19,962,099	32,028
Woodside Petroleum Ltd.	1,165,122	39,367
TOTAL AUSTRALIA		359,045
Austria - 0.2%
Andritz AG	455,300	24,561
Bailiwick of Jersey - 1.8%
Experian PLC	6,115,400	114,707
Wolseley PLC	1,508,304	72,185
TOTAL BAILIWICK OF JERSEY		186,892
Belgium - 1.9%
Anheuser-Busch InBev SA NV	1,183,927	113,848
KBC Groupe SA	1,894,727	75,998
TOTAL BELGIUM		189,846
Bermuda - 0.8%
Cheung Kong Infrastructure Holdings Ltd.	5,048,000	34,855
Hongkong Land Holdings Ltd.	6,181,000	41,845
TOTAL BERMUDA		76,700
Brazil - 0.2%
Arezzo Industria e Comercio SA	1,051,500	16,399
Qualicorp SA (a)	384,200	2,812
TOTAL BRAZIL		19,211
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S)	1,193,800	38,142
Canada - 0.6%
InterOil Corp. (a)(d)	204,400	17,517
Suncor Energy, Inc.	1,280,200	40,459
TOTAL CANADA		57,976
Cayman Islands - 1.8%
Baidu.com, Inc. sponsored ADR (a)	526,000	69,595
Cimc Enric Holdings Ltd.	16,316,000	20,680
ENN Energy Holdings Ltd.	5,084,000	28,155
Eurasia Drilling Co. Ltd. GDR (Reg. S)	439,400	17,356
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Greatview Aseptic Pack Co. Ltd.	26,392,000	$ 15,892
SINA Corp. (a)	425,607	29,354
TOTAL CAYMAN ISLANDS		181,032
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC	529,830	528
Denmark - 1.2%
Novo Nordisk A/S Series B	724,689	122,955
Finland - 0.7%
Sampo Oyj (A Shares)	1,739,800	76,287
France - 11.2%
Arkema SA	487,670	48,885
Atos Origin SA	388,851	29,233
BNP Paribas SA	1,317,245	85,228
Bureau Veritas SA	2,142,800	63,599
Danone SA	905,500	71,555
Edenred SA	1,177,900	37,742
Groupe FNAC SA (a)	64,812	1,457
Havas SA	3,787,900	28,668
Iliad SA	213,972	50,484
Kering SA	518,500	118,712
Lafarge SA (Bearer) (d)	605,900	38,743
LVMH Moet Hennessy - Louis Vuitton SA	612,502	111,348
Remy Cointreau SA	112,200	11,616
Sanofi SA	1,978,305	207,091
Schneider Electric SA	1,123,900	89,427
Technip SA	192,300	21,221
Total SA	2,379,700	126,811
TOTAL FRANCE		1,141,820
Germany - 7.9%
Aareal Bank AG (a)	1,044,895	28,914
adidas AG	541,900	60,413
Allianz AG	649,485	101,266
BASF AG	1,265,455	112,222
Bayer AG	973,900	113,173
Bayerische Motoren Werke AG (BMW)	632,487	61,921
Brenntag AG	444,700	73,063
Fresenius SE & Co. KGaA	161,700	20,410
GEA Group AG	1,254,770	51,773
GSW Immobilien AG	430,481	17,421
HeidelbergCement Finance AG	860,300	66,083
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
KION Group AG (a)	581,452	$ 19,346
LEG Immobilien AG	184,948	9,301
SAP AG	875,914	64,180
TOTAL GERMANY		799,486
Hong Kong - 1.9%
AIA Group Ltd.	20,789,200	98,510
Techtronic Industries Co. Ltd.	39,683,000	97,115
TOTAL HONG KONG		195,625
India - 0.8%
Apollo Hospitals Enterprise Ltd.	373,958	5,765
Housing Development Finance Corp. Ltd.	4,728,996	62,202
United Spirits Ltd. (a)	444,545	17,421
TOTAL INDIA		85,388
Indonesia - 0.1%
PT Tower Bersama Infrastructure Tbk (a)	17,734,500	9,836
Ireland - 2.1%
Accenture PLC Class A	976,200	72,053
James Hardie Industries PLC CDI	6,070,470	50,418
Kerry Group PLC Class A	856,700	52,655
Paddy Power PLC (Ireland)	503,500	40,746
TOTAL IRELAND		215,872
Italy - 0.7%
De Longhi SpA	2,248,100	35,979
Moleskine SpA	4,183,000	10,723
Tod's SpA	174,951	28,488
TOTAL ITALY		75,190
Japan - 17.9%
ABC-MART, Inc.	1,177,300	53,147
Aozora Bank Ltd.	16,056,000	49,688
Astellas Pharma, Inc.	768,700	41,218
Cosmos Pharmaceutical Corp.	245,800	26,134
Daikin Industries Ltd.	263,700	10,989
Don Quijote Co. Ltd.	1,818,400	95,275
Hitachi Ltd.	5,121,000	34,415
Honda Motor Co. Ltd.	3,184,300	117,950
Japan Tobacco, Inc.	3,948,700	138,130
JSR Corp.	2,283,400	41,326
Kakaku.com, Inc.	951,500	32,993
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
KDDI Corp.	2,082,700	$ 115,079
Keyence Corp.	304,060	99,376
Miraca Holdings, Inc.	581,200	28,078
Mitsubishi UFJ Financial Group, Inc.	18,169,200	112,704
Nitto Denko Corp.	401,400	22,671
Nomura Real Estate Holdings, Inc.	563,300	13,135
NTT Urban Development Co.	8,896	10,758
ORIX Corp.	9,072,900	134,829
Park24 Co. Ltd.	1,342,800	24,741
Rakuten, Inc.	7,298,300	98,618
Santen Pharmaceutical Co. Ltd.	1,166,900	50,950
Seven & i Holdings Co., Ltd.	2,167,000	81,891
Shinsei Bank Ltd.	24,904,000	55,450
Ship Healthcare Holdings, Inc.	1,076,700	39,809
SoftBank Corp.	1,780,100	113,449
Toyota Motor Corp.	2,202,600	134,030
Unicharm Corp.	622,700	33,199
USS Co. Ltd.	91,650	10,961
TOTAL JAPAN		1,820,993
Korea (South) - 0.4%
NHN Corp.	101,178	26,427
Orion Corp.	14,973	13,591
TOTAL KOREA (SOUTH)		40,018
Luxembourg - 0.6%
Brait SA	6,003,514	25,498
Samsonite International SA	11,843,400	32,450
TOTAL LUXEMBOURG		57,948
Mexico - 0.4%
Alsea S.A.B. de CV	7,662,195	20,936
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	231,800	23,062
TOTAL MEXICO		43,998
Netherlands - 2.4%
AEGON NV	5,028,800	38,749
ASML Holding NV	772,233	69,424
Koninklijke Philips Electronics NV	2,177,200	69,625
Randstad Holding NV	717,740	34,627
Yandex NV (a)	861,400	27,996
TOTAL NETHERLANDS		240,421
Common Stocks - continued
	Shares	Value (000s)
New Zealand - 0.4%
Ryman Healthcare Group Ltd.	7,311,565	$ 41,521
Norway - 1.0%
DNB ASA	6,068,755	101,081
Philippines - 0.3%
Alliance Global Group, Inc.	53,559,700	32,358
Poland - 0.3%
Eurocash SA	1,824,990	33,974
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	1,615,900	31,494
Singapore - 0.4%
Global Logistic Properties Ltd.	16,214,205	36,234
South Africa - 1.1%
Naspers Ltd. Class N	1,302,700	109,057
Spain - 2.1%
Amadeus IT Holding SA Class A	1,011,100	34,731
Banco Bilbao Vizcaya Argentaria SA	7,601,924	72,089
Grifols SA ADR	1,208,550	38,359
Inditex SA	481,679	64,208
TOTAL SPAIN		209,387
Sweden - 4.1%
ASSA ABLOY AB (B Shares)	1,314,800	58,215
Intrum Justitia AB	1,835,800	46,753
Investment AB Kinnevik	2,363,300	71,354
Nordea Bank AB	5,194,000	65,780
Svenska Cellulosa AB (SCA) (B Shares)	3,186,600	84,332
Svenska Handelsbanken AB (A Shares)	1,879,500	85,351
TOTAL SWEDEN		411,785
Switzerland - 6.7%
Lonza Group AG	469,465	36,119
Partners Group Holding AG	230,056	60,830
Roche Holding AG (participation certificate)	493,081	121,479
Schindler Holding AG (participation certificate)	554,147	79,339
SGS SA (Reg.)	12,520	28,342
Swatch Group AG (Bearer)	36,702	21,812
Syngenta AG (Switzerland)	179,374	70,927
UBS AG	8,311,378	163,660
Zurich Insurance Group AG	346,539	93,277
TOTAL SWITZERLAND		675,785
Common Stocks - continued
	Shares	Value (000s)
Taiwan - 0.6%
ECLAT Textile Co. Ltd.	2,409,000	$ 18,552
Taiwan Semiconductor Manufacturing Co. Ltd.	11,289,000	38,379
TOTAL TAIWAN		56,931
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)	3,646,380	10,962
United Kingdom - 16.9%
Aberdeen Asset Management PLC	5,975,132	34,932
Alabama Noor Hospitals Group PLC (a)	1,829,400	19,481
Associated British Foods PLC	1,571,500	46,474
Barclays PLC	18,045,567	78,841
BG Group PLC	3,923,700	70,821
BHP Billiton PLC	2,080,582	59,556
British American Tobacco PLC (United Kingdom)	2,810,000	149,905
British Land Co. PLC	5,830,068	52,992
Croda International PLC	630,000	24,046
Diageo PLC	4,394,219	137,710
Hikma Pharmaceuticals PLC	2,631,850	44,521
HSBC Holdings PLC (United Kingdom)	10,856,757	123,262
Intertek Group PLC	893,600	41,122
Jazztel PLC (a)	4,681,964	42,479
Legal & General Group PLC	21,527,711	63,173
London Stock Exchange Group PLC	1,729,000	41,400
Meggitt PLC	6,792,200	56,571
Next PLC	781,744	59,342
Ocado Group PLC (a)(d)	8,992,397	42,065
Persimmon PLC	2,082,200	39,151
Reckitt Benckiser Group PLC	788,600	56,132
Rolls-Royce Group PLC	4,197,715	75,033
Rotork PLC	717,800	29,002
SABMiller PLC	1,478,600	72,439
Standard Chartered PLC (United Kingdom)	2,048,441	47,506
Taylor Wimpey PLC	18,277,100	29,611
TelecityGroup PLC	2,134,054	28,861
The Restaurant Group PLC	1,992,100	16,046
Ultra Electronics Holdings PLC	614,667	16,981
Vodafone Group PLC	40,071,243	120,016
TOTAL UNITED KINGDOM		1,719,471
United States of America - 2.1%
Actavis, Inc. (a)	308,100	41,369
Beam, Inc.	387,400	25,177
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
MasterCard, Inc. Class A	160,100	$ 97,759
Regal-Beloit Corp.	22,153	1,433
Visa, Inc. Class A	260,000	46,023
TOTAL UNITED STATES OF AMERICA		211,761
TOTAL COMMON STOCKS (Cost $8,117,081)		9,741,571
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Volkswagen AG (Cost $72,045)	399,500	94,948
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 8/15/13 to 10/17/13 (e) (Cost $8,694)	$ 8,695	8,695
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	308,295,727	308,296
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	41,181,925	41,182
TOTAL MONEY MARKET FUNDS (Cost $349,478)		349,478
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $8,547,298)		10,194,692
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(40,482)
NET ASSETS - 100%		$ 10,154,210
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,572 Nikkei 225 Index Contracts (Japan)	Sept. 2013	$ 107,525	$ (1,115)
The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,695,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 335
Fidelity Securities Lending Cash Central Fund	4,975
Total	$ 5,310
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 10,764	$ -	$ 3,015	$ -	$ -
Total	$ 10,764	$ -	$ 3,015	$ -	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,670,367	$ 1,418,387	$ 251,980	$ -
Consumer Staples	1,189,245	787,782	401,463	-
Energy	333,552	206,741	126,811	-
Financials	2,426,304	1,836,999	589,305	-
Health Care	1,066,529	736,483	330,046	-
Industrials	1,182,937	1,113,312	69,625	-
Information Technology	838,941	709,955	102,559	26,427
Materials	550,769	420,286	130,483	-
Telecommunication Services	482,837	362,821	120,016	-
Utilities	95,038	95,038	-	-
Government Obligations	8,695	-	8,695	-
Money Market Funds	349,478	349,478	-	-
Total Investments in Securities:	$ 10,194,692	$ 8,037,282	$ 2,130,983	$ 26,427
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,115)	$ (1,115)	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $8,615,056,000. Net unrealized appreciation aggregated $1,579,636,000, of which $1,787,473,000 related to appreciated investment securities and $207,837,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.834739.107

AIGI-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
Australia - 3.5%
Ansell Ltd.	2,268,950	$ 37,811
Australia & New Zealand Banking Group Ltd.	4,818,449	128,892
Commonwealth Bank of Australia	1,009,530	67,339
Ramsay Health Care Ltd.	1,619,364	53,608
Spark Infrastructure Group unit	19,962,099	32,028
Woodside Petroleum Ltd.	1,165,122	39,367
TOTAL AUSTRALIA		359,045
Austria - 0.2%
Andritz AG	455,300	24,561
Bailiwick of Jersey - 1.8%
Experian PLC	6,115,400	114,707
Wolseley PLC	1,508,304	72,185
TOTAL BAILIWICK OF JERSEY		186,892
Belgium - 1.9%
Anheuser-Busch InBev SA NV	1,183,927	113,848
KBC Groupe SA	1,894,727	75,998
TOTAL BELGIUM		189,846
Bermuda - 0.8%
Cheung Kong Infrastructure Holdings Ltd.	5,048,000	34,855
Hongkong Land Holdings Ltd.	6,181,000	41,845
TOTAL BERMUDA		76,700
Brazil - 0.2%
Arezzo Industria e Comercio SA	1,051,500	16,399
Qualicorp SA (a)	384,200	2,812
TOTAL BRAZIL		19,211
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S)	1,193,800	38,142
Canada - 0.6%
InterOil Corp. (a)(d)	204,400	17,517
Suncor Energy, Inc.	1,280,200	40,459
TOTAL CANADA		57,976
Cayman Islands - 1.8%
Baidu.com, Inc. sponsored ADR (a)	526,000	69,595
Cimc Enric Holdings Ltd.	16,316,000	20,680
ENN Energy Holdings Ltd.	5,084,000	28,155
Eurasia Drilling Co. Ltd. GDR (Reg. S)	439,400	17,356
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Greatview Aseptic Pack Co. Ltd.	26,392,000	$ 15,892
SINA Corp. (a)	425,607	29,354
TOTAL CAYMAN ISLANDS		181,032
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC	529,830	528
Denmark - 1.2%
Novo Nordisk A/S Series B	724,689	122,955
Finland - 0.7%
Sampo Oyj (A Shares)	1,739,800	76,287
France - 11.2%
Arkema SA	487,670	48,885
Atos Origin SA	388,851	29,233
BNP Paribas SA	1,317,245	85,228
Bureau Veritas SA	2,142,800	63,599
Danone SA	905,500	71,555
Edenred SA	1,177,900	37,742
Groupe FNAC SA (a)	64,812	1,457
Havas SA	3,787,900	28,668
Iliad SA	213,972	50,484
Kering SA	518,500	118,712
Lafarge SA (Bearer) (d)	605,900	38,743
LVMH Moet Hennessy - Louis Vuitton SA	612,502	111,348
Remy Cointreau SA	112,200	11,616
Sanofi SA	1,978,305	207,091
Schneider Electric SA	1,123,900	89,427
Technip SA	192,300	21,221
Total SA	2,379,700	126,811
TOTAL FRANCE		1,141,820
Germany - 7.9%
Aareal Bank AG (a)	1,044,895	28,914
adidas AG	541,900	60,413
Allianz AG	649,485	101,266
BASF AG	1,265,455	112,222
Bayer AG	973,900	113,173
Bayerische Motoren Werke AG (BMW)	632,487	61,921
Brenntag AG	444,700	73,063
Fresenius SE & Co. KGaA	161,700	20,410
GEA Group AG	1,254,770	51,773
GSW Immobilien AG	430,481	17,421
HeidelbergCement Finance AG	860,300	66,083
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
KION Group AG (a)	581,452	$ 19,346
LEG Immobilien AG	184,948	9,301
SAP AG	875,914	64,180
TOTAL GERMANY		799,486
Hong Kong - 1.9%
AIA Group Ltd.	20,789,200	98,510
Techtronic Industries Co. Ltd.	39,683,000	97,115
TOTAL HONG KONG		195,625
India - 0.8%
Apollo Hospitals Enterprise Ltd.	373,958	5,765
Housing Development Finance Corp. Ltd.	4,728,996	62,202
United Spirits Ltd. (a)	444,545	17,421
TOTAL INDIA		85,388
Indonesia - 0.1%
PT Tower Bersama Infrastructure Tbk (a)	17,734,500	9,836
Ireland - 2.1%
Accenture PLC Class A	976,200	72,053
James Hardie Industries PLC CDI	6,070,470	50,418
Kerry Group PLC Class A	856,700	52,655
Paddy Power PLC (Ireland)	503,500	40,746
TOTAL IRELAND		215,872
Italy - 0.7%
De Longhi SpA	2,248,100	35,979
Moleskine SpA	4,183,000	10,723
Tod's SpA	174,951	28,488
TOTAL ITALY		75,190
Japan - 17.9%
ABC-MART, Inc.	1,177,300	53,147
Aozora Bank Ltd.	16,056,000	49,688
Astellas Pharma, Inc.	768,700	41,218
Cosmos Pharmaceutical Corp.	245,800	26,134
Daikin Industries Ltd.	263,700	10,989
Don Quijote Co. Ltd.	1,818,400	95,275
Hitachi Ltd.	5,121,000	34,415
Honda Motor Co. Ltd.	3,184,300	117,950
Japan Tobacco, Inc.	3,948,700	138,130
JSR Corp.	2,283,400	41,326
Kakaku.com, Inc.	951,500	32,993
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
KDDI Corp.	2,082,700	$ 115,079
Keyence Corp.	304,060	99,376
Miraca Holdings, Inc.	581,200	28,078
Mitsubishi UFJ Financial Group, Inc.	18,169,200	112,704
Nitto Denko Corp.	401,400	22,671
Nomura Real Estate Holdings, Inc.	563,300	13,135
NTT Urban Development Co.	8,896	10,758
ORIX Corp.	9,072,900	134,829
Park24 Co. Ltd.	1,342,800	24,741
Rakuten, Inc.	7,298,300	98,618
Santen Pharmaceutical Co. Ltd.	1,166,900	50,950
Seven & i Holdings Co., Ltd.	2,167,000	81,891
Shinsei Bank Ltd.	24,904,000	55,450
Ship Healthcare Holdings, Inc.	1,076,700	39,809
SoftBank Corp.	1,780,100	113,449
Toyota Motor Corp.	2,202,600	134,030
Unicharm Corp.	622,700	33,199
USS Co. Ltd.	91,650	10,961
TOTAL JAPAN		1,820,993
Korea (South) - 0.4%
NHN Corp.	101,178	26,427
Orion Corp.	14,973	13,591
TOTAL KOREA (SOUTH)		40,018
Luxembourg - 0.6%
Brait SA	6,003,514	25,498
Samsonite International SA	11,843,400	32,450
TOTAL LUXEMBOURG		57,948
Mexico - 0.4%
Alsea S.A.B. de CV	7,662,195	20,936
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	231,800	23,062
TOTAL MEXICO		43,998
Netherlands - 2.4%
AEGON NV	5,028,800	38,749
ASML Holding NV	772,233	69,424
Koninklijke Philips Electronics NV	2,177,200	69,625
Randstad Holding NV	717,740	34,627
Yandex NV (a)	861,400	27,996
TOTAL NETHERLANDS		240,421
Common Stocks - continued
	Shares	Value (000s)
New Zealand - 0.4%
Ryman Healthcare Group Ltd.	7,311,565	$ 41,521
Norway - 1.0%
DNB ASA	6,068,755	101,081
Philippines - 0.3%
Alliance Global Group, Inc.	53,559,700	32,358
Poland - 0.3%
Eurocash SA	1,824,990	33,974
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	1,615,900	31,494
Singapore - 0.4%
Global Logistic Properties Ltd.	16,214,205	36,234
South Africa - 1.1%
Naspers Ltd. Class N	1,302,700	109,057
Spain - 2.1%
Amadeus IT Holding SA Class A	1,011,100	34,731
Banco Bilbao Vizcaya Argentaria SA	7,601,924	72,089
Grifols SA ADR	1,208,550	38,359
Inditex SA	481,679	64,208
TOTAL SPAIN		209,387
Sweden - 4.1%
ASSA ABLOY AB (B Shares)	1,314,800	58,215
Intrum Justitia AB	1,835,800	46,753
Investment AB Kinnevik	2,363,300	71,354
Nordea Bank AB	5,194,000	65,780
Svenska Cellulosa AB (SCA) (B Shares)	3,186,600	84,332
Svenska Handelsbanken AB (A Shares)	1,879,500	85,351
TOTAL SWEDEN		411,785
Switzerland - 6.7%
Lonza Group AG	469,465	36,119
Partners Group Holding AG	230,056	60,830
Roche Holding AG (participation certificate)	493,081	121,479
Schindler Holding AG (participation certificate)	554,147	79,339
SGS SA (Reg.)	12,520	28,342
Swatch Group AG (Bearer)	36,702	21,812
Syngenta AG (Switzerland)	179,374	70,927
UBS AG	8,311,378	163,660
Zurich Insurance Group AG	346,539	93,277
TOTAL SWITZERLAND		675,785
Common Stocks - continued
	Shares	Value (000s)
Taiwan - 0.6%
ECLAT Textile Co. Ltd.	2,409,000	$ 18,552
Taiwan Semiconductor Manufacturing Co. Ltd.	11,289,000	38,379
TOTAL TAIWAN		56,931
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)	3,646,380	10,962
United Kingdom - 16.9%
Aberdeen Asset Management PLC	5,975,132	34,932
Alabama Noor Hospitals Group PLC (a)	1,829,400	19,481
Associated British Foods PLC	1,571,500	46,474
Barclays PLC	18,045,567	78,841
BG Group PLC	3,923,700	70,821
BHP Billiton PLC	2,080,582	59,556
British American Tobacco PLC (United Kingdom)	2,810,000	149,905
British Land Co. PLC	5,830,068	52,992
Croda International PLC	630,000	24,046
Diageo PLC	4,394,219	137,710
Hikma Pharmaceuticals PLC	2,631,850	44,521
HSBC Holdings PLC (United Kingdom)	10,856,757	123,262
Intertek Group PLC	893,600	41,122
Jazztel PLC (a)	4,681,964	42,479
Legal & General Group PLC	21,527,711	63,173
London Stock Exchange Group PLC	1,729,000	41,400
Meggitt PLC	6,792,200	56,571
Next PLC	781,744	59,342
Ocado Group PLC (a)(d)	8,992,397	42,065
Persimmon PLC	2,082,200	39,151
Reckitt Benckiser Group PLC	788,600	56,132
Rolls-Royce Group PLC	4,197,715	75,033
Rotork PLC	717,800	29,002
SABMiller PLC	1,478,600	72,439
Standard Chartered PLC (United Kingdom)	2,048,441	47,506
Taylor Wimpey PLC	18,277,100	29,611
TelecityGroup PLC	2,134,054	28,861
The Restaurant Group PLC	1,992,100	16,046
Ultra Electronics Holdings PLC	614,667	16,981
Vodafone Group PLC	40,071,243	120,016
TOTAL UNITED KINGDOM		1,719,471
United States of America - 2.1%
Actavis, Inc. (a)	308,100	41,369
Beam, Inc.	387,400	25,177
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
MasterCard, Inc. Class A	160,100	$ 97,759
Regal-Beloit Corp.	22,153	1,433
Visa, Inc. Class A	260,000	46,023
TOTAL UNITED STATES OF AMERICA		211,761
TOTAL COMMON STOCKS (Cost $8,117,081)		9,741,571
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Volkswagen AG (Cost $72,045)	399,500	94,948
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 8/15/13 to 10/17/13 (e) (Cost $8,694)	$ 8,695	8,695
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	308,295,727	308,296
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	41,181,925	41,182
TOTAL MONEY MARKET FUNDS (Cost $349,478)		349,478
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $8,547,298)		10,194,692
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(40,482)
NET ASSETS - 100%		$ 10,154,210
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,572 Nikkei 225 Index Contracts (Japan)	Sept. 2013	$ 107,525	$ (1,115)
The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,695,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 335
Fidelity Securities Lending Cash Central Fund	4,975
Total	$ 5,310
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 10,764	$ -	$ 3,015	$ -	$ -
Total	$ 10,764	$ -	$ 3,015	$ -	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,670,367	$ 1,418,387	$ 251,980	$ -
Consumer Staples	1,189,245	787,782	401,463	-
Energy	333,552	206,741	126,811	-
Financials	2,426,304	1,836,999	589,305	-
Health Care	1,066,529	736,483	330,046	-
Industrials	1,182,937	1,113,312	69,625	-
Information Technology	838,941	709,955	102,559	26,427
Materials	550,769	420,286	130,483	-
Telecommunication Services	482,837	362,821	120,016	-
Utilities	95,038	95,038	-	-
Government Obligations	8,695	-	8,695	-
Money Market Funds	349,478	349,478	-	-
Total Investments in Securities:	$ 10,194,692	$ 8,037,282	$ 2,130,983	$ 26,427
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,115)	$ (1,115)	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $8,615,056,000. Net unrealized appreciation aggregated $1,579,636,000, of which $1,787,473,000 related to appreciated investment securities and $207,837,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Canada Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855812.106

ACAN-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 4.6%
Magna International, Inc. Class A (sub. vtg.)	1,510,000	$ 115,480,966
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp.	200,000	14,248,000
Tim Hortons, Inc. (Canada)	110,300	6,386,468
		20,634,468
Household Durables - 0.2%
Brookfield Residential Properties, Inc. (a)	300,000	6,201,001
Media - 1.2%
Cineplex, Inc. (d)	350,000	12,656,022
Corus Entertainment, Inc. Class B (non-vtg.) (d)	350,000	8,468,017
Quebecor, Inc. Class B (sub. vtg.)	200,000	9,183,137
		30,307,176
Multiline Retail - 2.8%
Canadian Tire Ltd. Class A (non-vtg.)	150,000	12,344,952
Dollarama, Inc.	803,467	57,989,493
		70,334,445
Specialty Retail - 0.6%
Gap, Inc.	200,000	9,180,000
Home Depot, Inc.	90,000	7,112,700
		16,292,700
Textiles, Apparel & Luxury Goods - 2.4%
Gildan Activewear, Inc.	1,070,195	47,763,352
lululemon athletica, Inc. (a)(d)	177,600	12,355,632
		60,118,984
TOTAL CONSUMER DISCRETIONARY		319,369,740
CONSUMER STAPLES - 7.1%
Food & Staples Retailing - 6.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	940,200	57,623,980
CVS Caremark Corp.	200,000	12,298,000
Empire Co. Ltd. Class A (non-vtg.)	130,000	10,217,992
George Weston Ltd.	50,000	4,238,146
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,150,000	21,049,557
Loblaw Companies Ltd. (d)	550,000	26,244,280
Metro, Inc. Class A (sub. vtg.)	579,165	41,541,316
		173,213,271
Food Products - 0.3%
Saputo, Inc.	150,000	6,939,928
TOTAL CONSUMER STAPLES		180,153,199

	Shares	Value
ENERGY - 18.5%
Energy Equipment & Services - 0.2%
Calfrac Well Services Ltd.	100,000	$ 3,315,159
Secure Energy Services, Inc.	100,000	1,366,956
		4,682,115
Oil, Gas & Consumable Fuels - 18.3%
ARC Resources Ltd. (d)	300,000	7,564,989
Baytex Energy Corp. (d)	50,000	2,029,987
Canadian Natural Resources Ltd.	950,000	29,440,658
Canadian Oil Sands Ltd.	200,000	3,882,777
Cenovus Energy, Inc.	1,150,000	34,059,975
Crescent Point Energy Corp. (d)	633,400	24,019,988
Enbridge, Inc.	2,237,800	99,285,898
Imperial Oil Ltd.	250,000	10,726,804
Keyera Corp. (d)	302,302	16,911,959
Painted Pony Petroleum Ltd. (e)	113,000	819,638
Painted Pony Petroleum Ltd. Class A (a)	50,000	362,672
Pembina Pipeline Corp.	250,000	7,830,299
Peyto Exploration & Development Corp. (d)	400,000	11,504,235
Suncor Energy, Inc.	2,507,600	79,249,047
Talisman Energy, Inc.	1,400,000	15,866,031
Tourmaline Oil Corp. (a)	500,000	19,272,710
Tourmaline Oil Corp. (a)(e)	80,000	3,083,634
TransCanada Corp.	1,500,000	68,537,630
Trilogy Energy Corp.	100,000	2,829,325
Vermilion Energy, Inc.	500,000	26,818,226
		464,096,482
TOTAL ENERGY		468,778,597
FINANCIALS - 32.4%
Capital Markets - 0.7%
CI Financial Corp.	614,800	18,573,892
Commercial Banks - 20.9%
Bank of Montreal (d)	1,100,000	68,403,271
Bank of Nova Scotia (d)	1,900,000	107,310,875
Canadian Imperial Bank of Commerce (d)	54,600	4,142,711
Laurentian Bank of Canada	14,800	649,148
Royal Bank of Canada (d)	2,880,000	179,905,363
The Toronto-Dominion Bank	2,003,800	168,872,484
		529,283,852
Diversified Financial Services - 0.1%
Element Financial Corp. (a)	200,000	2,476,877
Insurance - 7.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,000	3,972,349
Industrial Alliance Insurance and Financial Services, Inc.	100,000	4,022,977
Intact Financial Corp.	210,925	12,405,783
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Manulife Financial Corp.	5,700,000	$ 100,392,367
Sun Life Financial, Inc.	1,900,000	61,526,628
		182,320,104
Real Estate Investment Trusts - 0.9%
H&R REIT/H&R Finance Trust	500,000	10,519,910
RioCan (REIT)	500,000	11,848,895
		22,368,805
Real Estate Management & Development - 2.6%
Brookfield Asset Management, Inc. Class A	1,550,000	57,361,016
Brookfield Properties Corp. (d)	500,000	8,465,583
		65,826,599
TOTAL FINANCIALS		820,850,129
HEALTH CARE - 8.4%
Biotechnology - 0.4%
Amgen, Inc.	40,000	4,331,600
Biogen Idec, Inc. (a)	25,000	5,453,250
		9,784,850
Health Care Providers & Services - 1.9%
Catamaran Corp. (a)	906,468	47,746,002
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	50,000	4,555,500
Pharmaceuticals - 5.9%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,631,471	151,376,873
TOTAL HEALTH CARE		213,463,225
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.7%
MacDonald Dettwiler & Associates Ltd.	250,000	18,695,843
Road & Rail - 5.4%
Canadian National Railway Co.	850,000	84,958,621
Canadian Pacific Railway Ltd.	420,900	51,687,389
		136,646,010
TOTAL INDUSTRIALS		155,341,853
INFORMATION TECHNOLOGY - 5.9%
Internet Software & Services - 0.2%
Google, Inc. Class A (a)	6,000	5,325,600
IT Services - 4.4%
Alliance Data Systems Corp. (a)(d)	70,000	13,844,600
CGI Group, Inc. Class A (sub. vtg.) (a)	2,190,000	75,693,701
Visa, Inc. Class A	130,000	23,011,300
		112,549,601

	Shares	Value
Software - 1.3%
Constellation Software, Inc.	85,000	$ 12,402,006
Open Text Corp.	290,407	20,524,432
		32,926,438
TOTAL INFORMATION TECHNOLOGY		150,801,639
MATERIALS - 3.7%
Chemicals - 1.2%
Methanex Corp.	650,000	31,041,281
Metals & Mining - 1.7%
Agnico Eagle Mines Ltd. (Canada)	100,000	2,843,930
Dominion Diamond Corp. (a)	93,300	1,319,880
Goldcorp, Inc.	1,350,000	38,077,597
		42,241,407
Paper & Forest Products - 0.8%
Norbord, Inc.	100,000	3,159,381
West Fraser Timber Co. Ltd. (d)	190,000	17,318,469
		20,477,850
TOTAL MATERIALS		93,760,538
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
BCE, Inc.	850,000	35,213,222
TELUS Corp. (a)	650,000	19,751,241
		54,964,463
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. Class B (non-vtg.)	200,000	7,991,432
TOTAL TELECOMMUNICATION SERVICES		62,955,895
TOTAL COMMON STOCKS (Cost $1,957,259,321)		2,465,474,815
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.11% (b)	27,364,927	27,364,927
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	197,889,220	197,889,220
TOTAL MONEY MARKET FUNDS (Cost $225,254,147)		225,254,147
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $2,182,513,468)		2,690,728,962
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(154,708,672)
NET ASSETS - 100%		$ 2,536,020,290
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,903,272 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,968
Fidelity Securities Lending Cash Central Fund	2,968,965
Total	$ 3,007,933
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $2,195,464,708. Net unrealized appreciation aggregated $495,264,254, of which $550,399,120 related to appreciated investment securities and $55,134,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Canada Fund

July 31, 2013

1.804819.109

CAN-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 4.6%
Magna International, Inc. Class A (sub. vtg.)	1,510,000	$ 115,480,966
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp.	200,000	14,248,000
Tim Hortons, Inc. (Canada)	110,300	6,386,468
		20,634,468
Household Durables - 0.2%
Brookfield Residential Properties, Inc. (a)	300,000	6,201,001
Media - 1.2%
Cineplex, Inc. (d)	350,000	12,656,022
Corus Entertainment, Inc. Class B (non-vtg.) (d)	350,000	8,468,017
Quebecor, Inc. Class B (sub. vtg.)	200,000	9,183,137
		30,307,176
Multiline Retail - 2.8%
Canadian Tire Ltd. Class A (non-vtg.)	150,000	12,344,952
Dollarama, Inc.	803,467	57,989,493
		70,334,445
Specialty Retail - 0.6%
Gap, Inc.	200,000	9,180,000
Home Depot, Inc.	90,000	7,112,700
		16,292,700
Textiles, Apparel & Luxury Goods - 2.4%
Gildan Activewear, Inc.	1,070,195	47,763,352
lululemon athletica, Inc. (a)(d)	177,600	12,355,632
		60,118,984
TOTAL CONSUMER DISCRETIONARY		319,369,740
CONSUMER STAPLES - 7.1%
Food & Staples Retailing - 6.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	940,200	57,623,980
CVS Caremark Corp.	200,000	12,298,000
Empire Co. Ltd. Class A (non-vtg.)	130,000	10,217,992
George Weston Ltd.	50,000	4,238,146
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,150,000	21,049,557
Loblaw Companies Ltd. (d)	550,000	26,244,280
Metro, Inc. Class A (sub. vtg.)	579,165	41,541,316
		173,213,271
Food Products - 0.3%
Saputo, Inc.	150,000	6,939,928
TOTAL CONSUMER STAPLES		180,153,199

	Shares	Value
ENERGY - 18.5%
Energy Equipment & Services - 0.2%
Calfrac Well Services Ltd.	100,000	$ 3,315,159
Secure Energy Services, Inc.	100,000	1,366,956
		4,682,115
Oil, Gas & Consumable Fuels - 18.3%
ARC Resources Ltd. (d)	300,000	7,564,989
Baytex Energy Corp. (d)	50,000	2,029,987
Canadian Natural Resources Ltd.	950,000	29,440,658
Canadian Oil Sands Ltd.	200,000	3,882,777
Cenovus Energy, Inc.	1,150,000	34,059,975
Crescent Point Energy Corp. (d)	633,400	24,019,988
Enbridge, Inc.	2,237,800	99,285,898
Imperial Oil Ltd.	250,000	10,726,804
Keyera Corp. (d)	302,302	16,911,959
Painted Pony Petroleum Ltd. (e)	113,000	819,638
Painted Pony Petroleum Ltd. Class A (a)	50,000	362,672
Pembina Pipeline Corp.	250,000	7,830,299
Peyto Exploration & Development Corp. (d)	400,000	11,504,235
Suncor Energy, Inc.	2,507,600	79,249,047
Talisman Energy, Inc.	1,400,000	15,866,031
Tourmaline Oil Corp. (a)	500,000	19,272,710
Tourmaline Oil Corp. (a)(e)	80,000	3,083,634
TransCanada Corp.	1,500,000	68,537,630
Trilogy Energy Corp.	100,000	2,829,325
Vermilion Energy, Inc.	500,000	26,818,226
		464,096,482
TOTAL ENERGY		468,778,597
FINANCIALS - 32.4%
Capital Markets - 0.7%
CI Financial Corp.	614,800	18,573,892
Commercial Banks - 20.9%
Bank of Montreal (d)	1,100,000	68,403,271
Bank of Nova Scotia (d)	1,900,000	107,310,875
Canadian Imperial Bank of Commerce (d)	54,600	4,142,711
Laurentian Bank of Canada	14,800	649,148
Royal Bank of Canada (d)	2,880,000	179,905,363
The Toronto-Dominion Bank	2,003,800	168,872,484
		529,283,852
Diversified Financial Services - 0.1%
Element Financial Corp. (a)	200,000	2,476,877
Insurance - 7.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,000	3,972,349
Industrial Alliance Insurance and Financial Services, Inc.	100,000	4,022,977
Intact Financial Corp.	210,925	12,405,783
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Manulife Financial Corp.	5,700,000	$ 100,392,367
Sun Life Financial, Inc.	1,900,000	61,526,628
		182,320,104
Real Estate Investment Trusts - 0.9%
H&R REIT/H&R Finance Trust	500,000	10,519,910
RioCan (REIT)	500,000	11,848,895
		22,368,805
Real Estate Management & Development - 2.6%
Brookfield Asset Management, Inc. Class A	1,550,000	57,361,016
Brookfield Properties Corp. (d)	500,000	8,465,583
		65,826,599
TOTAL FINANCIALS		820,850,129
HEALTH CARE - 8.4%
Biotechnology - 0.4%
Amgen, Inc.	40,000	4,331,600
Biogen Idec, Inc. (a)	25,000	5,453,250
		9,784,850
Health Care Providers & Services - 1.9%
Catamaran Corp. (a)	906,468	47,746,002
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	50,000	4,555,500
Pharmaceuticals - 5.9%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,631,471	151,376,873
TOTAL HEALTH CARE		213,463,225
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.7%
MacDonald Dettwiler & Associates Ltd.	250,000	18,695,843
Road & Rail - 5.4%
Canadian National Railway Co.	850,000	84,958,621
Canadian Pacific Railway Ltd.	420,900	51,687,389
		136,646,010
TOTAL INDUSTRIALS		155,341,853
INFORMATION TECHNOLOGY - 5.9%
Internet Software & Services - 0.2%
Google, Inc. Class A (a)	6,000	5,325,600
IT Services - 4.4%
Alliance Data Systems Corp. (a)(d)	70,000	13,844,600
CGI Group, Inc. Class A (sub. vtg.) (a)	2,190,000	75,693,701
Visa, Inc. Class A	130,000	23,011,300
		112,549,601

	Shares	Value
Software - 1.3%
Constellation Software, Inc.	85,000	$ 12,402,006
Open Text Corp.	290,407	20,524,432
		32,926,438
TOTAL INFORMATION TECHNOLOGY		150,801,639
MATERIALS - 3.7%
Chemicals - 1.2%
Methanex Corp.	650,000	31,041,281
Metals & Mining - 1.7%
Agnico Eagle Mines Ltd. (Canada)	100,000	2,843,930
Dominion Diamond Corp. (a)	93,300	1,319,880
Goldcorp, Inc.	1,350,000	38,077,597
		42,241,407
Paper & Forest Products - 0.8%
Norbord, Inc.	100,000	3,159,381
West Fraser Timber Co. Ltd. (d)	190,000	17,318,469
		20,477,850
TOTAL MATERIALS		93,760,538
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
BCE, Inc.	850,000	35,213,222
TELUS Corp. (a)	650,000	19,751,241
		54,964,463
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. Class B (non-vtg.)	200,000	7,991,432
TOTAL TELECOMMUNICATION SERVICES		62,955,895
TOTAL COMMON STOCKS (Cost $1,957,259,321)		2,465,474,815
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.11% (b)	27,364,927	27,364,927
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	197,889,220	197,889,220
TOTAL MONEY MARKET FUNDS (Cost $225,254,147)		225,254,147
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $2,182,513,468)		2,690,728,962
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(154,708,672)
NET ASSETS - 100%		$ 2,536,020,290
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,903,272 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,968
Fidelity Securities Lending Cash Central Fund	2,968,965
Total	$ 3,007,933
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $2,195,464,708. Net unrealized appreciation aggregated $495,264,254, of which $550,399,120 related to appreciated investment securities and $55,134,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Worldwide Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Worldwide Fund

1.883452.104

AWLD-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 1.6%
Ansell Ltd.	142,537	$ 2,375,333
Australia & New Zealand Banking Group Ltd.	290,317	7,765,915
Commonwealth Bank of Australia	59,860	3,992,881
Ramsay Health Care Ltd.	105,887	3,505,352
Spark Infrastructure Group unit	1,274,589	2,045,011
Woodside Petroleum Ltd.	71,365	2,411,264
TOTAL AUSTRALIA		22,095,756
Austria - 0.1%
Andritz AG	28,200	1,521,269
Bailiwick of Jersey - 0.8%
Experian PLC	368,600	6,913,835
Wolseley PLC	90,926	4,351,584
TOTAL BAILIWICK OF JERSEY		11,265,419
Belgium - 0.9%
Anheuser-Busch InBev SA NV	71,611	6,886,214
KBC Groupe SA	128,368	5,148,847
TOTAL BELGIUM		12,035,061
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	310,000	2,140,453
Hongkong Land Holdings Ltd.	384,000	2,599,680
TOTAL BERMUDA		4,740,133
Brazil - 0.1%
Arezzo Industria e Comercio SA	63,900	996,586
Qualicorp SA (a)	71,800	525,592
TOTAL BRAZIL		1,522,178
British Virgin Islands - 0.3%
Luxoft Holding, Inc.	57,700	1,267,669
Mail.Ru Group Ltd. GDR (Reg. S)	73,000	2,332,350
Michael Kors Holdings Ltd. (a)	7,000	471,380
TOTAL BRITISH VIRGIN ISLANDS		4,071,399
Canada - 0.7%
Canadian Pacific Railway Ltd.	49,000	6,017,301
InterOil Corp. (a)	10,500	899,850
Suncor Energy, Inc.	78,300	2,474,557
TOTAL CANADA		9,391,708
Cayman Islands - 0.9%
Baidu.com, Inc. sponsored ADR (a)	39,200	5,186,552
Cimc Enric Holdings Ltd.	1,020,000	1,292,821
ENN Energy Holdings Ltd.	314,000	1,738,911
Eurasia Drilling Co. Ltd. GDR (Reg. S)	27,100	1,070,450
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,083,260
SINA Corp. (a)	36,600	2,524,302
TOTAL CAYMAN ISLANDS		12,896,296

	Shares	Value
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	$ 31,708
Denmark - 0.5%
Novo Nordisk A/S Series B	43,016	7,298,354
Finland - 0.4%
Raisio Group PLC (V Shares)	139,000	619,477
Sampo Oyj (A Shares)	107,000	4,691,772
TOTAL FINLAND		5,311,249
France - 5.0%
Arkema SA	29,430	2,950,118
Atos Origin SA	24,326	1,828,782
BNP Paribas SA	79,130	5,119,835
Bureau Veritas SA	131,600	3,905,902
Danone SA	56,400	4,456,885
Edenred SA	73,500	2,355,049
Groupe FNAC SA (a)(d)	3,918	88,088
Havas SA	233,800	1,769,483
Iliad SA	12,793	3,018,349
Kering SA	31,350	7,177,684
Lafarge SA (Bearer)	37,800	2,417,056
LVMH Moet Hennessy - Louis Vuitton SA	33,006	6,000,238
Remy Cointreau SA	6,900	714,342
Sanofi SA	120,760	12,641,612
Schneider Electric SA	68,600	5,458,381
Technip SA	11,800	1,302,160
Total SA	145,800	7,769,457
TOTAL FRANCE		68,973,421
Germany - 3.7%
Aareal Bank AG (a)	63,891	1,767,946
adidas AG	33,400	3,723,543
Allianz AG	39,781	6,202,535
BASF AG	77,939	6,911,719
Bayer AG	60,700	7,053,709
Bayerische Motoren Werke AG (BMW)	37,624	3,683,407
Brenntag AG	27,600	4,534,631
Fresenius SE & Co. KGaA	15,800	1,994,333
GEA Group AG	75,747	3,125,382
GSW Immobilien AG	28,483	1,152,686
HeidelbergCement Finance AG	53,600	4,117,252
KION Group AG (a)	45,749	1,522,163
LEG Immobilien AG	19,100	960,486
SAP AG	57,454	4,209,740
TOTAL GERMANY		50,959,532
Hong Kong - 0.8%
AIA Group Ltd.	1,263,600	5,987,583
Techtronic Industries Co. Ltd.	2,334,000	5,711,914
TOTAL HONG KONG		11,699,497
India - 0.4%
Apollo Hospitals Enterprise Ltd.	21,256	327,686
Common Stocks - continued
	Shares	Value
India - continued
Housing Development Finance Corp. Ltd.	292,606	$ 3,848,763
United Spirits Ltd. (a)	27,317	1,070,505
TOTAL INDIA		5,246,954
Indonesia - 0.0%
PT Tower Bersama Infrastructure Tbk (a)	990,500	549,341
Ireland - 2.5%
Accenture PLC Class A	59,500	4,391,695
Alkermes PLC (a)	84,000	2,820,720
Eaton Corp. PLC	143,000	9,859,850
FleetMatics Group PLC	25,700	967,862
James Hardie Industries PLC CDI	365,087	3,032,184
Kerry Group PLC Class A	52,900	3,251,349
Paddy Power PLC (Ireland)	29,700	2,403,478
Ryanair Holdings PLC sponsored ADR	14,000	721,280
Trinity Biotech PLC sponsored ADR	127,000	2,473,960
Warner Chilcott PLC	192,000	4,091,520
TOTAL IRELAND		34,013,898
Italy - 0.4%
De Longhi SpA	141,700	2,267,782
Moleskine SpA	397,400	1,018,768
Tod's SpA	10,858	1,768,061
TOTAL ITALY		5,054,611
Japan - 8.5%
ABC-MART, Inc.	70,200	3,169,074
Aozora Bank Ltd.	983,000	3,042,069
Astellas Pharma, Inc.	47,400	2,541,620
Cosmos Pharmaceutical Corp.	12,200	1,297,130
Daikin Industries Ltd.	16,400	683,403
Don Quijote Co. Ltd.	109,500	5,737,259
Harmonic Drive Systems, Inc.	17,600	371,917
Hitachi Ltd.	313,000	2,103,503
Honda Motor Co. Ltd.	202,000	7,482,298
Japan Tobacco, Inc.	381,400	13,341,793
JSR Corp.	137,200	2,483,080
Kakaku.com, Inc.	61,600	2,135,962
KDDI Corp.	129,000	7,127,872
Keyence Corp.	18,460	6,033,296
Miraca Holdings, Inc.	36,500	1,763,303
Mitsubishi UFJ Financial Group, Inc.	1,099,300	6,818,965
Nitto Denko Corp.	24,700	1,395,067
Nomura Real Estate Holdings, Inc.	35,200	820,770
NTT Urban Development Co.	556	672,356
ORIX Corp.	554,600	8,241,681
Park24 Co. Ltd.	83,900	1,545,865
Rakuten, Inc.	438,900	5,930,596
Santen Pharmaceutical Co. Ltd.	71,900	3,139,337
Seven & i Holdings Co., Ltd.	134,700	5,090,287
Shinsei Bank Ltd.	1,543,000	3,435,543

	Shares	Value
Ship Healthcare Holdings, Inc.	67,000	$ 2,477,173
SoftBank Corp.	110,100	7,016,893
Toyota Motor Corp.	137,200	8,348,714
Unicharm Corp.	38,600	2,057,931
USS Co. Ltd.	5,640	674,542
TOTAL JAPAN		116,979,299
Kenya - 0.1%
Safaricom Ltd.	18,905,500	1,579,967
Korea (South) - 0.2%
NHN Corp.	6,168	1,611,024
Orion Corp.	742	673,525
TOTAL KOREA (SOUTH)		2,284,549
Luxembourg - 0.3%
Brait SA	360,653	1,531,738
Samsonite International SA	836,100	2,290,877
TOTAL LUXEMBOURG		3,822,615
Mexico - 0.2%
Alsea S.A.B. de CV	519,500	1,419,471
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	14,400	1,432,656
TOTAL MEXICO		2,852,127
Netherlands - 1.1%
AEGON NV	292,700	2,255,360
ASML Holding NV	45,507	4,091,079
Koninklijke Philips Electronics NV	135,300	4,326,749
Randstad Holding NV	44,718	2,157,426
Yandex NV (a)	54,300	1,764,750
TOTAL NETHERLANDS		14,595,364
New Zealand - 0.3%
Ryman Healthcare Group Ltd.	459,616	2,610,048
Xero Ltd. (a)	75,000	1,036,313
TOTAL NEW ZEALAND		3,646,361
Norway - 0.4%
DNB ASA	365,200	6,082,742
Philippines - 0.1%
Alliance Global Group, Inc.	3,323,800	2,008,050
Poland - 0.1%
Eurocash SA	107,100	1,993,758
Russia - 0.1%
Mobile TeleSystems OJSC sponsored ADR	100,500	1,958,745
Singapore - 0.2%
Global Logistic Properties Ltd.	1,015,000	2,268,246
South Africa - 0.6%
Distell Group Ltd.	126,410	1,585,010
Naspers Ltd. Class N	80,100	6,705,650
TOTAL SOUTH AFRICA		8,290,660
Common Stocks - continued
	Shares	Value
Spain - 1.0%
Amadeus IT Holding SA Class A	63,100	$ 2,167,462
Banco Bilbao Vizcaya Argentaria SA	497,231	4,715,241
Grifols SA ADR	75,442	2,394,529
Inditex SA	28,781	3,836,538
TOTAL SPAIN		13,113,770
Sweden - 1.9%
ASSA ABLOY AB (B Shares)	81,800	3,621,807
Intrum Justitia AB	115,000	2,928,745
Investment AB Kinnevik	145,500	4,393,026
Nordea Bank AB	324,200	4,105,875
Svenska Cellulosa AB (SCA) (B Shares)	197,400	5,224,105
Svenska Handelsbanken AB (A Shares)	115,600	5,249,588
TOTAL SWEDEN		25,523,146
Switzerland - 3.1%
Lonza Group AG	47,211	3,632,204
Partners Group Holding AG	13,818	3,653,644
Roche Holding AG (participation certificate)	29,701	7,317,335
Schindler Holding AG (participation certificate)	33,294	4,766,822
SGS SA (Reg.)	780	1,765,736
Swatch Group AG (Bearer)	2,200	1,307,472
Syngenta AG (Switzerland)	11,110	4,393,027
TE Connectivity Ltd.	16,000	816,640
UBS AG	506,231	9,968,213
Zurich Insurance Group AG	20,820	5,604,043
TOTAL SWITZERLAND		43,225,136
Taiwan - 0.3%
ECLAT Textile Co. Ltd.	147,000	1,132,089
Taiwan Semiconductor Manufacturing Co. Ltd.	706,000	2,400,206
TOTAL TAIWAN		3,532,295
Turkey - 0.0%
Boyner Buyuk Magazacilik A/S (a)	219,000	658,374
United Kingdom - 7.4%
Aberdeen Asset Management PLC	355,842	2,080,311
Alabama Noor Hospitals Group PLC (a)	169,000	1,799,639
Associated British Foods PLC	96,800	2,862,676
Barclays PLC	1,131,413	4,943,126
BG Group PLC	240,300	4,337,326
BHP Billiton PLC	154,101	4,411,058
British American Tobacco PLC (United Kingdom)	168,600	8,994,271
British Land Co. PLC	195	1,772
Croda International PLC	38,600	1,473,291
Diageo PLC	264,983	8,304,258
Hikma Pharmaceuticals PLC	162,629	2,751,081
Hilton Food Group PLC	2,800	17,336
HSBC Holdings PLC (United Kingdom)	715,328	8,121,442
Intertek Group PLC	55,600	2,558,590

	Shares	Value
Jazztel PLC (a)	284,917	$ 2,585,048
Legal & General Group PLC	1,269,461	3,725,222
London Stock Exchange Group PLC	107,700	2,578,820
Meggitt PLC	416,600	3,469,796
Next PLC	57,000	4,326,891
Ocado Group PLC (a)(d)	565,800	2,646,724
Persimmon PLC	129,000	2,425,542
Reckitt Benckiser Group PLC	48,500	3,452,195
Rolls-Royce Group PLC	271,600	4,854,765
Rotork PLC	44,510	1,798,400
SABMiller PLC	92,100	4,512,150
Standard Chartered PLC (United Kingdom)	128,626	2,983,024
Taylor Wimpey PLC	1,155,900	1,872,710
TelecityGroup PLC	131,700	1,781,099
The Restaurant Group PLC	123,700	996,406
Ultra Electronics Holdings PLC	36,900	1,019,396
Vodafone Group PLC	1,208,000	3,618,052
TOTAL UNITED KINGDOM		101,302,417
United States of America - 51.6%
A.O. Smith Corp.	13,000	537,160
Accuray, Inc. (a)	170,000	1,055,700
Actavis, Inc. (a)	58,400	7,841,368
Adobe Systems, Inc. (a)	29,000	1,371,120
Aegerion Pharmaceuticals, Inc. (a)	38,000	3,480,420
Agios Pharmaceuticals, Inc.	12,200	355,752
Alexion Pharmaceuticals, Inc. (a)	39,000	4,532,970
American International Group, Inc.	85,000	3,868,350
Ameriprise Financial, Inc.	161,400	14,364,600
Amgen, Inc.	15,000	1,624,350
Amphenol Corp. Class A	15,000	1,178,400
Applied Micro Circuits Corp. (a)	144,000	1,709,280
Bank of America Corp.	2,285,000	33,361,000
Beam, Inc.	23,900	1,553,261
Becton, Dickinson & Co.	24,000	2,489,280
Berkshire Hathaway, Inc. Class B (a)	51,000	5,909,370
Biogen Idec, Inc. (a)	96,000	20,940,480
Bluebird Bio, Inc.	9,400	292,622
Boston Scientific Corp. (a)	543,000	5,929,560
Cabela's, Inc. Class A (a)	153,000	10,501,920
Cabot Oil & Gas Corp.	471,000	35,711,220
CBS Corp. Class B	89,000	4,702,760
Celgene Corp. (a)	41,000	6,021,260
Citigroup, Inc.	714,000	37,227,959
Comcast Corp. Class A	46,000	2,073,680
Cummins, Inc.	164,000	19,875,160
Discovery Communications, Inc. (a)	65,000	5,181,800
Eastman Chemical Co.	273,500	21,997,605
Ecolab, Inc.	163,000	15,018,820
Energizer Holdings, Inc.	13,000	1,323,400
EOG Resources, Inc.	40,000	5,819,600
EQT Corp.	133,000	11,504,500
Estee Lauder Companies, Inc. Class A	42,800	2,809,820
Common Stocks - continued
	Shares	Value
United States of America - continued
Facebook, Inc. Class A (a)	222,000	$ 8,176,260
FLIR Systems, Inc.	97,000	3,149,590
Gap, Inc.	414,800	19,039,320
Genesee & Wyoming, Inc. Class A (a)	8,000	717,280
Gilead Sciences, Inc. (a)	331,000	20,339,950
Google, Inc. Class A (a)	25,000	22,190,000
H&R Block, Inc.	173,000	5,437,390
HealthStream, Inc. (a)	7,000	220,500
Home Depot, Inc.	192,000	15,173,760
Illumina, Inc. (a)	49,000	3,911,180
inContact, Inc. (a)	100	848
ITC Holdings Corp.	26,300	2,413,551
J.B. Hunt Transport Services, Inc.	15,600	1,168,908
JPMorgan Chase & Co.	46,000	2,563,580
Kroger Co.	354,300	13,913,361
LinkedIn Corp. (a)	6,000	1,222,740
Marathon Petroleum Corp.	20,000	1,466,600
MasterCard, Inc. Class A	43,400	26,500,474
McGraw-Hill Companies, Inc.	288,000	17,815,680
Moody's Corp.	11,000	745,470
Morgan Stanley	294,000	7,999,740
NCR Corp. (a)	29,000	1,044,000
Netflix, Inc. (a)	33,000	8,059,260
Noble Energy, Inc.	156,000	9,748,440
Onyx Pharmaceuticals, Inc. (a)	236,500	31,052,450
Pacira Pharmaceuticals, Inc. (a)	29,000	983,970
Perrigo Co.	56,000	6,965,840
Phillips 66	72,000	4,428,000
Phillips 66 Partners LP	54,200	1,754,454
Pioneer Natural Resources Co.	137,900	21,341,404
Praxair, Inc.	8,000	961,360
Precision Castparts Corp.	4,000	886,880
Prestige Brands Holdings, Inc. (a)	254,000	8,613,140
priceline.com, Inc. (a)	2,200	1,926,474
PVH Corp.	123,000	16,210,170
Questcor Pharmaceuticals, Inc.	38,000	2,539,160
Regal-Beloit Corp.	2,200	142,296
Regeneron Pharmaceuticals, Inc. (a)	5,000	1,350,300
Rock-Tenn Co. Class A	21,000	2,401,350
Saia, Inc. (a)	67,000	2,005,980
Salix Pharmaceuticals Ltd. (a)	23,000	1,699,700
ServiceNow, Inc. (a)	213,000	9,282,540
Sigma Aldrich Corp.	10,000	835,600
Sirius XM Radio, Inc.	607,000	2,264,110
Spirit Airlines, Inc. (a)	59,000	1,949,950
SS&C Technologies Holdings, Inc. (a)	64,000	2,289,920
SunEdison, Inc. (a)	128,000	1,290,240
Teledyne Technologies, Inc. (a)	24,000	1,924,080
The Blackstone Group LP	320,000	7,216,000
The Boeing Co.	38,000	3,993,800

	Shares	Value
The Cooper Companies, Inc.	99,800	$ 12,709,530
The Walt Disney Co.	75,000	4,848,750
Tribune Co. Class A (a)	23,000	1,453,600
TripAdvisor, Inc. (a)	84,000	6,301,680
Twenty-First Century Fox, Inc. Class A	13,000	388,440
United Technologies Corp.	23,000	2,428,110
Visa, Inc. Class A	176,900	31,313,069
W.W. Grainger, Inc.	3,000	786,420
Wabtec Corp.	7,000	406,420
Web.com Group, Inc. (a)	137,100	3,561,858
WhiteWave Foods Co.	62,000	1,158,780
Workday, Inc. Class A	178,300	12,176,107
WPX Energy, Inc. (a)	70,000	1,344,700
Yahoo!, Inc. (a)	354,000	9,943,860
TOTAL UNITED STATES OF AMERICA		710,312,921
TOTAL COMMON STOCKS (Cost $1,088,816,555)		1,334,708,326
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Volkswagen AG (Cost $3,714,618)	23,900	5,680,242
Convertible Bonds - 0.1%
	Principal Amount
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20	$ 700,000	928,900
Radian Group, Inc. 2.25% 3/1/19	620,000	909,850
TOTAL CONVERTIBLE BONDS (Cost $1,320,000)		1,838,750
Government Obligations - 0.1%

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 8/15/13 to 10/3/13 (e) (Cost $794,957)	795,000	794,970
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	31,357,840	$ 31,357,840
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,225,040	2,225,040
TOTAL MONEY MARKET FUNDS (Cost $33,582,880)		33,582,880
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,128,229,010)		1,376,605,168
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,011,390
NET ASSETS - 100%		$ 1,377,616,558
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
92 Nikkei 225 Index Contracts (Japan)	Sept. 2013	$ 6,292,800	$ (32,206)

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $529,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,905
Fidelity Securities Lending Cash Central Fund	325,333
Total	$ 367,238
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 206,266,227	$ 190,435,215	$ 15,831,012	$ -
Consumer Staples	107,209,615	83,024,872	24,184,743	-
Energy	113,383,982	105,614,525	7,769,457	-
Financials	277,635,203	240,812,856	36,822,347	-
Health Care	211,870,782	191,930,816	19,939,966	-
Industrials	127,298,127	122,971,378	4,326,749	-
Information Technology	185,049,744	176,828,774	6,609,946	1,611,024
Materials	75,881,847	67,077,762	8,804,085	-
Telecommunication Services	27,455,115	23,837,063	3,618,052	-
Utilities	8,337,926	8,337,926	-	-
Corporate Bonds	1,838,750	-	1,838,750	-
Government Obligations	794,970	-	794,970	-
Money Market Funds	33,582,880	33,582,880	-	-
Total Investments in Securities:	$ 1,376,605,168	$ 1,244,454,067	$ 130,540,077	$ 1,611,024
Derivative Instruments:
Liabilities
Futures Contracts	$ (32,206)	$ (32,206)	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,134,364,749. Net unrealized appreciation aggregated $242,240,419, of which $253,548,144 related to appreciated investment securities and $11,307,725 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

July 31, 2013

1.804829.109

WLD-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 1.6%
Ansell Ltd.	142,537	$ 2,375,333
Australia & New Zealand Banking Group Ltd.	290,317	7,765,915
Commonwealth Bank of Australia	59,860	3,992,881
Ramsay Health Care Ltd.	105,887	3,505,352
Spark Infrastructure Group unit	1,274,589	2,045,011
Woodside Petroleum Ltd.	71,365	2,411,264
TOTAL AUSTRALIA		22,095,756
Austria - 0.1%
Andritz AG	28,200	1,521,269
Bailiwick of Jersey - 0.8%
Experian PLC	368,600	6,913,835
Wolseley PLC	90,926	4,351,584
TOTAL BAILIWICK OF JERSEY		11,265,419
Belgium - 0.9%
Anheuser-Busch InBev SA NV	71,611	6,886,214
KBC Groupe SA	128,368	5,148,847
TOTAL BELGIUM		12,035,061
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	310,000	2,140,453
Hongkong Land Holdings Ltd.	384,000	2,599,680
TOTAL BERMUDA		4,740,133
Brazil - 0.1%
Arezzo Industria e Comercio SA	63,900	996,586
Qualicorp SA (a)	71,800	525,592
TOTAL BRAZIL		1,522,178
British Virgin Islands - 0.3%
Luxoft Holding, Inc.	57,700	1,267,669
Mail.Ru Group Ltd. GDR (Reg. S)	73,000	2,332,350
Michael Kors Holdings Ltd. (a)	7,000	471,380
TOTAL BRITISH VIRGIN ISLANDS		4,071,399
Canada - 0.7%
Canadian Pacific Railway Ltd.	49,000	6,017,301
InterOil Corp. (a)	10,500	899,850
Suncor Energy, Inc.	78,300	2,474,557
TOTAL CANADA		9,391,708
Cayman Islands - 0.9%
Baidu.com, Inc. sponsored ADR (a)	39,200	5,186,552
Cimc Enric Holdings Ltd.	1,020,000	1,292,821
ENN Energy Holdings Ltd.	314,000	1,738,911
Eurasia Drilling Co. Ltd. GDR (Reg. S)	27,100	1,070,450
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,083,260
SINA Corp. (a)	36,600	2,524,302
TOTAL CAYMAN ISLANDS		12,896,296

	Shares	Value
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	$ 31,708
Denmark - 0.5%
Novo Nordisk A/S Series B	43,016	7,298,354
Finland - 0.4%
Raisio Group PLC (V Shares)	139,000	619,477
Sampo Oyj (A Shares)	107,000	4,691,772
TOTAL FINLAND		5,311,249
France - 5.0%
Arkema SA	29,430	2,950,118
Atos Origin SA	24,326	1,828,782
BNP Paribas SA	79,130	5,119,835
Bureau Veritas SA	131,600	3,905,902
Danone SA	56,400	4,456,885
Edenred SA	73,500	2,355,049
Groupe FNAC SA (a)(d)	3,918	88,088
Havas SA	233,800	1,769,483
Iliad SA	12,793	3,018,349
Kering SA	31,350	7,177,684
Lafarge SA (Bearer)	37,800	2,417,056
LVMH Moet Hennessy - Louis Vuitton SA	33,006	6,000,238
Remy Cointreau SA	6,900	714,342
Sanofi SA	120,760	12,641,612
Schneider Electric SA	68,600	5,458,381
Technip SA	11,800	1,302,160
Total SA	145,800	7,769,457
TOTAL FRANCE		68,973,421
Germany - 3.7%
Aareal Bank AG (a)	63,891	1,767,946
adidas AG	33,400	3,723,543
Allianz AG	39,781	6,202,535
BASF AG	77,939	6,911,719
Bayer AG	60,700	7,053,709
Bayerische Motoren Werke AG (BMW)	37,624	3,683,407
Brenntag AG	27,600	4,534,631
Fresenius SE & Co. KGaA	15,800	1,994,333
GEA Group AG	75,747	3,125,382
GSW Immobilien AG	28,483	1,152,686
HeidelbergCement Finance AG	53,600	4,117,252
KION Group AG (a)	45,749	1,522,163
LEG Immobilien AG	19,100	960,486
SAP AG	57,454	4,209,740
TOTAL GERMANY		50,959,532
Hong Kong - 0.8%
AIA Group Ltd.	1,263,600	5,987,583
Techtronic Industries Co. Ltd.	2,334,000	5,711,914
TOTAL HONG KONG		11,699,497
India - 0.4%
Apollo Hospitals Enterprise Ltd.	21,256	327,686
Common Stocks - continued
	Shares	Value
India - continued
Housing Development Finance Corp. Ltd.	292,606	$ 3,848,763
United Spirits Ltd. (a)	27,317	1,070,505
TOTAL INDIA		5,246,954
Indonesia - 0.0%
PT Tower Bersama Infrastructure Tbk (a)	990,500	549,341
Ireland - 2.5%
Accenture PLC Class A	59,500	4,391,695
Alkermes PLC (a)	84,000	2,820,720
Eaton Corp. PLC	143,000	9,859,850
FleetMatics Group PLC	25,700	967,862
James Hardie Industries PLC CDI	365,087	3,032,184
Kerry Group PLC Class A	52,900	3,251,349
Paddy Power PLC (Ireland)	29,700	2,403,478
Ryanair Holdings PLC sponsored ADR	14,000	721,280
Trinity Biotech PLC sponsored ADR	127,000	2,473,960
Warner Chilcott PLC	192,000	4,091,520
TOTAL IRELAND		34,013,898
Italy - 0.4%
De Longhi SpA	141,700	2,267,782
Moleskine SpA	397,400	1,018,768
Tod's SpA	10,858	1,768,061
TOTAL ITALY		5,054,611
Japan - 8.5%
ABC-MART, Inc.	70,200	3,169,074
Aozora Bank Ltd.	983,000	3,042,069
Astellas Pharma, Inc.	47,400	2,541,620
Cosmos Pharmaceutical Corp.	12,200	1,297,130
Daikin Industries Ltd.	16,400	683,403
Don Quijote Co. Ltd.	109,500	5,737,259
Harmonic Drive Systems, Inc.	17,600	371,917
Hitachi Ltd.	313,000	2,103,503
Honda Motor Co. Ltd.	202,000	7,482,298
Japan Tobacco, Inc.	381,400	13,341,793
JSR Corp.	137,200	2,483,080
Kakaku.com, Inc.	61,600	2,135,962
KDDI Corp.	129,000	7,127,872
Keyence Corp.	18,460	6,033,296
Miraca Holdings, Inc.	36,500	1,763,303
Mitsubishi UFJ Financial Group, Inc.	1,099,300	6,818,965
Nitto Denko Corp.	24,700	1,395,067
Nomura Real Estate Holdings, Inc.	35,200	820,770
NTT Urban Development Co.	556	672,356
ORIX Corp.	554,600	8,241,681
Park24 Co. Ltd.	83,900	1,545,865
Rakuten, Inc.	438,900	5,930,596
Santen Pharmaceutical Co. Ltd.	71,900	3,139,337
Seven & i Holdings Co., Ltd.	134,700	5,090,287
Shinsei Bank Ltd.	1,543,000	3,435,543

	Shares	Value
Ship Healthcare Holdings, Inc.	67,000	$ 2,477,173
SoftBank Corp.	110,100	7,016,893
Toyota Motor Corp.	137,200	8,348,714
Unicharm Corp.	38,600	2,057,931
USS Co. Ltd.	5,640	674,542
TOTAL JAPAN		116,979,299
Kenya - 0.1%
Safaricom Ltd.	18,905,500	1,579,967
Korea (South) - 0.2%
NHN Corp.	6,168	1,611,024
Orion Corp.	742	673,525
TOTAL KOREA (SOUTH)		2,284,549
Luxembourg - 0.3%
Brait SA	360,653	1,531,738
Samsonite International SA	836,100	2,290,877
TOTAL LUXEMBOURG		3,822,615
Mexico - 0.2%
Alsea S.A.B. de CV	519,500	1,419,471
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	14,400	1,432,656
TOTAL MEXICO		2,852,127
Netherlands - 1.1%
AEGON NV	292,700	2,255,360
ASML Holding NV	45,507	4,091,079
Koninklijke Philips Electronics NV	135,300	4,326,749
Randstad Holding NV	44,718	2,157,426
Yandex NV (a)	54,300	1,764,750
TOTAL NETHERLANDS		14,595,364
New Zealand - 0.3%
Ryman Healthcare Group Ltd.	459,616	2,610,048
Xero Ltd. (a)	75,000	1,036,313
TOTAL NEW ZEALAND		3,646,361
Norway - 0.4%
DNB ASA	365,200	6,082,742
Philippines - 0.1%
Alliance Global Group, Inc.	3,323,800	2,008,050
Poland - 0.1%
Eurocash SA	107,100	1,993,758
Russia - 0.1%
Mobile TeleSystems OJSC sponsored ADR	100,500	1,958,745
Singapore - 0.2%
Global Logistic Properties Ltd.	1,015,000	2,268,246
South Africa - 0.6%
Distell Group Ltd.	126,410	1,585,010
Naspers Ltd. Class N	80,100	6,705,650
TOTAL SOUTH AFRICA		8,290,660
Common Stocks - continued
	Shares	Value
Spain - 1.0%
Amadeus IT Holding SA Class A	63,100	$ 2,167,462
Banco Bilbao Vizcaya Argentaria SA	497,231	4,715,241
Grifols SA ADR	75,442	2,394,529
Inditex SA	28,781	3,836,538
TOTAL SPAIN		13,113,770
Sweden - 1.9%
ASSA ABLOY AB (B Shares)	81,800	3,621,807
Intrum Justitia AB	115,000	2,928,745
Investment AB Kinnevik	145,500	4,393,026
Nordea Bank AB	324,200	4,105,875
Svenska Cellulosa AB (SCA) (B Shares)	197,400	5,224,105
Svenska Handelsbanken AB (A Shares)	115,600	5,249,588
TOTAL SWEDEN		25,523,146
Switzerland - 3.1%
Lonza Group AG	47,211	3,632,204
Partners Group Holding AG	13,818	3,653,644
Roche Holding AG (participation certificate)	29,701	7,317,335
Schindler Holding AG (participation certificate)	33,294	4,766,822
SGS SA (Reg.)	780	1,765,736
Swatch Group AG (Bearer)	2,200	1,307,472
Syngenta AG (Switzerland)	11,110	4,393,027
TE Connectivity Ltd.	16,000	816,640
UBS AG	506,231	9,968,213
Zurich Insurance Group AG	20,820	5,604,043
TOTAL SWITZERLAND		43,225,136
Taiwan - 0.3%
ECLAT Textile Co. Ltd.	147,000	1,132,089
Taiwan Semiconductor Manufacturing Co. Ltd.	706,000	2,400,206
TOTAL TAIWAN		3,532,295
Turkey - 0.0%
Boyner Buyuk Magazacilik A/S (a)	219,000	658,374
United Kingdom - 7.4%
Aberdeen Asset Management PLC	355,842	2,080,311
Alabama Noor Hospitals Group PLC (a)	169,000	1,799,639
Associated British Foods PLC	96,800	2,862,676
Barclays PLC	1,131,413	4,943,126
BG Group PLC	240,300	4,337,326
BHP Billiton PLC	154,101	4,411,058
British American Tobacco PLC (United Kingdom)	168,600	8,994,271
British Land Co. PLC	195	1,772
Croda International PLC	38,600	1,473,291
Diageo PLC	264,983	8,304,258
Hikma Pharmaceuticals PLC	162,629	2,751,081
Hilton Food Group PLC	2,800	17,336
HSBC Holdings PLC (United Kingdom)	715,328	8,121,442
Intertek Group PLC	55,600	2,558,590

	Shares	Value
Jazztel PLC (a)	284,917	$ 2,585,048
Legal & General Group PLC	1,269,461	3,725,222
London Stock Exchange Group PLC	107,700	2,578,820
Meggitt PLC	416,600	3,469,796
Next PLC	57,000	4,326,891
Ocado Group PLC (a)(d)	565,800	2,646,724
Persimmon PLC	129,000	2,425,542
Reckitt Benckiser Group PLC	48,500	3,452,195
Rolls-Royce Group PLC	271,600	4,854,765
Rotork PLC	44,510	1,798,400
SABMiller PLC	92,100	4,512,150
Standard Chartered PLC (United Kingdom)	128,626	2,983,024
Taylor Wimpey PLC	1,155,900	1,872,710
TelecityGroup PLC	131,700	1,781,099
The Restaurant Group PLC	123,700	996,406
Ultra Electronics Holdings PLC	36,900	1,019,396
Vodafone Group PLC	1,208,000	3,618,052
TOTAL UNITED KINGDOM		101,302,417
United States of America - 51.6%
A.O. Smith Corp.	13,000	537,160
Accuray, Inc. (a)	170,000	1,055,700
Actavis, Inc. (a)	58,400	7,841,368
Adobe Systems, Inc. (a)	29,000	1,371,120
Aegerion Pharmaceuticals, Inc. (a)	38,000	3,480,420
Agios Pharmaceuticals, Inc.	12,200	355,752
Alexion Pharmaceuticals, Inc. (a)	39,000	4,532,970
American International Group, Inc.	85,000	3,868,350
Ameriprise Financial, Inc.	161,400	14,364,600
Amgen, Inc.	15,000	1,624,350
Amphenol Corp. Class A	15,000	1,178,400
Applied Micro Circuits Corp. (a)	144,000	1,709,280
Bank of America Corp.	2,285,000	33,361,000
Beam, Inc.	23,900	1,553,261
Becton, Dickinson & Co.	24,000	2,489,280
Berkshire Hathaway, Inc. Class B (a)	51,000	5,909,370
Biogen Idec, Inc. (a)	96,000	20,940,480
Bluebird Bio, Inc.	9,400	292,622
Boston Scientific Corp. (a)	543,000	5,929,560
Cabela's, Inc. Class A (a)	153,000	10,501,920
Cabot Oil & Gas Corp.	471,000	35,711,220
CBS Corp. Class B	89,000	4,702,760
Celgene Corp. (a)	41,000	6,021,260
Citigroup, Inc.	714,000	37,227,959
Comcast Corp. Class A	46,000	2,073,680
Cummins, Inc.	164,000	19,875,160
Discovery Communications, Inc. (a)	65,000	5,181,800
Eastman Chemical Co.	273,500	21,997,605
Ecolab, Inc.	163,000	15,018,820
Energizer Holdings, Inc.	13,000	1,323,400
EOG Resources, Inc.	40,000	5,819,600
EQT Corp.	133,000	11,504,500
Estee Lauder Companies, Inc. Class A	42,800	2,809,820
Common Stocks - continued
	Shares	Value
United States of America - continued
Facebook, Inc. Class A (a)	222,000	$ 8,176,260
FLIR Systems, Inc.	97,000	3,149,590
Gap, Inc.	414,800	19,039,320
Genesee & Wyoming, Inc. Class A (a)	8,000	717,280
Gilead Sciences, Inc. (a)	331,000	20,339,950
Google, Inc. Class A (a)	25,000	22,190,000
H&R Block, Inc.	173,000	5,437,390
HealthStream, Inc. (a)	7,000	220,500
Home Depot, Inc.	192,000	15,173,760
Illumina, Inc. (a)	49,000	3,911,180
inContact, Inc. (a)	100	848
ITC Holdings Corp.	26,300	2,413,551
J.B. Hunt Transport Services, Inc.	15,600	1,168,908
JPMorgan Chase & Co.	46,000	2,563,580
Kroger Co.	354,300	13,913,361
LinkedIn Corp. (a)	6,000	1,222,740
Marathon Petroleum Corp.	20,000	1,466,600
MasterCard, Inc. Class A	43,400	26,500,474
McGraw-Hill Companies, Inc.	288,000	17,815,680
Moody's Corp.	11,000	745,470
Morgan Stanley	294,000	7,999,740
NCR Corp. (a)	29,000	1,044,000
Netflix, Inc. (a)	33,000	8,059,260
Noble Energy, Inc.	156,000	9,748,440
Onyx Pharmaceuticals, Inc. (a)	236,500	31,052,450
Pacira Pharmaceuticals, Inc. (a)	29,000	983,970
Perrigo Co.	56,000	6,965,840
Phillips 66	72,000	4,428,000
Phillips 66 Partners LP	54,200	1,754,454
Pioneer Natural Resources Co.	137,900	21,341,404
Praxair, Inc.	8,000	961,360
Precision Castparts Corp.	4,000	886,880
Prestige Brands Holdings, Inc. (a)	254,000	8,613,140
priceline.com, Inc. (a)	2,200	1,926,474
PVH Corp.	123,000	16,210,170
Questcor Pharmaceuticals, Inc.	38,000	2,539,160
Regal-Beloit Corp.	2,200	142,296
Regeneron Pharmaceuticals, Inc. (a)	5,000	1,350,300
Rock-Tenn Co. Class A	21,000	2,401,350
Saia, Inc. (a)	67,000	2,005,980
Salix Pharmaceuticals Ltd. (a)	23,000	1,699,700
ServiceNow, Inc. (a)	213,000	9,282,540
Sigma Aldrich Corp.	10,000	835,600
Sirius XM Radio, Inc.	607,000	2,264,110
Spirit Airlines, Inc. (a)	59,000	1,949,950
SS&C Technologies Holdings, Inc. (a)	64,000	2,289,920
SunEdison, Inc. (a)	128,000	1,290,240
Teledyne Technologies, Inc. (a)	24,000	1,924,080
The Blackstone Group LP	320,000	7,216,000
The Boeing Co.	38,000	3,993,800

	Shares	Value
The Cooper Companies, Inc.	99,800	$ 12,709,530
The Walt Disney Co.	75,000	4,848,750
Tribune Co. Class A (a)	23,000	1,453,600
TripAdvisor, Inc. (a)	84,000	6,301,680
Twenty-First Century Fox, Inc. Class A	13,000	388,440
United Technologies Corp.	23,000	2,428,110
Visa, Inc. Class A	176,900	31,313,069
W.W. Grainger, Inc.	3,000	786,420
Wabtec Corp.	7,000	406,420
Web.com Group, Inc. (a)	137,100	3,561,858
WhiteWave Foods Co.	62,000	1,158,780
Workday, Inc. Class A	178,300	12,176,107
WPX Energy, Inc. (a)	70,000	1,344,700
Yahoo!, Inc. (a)	354,000	9,943,860
TOTAL UNITED STATES OF AMERICA		710,312,921
TOTAL COMMON STOCKS (Cost $1,088,816,555)		1,334,708,326
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Volkswagen AG (Cost $3,714,618)	23,900	5,680,242
Convertible Bonds - 0.1%
	Principal Amount
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20	$ 700,000	928,900
Radian Group, Inc. 2.25% 3/1/19	620,000	909,850
TOTAL CONVERTIBLE BONDS (Cost $1,320,000)		1,838,750
Government Obligations - 0.1%

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 8/15/13 to 10/3/13 (e) (Cost $794,957)	795,000	794,970
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	31,357,840	$ 31,357,840
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,225,040	2,225,040
TOTAL MONEY MARKET FUNDS (Cost $33,582,880)		33,582,880
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,128,229,010)		1,376,605,168
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,011,390
NET ASSETS - 100%		$ 1,377,616,558
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
92 Nikkei 225 Index Contracts (Japan)	Sept. 2013	$ 6,292,800	$ (32,206)

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $529,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,905
Fidelity Securities Lending Cash Central Fund	325,333
Total	$ 367,238
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 206,266,227	$ 190,435,215	$ 15,831,012	$ -
Consumer Staples	107,209,615	83,024,872	24,184,743	-
Energy	113,383,982	105,614,525	7,769,457	-
Financials	277,635,203	240,812,856	36,822,347	-
Health Care	211,870,782	191,930,816	19,939,966	-
Industrials	127,298,127	122,971,378	4,326,749	-
Information Technology	185,049,744	176,828,774	6,609,946	1,611,024
Materials	75,881,847	67,077,762	8,804,085	-
Telecommunication Services	27,455,115	23,837,063	3,618,052	-
Utilities	8,337,926	8,337,926	-	-
Corporate Bonds	1,838,750	-	1,838,750	-
Government Obligations	794,970	-	794,970	-
Money Market Funds	33,582,880	33,582,880	-	-
Total Investments in Securities:	$ 1,376,605,168	$ 1,244,454,067	$ 130,540,077	$ 1,611,024
Derivative Instruments:
Liabilities
Futures Contracts	$ (32,206)	$ (32,206)	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,134,364,749. Net unrealized appreciation aggregated $242,240,419, of which $253,548,144 related to appreciated investment securities and $11,307,725 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

July 31, 2013

1.804872.109

EMF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 0.5%
Fortescue Metals Group Ltd.	3,681,874	$ 12,112,596
Austria - 0.4%
Andritz AG	194,700	10,503,226
Bailiwick of Jersey - 0.4%
WPP PLC	598,000	10,796,353
Bermuda - 2.2%
Brilliance China Automotive Holdings Ltd. (a)	11,648,000	13,922,451
Cosan Ltd. Class A	648,100	10,421,448
Credicorp Ltd. (NY Shares)	130,432	15,494,017
Jardine Matheson Holdings Ltd.	93,800	5,133,674
Kunlun Energy Co. Ltd.	8,754,000	12,890,128
TOTAL BERMUDA		57,861,718
Brazil - 12.0%
Anhanguera Educacional Participacoes SA	1,932,400	11,714,595
BM&F Bovespa SA	3,389,000	18,271,944
BR Malls Participacoes SA	1,631,700	14,462,040
Brasil Insurance Participacoes e Administracao SA	1,013,900	9,777,456
BTG Pactual Participations Ltd. unit	1,022,200	12,348,755
CCR SA	2,119,200	16,627,734
Cielo SA	716,180	17,655,320
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	351,219	15,667,880
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	902,734	34,105,291
Iguatemi Empresa de Shopping Centers SA	1,134,900	11,441,778
Itau Unibanco Holding SA sponsored ADR	2,792,626	35,605,982
Linx SA	464,500	7,694,328
Localiza Rent A Car SA	809,261	11,528,692
Multiplan Empreendimentos Imobiliarios SA	552,567	12,197,722
Multiplus SA	730,700	9,887,439
Odontoprev SA	2,700,300	11,067,046
Qualicorp SA (a)	1,586,800	11,615,736
Smiles SA	800,600	9,826,112
Souza Cruz SA	1,223,467	14,737,271
Ultrapar Participacoes SA	730,800	17,346,229
Weg SA	838,150	10,286,979
TOTAL BRAZIL		313,866,329
British Virgin Islands - 0.5%
Mail.Ru Group Ltd. GDR (e)	379,900	12,137,805
Cayman Islands - 9.1%
51job, Inc. sponsored ADR (a)	147,500	9,808,750
Baidu.com, Inc. sponsored ADR (a)	109,160	14,442,960
Baoxin Auto Group Ltd.	16,798,000	12,345,737
Biostime International Holdings Ltd. (d)	1,947,000	9,401,613

	Shares	Value
Cimc Enric Holdings Ltd.	6,374,000	$ 8,078,862
ENN Energy Holdings Ltd.	2,382,000	13,191,359
Eurasia Drilling Co. Ltd. GDR (Reg. S)	284,391	11,233,445
Golden Eagle Retail Group Ltd. (H Shares)	8,048,000	11,829,800
Greatview Aseptic Pack Co. Ltd.	17,580,000	10,585,719
Haitian International Holdings Ltd.	6,413,000	10,832,212
Hengdeli Holdings Ltd.	40,616,000	10,473,980
New Oriental Education & Technology Group, Inc. sponsored ADR	432,100	9,588,299
Sands China Ltd.	2,002,000	10,828,808
Shenzhou International Group Holdings Ltd.	3,157,000	8,934,982
SINA Corp. (a)	193,900	13,373,283
Sino Biopharmaceutical Ltd.	17,176,000	12,490,670
SouFun Holdings Ltd. ADR	383,860	13,342,974
Tencent Holdings Ltd.	1,019,900	46,263,451
TOTAL CAYMAN ISLANDS		237,046,904
Chile - 0.3%
Parque Arauco SA	3,680,708	7,864,258
China - 2.3%
China Merchants Bank Co. Ltd. (H Shares)	6,528,500	10,976,796
China Pacific Insurance Group Co. Ltd. (H Shares)	5,309,600	17,765,759
Dongfeng Motor Group Co. Ltd. (H Shares)	9,180,000	12,310,073
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,975,000	19,256,408
TOTAL CHINA		60,309,036
Colombia - 1.1%
Almacenes Exito SA	821,003	13,493,088
Grupo de Inversiones Suramerica SA	739,510	14,589,195
TOTAL COLOMBIA		28,082,283
Finland - 0.8%
Kone Oyj (B Shares)	126,420	9,401,421
Nokian Tyres PLC	248,300	11,029,582
TOTAL FINLAND		20,431,003
France - 2.0%
Bureau Veritas SA	359,600	10,672,967
Kering SA	45,000	10,302,896
LVMH Moet Hennessy - Louis Vuitton SA	61,740	11,223,858
Pernod Ricard SA	84,016	10,003,476
Sanofi SA sponsored ADR	192,970	9,934,096
TOTAL FRANCE		52,137,293
Germany - 0.4%
SAP AG	129,953	9,521,849
Hong Kong - 1.4%
AIA Group Ltd.	2,436,200	11,543,962
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Overseas Land and Investment Ltd.	5,130,000	$ 14,783,576
Galaxy Entertainment Group Ltd. (a)	2,045,000	10,771,346
TOTAL HONG KONG		37,098,884
India - 8.8%
Asian Paints India Ltd.	1,476,460	12,315,357
Bajaj Auto Ltd.	393,876	12,522,415
Colgate-Palmolive (India)	367,706	8,313,642
CRISIL Ltd.	553,681	10,763,365
Cummins India Ltd.	1,301,736	9,155,254
HDFC Bank Ltd.	2,063,599	20,685,459
Housing Development Finance Corp. Ltd. (a)	1,758,020	23,123,935
ITC Ltd.	3,462,454	19,441,632
Larsen & Toubro Ltd.	895,525	12,466,420
Mahindra & Mahindra Ltd.	784,095	11,743,064
Maruti Suzuki India Ltd.	376,984	8,234,637
Sun Pharmaceutical Industries Ltd.	1,574,506	14,626,049
Sun TV Ltd.	1,591,806	10,589,806
Tata Consultancy Services Ltd.	712,209	21,247,480
Tata Motors Ltd.	2,731,686	13,037,172
Titan Industries Ltd.	2,448,575	10,598,219
United Spirits Ltd. (a)	320,775	12,570,605
TOTAL INDIA		231,434,511
Indonesia - 6.1%
PT ACE Hardware Indonesia Tbk	124,682,500	8,734,757
PT Astra International Tbk	30,005,000	18,976,662
PT Bank Central Asia Tbk	19,437,000	19,668,689
PT Bank Rakyat Indonesia Tbk	21,648,000	17,377,391
PT Global Mediacom Tbk	49,874,000	11,161,302
PT Indocement Tunggal Prakarsa Tbk	6,089,000	12,352,785
PT Jasa Marga Tbk	17,731,000	9,229,961
PT Kalbe Farma Tbk	86,764,500	12,072,326
PT Media Nusantara Citra Tbk	35,945,500	10,842,241
PT Mitra Adiperkasa Tbk	7,889,500	4,452,360
PT Semen Gresik (Persero) Tbk	8,751,000	12,942,379
PT Surya Citra Media Tbk	36,939,500	9,614,521
PT Tower Bersama Infrastructure Tbk (a)	22,026,365	12,216,042
TOTAL INDONESIA		159,641,416
Italy - 0.4%
Prada SpA	1,122,600	10,479,684
Korea (South) - 7.9%
Hyundai Mobis	92,776	22,622,245
Hyundai Motor Co.	185,660	38,414,113
LG Household & Health Care Ltd.	27,663	14,573,722
NHN Corp.	72,330	18,891,919
Samsung Electronics Co. Ltd.	99,728	113,599,539
TOTAL KOREA (SOUTH)		208,101,538

	Shares	Value
Malaysia - 1.2%
Bumiputra-Commerce Holdings Bhd	7,346,500	$ 17,809,011
Public Bank Bhd	2,352,800	12,508,649
TOTAL MALAYSIA		30,317,660
Mexico - 6.6%
Alsea S.A.B. de CV	4,042,415	11,045,412
Banregio Grupo Financiero SA	1,933,300	11,715,364
Bolsa Mexicana de Valores SA de CV	3,914,896	10,500,819
Coca-Cola FEMSA S.A.B. de CV Series L (d)	1,176,840	16,622,396
Fomento Economico Mexicano S.A.B. de CV unit	2,448,693	24,420,310
Grupo Aeroportuario del Pacifico SA de CV Series B	2,032,857	10,582,268
Grupo Aeroportuario del Sureste SA de CV Series B	990,200	11,743,399
Grupo Financiero Banorte S.A.B. de CV Series O	3,279,900	20,838,417
Grupo Mexico SA de CV Series B	6,480,613	19,965,326
Grupo Televisa SA de CV	3,949,557	21,357,648
Mexichem S.A.B. de CV	3,245,959	15,189,444
TOTAL MEXICO		173,980,803
Netherlands - 1.3%
ASML Holding NV (Netherlands)	127,622	11,496,157
Heineken NV (Bearer)	152,038	10,679,526
Yandex NV (a)	352,223	11,447,248
TOTAL NETHERLANDS		33,622,931
Nigeria - 0.9%
Guaranty Trust Bank PLC GDR (Reg. S)	1,559,777	12,353,434
Nigerian Breweries PLC (a)	9,954,600	10,679,191
TOTAL NIGERIA		23,032,625
Panama - 0.4%
Copa Holdings SA Class A	74,176	10,323,074
Philippines - 3.2%
Alliance Global Group, Inc.	19,883,600	12,012,532
Ayala Corp.	835,320	11,602,201
International Container Terminal Services, Inc.	5,358,330	11,308,605
Metropolitan Bank & Trust Co.	4,388,260	10,725,736
Security Bank Corp.	2,816,940	9,335,774
SM Investments Corp.	709,102	15,503,956
SM Prime Holdings, Inc.	34,230,300	13,849,682
TOTAL PHILIPPINES		84,338,486
Russia - 2.8%
Magnit OJSC GDR (Reg. S)	383,434	22,085,798
NOVATEK OAO GDR (Reg. S)	155,300	18,061,390
Sberbank (Savings Bank of the Russian Federation)	11,934,600	34,476,968
TOTAL RUSSIA		74,624,156
Common Stocks - continued
	Shares	Value
South Africa - 6.6%
Aspen Pharmacare Holdings Ltd.	667,490	$ 14,809,205
Barloworld Ltd.	1,263,370	10,502,151
Bidvest Group Ltd.	636,700	15,746,636
Clicks Group Ltd.	1,815,527	10,563,200
Discovery Ltd.	1,385,674	12,535,746
Imperial Holdings Ltd.	677,070	14,131,619
Life Healthcare Group Holdings Ltd.	3,611,464	13,178,522
Mr Price Group Ltd.	959,288	12,514,355
Nampak Ltd.	3,317,900	10,728,398
Naspers Ltd. Class N	416,112	34,835,224
Shoprite Holdings Ltd.	899,500	15,213,681
Wilson Bayly Holmes-Ovcon Ltd.	539,393	8,534,717
TOTAL SOUTH AFRICA		173,293,454
Sweden - 0.4%
Atlas Copco AB (A Shares)	378,500	9,877,473
Switzerland - 2.3%
Compagnie Financiere Richemont SA Series A	115,516	11,308,822
Nestle SA	135,382	9,163,013
Schindler Holding AG (Reg.)	71,090	9,924,716
SGS SA (Reg.)	4,100	9,281,431
Swatch Group AG (Bearer)	18,490	10,988,708
Syngenta AG (Switzerland)	25,829	10,213,096
TOTAL SWITZERLAND		60,879,786
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	21,233,000	72,186,367
Thailand - 3.0%
Airports of Thailand PCL (For. Reg.)	2,135,900	12,138,895
BEC World PCL (For. Reg.)	4,780,600	9,387,193
Kasikornbank PCL (For. Reg.)	3,200,300	19,107,794
Minor International PCL (For. Reg.)	15,052,300	11,053,732
Siam Commercial Bank PCL (For. Reg.)	3,397,300	17,192,594
Thai Beverage PCL	21,674,000	9,209,553
TOTAL THAILAND		78,089,761
Togo - 0.4%
Ecobank Transnational, Inc.	109,026,650	9,911,514
Turkey - 2.4%
Coca-Cola Icecek A/S	425,327	11,973,616
Enka Insaat ve Sanayi A/S	4,364,999	12,085,227
Koc Holding A/S	2,559,000	11,288,442
Tupras Turkiye Petrol Rafinelleri A/S	528,472	11,301,294
Turkiye Garanti Bankasi A/S	4,253,395	16,653,702
TOTAL TURKEY		63,302,281
United Kingdom - 3.5%
Aggreko PLC	387,185	10,484,292

	Shares	Value
British American Tobacco PLC (United Kingdom)	188,400	$ 10,050,537
Burberry Group PLC	454,300	10,573,889
Diageo PLC	338,407	10,605,281
InterContinental Hotel Group PLC	363,500	10,547,942
Intertek Group PLC	209,818	9,655,365
Prudential PLC	627,276	11,140,299
Standard Chartered PLC (United Kingdom)	437,701	10,150,924
Unilever PLC	232,300	9,433,348
TOTAL UNITED KINGDOM		92,641,877
United States of America - 4.2%
American Tower Corp.	135,863	9,617,742
Colgate-Palmolive Co.	175,628	10,514,848
FMC Corp.	158,324	10,474,716
Google, Inc. Class A (a)	11,150	9,896,740
MasterCard, Inc. Class A	17,300	10,563,553
Mead Johnson Nutrition Co. Class A	130,188	9,482,894
Philip Morris International, Inc.	109,740	9,786,613
Southern Copper Corp.	459,100	11,968,737
Visa, Inc. Class A	54,200	9,593,942
Yahoo!, Inc. (a)	320,300	8,997,227
Yum! Brands, Inc.	143,320	10,450,894
TOTAL UNITED STATES OF AMERICA		111,347,906
TOTAL COMMON STOCKS (Cost $2,433,930,401)		2,581,196,840
Nonconvertible Preferred Stocks - 1.2%

Brazil - 0.4%
Marcopolo SA (PN)	1,872,500	10,629,178
Colombia - 0.8%
Banco Davivienda SA	860,985	10,487,679
Grupo Aval Acciones y Valores SA	13,225,905	9,562,996
TOTAL COLOMBIA		20,050,675
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $33,646,276)		30,679,853
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	27,041,533	$ 27,041,533
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,534,263	13,534,263
TOTAL MONEY MARKET FUNDS (Cost $40,575,796)		40,575,796
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,508,152,473)		2,652,452,489
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(34,549,112)
NET ASSETS - 100%		$ 2,617,903,377
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,137,805 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,933
Fidelity Securities Lending Cash Central Fund	254,410
Total	$ 286,343
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 536,117,508	$ 493,501,404	$ 42,616,104	$ -
Consumer Staples	352,792,025	313,539,846	39,252,179	-
Energy	81,253,934	81,253,934	-	-
Financials	610,075,532	578,249,774	31,825,758	-
Health Care	99,793,650	99,793,650	-	-
Industrials	345,235,948	345,235,948	-	-
Information Technology	422,352,142	310,255,850	93,204,373	18,891,919
Materials	138,848,553	128,635,457	10,213,096	-
Telecommunication Services	12,216,042	12,216,042	-	-
Utilities	13,191,359	13,191,359	-	-
Money Market Funds	40,575,796	40,575,796	-	-
Total Investments in Securities:	$ 2,652,452,489	$ 2,416,449,060	$ 217,111,510	$ 18,891,919
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $2,529,343,222. Net unrealized appreciation aggregated $123,109,267, of which $269,360,591 related to appreciated investment securities and $146,251,324 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

July 31, 2013

1.804871.109

DIF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Australia - 3.4%
ALS Ltd. (d)	107,909	$ 823,479
Ansell Ltd.	2,715,502	45,252,969
Australia & New Zealand Banking Group Ltd.	8,056,553	215,510,988
BHP Billiton Ltd. sponsored ADR (d)	4,709,064	295,399,585
CSL Ltd.	2,093,966	124,354,400
Telstra Corp. Ltd.	11,820,045	53,015,993
Westfield Group unit	8,803,047	88,779,583
TOTAL AUSTRALIA		823,136,997
Austria - 0.2%
Andritz AG	675,900	36,461,893
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	27,838,383	137,126,516
Bailiwick of Jersey - 1.5%
Experian PLC	9,868,172	185,097,425
Wolseley PLC	1,424,607	68,179,590
WPP PLC	6,745,809	121,789,524
TOTAL BAILIWICK OF JERSEY		375,066,539
Belgium - 2.2%
Anheuser-Busch InBev SA NV	3,668,430	352,761,382
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,250,900	6,986
KBC Groupe SA	4,085,924	163,886,626
UCB SA	526,900	30,369,153
TOTAL BELGIUM		547,024,147
Bermuda - 0.2%
Bunge Ltd.	530,800	40,346,108
Brazil - 0.1%
Smiles SA	1,013,900	12,444,035
Canada - 3.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,173,627	133,219,569
Canadian Natural Resources Ltd.	2,735,200	84,764,303
CGI Group, Inc. Class A (sub. vtg.) (a)	3,844,300	132,871,824
Fairfax Financial Holdings Ltd. (sub. vtg.)	91,200	36,227,826
Franco-Nevada Corp.	1,199,600	51,086,071
Painted Pony Petroleum Ltd. (e)(f)	1,460,500	10,593,637
Painted Pony Petroleum Ltd. Class A (a)(e)	3,912,270	28,377,384
Suncor Energy, Inc.	3,362,300	106,260,596
Tourmaline Oil Corp. (a)	1,171,100	45,140,540
TransForce, Inc.	1,063,300	21,978,248
Valeant Pharmaceuticals International, Inc. (Canada) (a)	978,800	90,818,460
TOTAL CANADA		741,338,458
Cayman Islands - 1.2%
Baidu.com, Inc. sponsored ADR (a)	989,284	130,892,166
MGM China Holdings Ltd.	8,844,800	25,488,844

	Shares	Value
Sands China Ltd.	22,466,000	$ 121,518,477
SINA Corp. (a)	149,805	10,332,051
TOTAL CAYMAN ISLANDS		288,231,538
Denmark - 1.5%
Novo Nordisk A/S Series B	2,210,539	375,053,366
Finland - 0.3%
Sampo Oyj (A Shares)	1,449,300	63,549,393
France - 8.9%
Air Liquide SA	190,600	25,300,687
Arkema SA	619,900	62,139,937
AXA SA	2,786,000	61,432,836
BNP Paribas SA	2,445,876	158,252,022
Bureau Veritas SA	2,666,400	79,139,041
Danone SA	1,251,700	98,912,826
Dassault Aviation SA	29,665	35,597,279
Dassault Systemes SA (d)	251,450	33,043,541
Edenred SA (d)	2,742,990	87,889,458
Essilor International SA	846,288	94,684,762
Groupe FNAC SA (a)(d)	64,227	1,444,010
Kering SA	1,059,500	242,575,952
LVMH Moet Hennessy - Louis Vuitton SA	706,617	128,457,549
Publicis Groupe SA	1,762,000	142,144,811
Renault SA	577,300	45,443,214
Sanofi SA	6,040,492	632,341,458
Schneider Electric SA	1,231,600	97,996,236
Sodexo SA	428,200	39,112,572
Total SA sponsored ADR	2,073,300	109,988,565
TOTAL FRANCE		2,175,896,756
Germany - 7.3%
adidas AG	1,594,180	177,724,495
Allianz AG	951,056	148,285,817
BASF AG	2,644,947	234,556,891
Bayer AG	3,300,062	383,487,243
Brenntag AG	314,400	51,655,362
Deutsche Post AG	2,165,087	60,688,416
Fresenius SE & Co. KGaA	1,054,200	133,064,927
GFK AG	1,033,838	50,888,556
HeidelbergCement Finance AG	637,500	48,969,186
Lanxess AG	523,800	32,754,839
LEG Immobilien AG	31,026	1,560,212
Linde AG	958,929	184,722,981
SAP AG	3,664,328	268,490,743
TOTAL GERMANY		1,776,849,668
Hong Kong - 1.5%
AIA Group Ltd.	53,332,000	252,714,296
Galaxy Entertainment Group Ltd. (a)	21,838,000	115,024,279
TOTAL HONG KONG		367,738,575
Common Stocks - continued
	Shares	Value
India - 1.7%
Apollo Hospitals Enterprise Ltd.	2,493,661	$ 38,442,659
Bajaj Auto Ltd.	522,698	16,618,025
HDFC Bank Ltd.	10,072,492	100,966,379
Housing Development Finance Corp. Ltd.	7,279,660	95,752,258
ITC Ltd.	13,515,862	75,891,380
Mahindra & Mahindra Financial Services Ltd.	9,388,664	36,047,347
United Spirits Ltd. (a)	1,436,921	56,310,395
TOTAL INDIA		420,028,443
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	26,967,000	21,647,085
Ireland - 0.8%
Accenture PLC Class A	1,067,600	78,799,556
DCC PLC (United Kingdom)	642,600	26,051,847
Ryanair Holdings PLC sponsored ADR	1,884,700	97,099,744
TOTAL IRELAND		201,951,147
Italy - 0.4%
Finmeccanica SpA (a)(d)	3,827,060	19,998,741
Prada SpA	4,641,200	43,326,484
UniCredit SpA	4,579,200	24,928,213
TOTAL ITALY		88,253,438
Japan - 16.0%
ACOM Co. Ltd. (a)	913,850	28,187,385
AEON Financial Service Co. Ltd. (d)	1,551,900	45,284,222
Aozora Bank Ltd.	23,073,000	71,403,521
Cosmos Pharmaceutical Corp.	209,100	22,231,957
Credit Saison Co. Ltd.	3,603,200	80,999,315
Don Quijote Co. Ltd.	3,103,000	162,581,855
Fast Retailing Co. Ltd.	229,700	78,709,373
Honda Motor Co. Ltd.	6,944,600	257,235,464
Hoya Corp.	4,646,700	100,328,092
Japan Tobacco, Inc.	10,607,400	371,058,562
JSR Corp.	5,086,800	92,062,193
KDDI Corp.	1,895,400	104,729,993
Keyence Corp.	687,110	224,568,678
Miraca Holdings, Inc.	485,300	23,444,683
Mitsubishi UFJ Financial Group, Inc.	41,692,200	258,616,995
Monex Group, Inc.	27,203	11,002,336
Nitto Denko Corp.	1,117,400	63,111,243
Nomura Holdings, Inc.	12,178,900	92,526,351
ORIX Corp.	30,992,500	460,566,704
Rakuten, Inc.	17,088,900	230,912,204
Santen Pharmaceutical Co. Ltd.	757,800	33,087,477
Seven & i Holdings Co., Ltd.	3,531,700	133,462,257
Seven Bank Ltd.	7,102,300	26,331,680
SHIMANO, Inc.	953,400	86,079,621
Shinsei Bank Ltd.	26,543,000	59,098,905
Ship Healthcare Holdings, Inc.	403,400	14,914,799
SMC Corp.	454,800	96,478,354

	Shares	Value
SoftBank Corp.	5,578,000	$ 355,497,077
Sumitomo Mitsui Financial Group, Inc.	2,768,900	126,500,565
Toyota Motor Corp. sponsored ADR	694,500	84,659,550
Tsuruha Holdings, Inc.	477,100	43,953,037
Yahoo! Japan Corp.	89,370	47,646,960
TOTAL JAPAN		3,887,271,408
Korea (South) - 1.0%
AMOREPACIFIC Corp.	18,259	15,404,047
NHN Corp.	341,085	89,088,209
Orion Corp.	108,605	98,582,424
Samsung Electronics Co. Ltd.	30,932	35,234,448
TOTAL KOREA (SOUTH)		238,309,128
Luxembourg - 0.1%
Eurofins Scientific SA	118,300	25,967,767
Mexico - 0.2%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	359,900	35,806,451
Grupo Mexico SA de CV Series B	3,981,544	12,266,251
TOTAL MEXICO		48,072,702
Netherlands - 3.6%
AEGON NV	26,661,800	205,438,893
ASML Holding NV (Netherlands) (d)	1,273,717	114,736,098
D.E. Master Blenders 1753 NV (a)	7,639,427	126,022,585
Heineken NV (Bearer)	843,000	59,214,411
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,599,100	50,835,389
Royal DSM NV	555,200	38,998,625
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,715,657	269,441,999
TOTAL NETHERLANDS		864,688,000
Norway - 1.0%
DNB ASA	7,184,109	119,657,938
Telenor ASA	5,886,800	130,367,126
TOTAL NORWAY		250,025,064
Russia - 0.2%
Sberbank (Savings Bank of the Russian Federation)	17,144,700	49,528,035
Singapore - 0.6%
Global Logistic Properties Ltd.	24,497,000	54,744,053
Super Group Ltd. Singapore	2,500,000	9,462,171
United Overseas Bank Ltd.	4,164,000	70,314,703
TOTAL SINGAPORE		134,520,927
South Africa - 1.0%
Life Healthcare Group Holdings Ltd.	6,906,900	25,203,832
Nampak Ltd.	16,922,830	54,719,809
Naspers Ltd. Class N	2,067,299	173,065,962
TOTAL SOUTH AFRICA		252,989,603
Common Stocks - continued
	Shares	Value
Spain - 2.3%
Amadeus IT Holding SA Class A (d)	2,352,800	$ 80,817,826
Banco Bilbao Vizcaya Argentaria SA	6,766,556	64,167,238
Grifols SA ADR	2,518,972	79,952,171
Inditex SA	1,890,816	252,047,795
Prosegur Compania de Seguridad SA (Reg.)	15,037,518	77,620,029
TOTAL SPAIN		554,605,059
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	1,086,400	48,101,845
Atlas Copco AB (A Shares)	2,213,000	57,751,248
Investment AB Kinnevik	1,232,900	37,224,476
Nordea Bank AB	9,055,000	114,678,283
Svenska Cellulosa AB (SCA) (B Shares)	4,315,700	114,213,120
Svenska Handelsbanken AB (A Shares)	2,716,400	123,356,228
Volvo AB (B Shares)	4,870,000	71,800,587
TOTAL SWEDEN		567,125,787
Switzerland - 5.5%
Compagnie Financiere Richemont SA Series A	793,750	77,706,791
Nestle SA	5,321,920	360,201,665
Novartis AG	174,829	12,567,902
Roche Holding AG (participation certificate)	581,083	143,159,462
Schindler Holding AG (Reg.)	601,003	83,904,682
SGS SA (Reg.)	18,860	42,694,581
Syngenta AG (Switzerland)	485,795	192,089,160
UBS AG	17,774,426	349,996,857
Zurich Insurance Group AG	271,302	73,025,369
TOTAL SWITZERLAND		1,335,346,469
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,715,900	97,055,982
United Kingdom - 18.2%
Alabama Noor Hospitals Group PLC (a)	2,676,300	28,499,250
Associated British Foods PLC	1,600,600	47,334,704
Barclays PLC	32,195,639	140,662,263
Barratt Developments PLC (a)	5,968,200	29,597,945
BG Group PLC	7,088,479	127,944,432
British American Tobacco PLC sponsored ADR	1,999,000	212,893,500
BT Group PLC	16,494,400	85,345,047
Bunzl PLC	929,270	19,918,356
Capita Group PLC	3,167,600	50,259,161
Compass Group PLC	4,549,500	62,149,923
Diageo PLC	1,645,474	51,567,235
Domino's Pizza UK & IRL PLC	4,294,400	37,302,608
easyJet PLC	1,140,200	24,491,553
Filtrona PLC	8,566,812	100,869,714

	Shares	Value
GlaxoSmithKline PLC	15,206,800	$ 389,045,257
Hikma Pharmaceuticals PLC	2,774,045	46,926,577
HSBC Holdings PLC sponsored ADR (d)	8,688,600	493,078,050
IMI PLC	1,233,800	25,751,318
InterContinental Hotel Group PLC	2,038,600	59,155,528
Jazztel PLC (a)	1,138,263	10,327,445
Johnson Matthey PLC	1,428,782	61,619,706
Kingfisher PLC	26,551,331	160,555,069
Lloyds Banking Group PLC (a)	111,498,600	116,088,655
Meggitt PLC	6,248,600	52,043,613
Next PLC	3,166,400	240,362,611
Persimmon PLC	1,628,800	30,625,756
Prudential PLC	9,250,289	164,283,326
Reckitt Benckiser Group PLC	2,078,087	147,916,752
Reed Elsevier PLC	3,150,400	40,688,716
Rolls-Royce Group PLC	8,029,900	143,531,953
Royal Dutch Shell PLC Class B sponsored ADR	3,766,837	266,955,738
SABMiller PLC	1,265,300	61,989,396
Serco Group PLC	6,453,683	61,556,761
Spectris PLC	745,000	23,913,289
Standard Chartered PLC (United Kingdom)	8,274,454	191,896,638
Taylor Wimpey PLC	64,292,300	104,161,964
Tesco PLC	14,427,600	80,614,954
Travis Perkins PLC	2,801,680	72,540,188
Vodafone Group PLC sponsored ADR	9,923,500	297,208,825
Whitbread PLC	1,569,444	77,116,789
TOTAL UNITED KINGDOM		4,438,790,565
United States of America - 6.7%
AbbVie, Inc.	2,850,600	129,645,288
Actavis, Inc. (a)	191,000	25,645,570
Alexion Pharmaceuticals, Inc. (a)	421,700	49,014,191
Anadarko Petroleum Corp.	438,300	38,798,316
Beam, Inc.	899,600	58,465,004
BioMarin Pharmaceutical, Inc. (a)	571,200	36,928,080
Coty, Inc. Class A (a)	2,709,000	46,567,710
D.R. Horton, Inc.	1,739,300	34,959,930
Fidelity National Information Services, Inc.	809,600	34,942,336
Gilead Sciences, Inc. (a)	2,435,500	149,661,475
Google, Inc. Class A (a)	65,805	58,408,518
Las Vegas Sands Corp.	2,136,000	118,697,520
MasterCard, Inc. Class A	222,260	135,714,179
McGraw-Hill Companies, Inc.	1,723,800	106,634,268
Monsanto Co.	558,300	55,148,874
Noble Energy, Inc.	1,539,656	96,213,103
Perrigo Co.	282,200	35,102,858
PriceSmart, Inc.	274,700	25,005,941
The Blackstone Group LP	2,553,680	57,585,484
Time Warner, Inc.	813,800	50,667,188
Common Stocks - continued
	Shares	Value
United States of America - continued
Twenty-First Century Fox, Inc. Class B	1,847,200	$ 55,397,528
ViroPharma, Inc. (a)	1,457,884	50,034,579
Visa, Inc. Class A	753,700	133,412,437
Yum! Brands, Inc.	583,100	42,519,652
TOTAL UNITED STATES OF AMERICA		1,625,170,029
TOTAL COMMON STOCKS (Cost $17,755,178,469)		22,861,610,627
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc. Series C (h)	770,400	6,227,143
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	1,494,000	146,362,659
ProSiebenSat.1 Media AG	1,648,400	67,630,545
Volkswagen AG	844,226	200,644,684
TOTAL GERMANY		414,637,888
TOTAL PREFERRED STOCKS (Cost $247,220,624)		420,865,031
Investment Companies - 0.8%

United States of America - 0.8%
WisdomTree Japan Hedged Equity ETF (Cost $206,047,310)	4,303,600	194,307,540
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 8/15/13 to 10/3/13 (g) (Cost $11,434,627)	$ 11,435,000	11,434,779
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	821,776,067	$ 821,776,067
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	316,322,617	316,322,617
TOTAL MONEY MARKET FUNDS (Cost $1,138,098,684)		1,138,098,684
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $19,357,979,714)		24,626,316,661
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(296,854,448)
NET ASSETS - 100%		$ 24,329,462,213
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,328 Nikkei 225 Index Contracts (Japan)	Sept. 2013	$ 159,235,200	$ (814,955)

The face value of futures purchased as a percentage of net assets is 0.7%
Security Type Abbreviations
ETF	-	EXCHANGE TRADED FUNDS
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,593,637 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,434,779.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, The value of restricted securities (excluding 144A issues) amounted to $6,227,143 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series C	6/7/13	$ 6,227,143
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,201,132
Fidelity Securities Lending Cash Central Fund	13,245,532
Total	$ 14,446,664
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
3Legs Resources PLC	$ 4,046,188	$ -	$ 2,553,704	$ -	$ -
Pactera Technology International Ltd. ADR (formerly HiSoft Technology International Ltd. ADR)	17,640,142	-	15,572,364	-	-
Painted Pony Petroleum Ltd.	26,878,078	-	9,015,534	-	10,593,637
Painted Pony Petroleum Ltd. Class A	43,070,995	-	589,323	-	28,377,384
Total	$ 91,635,403	$ -	$ 27,730,925	$ -	$ 38,971,021
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,105,460,541	$ 3,661,052,882	$ 438,180,516	$ 6,227,143
Consumer Staples	3,295,221,187	2,261,241,920	1,033,972,281	6,986
Energy	915,036,614	915,036,614	-	-
Financials	5,399,546,133	3,780,298,611	1,619,247,522	-
Health Care	3,246,670,615	1,837,662,632	1,409,007,983	-
Industrials	1,847,936,377	1,847,936,377	-	-
Information Technology	1,830,296,933	1,357,981,883	383,226,841	89,088,209
Materials	1,605,815,752	1,413,726,592	192,089,160	-
Telecommunication Services	1,036,491,506	951,146,459	85,345,047	-
Investment Companies	194,307,540	194,307,540	-	-
Government Obligations	11,434,779	-	11,434,779	-
Money Market Funds	1,138,098,684	1,138,098,684	-	-
Total Investments in Securities:	$ 24,626,316,661	$ 19,358,490,194	$ 5,172,504,129	$ 95,322,338
Derivative Instruments:
Liabilities
Futures Contracts	$ (814,955)	$ (814,955)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 400,752,639
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $19,479,714,385. Net unrealized appreciation aggregated $5,146,602,276, of which $5,438,015,666 related to appreciated investment securities and $291,413,390 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Capital Appreciation Fund

July 31, 2013

1.804818.109

IVF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 0.9%
CSL Ltd.	60,277	$ 3,579,671
Fortescue Metals Group Ltd.	816,796	2,687,088
SEEK Ltd.	226,673	1,921,316
TOTAL AUSTRALIA		8,188,075
Austria - 0.3%
Andritz AG	47,900	2,583,999
Bailiwick of Jersey - 1.5%
Experian PLC	177,168	3,323,142
UBM PLC	243,000	2,630,158
Wolseley PLC	68,564	3,281,372
WPP PLC	204,800	3,697,480
TOTAL BAILIWICK OF JERSEY		12,932,152
Belgium - 0.9%
Anheuser-Busch InBev SA NV	57,859	5,563,803
KBC Groupe SA	66,247	2,657,171
TOTAL BELGIUM		8,220,974
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	21,060	2,501,717
Invesco Ltd.	68,700	2,211,453
Signet Jewelers Ltd.	25,900	1,893,549
TOTAL BERMUDA		6,606,719
Brazil - 3.0%
BM&F Bovespa SA	502,100	2,707,094
BR Malls Participacoes SA	260,500	2,308,857
CCR SA	310,800	2,438,609
Cielo SA	116,800	2,879,362
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	96,000	3,626,880
Iguatemi Empresa de Shopping Centers SA	226,200	2,280,492
Multiplan Empreendimentos Imobiliarios SA	104,500	2,306,801
Qualicorp SA (a)	314,900	2,305,140
Souza Cruz SA	187,400	2,257,327
Ultrapar Participacoes SA	127,100	3,016,839
TOTAL BRAZIL		26,127,401
Canada - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	48,500	2,972,520
Canadian National Railway Co.	42,100	4,207,951
Canadian Pacific Railway Ltd.	27,800	3,413,897
CGI Group, Inc. Class A (sub. vtg.) (a)	86,200	2,979,359
Cineplex, Inc.	61,070	2,208,295
Constellation Software, Inc.	17,400	2,538,764

	Shares	Value
Enbridge, Inc.	81,500	$ 3,615,962
Valeant Pharmaceuticals International, Inc. (Canada) (a)	35,600	3,303,164
TOTAL CANADA		25,239,912
Cayman Islands - 2.5%
Baidu.com, Inc. sponsored ADR (a)	18,900	2,500,659
Baoxin Auto Group Ltd.	3,342,000	2,456,212
Hengdeli Holdings Ltd.	8,080,000	2,083,656
Lifestyle International Holdings Ltd.	1,004,500	2,390,927
Sa Sa International Holdings Ltd.	1,860,000	1,853,860
Sands China Ltd.	589,200	3,186,980
SouFun Holdings Ltd. ADR (d)	71,100	2,471,436
Tencent Holdings Ltd.	97,700	4,431,747
TOTAL CAYMAN ISLANDS		21,375,477
Denmark - 0.6%
Novo Nordisk A/S Series B sponsored ADR	30,240	5,108,141
Finland - 0.6%
Kone Oyj (B Shares)	38,200	2,840,803
Nokian Tyres PLC	63,100	2,802,926
TOTAL FINLAND		5,643,729
France - 7.9%
Air Liquide SA	32,010	4,249,082
AXA SA	182,400	4,022,021
Bureau Veritas SA	104,400	3,098,603
Casino Guichard Perrachon SA	23,146	2,380,243
Danone SA	52,630	4,158,969
Dassault Systemes SA (d)	22,193	2,916,426
Edenred SA	91,500	2,931,795
Iliad SA	8,932	2,107,394
Ingenico SA	32,525	2,432,186
Kering SA	14,700	3,365,613
L'Oreal SA	23,400	3,920,847
LVMH Moet Hennessy - Louis Vuitton SA	23,273	4,230,853
Pernod Ricard SA	32,100	3,822,029
Publicis Groupe SA	42,600	3,436,645
Safran SA	58,500	3,435,216
Sanofi SA	74,385	7,786,902
Schneider Electric SA	53,894	4,288,250
Sodexo SA	32,300	2,950,341
Zodiac Aerospace	19,556	2,842,283
TOTAL FRANCE		68,375,698
Germany - 5.5%
adidas AG	32,500	3,623,208
BASF AG	63,726	5,651,294
Bayer AG	55,500	6,449,437
Bayerische Motoren Werke AG (BMW)	46,352	4,537,882
Brenntag AG	17,800	2,924,508
CTS Eventim AG	54,799	2,464,083
GEA Group AG	59,079	2,437,647
Common Stocks - continued
	Shares	Value
Germany - continued
Henkel AG & Co. KGaA	47,589	$ 3,953,078
Hugo Boss AG	23,500	2,725,528
Linde AG	21,200	4,083,855
MTU Aero Engines Holdings AG	26,200	2,387,579
Rational AG	6,500	1,891,159
SAP AG	68,493	5,018,584
TOTAL GERMANY		48,147,842
Hong Kong - 1.4%
AIA Group Ltd.	1,014,400	4,806,746
Galaxy Entertainment Group Ltd. (a)	555,000	2,923,275
Hysan Development Co. Ltd.	496,000	2,107,277
Techtronic Industries Co. Ltd.	1,038,500	2,541,484
TOTAL HONG KONG		12,378,782
India - 3.1%
Amara Raja Batteries Ltd.	428,335	1,688,212
Bajaj Auto Ltd.	81,879	2,603,161
HDFC Bank Ltd.	271,886	2,725,378
Housing Development Finance Corp. Ltd. (a)	229,307	3,016,166
ITC Ltd.	499,382	2,804,023
Maruti Suzuki India Ltd.	91,953	2,008,572
Sun Pharmaceutical Industries Ltd.	258,330	2,399,703
Sun TV Ltd.	279,164	1,857,194
Tata Consultancy Services Ltd.	109,596	3,269,600
Tata Motors Ltd. sponsored ADR	78,400	1,884,736
Titan Industries Ltd.	568,768	2,461,811
TOTAL INDIA		26,718,556
Indonesia - 2.5%
PT ACE Hardware Indonesia Tbk	27,661,000	1,937,819
PT Astra International Tbk	4,345,000	2,747,995
PT Bank Central Asia Tbk	3,042,500	3,078,767
PT Bank Rakyat Indonesia Tbk	3,489,000	2,800,708
PT Global Mediacom Tbk	10,276,500	2,299,778
PT Jasa Marga Tbk	3,707,500	1,929,958
PT Semen Gresik (Persero) Tbk	1,592,500	2,355,244
PT Surya Citra Media Tbk	8,840,000	2,300,853
PT Tower Bersama Infrastructure Tbk (a)	4,617,000	2,560,634
TOTAL INDONESIA		22,011,756
Ireland - 1.0%
Accenture PLC Class A	31,008	2,288,700
Kerry Group PLC Class A	38,900	2,390,878
Paddy Power PLC (Ireland)	23,900	1,934,112
Warner Chilcott PLC	96,941	2,065,813
TOTAL IRELAND		8,679,503
Italy - 0.3%
Prada SpA	268,800	2,509,299
Japan - 11.0%
Bridgestone Corp.	102,600	3,646,696

	Shares	Value
Daihatsu Motor Co. Ltd.	147,000	$ 3,236,973
Daikin Industries Ltd.	66,300	2,762,782
Daito Trust Construction Co. Ltd.	32,400	2,965,009
DENSO Corp.	76,600	3,489,286
Dentsu, Inc.	77,600	2,480,727
Fanuc Corp.	27,800	4,219,262
Fuji Heavy Industries Ltd.	128,000	3,166,336
Hoya Corp.	110,200	2,379,356
Isuzu Motors Ltd.	392,000	2,790,563
Japan Tobacco, Inc.	131,500	4,600,015
Kansai Paint Co. Ltd.	206,000	2,676,254
Keyence Corp.	9,970	3,258,503
Makita Corp.	51,900	2,708,702
Miraca Holdings, Inc.	56,100	2,710,173
MS&AD Insurance Group Holdings, Inc.	109,100	2,832,522
Nomura Research Institute Ltd.	66,300	2,173,659
Obic Co. Ltd.	7,960	2,236,540
ORIX Corp.	267,500	3,975,207
Park24 Co. Ltd.	110,800	2,041,499
SHIMANO, Inc.	28,400	2,564,151
Shin-Etsu Chemical Co., Ltd.	53,400	3,337,841
SMC Corp.	15,600	3,309,284
SoftBank Corp.	76,700	4,888,244
Sumitomo Mitsui Financial Group, Inc. ADR (d)	506,000	4,655,200
Sumitomo Mitsui Trust Holdings, Inc.	741,000	3,420,815
Sumitomo Rubber Industries Ltd.	160,300	2,673,577
Tokio Marine Holdings, Inc.	101,800	3,259,555
Toshiba Plant Systems & Services Corp.	123,000	2,002,472
USS Co. Ltd.	20,270	2,424,284
Yahoo! Japan Corp.	5,700	3,038,913
TOTAL JAPAN		95,924,400
Korea (South) - 1.3%
Hyundai Mobis	11,312	2,758,287
Samsung Electronics Co. Ltd.	7,603	8,660,530
TOTAL KOREA (SOUTH)		11,418,817
Luxembourg - 0.8%
Eurofins Scientific SA	11,642	2,555,509
RTL Group	23,896	2,136,609
SES SA (France) (depository receipt)	81,597	2,399,012
TOTAL LUXEMBOURG		7,091,130
Mexico - 1.2%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	31,680	3,151,843
Grupo Aeroportuario del Pacifico SA de CV Series B	353,500	1,840,184
Grupo Financiero Banorte S.A.B. de CV Series O	463,700	2,946,057
Grupo Mexico SA de CV Series B	880,500	2,712,625
TOTAL MEXICO		10,650,709
Common Stocks - continued
	Shares	Value
Netherlands - 1.9%
AEGON NV	366,500	$ 2,824,016
ASML Holding NV (Netherlands)	44,859	4,040,887
Chicago Bridge & Iron Co. NV	35,500	2,115,090
Heineken Holding NV (A Shares)	55,000	3,450,662
ING Groep NV (Certificaten Van Aandelen) (a)	407,700	4,161,370
TOTAL NETHERLANDS		16,592,025
Nigeria - 0.8%
Guaranty Trust Bank PLC	14,553,483	2,292,672
Nestle Foods Nigeria PLC	358,097	2,207,938
Nigerian Breweries PLC (a)	2,004,876	2,150,810
TOTAL NIGERIA		6,651,420
Norway - 0.3%
Schibsted ASA (B Shares)	47,000	2,392,750
Panama - 0.3%
Copa Holdings SA Class A	17,600	2,449,392
Philippines - 1.3%
Alliance Global Group, Inc.	4,489,200	2,712,117
Security Bank Corp.	706,560	2,341,649
SM Investments Corp.	143,743	3,142,827
SM Prime Holdings, Inc.	6,711,725	2,715,584
TOTAL PHILIPPINES		10,912,177
Russia - 0.8%
Magnit OJSC GDR (Reg. S)	51,105	2,943,648
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	326,400	3,763,392
TOTAL RUSSIA		6,707,040
South Africa - 1.9%
Aspen Pharmacare Holdings Ltd.	115,100	2,553,655
Discovery Ltd.	253,600	2,294,238
Life Healthcare Group Holdings Ltd.	709,769	2,590,004
Mr Price Group Ltd.	199,400	2,601,265
Naspers Ltd. Class N	48,300	4,043,482
Shoprite Holdings Ltd.	159,920	2,704,805
TOTAL SOUTH AFRICA		16,787,449
Spain - 1.9%
Amadeus IT Holding SA Class A	95,300	3,273,520
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	495,300	4,680,585
Grifols SA ADR	86,200	2,735,988
Inditex SA	29,216	3,894,524
Viscofan Envolturas Celulosicas SA	45,400	2,338,304
TOTAL SPAIN		16,922,921
Sweden - 1.7%
ASSA ABLOY AB (B Shares)	71,594	3,169,922
Atlas Copco AB (A Shares)	144,400	3,768,315
Hexagon AB (B Shares)	80,900	2,467,406

	Shares	Value
Investment AB Kinnevik	81,800	$ 2,469,756
Svenska Cellulosa AB (SCA) (B Shares)	107,400	2,842,294
TOTAL SWEDEN		14,717,693
Switzerland - 5.6%
Burckhardt Compression Holding AG	5,286	2,110,516
Compagnie Financiere Richemont SA Series A	45,595	4,463,674
Nestle SA	182,958	12,383,081
Partners Group Holding AG	8,070	2,133,804
Schindler Holding AG (Reg.)	21,590	3,014,132
SGS SA (Reg.)	1,369	3,099,092
Sika AG (Bearer)	958	2,671,779
Sulzer AG (Reg.)	17,450	2,611,513
Swatch Group AG (Bearer)	6,207	3,688,854
Syngenta AG (Switzerland)	10,744	4,248,306
TE Connectivity Ltd.	35,500	1,811,920
UBS AG (NY Shares)	322,000	6,333,740
TOTAL SWITZERLAND		48,570,411
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	357,479	6,069,993
Thailand - 1.0%
Airports of Thailand PCL (For. Reg.)	396,700	2,254,553
BEC World PCL (For. Reg.)	961,700	1,888,396
Kasikornbank PCL (For. Reg.)	485,100	2,896,351
Thai Beverage PCL	4,956,000	2,105,866
TOTAL THAILAND		9,145,166
Turkey - 0.5%
Coca-Cola Icecek A/S	82,618	2,325,825
Turkiye Garanti Bankasi A/S	592,909	2,321,470
TOTAL TURKEY		4,647,295
United Kingdom - 15.2%
Aberdeen Asset Management PLC	424,400	2,481,112
Aggreko PLC	111,390	3,016,246
Ashtead Group PLC	217,960	2,340,896
Bellway PLC	105,200	2,208,490
Berkeley Group Holdings PLC	63,900	2,195,926
British American Tobacco PLC (United Kingdom)	128,600	6,860,399
British Sky Broadcasting Group PLC	210,100	2,646,409
Burberry Group PLC	127,000	2,955,941
Compass Group PLC	275,800	3,767,656
Croda International PLC	73,000	2,786,276
Diageo PLC sponsored ADR	44,600	5,589,718
Domino's Pizza UK & IRL PLC	223,100	1,937,922
Elementis PLC	665,425	2,537,780
Filtrona PLC	211,600	2,491,479
Galiform PLC	449,190	1,973,458
Halma PLC	291,800	2,468,088
IMI PLC	102,800	2,145,595
InterContinental Hotel Group PLC ADR	101,640	2,938,412
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Intertek Group PLC	63,400	$ 2,917,529
ITV PLC	1,097,446	2,814,760
Johnson Matthey PLC	67,304	2,902,649
Kingfisher PLC	499,600	3,021,066
Lloyds Banking Group PLC (a)	3,958,700	4,121,668
Meggitt PLC	334,900	2,789,330
Next PLC	42,800	3,248,964
Oxford Instruments PLC	102,500	2,221,976
Persimmon PLC	110,100	2,070,172
Prudential PLC	240,421	4,269,830
Reckitt Benckiser Group PLC	58,300	4,149,752
Rexam PLC	392,990	2,940,158
Rightmove PLC	60,684	2,244,191
Rolls-Royce Group PLC	231,200	4,132,628
Rotork PLC	62,100	2,509,113
SABMiller PLC	85,400	4,183,905
Schroders PLC	66,400	2,479,820
Spectris PLC	78,700	2,526,142
Standard Chartered PLC (United Kingdom)	208,062	4,825,261
Taylor Wimpey PLC	1,450,569	2,350,112
The Weir Group PLC	86,300	2,821,290
Travis Perkins PLC	113,100	2,928,348
Unilever PLC	182,600	7,415,107
Whitbread PLC	55,067	2,705,793
TOTAL UNITED KINGDOM		131,931,367
United States of America - 14.3%
AbbVie, Inc.	46,120	2,097,538
Affiliated Managers Group, Inc. (a)	12,800	2,308,480
American Tower Corp.	33,642	2,381,517
AMETEK, Inc.	50,900	2,355,652
Amgen, Inc.	20,200	2,187,458
Amphenol Corp. Class A	28,566	2,244,145
BlackRock, Inc. Class A	8,900	2,509,444
CBS Corp. Class B	46,425	2,453,097
Colgate-Palmolive Co.	40,700	2,436,709
Danaher Corp.	35,731	2,406,126
eBay, Inc. (a)	40,400	2,088,276
EMC Corp.	69,500	1,817,425
Estee Lauder Companies, Inc. Class A	36,416	2,390,710
FMC Corp.	37,099	2,454,470
Gilead Sciences, Inc. (a)	38,000	2,335,100
Google, Inc. Class A (a)	2,480	2,201,248
Home Depot, Inc.	31,931	2,523,507
KKR & Co. LP	107,300	2,194,285
L Brands, Inc.	35,582	1,984,408

	Shares	Value
Las Vegas Sands Corp.	40,426	$ 2,246,473
Lowe's Companies, Inc.	53,300	2,376,114
MasterCard, Inc. Class A	4,300	2,625,623
McGraw-Hill Companies, Inc.	41,985	2,597,192
Mead Johnson Nutrition Co. Class A	30,358	2,211,277
Mettler-Toledo International, Inc. (a)	10,400	2,294,240
Microsoft Corp.	58,200	1,852,506
Mondelez International, Inc.	66,300	2,073,201
Monsanto Co.	21,200	2,094,136
Moody's Corp.	37,840	2,564,417
NIKE, Inc. Class B	39,200	2,466,464
Oracle Corp.	58,200	1,882,770
Perrigo Co.	16,700	2,077,313
Philip Morris International, Inc.	28,258	2,520,048
PPG Industries, Inc.	14,803	2,374,993
Precision Castparts Corp.	10,000	2,217,200
priceline.com, Inc. (a)	2,260	1,979,014
QUALCOMM, Inc.	35,572	2,296,173
Rockwell Automation, Inc.	26,054	2,523,330
Roper Industries, Inc.	17,500	2,204,300
SBA Communications Corp. Class A (a)	31,600	2,341,244
Sherwin-Williams Co.	14,060	2,448,830
Sirona Dental Systems, Inc. (a)	29,900	2,110,940
The Blackstone Group LP	107,400	2,421,870
The Walt Disney Co.	37,067	2,396,382
The Williams Companies, Inc.	52,500	1,793,925
Time Warner, Inc.	41,200	2,565,112
Union Pacific Corp.	14,500	2,299,555
United Technologies Corp.	23,008	2,428,955
Varian Medical Systems, Inc. (a)	25,000	1,812,500
Visa, Inc. Class A	12,440	2,202,004
W.R. Grace & Co. (a)	27,300	2,097,186
Waters Corp. (a)	20,698	2,089,256
Williams-Sonoma, Inc.	37,900	2,230,794
Yahoo!, Inc. (a)	67,500	1,896,075
Yum! Brands, Inc.	33,044	2,409,568
TOTAL UNITED STATES OF AMERICA		124,390,575
TOTAL COMMON STOCKS (Cost $743,306,558)		854,820,745
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.3%
Itausa-Investimentos Itau SA (PN)	622,200	2,282,777
Germany - 0.5%
ProSiebenSat.1 Media AG	60,500	2,482,194
Sartorius AG (non-vtg.)	19,000	2,080,774
TOTAL GERMANY		4,562,968
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,848,507)		6,845,745
Money Market Funds - 0.4%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $3,688,848)	3,688,848	$ 3,688,848
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $752,843,913)		865,355,338
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,296,631
NET ASSETS - 100%		$ 870,651,969
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,981
Fidelity Securities Lending Cash Central Fund	269,672
Total	$ 273,653
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 206,480,130	$ 200,774,078	$ 5,706,052	$ -
Consumer Staples	120,886,514	88,664,124	32,222,390	-
Energy	8,426,726	8,426,726	-	-
Financials	142,251,313	124,149,051	18,102,262	-
Health Care	65,228,419	57,441,517	7,786,902	-
Industrials	145,234,046	145,234,046	-	-
Information Technology	101,460,501	92,401,030	9,059,471	-
Materials	59,801,325	55,553,019	4,248,306	-
Telecommunication Services	11,897,516	11,897,516	-	-
Money Market Funds	3,688,848	3,688,848	-	-
Total Investments in Securities:	$ 865,355,338	$ 788,229,955	$ 77,125,383	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 12,230,775
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $756,512,303. Net unrealized appreciation aggregated $108,843,035, of which $122,389,021 related to appreciated investment securities and $13,545,986 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

July 31, 2013

1.804821.109

ECA-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Austria - 1.2%
Andritz AG	35,900	$ 1,936,650
Erste Group Bank AG	69,842	2,121,234
TOTAL AUSTRIA		4,057,884
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	171,300	843,791
Bailiwick of Jersey - 1.1%
Informa PLC	235,807	1,883,287
Wolseley PLC	37,825	1,810,249
TOTAL BAILIWICK OF JERSEY		3,693,536
Belgium - 2.7%
Anheuser-Busch InBev SA NV	57,500	5,529,281
KBC Groupe SA	46,616	1,869,770
UCB SA	25,700	1,481,282
TOTAL BELGIUM		8,880,333
Bermuda - 0.9%
Bunge Ltd.	18,900	1,436,589
Signet Jewelers Ltd.	20,000	1,462,200
TOTAL BERMUDA		2,898,789
Canada - 0.8%
Goldcorp, Inc.	41,000	1,156,431
Suncor Energy, Inc.	45,700	1,444,282
TOTAL CANADA		2,600,713
Denmark - 0.5%
Coloplast A/S Series B	28,500	1,665,986
Finland - 1.7%
Amer Group PLC (A Shares)	97,200	1,930,599
Raisio Group PLC (V Shares)	209,735	934,720
Sampo Oyj (A Shares)	68,300	2,994,841
TOTAL FINLAND		5,860,160
France - 14.4%
Atos Origin SA	24,806	1,864,867
AXA SA	173,900	3,834,591
BNP Paribas SA	73,960	4,785,328
Christian Dior SA	25,500	4,515,274
Ingenico SA	18,239	1,363,894
Ipsos SA	46,600	1,657,108
Kering SA	18,600	4,258,530
Legrand SA	46,800	2,425,042
Publicis Groupe SA	33,100	2,670,257
Sanofi SA	75,109	7,862,693
Schneider Electric SA	43,600	3,469,175
Technip SA	17,600	1,942,205
Total SA	138,796	7,396,224
TOTAL FRANCE		48,045,188

	Shares	Value
Germany - 13.3%
adidas AG	27,600	$ 3,076,940
BASF AG	54,862	4,865,224
Bayer AG	51,700	6,007,854
Beiersdorf AG	17,700	1,637,001
Brenntag AG	11,700	1,922,289
CTS Eventim AG	40,936	1,840,721
Daimler AG (Germany)	62,430	4,337,067
Deutsche Bank AG	78,600	3,545,913
Deutsche Boerse AG	34,000	2,405,432
Deutsche Post AG	108,473	3,040,550
ElringKlinger AG	32,700	1,212,196
GEA Group AG	53,074	2,189,876
GSW Immobilien AG	33,600	1,359,767
HeidelbergCement Finance AG	29,700	2,281,388
KION Group AG (a)	26,400	878,382
Linde AG	18,500	3,563,742
TOTAL GERMANY		44,164,342
Ireland - 2.8%
DCC PLC (United Kingdom)	44,900	1,820,305
FBD Holdings PLC	84,700	1,814,158
Greencore Group PLC	744,419	1,664,698
Kingspan Group PLC (United Kingdom)	134,000	1,870,465
Ryanair Holdings PLC sponsored ADR	39,400	2,029,888
TOTAL IRELAND		9,199,514
Italy - 3.1%
Astaldi SpA	197,300	1,412,132
Azimut Holding SpA	75,900	1,706,453
Banca Popolare dell'Emilia Romagna Scrl (a)	117,600	702,457
Beni Stabili SpA SIIQ	2,203,866	1,429,014
MARR SpA	119,769	1,561,480
Prada SpA	187,000	1,745,681
Prysmian SpA	86,400	1,756,317
TOTAL ITALY		10,313,534
Luxembourg - 0.5%
Eurofins Scientific SA	7,500	1,646,308
Netherlands - 1.3%
ASML Holding NV (Netherlands)	32,092	2,890,839
Delta Lloyd NV	61,797	1,337,583
TOTAL NETHERLANDS		4,228,422
Norway - 2.2%
DNB ASA	179,200	2,984,741
Merkantildata ASA	133,100	1,400,387
Telenor ASA	137,600	3,047,244
TOTAL NORWAY		7,432,372
Russia - 0.5%
Magnit OJSC GDR (Reg. S)	28,600	1,647,360
Common Stocks - continued
	Shares	Value
South Africa - 0.4%
Naspers Ltd. Class N	16,800	$ 1,406,428
Spain - 1.5%
Criteria CaixaCorp SA	686,200	2,530,520
Criteria CaixaCorp SA rights 8/13/13 (a)	686,200	48,383
Repsol YPF SA	99,975	2,392,701
TOTAL SPAIN		4,971,604
Sweden - 2.7%
ASSA ABLOY AB (B Shares)	45,600	2,019,002
Investment AB Kinnevik	56,300	1,699,844
Svenska Cellulosa AB (SCA) (B Shares)	94,700	2,506,194
Svenska Handelsbanken AB (A Shares)	60,600	2,751,946
TOTAL SWEDEN		8,976,986
Switzerland - 11.8%
Adecco SA (Reg.)	32,364	2,054,552
Aryzta AG	39,760	2,459,625
Nestle SA	172,747	11,691,977
Partners Group Holding AG	7,830	2,070,345
Roche Holding AG (participation certificate)	42,507	10,472,306
Schindler Holding AG (participation certificate)	16,847	2,412,045
Syngenta AG (Switzerland)	8,736	3,454,319
UBS AG	233,844	4,604,631
TOTAL SWITZERLAND		39,219,800
Turkey - 0.4%
Coca-Cola Icecek A/S	45,000	1,266,820
United Kingdom - 30.5%
Anglo American PLC (United Kingdom)	41,100	880,329
Associated British Foods PLC	73,800	2,182,495
BG Group PLC	74,600	1,346,502
BHP Billiton PLC	163,669	4,684,937
British American Tobacco PLC (United Kingdom)	136,900	7,303,177
British Land Co. PLC	214,618	1,950,764
Bunzl PLC	90,100	1,931,241
Centrica PLC	623,600	3,709,227
Cineworld Group PLC	229,232	1,307,697
Compass Group PLC	208,200	2,844,184
Dechra Pharmaceuticals PLC	151,100	1,569,950
Diageo PLC	166,993	5,233,366
Galliford Try PLC	104,400	1,573,891
GlaxoSmithKline PLC	281,300	7,196,677
HSBC Holdings PLC (United Kingdom)	301,700	3,425,336
ICAP PLC	365,000	2,258,782

	Shares	Value
ITV PLC	973,600	$ 2,497,116
Jazztel PLC (a)	34,900	316,647
Kingfisher PLC	454,500	2,748,347
London Stock Exchange Group PLC	78,200	1,872,458
Meggitt PLC	258,300	2,151,340
Next PLC	31,700	2,406,359
Partnership Assurance Group PLC	145,632	1,105,498
Prudential PLC	234,454	4,163,857
Rolls-Royce Group PLC	182,441	3,261,076
Royal Dutch Shell PLC Class B (United Kingdom)	197,092	6,971,223
Schroders PLC	55,000	2,054,068
Serco Group PLC	205,643	1,961,472
SIG PLC	638,900	1,766,963
Standard Chartered PLC (United Kingdom)	178,499	4,139,652
Taylor Wimpey PLC	1,697,200	2,749,687
Unilever PLC	108,600	4,410,080
Unite Group PLC	211,400	1,255,175
Vodafone Group PLC	1,476,600	4,422,530
William Hill PLC	250,000	1,850,220
TOTAL UNITED KINGDOM		101,502,323
United States of America - 1.6%
Beam, Inc.	23,200	1,507,768
Colgate-Palmolive Co.	13,500	808,245
Oracle Corp.	49,000	1,585,150
Philip Morris International, Inc.	15,900	1,417,962
TOTAL UNITED STATES OF AMERICA		5,319,125
TOTAL COMMON STOCKS (Cost $282,131,263)		319,841,318
Nonconvertible Preferred Stocks - 1.2%

United Kingdom - 1.2%
Rolls-Royce Group PLC (C Shares) (a)	23,554,979	35,833
Volkswagen AG	17,200	4,087,873
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,019,569)		4,123,706
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.11% (b) (Cost $7,865,187)	7,865,187	7,865,187
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $293,016,019)		331,830,211
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,164,495
NET ASSETS - 100%		$ 332,994,706
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,372
Fidelity Securities Lending Cash Central Fund	164,750
Total	$ 170,122
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,487,771	$ 52,487,771	$ -	$ -
Consumer Staples	55,198,838	21,030,957	34,167,881	-
Energy	21,493,137	7,125,690	14,367,447	-
Financials	69,666,332	53,926,595	15,739,737	-
Health Care	37,903,056	22,843,686	15,059,370	-
Industrials	45,728,735	45,728,735	-	-
Information Technology	9,105,137	6,214,298	2,890,839	-
Materials	20,886,370	12,747,114	8,139,256	-
Telecommunication Services	7,786,421	3,363,891	4,422,530	-
Utilities	3,709,227	3,709,227	-	-
Money Market Funds	7,865,187	7,865,187	-	-
Total Investments in Securities:	$ 331,830,211	$ 237,043,151	$ 94,787,060	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 11,229,698
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $294,698,213. Net unrealized appreciation aggregated $37,131,998, of which $41,583,595 related to appreciated investment securities and $4,451,597 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

July 31, 2013

1.804855.109

NOR-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Bailiwick of Jersey - 0.7%
Black Earth Farming Ltd. unit (a)	1,966,780	$ 2,217,782
Bermuda - 7.9%
BW Offshore Ltd.	6,071,345	8,015,725
Vostok Nafta Investment Ltd. SDR	3,391,000	19,092,794
TOTAL BERMUDA		27,108,519
Denmark - 12.8%
Christian Hansen Holding A/S	217,000	7,182,674
Jyske Bank A/S (Reg.) (a)	319,280	14,003,484
Novo Nordisk A/S Series B	91,701	15,558,544
Solar Holding A/S	152,051	7,013,460
TOTAL DENMARK		43,758,162
Finland - 17.9%
Amer Group PLC (A Shares)	666,900	13,246,051
Lassila & Tikahoja Oyj	865,600	16,271,415
Nokia Corp. (a)(d)	1,163,400	4,599,421
Raisio Group PLC (V Shares)	2,997,992	13,361,068
Sampo Oyj (A Shares)	319,800	14,022,698
TOTAL FINLAND		61,500,653
Malta - 3.8%
Unibet Group PLC unit	367,061	13,177,401
Norway - 10.0%
Gjensidige Forsikring ASA	401,300	6,214,130
Merkantildata ASA	468,600	4,930,288
Schibsted ASA (B Shares)	359,400	18,296,905
TGS Nopec Geophysical Co. ASA	150,000	4,818,592
TOTAL NORWAY		34,259,915
Sweden - 46.5%
AarhusKarlshamn AB	130,000	7,459,172
AF AB (B Shares) (d)	418,700	11,755,191
ASSA ABLOY AB (B Shares)	332,400	14,717,464
Atlas Copco AB (A Shares)	100,900	2,633,123
Avanza Bank Holding AB (d)	265,400	6,107,561
BioGaia AB (d)	183,023	6,261,612
CDON Group AB (a)(d)	4,176,002	12,749,391
DIBS Payment Services AB (e)	958,000	5,820,179
Hakon Invest AB (a)(d)	143,500	4,006,812
Industrial & Financial Systems AB (IFS) (d)	393,053	8,140,677

	Shares	Value
Intrum Justitia AB	644,400	$ 16,411,160
Investment AB Kinnevik	548,500	16,560,650
Lindab International AB (a)	659,400	5,958,540
Nordea Bank AB	597,600	7,568,387
RusForest AB (a)(d)	376,401	121,845
Saab AB (B Shares)	307,800	5,576,917
Svenska Handelsbanken AB (A Shares)	328,100	14,899,565
Swedbank AB (A Shares)	125,500	3,026,718
Swedish Match Co. AB	258,700	9,664,314
TOTAL SWEDEN		159,439,278
TOTAL COMMON STOCKS (Cost $285,300,992)		341,461,710
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.11% (b)	2,013,574	2,013,574
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,040,247	10,040,247
TOTAL MONEY MARKET FUNDS (Cost $12,053,821)		12,053,821
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $297,354,813)		353,515,531
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(10,756,222)
NET ASSETS - 100%		$ 342,759,309
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,988
Fidelity Securities Lending Cash Central Fund	602,714
Total	$ 605,702
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DIBS Payment Services AB	$ 6,451,061	$ 996,282	$ 61,217	$ 373,244	$ 5,820,179
Total	$ 6,451,061	$ 996,282	$ 61,217	$ 373,244	$ 5,820,179
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,469,748	$ 57,469,748	$ -	$ -
Consumer Staples	36,709,148	36,709,148	-	-
Energy	12,834,317	12,834,317	-	-
Financials	101,495,987	101,495,987	-	-
Health Care	21,820,156	6,261,612	15,558,544	-
Industrials	80,337,270	80,337,270	-	-
Information Technology	23,490,565	18,891,144	4,599,421	-
Materials	7,304,519	7,304,519	-	-
Money Market Funds	12,053,821	12,053,821	-	-
Total Investments in Securities:	$ 353,515,531	$ 333,357,566	$ 20,157,965	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $299,956,423. Net unrealized appreciation aggregated $53,559,108, of which $66,309,570 related to appreciated investment securities and $12,750,462 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Latin America Fund

1.917416.102

FALAA-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.8%
	Shares	Value
Brazil - 28.7%
Banco Bradesco SA (PN) sponsored ADR (d)	159,621	$ 1,950,569
BM&F Bovespa SA	679,200	3,661,937
BTG Pactual Participations Ltd. unit	828,600	10,009,957
CCR SA	5,214,200	40,911,820
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	337,370	15,050,076
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	2,006,101	75,790,496
sponsored ADR	341,625	12,810,938
Cyrela Brazil Realty SA	981,400	7,007,695
Embraer SA sponsored ADR	268,634	9,125,497
Itau Unibanco Holding SA sponsored ADR	1,853,198	23,628,275
Light SA	1,283,100	9,955,013
Lupatech SA (a)	3,714,804	895,585
M. Dias Branco SA	440,400	17,856,532
Multiplus SA	1,742,500	23,578,572
Obrascon Huarte Lain Brasil SA	1,035,900	9,844,308
Petroleo Brasileiro SA - Petrobras:
(ON)	1,194,028	8,049,686
(PN) sponsored ADR (non-vtg.)	805,453	11,550,196
sponsored ADR (d)	2,963,520	40,422,413
Souza Cruz SA	2,636,800	31,761,573
Telefonica Brasil SA sponsored ADR (d)	698,942	15,006,285
TIM Participacoes SA	1,970,695	7,325,265
Tractebel Energia SA	734,175	11,714,104
Vale SA:
(PN-A) sponsored ADR	966,175	11,893,614
sponsored ADR (d)	649,193	8,906,928
TOTAL BRAZIL		408,707,334
Chile - 13.3%
Aguas Andinas SA	18,206,781	12,755,552
Banco de Chile	65,951,092	9,407,832
Banco de Chile sponsored ADR (d)	114,754	9,869,992
Banco Santander Chile sponsored ADR (d)	1,439,909	32,484,347
CAP SA	808,501	14,473,873
Compania Cervecerias Unidas SA	2,143,530	28,971,128
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,962,515	32,425,320
Empresas La Polar SA (a)	13,560,081	3,219,480
Inversiones La Construccion SA	635,031	8,187,370
LATAM Airlines Group SA sponsored ADR (d)	804,554	10,821,251
SACI Falabella	2,269,873	23,191,266
Sociedad Matriz SAAM SA	48,419,693	4,268,584
TOTAL CHILE		190,075,995
Colombia - 9.7%
BanColombia SA sponsored ADR	116,376	6,685,801

	Shares	Value
Bolsa de Valores de Colombia	586,230,591	$ 7,734,932
Cemex Latam Holdings SA	384,602	3,105,639
Ecopetrol SA	12,482,392	28,558,468
Ecopetrol SA ADR (d)	169,134	7,710,819
Empresa de Telecomunicaciones de Bogota	40,032,169	8,408,919
Grupo Aval Acciones y Valores SA	4,519,256	3,327,278
Grupo de Inversiones Suramerica SA	1,837,692	36,254,341
Inversiones Argos SA	3,224,249	35,565,003
TOTAL COLOMBIA		137,351,200
France - 0.1%
Carrefour SA	48,079	1,475,601
Mexico - 23.3%
America Movil S.A.B. de CV:
Series L	5,073,400	5,338,435
Series L sponsored ADR	5,980,156	125,463,666
Consorcio ARA SA de CV (a)	22,290,821	8,481,603
Controladora Commercial Mexicana SA unit	1,968,515	8,330,096
Embotelladoras Arca S.A.B. de CC	1,150,958	8,619,964
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	644,640	64,135,234
Gruma S.A.B. de CV Series B (a)	3,471,056	18,386,929
Grupo Financiero Santander Mexico S.A.B. de CV (d)	5,413,300	15,698,157
Industrias Penoles SA de CV	288,178	9,057,490
Infraestructura Energetica Nova S.A.B. de CV	1,598,800	6,329,985
Kimberly-Clark de Mexico SA de CV Series A	2,147,775	7,062,422
Wal-Mart de Mexico SA de CV Series V	20,064,648	54,902,778
TOTAL MEXICO		331,806,759
Peru - 2.8%
Alicorp SA Class C	3,326,378	10,243,246
Compania de Minas Buenaventura SA sponsored ADR	2,095,843	29,970,555
TOTAL PERU		40,213,801
United States of America - 1.9%
BPZ Energy, Inc. (a)(d)	3,060,350	7,375,444
First Cash Financial Services, Inc. (a)	291,845	15,584,523
Gran Tierra Energy, Inc. (Canada) (a)	729,200	4,508,247
TOTAL UNITED STATES OF AMERICA		27,468,214
TOTAL COMMON STOCKS (Cost $806,079,421)		1,137,098,904
Nonconvertible Preferred Stocks - 17.3%

Brazil - 15.7%
AES Tiete SA (PN) (non-vtg.)	894,245	8,839,163
Banco Bradesco SA (PN)	1,313,817	15,952,279
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	147,425	$ 6,539,082
Companhia Energetica de Sao Paulo Series A	724,800	6,382,726
Forjas Taurus SA	1,376,000	1,435,501
Itau Unibanco Holding SA	3,819,750	48,790,197
Itausa-Investimentos Itau SA (PN)	6,267,322	22,994,054
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	9,159,971	65,406,855
Telefonica Brasil SA	1,225,913	25,960,005
Vale SA (PN-A)	1,777,600	21,934,136
TOTAL BRAZIL		224,233,998
Chile - 1.2%
Embotelladora Andina SA:
Class A	1,321,447	5,601,073
Class B	2,207,046	11,596,815
TOTAL CHILE		17,197,888
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	2,897,449	2,095,002
Grupo de Inversiones Suramerica	161,141	3,221,544
TOTAL COLOMBIA		5,316,546
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $208,010,913)		246,748,432
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	36,650,913	$ 36,650,913
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	69,390,836	69,390,836
TOTAL MONEY MARKET FUNDS (Cost $106,041,749)		106,041,749
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,120,132,083)		1,489,889,085
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(64,138,560)
NET ASSETS - 100%		$ 1,425,750,525
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,190
Fidelity Securities Lending Cash Central Fund	416,771
Total	$ 432,961
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,121,201,473. Net unrealized appreciation aggregated $368,687,612, of which $513,067,422 related to appreciated investment securities and $144,379,810 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

July 31, 2013

1.804841.109

LAF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.8%
	Shares	Value
Brazil - 28.7%
Banco Bradesco SA (PN) sponsored ADR (d)	159,621	$ 1,950,569
BM&F Bovespa SA	679,200	3,661,937
BTG Pactual Participations Ltd. unit	828,600	10,009,957
CCR SA	5,214,200	40,911,820
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	337,370	15,050,076
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	2,006,101	75,790,496
sponsored ADR	341,625	12,810,938
Cyrela Brazil Realty SA	981,400	7,007,695
Embraer SA sponsored ADR	268,634	9,125,497
Itau Unibanco Holding SA sponsored ADR	1,853,198	23,628,275
Light SA	1,283,100	9,955,013
Lupatech SA (a)	3,714,804	895,585
M. Dias Branco SA	440,400	17,856,532
Multiplus SA	1,742,500	23,578,572
Obrascon Huarte Lain Brasil SA	1,035,900	9,844,308
Petroleo Brasileiro SA - Petrobras:
(ON)	1,194,028	8,049,686
(PN) sponsored ADR (non-vtg.)	805,453	11,550,196
sponsored ADR (d)	2,963,520	40,422,413
Souza Cruz SA	2,636,800	31,761,573
Telefonica Brasil SA sponsored ADR (d)	698,942	15,006,285
TIM Participacoes SA	1,970,695	7,325,265
Tractebel Energia SA	734,175	11,714,104
Vale SA:
(PN-A) sponsored ADR	966,175	11,893,614
sponsored ADR (d)	649,193	8,906,928
TOTAL BRAZIL		408,707,334
Chile - 13.3%
Aguas Andinas SA	18,206,781	12,755,552
Banco de Chile	65,951,092	9,407,832
Banco de Chile sponsored ADR (d)	114,754	9,869,992
Banco Santander Chile sponsored ADR (d)	1,439,909	32,484,347
CAP SA	808,501	14,473,873
Compania Cervecerias Unidas SA	2,143,530	28,971,128
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,962,515	32,425,320
Empresas La Polar SA (a)	13,560,081	3,219,480
Inversiones La Construccion SA	635,031	8,187,370
LATAM Airlines Group SA sponsored ADR (d)	804,554	10,821,251
SACI Falabella	2,269,873	23,191,266
Sociedad Matriz SAAM SA	48,419,693	4,268,584
TOTAL CHILE		190,075,995
Colombia - 9.7%
BanColombia SA sponsored ADR	116,376	6,685,801

	Shares	Value
Bolsa de Valores de Colombia	586,230,591	$ 7,734,932
Cemex Latam Holdings SA	384,602	3,105,639
Ecopetrol SA	12,482,392	28,558,468
Ecopetrol SA ADR (d)	169,134	7,710,819
Empresa de Telecomunicaciones de Bogota	40,032,169	8,408,919
Grupo Aval Acciones y Valores SA	4,519,256	3,327,278
Grupo de Inversiones Suramerica SA	1,837,692	36,254,341
Inversiones Argos SA	3,224,249	35,565,003
TOTAL COLOMBIA		137,351,200
France - 0.1%
Carrefour SA	48,079	1,475,601
Mexico - 23.3%
America Movil S.A.B. de CV:
Series L	5,073,400	5,338,435
Series L sponsored ADR	5,980,156	125,463,666
Consorcio ARA SA de CV (a)	22,290,821	8,481,603
Controladora Commercial Mexicana SA unit	1,968,515	8,330,096
Embotelladoras Arca S.A.B. de CC	1,150,958	8,619,964
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	644,640	64,135,234
Gruma S.A.B. de CV Series B (a)	3,471,056	18,386,929
Grupo Financiero Santander Mexico S.A.B. de CV (d)	5,413,300	15,698,157
Industrias Penoles SA de CV	288,178	9,057,490
Infraestructura Energetica Nova S.A.B. de CV	1,598,800	6,329,985
Kimberly-Clark de Mexico SA de CV Series A	2,147,775	7,062,422
Wal-Mart de Mexico SA de CV Series V	20,064,648	54,902,778
TOTAL MEXICO		331,806,759
Peru - 2.8%
Alicorp SA Class C	3,326,378	10,243,246
Compania de Minas Buenaventura SA sponsored ADR	2,095,843	29,970,555
TOTAL PERU		40,213,801
United States of America - 1.9%
BPZ Energy, Inc. (a)(d)	3,060,350	7,375,444
First Cash Financial Services, Inc. (a)	291,845	15,584,523
Gran Tierra Energy, Inc. (Canada) (a)	729,200	4,508,247
TOTAL UNITED STATES OF AMERICA		27,468,214
TOTAL COMMON STOCKS (Cost $806,079,421)		1,137,098,904
Nonconvertible Preferred Stocks - 17.3%

Brazil - 15.7%
AES Tiete SA (PN) (non-vtg.)	894,245	8,839,163
Banco Bradesco SA (PN)	1,313,817	15,952,279
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	147,425	$ 6,539,082
Companhia Energetica de Sao Paulo Series A	724,800	6,382,726
Forjas Taurus SA	1,376,000	1,435,501
Itau Unibanco Holding SA	3,819,750	48,790,197
Itausa-Investimentos Itau SA (PN)	6,267,322	22,994,054
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	9,159,971	65,406,855
Telefonica Brasil SA	1,225,913	25,960,005
Vale SA (PN-A)	1,777,600	21,934,136
TOTAL BRAZIL		224,233,998
Chile - 1.2%
Embotelladora Andina SA:
Class A	1,321,447	5,601,073
Class B	2,207,046	11,596,815
TOTAL CHILE		17,197,888
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	2,897,449	2,095,002
Grupo de Inversiones Suramerica	161,141	3,221,544
TOTAL COLOMBIA		5,316,546
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $208,010,913)		246,748,432
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	36,650,913	$ 36,650,913
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	69,390,836	69,390,836
TOTAL MONEY MARKET FUNDS (Cost $106,041,749)		106,041,749
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,120,132,083)		1,489,889,085
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(64,138,560)
NET ASSETS - 100%		$ 1,425,750,525
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,190
Fidelity Securities Lending Cash Central Fund	416,771
Total	$ 432,961
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,121,201,473. Net unrealized appreciation aggregated $368,687,612, of which $513,067,422 related to appreciated investment securities and $144,379,810 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Japan Fund

1.917404.102

AJPNA-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 27.2%
Auto Components - 5.0%
Bridgestone Corp.	427,100	$ 15,180,349
Calsonic Kansei Corp.	898,000	4,723,419
DENSO Corp.	135,400	6,167,746
		26,071,514
Automobiles - 14.8%
Honda Motor Co. Ltd.	516,900	19,146,533
Nissan Motor Co. Ltd.	1,904,700	19,889,233
Toyota Motor Corp.	632,200	38,469,806
		77,505,572
Hotels, Restaurants & Leisure - 0.5%
St. Marc Holdings Co. Ltd.	29,400	1,375,263
Toridoll.Corporation	140,100	1,448,077
		2,823,340
Household Durables - 2.0%
Fujitsu General Ltd.	299,000	3,432,499
Panasonic Corp. (a)	794,600	7,049,190
		10,481,689
Media - 0.5%
Daiichikosho Co. Ltd.	19,400	542,709
Tohokushinsha Film Corp.	209,700	1,961,855
		2,504,564
Multiline Retail - 1.3%
Marui Group Co. Ltd.	696,200	6,790,634
Specialty Retail - 1.2%
Arc Land Sakamoto Co. Ltd.	121,200	1,885,278
K's Denki Corp.	131,500	4,485,854
		6,371,132
Textiles, Apparel & Luxury Goods - 1.9%
Onward Holdings Co. Ltd.	1,118,000	10,116,923
TOTAL CONSUMER DISCRETIONARY		142,665,368
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.2%
Seven & i Holdings Co., Ltd.	261,600	9,885,813
Valor Co. Ltd.	106,800	1,774,728
		11,660,541
FINANCIALS - 20.1%
Commercial Banks - 12.9%
Aozora Bank Ltd.	1,037,000	3,209,182
Mitsubishi UFJ Financial Group, Inc.	4,155,600	25,777,214
Mizuho Financial Group, Inc.	7,133,600	14,836,604
Sumitomo Mitsui Financial Group, Inc.	526,700	24,062,930
		67,885,930

	Shares	Value
Consumer Finance - 1.4%
ACOM Co. Ltd. (a)	71,420	$ 2,202,925
AEON Financial Service Co. Ltd. (d)	181,100	5,284,472
		7,487,397
Insurance - 3.1%
MS&AD Insurance Group Holdings, Inc.	612,800	15,909,892
Real Estate Investment Trusts - 0.6%
Frontier Real Estate Investment Corp.	172	1,463,344
Japan Logistics Fund, Inc.	187	1,661,628
		3,124,972
Real Estate Management & Development - 2.1%
Nomura Real Estate Holdings, Inc.	478,600	11,159,675
TOTAL FINANCIALS		105,567,866
HEALTH CARE - 8.1%
Biotechnology - 0.0%
PeptiDream, Inc. (a)	1,500	117,046
Health Care Equipment & Supplies - 2.9%
ASAHI INTECC Co. Ltd.	45,400	2,397,283
Nihon Kohden Corp.	51,100	2,150,260
Terumo Corp.	215,900	10,948,253
		15,495,796
Health Care Providers & Services - 1.0%
Message Co. Ltd. (d)	2,043	5,016,211
Pharmaceuticals - 4.2%
Astellas Pharma, Inc.	161,000	8,632,928
Nippon Shinyaku Co. Ltd.	197,000	3,358,115
Takeda Pharmaceutical Co. Ltd.	227,500	10,165,585
		22,156,628
TOTAL HEALTH CARE		42,785,681
INDUSTRIALS - 13.5%
Commercial Services & Supplies - 0.3%
Moshi Moshi Hotline, Inc.	123,100	1,536,393
Construction & Engineering - 0.4%
Toyo Engineering Corp.	434,000	2,007,987
Electrical Equipment - 5.6%
Fujikura Ltd.	898,000	3,283,464
Mitsubishi Electric Corp.	1,331,000	12,955,193
Nidec Corp. (d)	160,700	13,197,808
		29,436,465
Industrial Conglomerates - 2.4%
Toshiba Corp.	2,908,000	12,622,816
Machinery - 3.5%
Kubota Corp.	345,000	5,022,313
Makita Corp.	91,300	4,765,019
NSK Ltd.	436,000	4,087,917
Sumitomo Heavy Industries Ltd.	986,000	4,592,135
		18,467,384
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
Hitachi Transport System Ltd.	130,800	$ 1,879,640
Trading Companies & Distributors - 0.9%
Sumitomo Corp.	356,700	4,779,802
TOTAL INDUSTRIALS		70,730,487
INFORMATION TECHNOLOGY - 10.9%
Computers & Peripherals - 0.3%
Wacom Co. Ltd.	191,600	1,549,864
Electronic Equipment & Components - 7.4%
Azbil Corp.	205,800	4,420,359
ESPEC Corp.	120,700	924,574
Hamamatsu Photonics K.K.	155,600	5,411,276
Hitachi High-Technologies Corp.	144,500	3,161,260
Horiba Ltd.	264,700	9,678,541
Nichicon Corp.	225,200	2,263,270
Shimadzu Corp.	1,656,000	13,074,129
		38,933,409
IT Services - 2.7%
Fujitsu Ltd.	2,583,000	9,919,395
Otsuka Corp.	35,100	3,972,097
		13,891,492
Semiconductors & Semiconductor Equipment - 0.5%
NuFlare Technology, Inc. (d)	214	2,686,202
TOTAL INFORMATION TECHNOLOGY		57,060,967
MATERIALS - 12.2%
Chemicals - 10.0%
Asahi Kasei Corp.	1,716,000	10,883,832
Hitachi Chemical Co. Ltd.	363,700	6,132,864
Nihon Nohyaku Co. Ltd.	299,000	2,974,425
Nippon Shokubai Co. Ltd.	487,000	5,043,591
Nitto Denko Corp.	112,200	6,337,105
Toray Industries, Inc.	2,885,000	18,416,147
Zeon Corp.	269,000	2,926,003
		52,713,967
Metals & Mining - 2.2%
Nippon Steel & Sumitomo Metal Corp.	3,652,000	10,630,374
Pacific Metals Co. Ltd.	210,000	937,289
		11,567,663
TOTAL MATERIALS		64,281,630

	Shares	Value
TELECOMMUNICATION SERVICES - 4.2%
Wireless Telecommunication Services - 4.2%
KDDI Corp.	294,500	$ 16,272,546
NTT DoCoMo, Inc.	3,736	5,690,223
		21,962,769
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Electric Power Development Co. Ltd.	72,800	2,412,787
TOTAL COMMON STOCKS (Cost $514,065,121)		519,128,096
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.11% (b)	5,735,164	5,735,164
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,417,697	19,417,697
TOTAL MONEY MARKET FUNDS (Cost $25,152,861)		25,152,861
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $539,217,982)		544,280,957
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(19,268,026)
NET ASSETS - 100%		$ 525,012,931
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,223
Fidelity Securities Lending Cash Central Fund	77,806
Total	$ 92,029
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,665,368	$ 58,110,606	$ 84,554,762	$ -
Consumer Staples	11,660,541	11,660,541	-	-
Financials	105,567,866	40,891,118	64,676,748	-
Health Care	42,785,681	42,785,681	-	-
Industrials	70,730,487	52,510,366	18,220,121	-
Information Technology	57,060,967	57,060,967	-	-
Materials	64,281,630	64,281,630	-	-
Telecommunication Services	21,962,769	16,272,546	5,690,223	-
Utilities	2,412,787	2,412,787	-	-
Money Market Funds	25,152,861	25,152,861	-	-
Total Investments in Securities:	$ 544,280,957	$ 371,139,103	$ 173,141,854	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 16,222,798
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $545,425,893. Net unrealized depreciation aggregated $1,144,936, of which $51,187,978 related to appreciated investment securities and $52,332,914 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

July 31, 2013

1.804854.109

JPN-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 27.2%
Auto Components - 5.0%
Bridgestone Corp.	427,100	$ 15,180,349
Calsonic Kansei Corp.	898,000	4,723,419
DENSO Corp.	135,400	6,167,746
		26,071,514
Automobiles - 14.8%
Honda Motor Co. Ltd.	516,900	19,146,533
Nissan Motor Co. Ltd.	1,904,700	19,889,233
Toyota Motor Corp.	632,200	38,469,806
		77,505,572
Hotels, Restaurants & Leisure - 0.5%
St. Marc Holdings Co. Ltd.	29,400	1,375,263
Toridoll.Corporation	140,100	1,448,077
		2,823,340
Household Durables - 2.0%
Fujitsu General Ltd.	299,000	3,432,499
Panasonic Corp. (a)	794,600	7,049,190
		10,481,689
Media - 0.5%
Daiichikosho Co. Ltd.	19,400	542,709
Tohokushinsha Film Corp.	209,700	1,961,855
		2,504,564
Multiline Retail - 1.3%
Marui Group Co. Ltd.	696,200	6,790,634
Specialty Retail - 1.2%
Arc Land Sakamoto Co. Ltd.	121,200	1,885,278
K's Denki Corp.	131,500	4,485,854
		6,371,132
Textiles, Apparel & Luxury Goods - 1.9%
Onward Holdings Co. Ltd.	1,118,000	10,116,923
TOTAL CONSUMER DISCRETIONARY		142,665,368
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.2%
Seven & i Holdings Co., Ltd.	261,600	9,885,813
Valor Co. Ltd.	106,800	1,774,728
		11,660,541
FINANCIALS - 20.1%
Commercial Banks - 12.9%
Aozora Bank Ltd.	1,037,000	3,209,182
Mitsubishi UFJ Financial Group, Inc.	4,155,600	25,777,214
Mizuho Financial Group, Inc.	7,133,600	14,836,604
Sumitomo Mitsui Financial Group, Inc.	526,700	24,062,930
		67,885,930

	Shares	Value
Consumer Finance - 1.4%
ACOM Co. Ltd. (a)	71,420	$ 2,202,925
AEON Financial Service Co. Ltd. (d)	181,100	5,284,472
		7,487,397
Insurance - 3.1%
MS&AD Insurance Group Holdings, Inc.	612,800	15,909,892
Real Estate Investment Trusts - 0.6%
Frontier Real Estate Investment Corp.	172	1,463,344
Japan Logistics Fund, Inc.	187	1,661,628
		3,124,972
Real Estate Management & Development - 2.1%
Nomura Real Estate Holdings, Inc.	478,600	11,159,675
TOTAL FINANCIALS		105,567,866
HEALTH CARE - 8.1%
Biotechnology - 0.0%
PeptiDream, Inc. (a)	1,500	117,046
Health Care Equipment & Supplies - 2.9%
ASAHI INTECC Co. Ltd.	45,400	2,397,283
Nihon Kohden Corp.	51,100	2,150,260
Terumo Corp.	215,900	10,948,253
		15,495,796
Health Care Providers & Services - 1.0%
Message Co. Ltd. (d)	2,043	5,016,211
Pharmaceuticals - 4.2%
Astellas Pharma, Inc.	161,000	8,632,928
Nippon Shinyaku Co. Ltd.	197,000	3,358,115
Takeda Pharmaceutical Co. Ltd.	227,500	10,165,585
		22,156,628
TOTAL HEALTH CARE		42,785,681
INDUSTRIALS - 13.5%
Commercial Services & Supplies - 0.3%
Moshi Moshi Hotline, Inc.	123,100	1,536,393
Construction & Engineering - 0.4%
Toyo Engineering Corp.	434,000	2,007,987
Electrical Equipment - 5.6%
Fujikura Ltd.	898,000	3,283,464
Mitsubishi Electric Corp.	1,331,000	12,955,193
Nidec Corp. (d)	160,700	13,197,808
		29,436,465
Industrial Conglomerates - 2.4%
Toshiba Corp.	2,908,000	12,622,816
Machinery - 3.5%
Kubota Corp.	345,000	5,022,313
Makita Corp.	91,300	4,765,019
NSK Ltd.	436,000	4,087,917
Sumitomo Heavy Industries Ltd.	986,000	4,592,135
		18,467,384
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
Hitachi Transport System Ltd.	130,800	$ 1,879,640
Trading Companies & Distributors - 0.9%
Sumitomo Corp.	356,700	4,779,802
TOTAL INDUSTRIALS		70,730,487
INFORMATION TECHNOLOGY - 10.9%
Computers & Peripherals - 0.3%
Wacom Co. Ltd.	191,600	1,549,864
Electronic Equipment & Components - 7.4%
Azbil Corp.	205,800	4,420,359
ESPEC Corp.	120,700	924,574
Hamamatsu Photonics K.K.	155,600	5,411,276
Hitachi High-Technologies Corp.	144,500	3,161,260
Horiba Ltd.	264,700	9,678,541
Nichicon Corp.	225,200	2,263,270
Shimadzu Corp.	1,656,000	13,074,129
		38,933,409
IT Services - 2.7%
Fujitsu Ltd.	2,583,000	9,919,395
Otsuka Corp.	35,100	3,972,097
		13,891,492
Semiconductors & Semiconductor Equipment - 0.5%
NuFlare Technology, Inc. (d)	214	2,686,202
TOTAL INFORMATION TECHNOLOGY		57,060,967
MATERIALS - 12.2%
Chemicals - 10.0%
Asahi Kasei Corp.	1,716,000	10,883,832
Hitachi Chemical Co. Ltd.	363,700	6,132,864
Nihon Nohyaku Co. Ltd.	299,000	2,974,425
Nippon Shokubai Co. Ltd.	487,000	5,043,591
Nitto Denko Corp.	112,200	6,337,105
Toray Industries, Inc.	2,885,000	18,416,147
Zeon Corp.	269,000	2,926,003
		52,713,967
Metals & Mining - 2.2%
Nippon Steel & Sumitomo Metal Corp.	3,652,000	10,630,374
Pacific Metals Co. Ltd.	210,000	937,289
		11,567,663
TOTAL MATERIALS		64,281,630

	Shares	Value
TELECOMMUNICATION SERVICES - 4.2%
Wireless Telecommunication Services - 4.2%
KDDI Corp.	294,500	$ 16,272,546
NTT DoCoMo, Inc.	3,736	5,690,223
		21,962,769
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Electric Power Development Co. Ltd.	72,800	2,412,787
TOTAL COMMON STOCKS (Cost $514,065,121)		519,128,096
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.11% (b)	5,735,164	5,735,164
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,417,697	19,417,697
TOTAL MONEY MARKET FUNDS (Cost $25,152,861)		25,152,861
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $539,217,982)		544,280,957
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(19,268,026)
NET ASSETS - 100%		$ 525,012,931
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,223
Fidelity Securities Lending Cash Central Fund	77,806
Total	$ 92,029
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,665,368	$ 58,110,606	$ 84,554,762	$ -
Consumer Staples	11,660,541	11,660,541	-	-
Financials	105,567,866	40,891,118	64,676,748	-
Health Care	42,785,681	42,785,681	-	-
Industrials	70,730,487	52,510,366	18,220,121	-
Information Technology	57,060,967	57,060,967	-	-
Materials	64,281,630	64,281,630	-	-
Telecommunication Services	21,962,769	16,272,546	5,690,223	-
Utilities	2,412,787	2,412,787	-	-
Money Market Funds	25,152,861	25,152,861	-	-
Total Investments in Securities:	$ 544,280,957	$ 371,139,103	$ 173,141,854	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 16,222,798
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $545,425,893. Net unrealized depreciation aggregated $1,144,936, of which $51,187,978 related to appreciated investment securities and $52,332,914 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Asia Fund

July 31, 2013

1.804844.109

SEA-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 0.1%
Fortescue Metals Group Ltd.	377,732	$ 1,242,659
Bermuda - 1.9%
BW Offshore Ltd.	852,700	1,125,782
Cafe de Coral Holdings Ltd.	990,000	3,216,772
CSI Properties Ltd.	26,860,000	1,108,257
Genting Hong Kong Ltd. (a)	1,921,000	845,240
Great Eagle Holdings Ltd.	1,575,000	5,970,525
Hongkong Land Holdings Ltd.	612,000	4,143,240
Jardine Matheson Holdings Ltd.	19,200	1,050,816
Luk Fook Holdings International Ltd.	274,000	766,646
Mandarin Oriental International Ltd.	179,000	284,610
Orient Overseas International Ltd.	247,000	1,371,054
Oriental Watch Holdings Ltd.	5,018,000	1,533,429
TOTAL BERMUDA		21,416,371
Cayman Islands - 10.4%
AAC Acoustic Technology Holdings, Inc.	476,500	2,217,965
Baidu.com, Inc. sponsored ADR (a)	46,800	6,192,108
Baoxin Auto Group Ltd.	2,546,500	1,871,557
Bitauto Holdings Ltd. ADR (a)	16,103	193,880
Chailease Holding Co. Ltd.	551,000	1,318,947
China Mengniu Dairy Co. Ltd.	1,159,000	4,640,125
China Resources Cement Holdings Ltd.	3,342,000	1,809,841
China Sanjiang Fine Chemicals	3,579,000	1,767,442
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	483,000	123,310
Cimc Enric Holdings Ltd.	622,000	788,367
Country Garden Holdings Co. Ltd.	8,740,000	4,935,943
Ctrip.com International Ltd. sponsored ADR (a)	71,600	2,622,708
ENN Energy Holdings Ltd.	308,000	1,705,684
Greatview Aseptic Pack Co. Ltd.	1,039,000	625,629
Greentown China Holdings Ltd.	875,500	1,738,447
Haitian International Holdings Ltd.	1,640,000	2,770,127
Hengan International Group Co. Ltd.	940,000	10,326,474
Ju Teng International Holdings Ltd.	3,326,000	1,616,770
Kingsoft Corp. Ltd.	623,000	1,073,196
KWG Property Holding Ltd.	5,266,000	3,021,520
Lee & Man Paper Manufacturing Ltd.	6,582,000	4,285,819
Lifestyle International Holdings Ltd.	2,020,000	4,808,035
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	208,700	5,192,456
Pactera Technology International Ltd. ADR	63,614	426,214
SINA Corp. (a)	9,000	620,730
SouFun Holdings Ltd. ADR	72,200	2,509,672
Springland International Holdings Ltd.	13,822,000	7,146,606
SPT Energy Group, Inc.	1,568,000	932,034
Tencent Holdings Ltd.	716,200	32,487,385
TPK Holding Co. Ltd.	305,000	3,584,347
Value Partners Group Ltd.	1,536,000	851,617

	Shares	Value
Wynn Macau Ltd.	1,232,000	$ 3,494,765
Zhen Ding Technology Holding Ltd.	200,550	451,981
TOTAL CAYMAN ISLANDS		118,151,701
China - 13.6%
Angang Steel Co. Ltd. (H Shares) (a)	4,996,000	2,769,973
China BlueChemical Ltd. (H Shares)	2,696,000	1,244,479
China Communications Construction Co. Ltd. (H Shares)	4,992,000	3,816,927
China Communications Services Corp. Ltd. (H Shares)	10,644,000	6,917,035
China Construction Bank Corp. (H Shares)	35,143,000	26,236,264
China Eastern Airlines Corp. Ltd. (H Shares) (a)	2,084,000	639,528
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,430,000	3,613,273
China Merchants Bank Co. Ltd. (H Shares)	3,906,000	6,567,415
China Pacific Insurance Group Co. Ltd. (H Shares)	2,319,600	7,761,311
China Railway Construction Corp. Ltd. (H Shares)	5,516,000	5,611,589
China Railway Group Ltd. (H Shares)	8,372,000	4,501,423
China Shenhua Energy Co. Ltd. (H Shares)	3,305,000	9,545,619
China Suntien Green Energy Corp. Ltd. (H Shares)	11,634,000	4,215,217
Great Wall Motor Co. Ltd. (H Shares)	1,604,500	7,489,156
Guangzhou R&F Properties Co. Ltd. (H Shares)	2,322,800	3,611,967
Harbin Power Equipment Co. Ltd. (H Shares)	3,204,000	1,970,586
Huaneng Power International, Inc. (H Shares)	5,182,000	5,403,829
Industrial & Commercial Bank of China Ltd. (H Shares)	29,741,000	19,557,365
Maanshan Iron & Steel Ltd. (H Shares) (a)	4,786,000	1,135,469
PetroChina Co. Ltd. (H Shares)	16,588,000	19,376,825
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,526,500	9,880,641
Sinotrans Ltd. (H Shares)	13,105,000	2,467,030
TOTAL CHINA		154,332,921
Hong Kong - 13.7%
AIA Group Ltd.	7,579,000	35,913,179
Champion (REIT)	5,482,000	2,410,338
China Mobile Ltd.	3,420,500	36,387,146
China Pharmaceutical Group Ltd.	2,112,000	1,111,063
China Resources Power Holdings Co. Ltd.	3,662,000	8,527,479
City Telecom (HK) Ltd. (CTI)	4,592,000	1,456,537
Dah Chong Hong Holdings Ltd.	2,441,000	1,847,526
Dah Sing Banking Group Ltd.	717,200	832,276
Fosun International Ltd.	2,724,500	2,065,612
Galaxy Entertainment Group Ltd. (a)	2,251,000	11,856,381
Hysan Development Co. Ltd.	1,413,000	6,003,191
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Lenovo Group Ltd.	4,708,000	$ 4,291,810
Magnificent Estates Ltd.	5,808,000	269,596
Melco International Development Ltd.	2,185,000	4,406,287
New World Development Co. Ltd.	3,441,053	5,031,402
New World Development Co. Ltd. rights (a)	45,138	0
PCCW Ltd.	13,634,000	6,205,583
Singamas Container Holdings Ltd.	7,926,000	1,706,692
SinoMedia Holding Ltd.	644,000	569,632
Vitasoy International Holdings Ltd.	2,648,000	3,243,592
Wharf Holdings Ltd.	1,270,000	10,930,489
Wheelock and Co. Ltd.	1,036,000	5,396,668
Wing Hang Bank Ltd.	558,000	5,173,062
TOTAL HONG KONG		155,635,541
India - 5.3%
Apollo Tyres Ltd.	1,283,836	1,419,804
Axis Bank Ltd.	158,041	2,686,736
Bharat Heavy Electricals Ltd.	1,174,000	3,053,885
Coal India Ltd.	779,948	3,608,485
Cox & Kings India Ltd.	520,737	853,134
Dena Bank	700,608	621,131
Hathway Cable & Datacom Ltd. (a)	496,724	2,226,708
Havells India Ltd.	67,524	675,129
HCL Infosystems Ltd. (a)	1,194,352	584,861
HDFC Bank Ltd.	1,022,112	10,245,622
Housing Development Finance Corp. Ltd.	967,158	12,721,413
IL&FS Transportation Networks Ltd.	101,215	200,168
Mahindra & Mahindra Financial Services Ltd.	520,505	1,998,455
Maruti Suzuki India Ltd.	153,790	3,359,307
McLeod Russel India Ltd.	461,623	2,173,281
MindTree Consulting Ltd.	109,961	1,734,025
MRF Ltd.	3,793	823,824
Muthoot Finance Ltd. (a)	484,741	607,768
NIIT Technologies Ltd.	251,348	992,092
NTPC Ltd.	1,782,832	3,829,038
Shriram City Union Finance Ltd.	116,415	1,779,081
Sintex Industries Ltd. (a)	995,561	430,256
Tata Chemicals Ltd.	116,502	494,495
United Phosphorous Ltd.	1,019,892	2,134,307
Zydus Wellness Ltd.	30,317	303,643
TOTAL INDIA		59,556,648
Indonesia - 4.0%
PT ACE Hardware Indonesia Tbk	17,735,000	1,242,443
PT Bank Negara Indonesia (Persero) Tbk	5,389,000	2,241,595
PT Bank Rakyat Indonesia Tbk	17,245,000	13,842,993
PT BISI International Tbk	6,945,000	418,964
PT Express Transindo Utama Tbk	4,144,000	637,074
PT Kalbe Farma Tbk	30,709,500	4,272,889
PT Lippo Karawaci Tbk	7,625,500	949,710

	Shares	Value
PT Pembangunan Perumahan Persero Tbk	26,243,000	$ 3,625,890
PT Semen Gresik (Persero) Tbk	2,534,500	3,748,424
PT Surya Semesta Internusa Tbk	4,293,000	392,646
PT Telkomunikasi Indonesia Tbk Series B	10,510,500	12,159,481
PT Tempo Scan Pacific Tbk	3,462,000	1,381,096
TOTAL INDONESIA		44,913,205
Japan - 0.3%
Fuji Media Holdings, Inc.	612	1,108,238
Suzuki Motor Corp.	107,900	2,590,878
TOTAL JAPAN		3,699,116
Korea (South) - 17.1%
Chong Kun Dang Pharmaceutical Corp.	37,927	2,372,757
CJ CGV Co. Ltd.	27,800	1,187,505
CJ Corp.	66,292	6,754,856
CJ Home Shopping	3,846	1,252,679
Daesang Corp.	29,890	937,637
DGB Financial Group Co. Ltd.	664,340	9,961,846
Hotel Shilla Co.	69,080	4,088,119
Hyundai Motor Co.	109,164	22,586,654
Hyundai Steel Co.	63,185	3,846,091
Korea Electric Power Corp. (a)	230,330	5,878,485
Korea Investment Holdings Co. Ltd.	38,980	1,408,372
LG Home Shopping, Inc.	4,127	911,561
LG International Corp.	176,399	4,827,149
LG Telecom Ltd. (a)	459,640	5,603,868
Lotte Samkang Co. Ltd.	12,353	6,573,901
NHN Corp.	34,654	9,051,300
POSCO	52,407	15,048,426
Samsung Electronics Co. Ltd.	51,029	58,126,818
Samsung Heavy Industries Co. Ltd.	335,650	11,933,091
Samsung Techwin Co. Ltd.	40,536	2,539,587
SBS Contents Hub Co. Ltd.	48,411	609,607
Shinhan Financial Group Co. Ltd.	303,610	11,064,527
SK Telecom Co. Ltd.	24,604	4,819,504
Soulbrain Co. Ltd.	77,732	3,157,840
TOTAL KOREA (SOUTH)		194,542,180
Malaysia - 4.0%
British American Tobacco (Malaysia) Bhd	123,900	2,339,464
Bumiputra-Commerce Holdings Bhd	5,632,200	13,653,292
DiGi.com Bhd	275,800	395,032
Glomac Bhd	6,202,100	2,292,475
Malayan Banking Bhd	2,785,900	8,804,354
Malaysian Plantations Bhd	2,269,400	3,746,799
Tenaga Nasional Bhd	2,508,900	6,870,205
TIME dotCom Bhd	1,149,500	1,324,235
UMW Holdings Bhd	667,400	2,849,273
YTL Corp. Bhd	6,337,400	3,259,959
TOTAL MALAYSIA		45,535,088
Papua New Guinea - 0.2%
Oil Search Ltd. ADR	273,423	1,990,707
Common Stocks - continued
	Shares	Value
Philippines - 1.3%
Cebu Air, Inc.	996,000	$ 1,440,704
Holcim Philippines, Inc.	399,400	124,462
Manila Water Co., Inc.	8,109,800	6,075,351
PUREGOLD Price Club, Inc.	2,699,400	2,544,084
Security Bank Corp.	1,226,330	4,064,247
Vista Land & Lifescapes, Inc.	5,386,700	712,854
TOTAL PHILIPPINES		14,961,702
Singapore - 6.7%
Ascendas Real Estate Investment Trust	4,427,000	8,012,039
Ezion Holdings Ltd.	411,000	717,960
First Resources Ltd.	1,311,000	1,733,076
Keppel Corp. Ltd.	1,783,000	14,521,029
Mapletree Industrial (REIT)	6,058,496	6,435,826
Mapletree Logistics Trust (REIT)	4,553,816	3,816,197
Singapore Airport Terminal Service Ltd.	552,000	1,442,058
Singapore Post Ltd.	1,373,000	1,420,699
StarHub Ltd.	1,560,000	5,401,109
United Overseas Bank Ltd.	1,003,000	16,936,995
UOL Group Ltd.	1,663,000	9,133,840
Wing Tai Holdings Ltd.	1,882,000	3,154,314
Yanlord Land Group Ltd.	3,322,000	3,228,288
TOTAL SINGAPORE		75,953,430
Taiwan - 11.3%
Catcher Technology Co. Ltd.	1,107,000	4,797,800
Chicony Electronics Co. Ltd.	2,107,955	5,045,880
Chinatrust Financial Holding Co. Ltd.	17,545,471	11,581,941
Chipbond Technology Corp.	1,693,000	3,736,509
ECLAT Textile Co. Ltd.	167,000	1,286,114
Far EasTone Telecommunications Co. Ltd.	1,389,000	3,537,910
Fubon Financial Holding Co. Ltd.	8,309,000	11,662,240
LITE-ON Technology Corp.	3,042,000	5,172,262
MediaTek, Inc.	903,000	10,837,806
PChome Online, Inc.	290,000	1,653,276
Pegatron Corp. (a)	1,526,000	2,253,769
Sinopac Holdings Co.	6,992,000	3,519,893
Taishin Financial Holdings Co. Ltd.	15,064,000	7,005,928
Taiwan Hon Chuan Enterprise Co. Ltd.	547,000	1,214,542
Taiwan Semiconductor Manufacturing Co. Ltd.	13,516,192	45,951,340
Unified-President Enterprises Corp.	3,814,030	7,781,918
Wowprime Corp.	55,000	756,376
TOTAL TAIWAN		127,795,504
Thailand - 7.7%
Advanced Info Service PCL (For. Reg.)	1,272,600	11,580,172
Airports of Thailand PCL (For. Reg.)	1,020,700	5,800,913
Amata Corp. PCL (For. Reg.)	3,598,900	1,941,935
Banpu PCL NVDR unit	164,900	1,216,216
Delta Electronics PCL (For. Reg.)	966,800	1,381,363

	Shares	Value
Kasikornbank PCL:
NVDR	225,600	$ 1,314,559
(For. Reg.)	1,916,500	11,442,704
Minor International PCL (For. Reg.)	1,206,400	885,926
Preuksa Real Estate PCL (For. Reg.)	5,515,700	3,310,829
PTT Global Chemical PCL (For. Reg.)	2,556,638	5,387,551
PTT PCL (For. Reg.)	1,314,300	13,889,952
Siam Cement PCL NVDR unit	668,300	9,772,714
Siam Commercial Bank PCL (For. Reg.)	2,189,000	11,077,794
Thai Beverage PCL	14,650,000	6,224,968
Thai Union Frozen Products PCL (For. Reg.)	1,037,800	1,863,865
Toyo-Thai Corp. PCL NVDR	120,100	121,749
TOTAL THAILAND		87,213,210
United Kingdom - 0.5%
HSBC Holdings PLC (Hong Kong)	491,489	5,561,975
United States of America - 0.5%
China Natural Gas, Inc. (a)	84,700	50,820
Las Vegas Sands Corp.	107,600	5,979,332
TOTAL UNITED STATES OF AMERICA		6,030,152
TOTAL COMMON STOCKS (Cost $1,082,880,368)		1,118,532,110
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.11% (b)	6,965,306	6,965,306
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,605,700	3,605,700
TOTAL MONEY MARKET FUNDS (Cost $10,571,006)		10,571,006
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,093,451,374)		1,129,103,116
NET OTHER ASSETS (LIABILITIES) - 0.5%		6,015,205
NET ASSETS - 100%		$ 1,135,118,321
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,634
Fidelity Securities Lending Cash Central Fund	13,177
Total	$ 36,811
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 115,085,814	$ 111,726,507	$ 3,359,307	$ -
Consumer Staples	51,104,992	51,104,992	-	-
Energy	56,742,107	37,365,282	19,376,825	-
Financials	390,934,631	363,441,376	27,493,255	-
Health Care	9,137,805	9,137,805	-	-
Industrials	86,511,022	86,511,022	-	-
Information Technology	207,594,766	152,592,126	45,951,340	9,051,300
Materials	61,875,775	46,827,349	15,048,426	-
Telecommunication Services	94,331,075	40,964,944	53,366,131	-
Utilities	45,214,123	33,931,809	11,282,314	-
Money Market Funds	10,571,006	10,571,006	-	-
Total Investments in Securities:	$ 1,129,103,116	$ 944,174,218	$ 175,877,598	$ 9,051,300
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,097,768,816. Net unrealized appreciation aggregated $31,334,300, of which $117,731,873 related to appreciated investment securities and $86,397,573 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861466.105

AHKC-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 25.5%
Automobiles - 4.4%
Chongqing Changan Automobile Co. Ltd. (B Shares)	28,113,686	$ 31,827,088
Geely Automobile Holdings Ltd.	15,170,000	6,337,459
Great Wall Motor Co. Ltd. (H Shares)	1,600,000	7,468,152
Guangzhou Automobile Group Co. Ltd. (H Shares)	12,000,000	11,650,936
		57,283,635
Hotels, Restaurants & Leisure - 7.1%
Galaxy Entertainment Group Ltd. (a)	3,951,000	20,810,556
Hotel Shilla Co.	132,714	7,853,946
Melco International Development Ltd.	7,009,000	14,134,401
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	403,400	10,036,592
Sands China Ltd.	4,291,800	23,214,324
Wynn Macau Ltd.	6,210,800	17,617,928
		93,667,747
Household Durables - 2.8%
Skyworth Digital Holdings Ltd.	20,416,000	10,424,385
Techtronic Industries Co. Ltd.	10,728,000	26,254,247
		36,678,632
Internet & Catalog Retail - 1.8%
Ctrip.com International Ltd. sponsored ADR (a)(d)	630,916	23,110,453
Leisure Equipment & Products - 1.1%
Goodbaby International Holdings Ltd. (d)	16,000,000	6,127,186
Merida Industry Co. Ltd.	1,309,450	8,731,122
		14,858,308
Media - 1.5%
ChinaVision Media Group Ltd. (a)	110,780,000	6,784,839
Fuji Media Holdings, Inc.	3,500	6,337,963
SinoMedia Holding Ltd.	8,000,000	7,076,177
		20,198,979
Multiline Retail - 1.7%
Lifestyle International Holdings Ltd.	3,953,500	9,410,182
Springland International Holdings Ltd.	25,897,000	13,389,934
		22,800,116
Specialty Retail - 1.7%
Baoxin Auto Group Ltd. (d)	16,994,000	12,489,788
Chow Tai Fook Jewellery Group Ltd.	2,386,200	3,042,900
Oriental Watch Holdings Ltd.	20,482,000	6,259,005
		21,791,693
Textiles, Apparel & Luxury Goods - 3.4%
ECLAT Textile Co. Ltd.	1,457,000	11,220,770

	Shares	Value
Prada SpA	2,899,200	$ 27,064,583
Shenzhou International Group Holdings Ltd.	2,046,000	5,790,616
		44,075,969
TOTAL CONSUMER DISCRETIONARY		334,465,532
CONSUMER STAPLES - 0.6%
Food Products - 0.6%
China Mengniu Dairy Co. Ltd.	2,000,000	8,007,117
ENERGY - 5.9%
Energy Equipment & Services - 1.4%
China Oilfield Services Ltd. (H Shares)	3,520,000	7,924,493
Hilong Holding Ltd.	5,400,000	3,161,071
SPT Energy Group, Inc.	11,460,000	6,811,929
		17,897,493
Oil, Gas & Consumable Fuels - 4.5%
PetroChina Co. Ltd. (H Shares)	22,300,000	26,049,144
Sinopec Kantons Holdings Ltd. (d)	36,108,000	32,916,030
		58,965,174
TOTAL ENERGY		76,862,667
FINANCIALS - 25.6%
Capital Markets - 0.1%
Wuliangye Yibin Co. Ltd.(UBS Warrant Programme) warrants 4/18/14 (a)	345,100	1,067,018
Commercial Banks - 11.1%
BOC Hong Kong (Holdings) Ltd.	8,252,000	25,908,531
China Construction Bank Corp. (H Shares)	69,778,000	52,093,277
Industrial & Commercial Bank of China Ltd. (H Shares)	84,318,000	55,446,619
Wing Hang Bank Ltd.	904,500	8,385,367
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 8/20/13 (a)	1,351,900	4,179,952
		146,013,746
Insurance - 7.5%
AIA Group Ltd.	14,982,600	70,995,223
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	26,765,078
		97,760,301
Real Estate Investment Trusts - 0.5%
Champion (REIT)	15,000,000	6,595,234
Real Estate Management & Development - 6.4%
CSI Properties Ltd.	194,430,000	8,022,281
Great Eagle Holdings Ltd.	2,150,000	8,150,240
Greentown China Holdings Ltd.	4,400,000	8,736,913
Hopson Development Holdings Ltd. (a)	17,266,000	20,192,199
New World Development Co. Ltd. rights (a)	80,400	0
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Shimao Property Holdings Ltd.	3,908,500	$ 8,234,681
SPG Land (Holdings) Ltd.	15,000,000	13,906,081
Sun Hung Kai Properties Ltd.	1,282,000	17,108,541
		84,350,936
TOTAL FINANCIALS		335,787,235
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.4%
Pacific Hospital Supply Co. Ltd.	1,300,000	4,680,780
Pharmaceuticals - 1.9%
China Pharmaceutical Group Ltd.	26,500,000	13,940,894
Lee's Pharmaceutical Holdings Ltd.	3,205,000	2,640,666
Tong Ren Tang Technologies Co. Ltd. (H Shares)	2,376,000	8,271,700
		24,853,260
TOTAL HEALTH CARE		29,534,040
INDUSTRIALS - 5.3%
Commercial Services & Supplies - 0.7%
Cleanaway Co. Ltd.	1,409,000	9,300,950
Construction & Engineering - 1.3%
China State Construction International Holdings Ltd.	10,482,000	16,705,029
Machinery - 1.2%
Cimc Enric Holdings Ltd.	12,400,000	15,716,643
Marine - 1.7%
China Shipping Development Co. Ltd. (H Shares) (a)	31,444,000	13,703,739
Orient Overseas International Ltd.	1,506,500	8,362,322
		22,066,061
Transportation Infrastructure - 0.4%
Airports of Thailand PCL (For. Reg.)	1,041,000	5,916,283
TOTAL INDUSTRIALS		69,704,966
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 1.0%
KMC Kuei Meng International, Inc. (a)	3,000,000	13,202,200
Computers & Peripherals - 2.9%
Advantech Co. Ltd.	2,854,000	13,796,633
Lenovo Group Ltd.	18,902,000	17,231,051
LITE-ON Technology Corp.	4,124,000	7,011,969
		38,039,653
Electronic Equipment & Components - 0.2%
Tong Hsing Electronics Industries Ltd.	666,000	3,241,740

	Shares	Value
Internet Software & Services - 7.0%
Baidu.com, Inc. sponsored ADR (a)	30,000	$ 3,969,300
SINA Corp. (a)	40,000	2,758,800
Tencent Holdings Ltd.	1,677,200	76,079,086
Yahoo!, Inc. (a)	300,000	8,427,000
		91,234,186
Semiconductors & Semiconductor Equipment - 9.1%
Chipbond Technology Corp.	6,011,000	13,266,484
Inotera Memories, Inc. (a)	16,657,000	6,247,416
MediaTek, Inc.	816,000	9,793,632
Novatek Microelectronics Corp.	2,674,000	11,812,135
Taiwan Semiconductor Manufacturing Co. Ltd.	22,911,796	77,893,816
		119,013,483
TOTAL INFORMATION TECHNOLOGY		264,731,262
MATERIALS - 7.6%
Chemicals - 0.6%
Taiwan Fertilizer Co. Ltd.	3,015,000	7,367,878
Construction Materials - 2.9%
Anhui Conch Cement Co. Ltd. (H Shares)	8,398,000	24,850,959
Asia Cement (China) Holdings Corp.	6,409,500	2,785,086
BBMG Corp. (H Shares)	16,845,000	10,599,257
		38,235,302
Containers & Packaging - 0.9%
Greatview Aseptic Pack Co. Ltd. (d)	19,157,000	11,535,302
Metals & Mining - 2.5%
Angang Steel Co. Ltd. (H Shares) (a)(d)	43,000,000	23,840,838
Maanshan Iron & Steel Ltd. (H Shares) (a)(d)	40,000,000	9,489,917
		33,330,755
Paper & Forest Products - 0.7%
Lee & Man Paper Manufacturing Ltd.	15,012,000	9,774,950
TOTAL MATERIALS		100,244,187
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Far EasTone Telecommunications Co. Ltd.	5,582,000	14,217,863
UTILITIES - 2.6%
Electric Utilities - 0.8%
Power Assets Holdings Ltd.	1,173,500	10,538,743
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.8%
China Longyuan Power Grid Corp. Ltd. (H Shares)	8,487,000	$ 8,940,480
Huadian Fuxin Energy Corp. Ltd.	43,672,000	14,021,259
		22,961,739
TOTAL UTILITIES		33,500,482
TOTAL COMMON STOCKS (Cost $1,032,711,717)		1,267,055,351
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.11% (b)	46,082,763	46,082,763
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,240,630	13,240,630
TOTAL MONEY MARKET FUNDS (Cost $59,323,393)		59,323,393
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,092,035,110)		1,326,378,744
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(15,496,756)
NET ASSETS - 100%		$ 1,310,881,988
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,651
Fidelity Securities Lending Cash Central Fund	30,238
Total	$ 73,889
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 334,465,532	$ 334,465,532	$ -	$ -
Consumer Staples	8,007,117	8,007,117	-	-
Energy	76,862,667	50,813,523	26,049,144	-
Financials	335,787,235	330,540,265	5,246,970	-
Health Care	29,534,040	29,534,040	-	-
Industrials	69,704,966	69,704,966	-	-
Information Technology	264,731,262	186,837,446	77,893,816	-
Materials	100,244,187	100,244,187	-	-
Telecommunication Services	14,217,863	14,217,863	-	-
Utilities	33,500,482	33,500,482	-	-
Money Market Funds	59,323,393	59,323,393	-	-
Total Investments in Securities:	$ 1,326,378,744	$ 1,217,188,814	$ 109,189,930	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,095,302,282. Net unrealized appreciation aggregated $231,076,462, of which $271,179,180 related to appreciated investment securities and $40,102,718 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

July 31, 2013

1.804836.109

HKC-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 25.5%
Automobiles - 4.4%
Chongqing Changan Automobile Co. Ltd. (B Shares)	28,113,686	$ 31,827,088
Geely Automobile Holdings Ltd.	15,170,000	6,337,459
Great Wall Motor Co. Ltd. (H Shares)	1,600,000	7,468,152
Guangzhou Automobile Group Co. Ltd. (H Shares)	12,000,000	11,650,936
		57,283,635
Hotels, Restaurants & Leisure - 7.1%
Galaxy Entertainment Group Ltd. (a)	3,951,000	20,810,556
Hotel Shilla Co.	132,714	7,853,946
Melco International Development Ltd.	7,009,000	14,134,401
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	403,400	10,036,592
Sands China Ltd.	4,291,800	23,214,324
Wynn Macau Ltd.	6,210,800	17,617,928
		93,667,747
Household Durables - 2.8%
Skyworth Digital Holdings Ltd.	20,416,000	10,424,385
Techtronic Industries Co. Ltd.	10,728,000	26,254,247
		36,678,632
Internet & Catalog Retail - 1.8%
Ctrip.com International Ltd. sponsored ADR (a)(d)	630,916	23,110,453
Leisure Equipment & Products - 1.1%
Goodbaby International Holdings Ltd. (d)	16,000,000	6,127,186
Merida Industry Co. Ltd.	1,309,450	8,731,122
		14,858,308
Media - 1.5%
ChinaVision Media Group Ltd. (a)	110,780,000	6,784,839
Fuji Media Holdings, Inc.	3,500	6,337,963
SinoMedia Holding Ltd.	8,000,000	7,076,177
		20,198,979
Multiline Retail - 1.7%
Lifestyle International Holdings Ltd.	3,953,500	9,410,182
Springland International Holdings Ltd.	25,897,000	13,389,934
		22,800,116
Specialty Retail - 1.7%
Baoxin Auto Group Ltd. (d)	16,994,000	12,489,788
Chow Tai Fook Jewellery Group Ltd.	2,386,200	3,042,900
Oriental Watch Holdings Ltd.	20,482,000	6,259,005
		21,791,693
Textiles, Apparel & Luxury Goods - 3.4%
ECLAT Textile Co. Ltd.	1,457,000	11,220,770

	Shares	Value
Prada SpA	2,899,200	$ 27,064,583
Shenzhou International Group Holdings Ltd.	2,046,000	5,790,616
		44,075,969
TOTAL CONSUMER DISCRETIONARY		334,465,532
CONSUMER STAPLES - 0.6%
Food Products - 0.6%
China Mengniu Dairy Co. Ltd.	2,000,000	8,007,117
ENERGY - 5.9%
Energy Equipment & Services - 1.4%
China Oilfield Services Ltd. (H Shares)	3,520,000	7,924,493
Hilong Holding Ltd.	5,400,000	3,161,071
SPT Energy Group, Inc.	11,460,000	6,811,929
		17,897,493
Oil, Gas & Consumable Fuels - 4.5%
PetroChina Co. Ltd. (H Shares)	22,300,000	26,049,144
Sinopec Kantons Holdings Ltd. (d)	36,108,000	32,916,030
		58,965,174
TOTAL ENERGY		76,862,667
FINANCIALS - 25.6%
Capital Markets - 0.1%
Wuliangye Yibin Co. Ltd.(UBS Warrant Programme) warrants 4/18/14 (a)	345,100	1,067,018
Commercial Banks - 11.1%
BOC Hong Kong (Holdings) Ltd.	8,252,000	25,908,531
China Construction Bank Corp. (H Shares)	69,778,000	52,093,277
Industrial & Commercial Bank of China Ltd. (H Shares)	84,318,000	55,446,619
Wing Hang Bank Ltd.	904,500	8,385,367
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 8/20/13 (a)	1,351,900	4,179,952
		146,013,746
Insurance - 7.5%
AIA Group Ltd.	14,982,600	70,995,223
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	26,765,078
		97,760,301
Real Estate Investment Trusts - 0.5%
Champion (REIT)	15,000,000	6,595,234
Real Estate Management & Development - 6.4%
CSI Properties Ltd.	194,430,000	8,022,281
Great Eagle Holdings Ltd.	2,150,000	8,150,240
Greentown China Holdings Ltd.	4,400,000	8,736,913
Hopson Development Holdings Ltd. (a)	17,266,000	20,192,199
New World Development Co. Ltd. rights (a)	80,400	0
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Shimao Property Holdings Ltd.	3,908,500	$ 8,234,681
SPG Land (Holdings) Ltd.	15,000,000	13,906,081
Sun Hung Kai Properties Ltd.	1,282,000	17,108,541
		84,350,936
TOTAL FINANCIALS		335,787,235
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.4%
Pacific Hospital Supply Co. Ltd.	1,300,000	4,680,780
Pharmaceuticals - 1.9%
China Pharmaceutical Group Ltd.	26,500,000	13,940,894
Lee's Pharmaceutical Holdings Ltd.	3,205,000	2,640,666
Tong Ren Tang Technologies Co. Ltd. (H Shares)	2,376,000	8,271,700
		24,853,260
TOTAL HEALTH CARE		29,534,040
INDUSTRIALS - 5.3%
Commercial Services & Supplies - 0.7%
Cleanaway Co. Ltd.	1,409,000	9,300,950
Construction & Engineering - 1.3%
China State Construction International Holdings Ltd.	10,482,000	16,705,029
Machinery - 1.2%
Cimc Enric Holdings Ltd.	12,400,000	15,716,643
Marine - 1.7%
China Shipping Development Co. Ltd. (H Shares) (a)	31,444,000	13,703,739
Orient Overseas International Ltd.	1,506,500	8,362,322
		22,066,061
Transportation Infrastructure - 0.4%
Airports of Thailand PCL (For. Reg.)	1,041,000	5,916,283
TOTAL INDUSTRIALS		69,704,966
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 1.0%
KMC Kuei Meng International, Inc. (a)	3,000,000	13,202,200
Computers & Peripherals - 2.9%
Advantech Co. Ltd.	2,854,000	13,796,633
Lenovo Group Ltd.	18,902,000	17,231,051
LITE-ON Technology Corp.	4,124,000	7,011,969
		38,039,653
Electronic Equipment & Components - 0.2%
Tong Hsing Electronics Industries Ltd.	666,000	3,241,740

	Shares	Value
Internet Software & Services - 7.0%
Baidu.com, Inc. sponsored ADR (a)	30,000	$ 3,969,300
SINA Corp. (a)	40,000	2,758,800
Tencent Holdings Ltd.	1,677,200	76,079,086
Yahoo!, Inc. (a)	300,000	8,427,000
		91,234,186
Semiconductors & Semiconductor Equipment - 9.1%
Chipbond Technology Corp.	6,011,000	13,266,484
Inotera Memories, Inc. (a)	16,657,000	6,247,416
MediaTek, Inc.	816,000	9,793,632
Novatek Microelectronics Corp.	2,674,000	11,812,135
Taiwan Semiconductor Manufacturing Co. Ltd.	22,911,796	77,893,816
		119,013,483
TOTAL INFORMATION TECHNOLOGY		264,731,262
MATERIALS - 7.6%
Chemicals - 0.6%
Taiwan Fertilizer Co. Ltd.	3,015,000	7,367,878
Construction Materials - 2.9%
Anhui Conch Cement Co. Ltd. (H Shares)	8,398,000	24,850,959
Asia Cement (China) Holdings Corp.	6,409,500	2,785,086
BBMG Corp. (H Shares)	16,845,000	10,599,257
		38,235,302
Containers & Packaging - 0.9%
Greatview Aseptic Pack Co. Ltd. (d)	19,157,000	11,535,302
Metals & Mining - 2.5%
Angang Steel Co. Ltd. (H Shares) (a)(d)	43,000,000	23,840,838
Maanshan Iron & Steel Ltd. (H Shares) (a)(d)	40,000,000	9,489,917
		33,330,755
Paper & Forest Products - 0.7%
Lee & Man Paper Manufacturing Ltd.	15,012,000	9,774,950
TOTAL MATERIALS		100,244,187
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Far EasTone Telecommunications Co. Ltd.	5,582,000	14,217,863
UTILITIES - 2.6%
Electric Utilities - 0.8%
Power Assets Holdings Ltd.	1,173,500	10,538,743
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.8%
China Longyuan Power Grid Corp. Ltd. (H Shares)	8,487,000	$ 8,940,480
Huadian Fuxin Energy Corp. Ltd.	43,672,000	14,021,259
		22,961,739
TOTAL UTILITIES		33,500,482
TOTAL COMMON STOCKS (Cost $1,032,711,717)		1,267,055,351
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.11% (b)	46,082,763	46,082,763
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,240,630	13,240,630
TOTAL MONEY MARKET FUNDS (Cost $59,323,393)		59,323,393
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,092,035,110)		1,326,378,744
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(15,496,756)
NET ASSETS - 100%		$ 1,310,881,988
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,651
Fidelity Securities Lending Cash Central Fund	30,238
Total	$ 73,889
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 334,465,532	$ 334,465,532	$ -	$ -
Consumer Staples	8,007,117	8,007,117	-	-
Energy	76,862,667	50,813,523	26,049,144	-
Financials	335,787,235	330,540,265	5,246,970	-
Health Care	29,534,040	29,534,040	-	-
Industrials	69,704,966	69,704,966	-	-
Information Technology	264,731,262	186,837,446	77,893,816	-
Materials	100,244,187	100,244,187	-	-
Telecommunication Services	14,217,863	14,217,863	-	-
Utilities	33,500,482	33,500,482	-	-
Money Market Funds	59,323,393	59,323,393	-	-
Total Investments in Securities:	$ 1,326,378,744	$ 1,217,188,814	$ 109,189,930	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,095,302,282. Net unrealized appreciation aggregated $231,076,462, of which $271,179,180 related to appreciated investment securities and $40,102,718 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

July 31, 2013

1.804823.109

JSC-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 30.6%
Auto Components - 2.2%
Nippon Seiki Co. Ltd.	35,000	$ 517,976
Stanley Electric Co. Ltd.	624,000	12,109,079
		12,627,055
Automobiles - 9.5%
Mazda Motor Corp. (a)	3,670,000	15,368,195
Mitsubishi Motors Corp. of Japan (a)(d)	648,800	8,574,683
Nissan Motor Co. Ltd.	2,629,900	27,461,906
Yamaha Motor Co. Ltd.	187,400	2,518,827
		53,923,611
Hotels, Restaurants & Leisure - 1.3%
AP Co. Co. Ltd.	400	10,132
H.I.S. Co. Ltd.	123,200	6,014,666
Koshidaka Holdings Co. Ltd.	47,100	1,524,941
		7,549,739
Household Durables - 4.6%
ARNEST ONE Corp.	21,400	405,662
Casio Computer Co. Ltd.	659,600	5,894,699
FJ Next Co. Ltd.	76,600	407,605
Foster Electric Co. Ltd.	219,300	3,778,563
Hajime Construction Co. Ltd. (d)	158,800	8,206,802
Higashi Nihon House Co. Ltd.	994,000	6,040,547
Pressance Corp.	50,500	1,668,548
		26,402,426
Internet & Catalog Retail - 4.4%
Rakuten, Inc.	1,851,800	25,022,279
Leisure Equipment & Products - 4.2%
Fields Corp.	34,900	568,894
Heiwa Corp.	120,900	2,084,355
KAWAI Musical Instruments Manufacturing Co. Ltd.	1,126,000	2,265,570
Sega Sammy Holdings, Inc.	827,700	19,291,302
		24,210,121
Media - 0.4%
Fuji Media Holdings, Inc.	1,086	1,966,579
Multiline Retail - 0.2%
Izutsuya Co. Ltd. (a)	350,000	300,276
Parco Co. Ltd.	78,300	775,723
Ryohin Keikaku Co. Ltd.	100	8,773
		1,084,772
Specialty Retail - 3.4%
Fuji Corp.	75,200	1,167,439
K's Denki Corp.	292,500	9,978,041
Pal Co. Ltd.	287,100	8,022,731
VT Holdings Co. Ltd.	39,500	444,985
		19,613,196

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.4%
Fujibo Holdings, Inc.	938,000	$ 1,992,687
GOLDWIN, Inc.	56,000	265,959
		2,258,646
TOTAL CONSUMER DISCRETIONARY		174,658,424
CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 0.7%
Kobe Bussan Co. Ltd.	44,500	1,073,072
Medical System Network Co. Ltd.	200,100	844,054
Sugi Holdings Co. Ltd.	800	31,090
Welcia Holdings Co. Ltd.	11,100	596,323
Yamaya Corp.	74,100	1,192,744
		3,737,283
Food Products - 0.7%
Ajinomoto Co., Inc.	274,000	3,828,332
Kotobuki Spirits Co. Ltd.	28,700	381,064
		4,209,396
Household Products - 6.1%
Pigeon Corp.	732,400	34,521,764
TOTAL CONSUMER STAPLES		42,468,443
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Kanto Natural Gas Development	126,000	1,065,550
FINANCIALS - 22.7%
Capital Markets - 0.8%
JAFCO Co. Ltd.	106,600	3,886,855
Sawada Holdings Co. Ltd.	92,600	974,139
		4,860,994
Commercial Banks - 0.9%
Mizuho Financial Group, Inc.	1,958,800	4,073,952
Shinsei Bank Ltd.	308,000	685,773
Sumitomo Mitsui Financial Group, Inc.	12,900	589,352
		5,349,077
Consumer Finance - 3.3%
ACOM Co. Ltd. (a)	32,080	989,496
AEON Financial Service Co. Ltd.	605,000	17,653,814
		18,643,310
Diversified Financial Services - 6.8%
ORIX Corp.	2,602,100	38,668,731
Real Estate Management & Development - 10.9%
AEON Mall Co. Ltd.	145,200	3,621,473
Airport Facilities Co. Ltd.	238,500	1,410,392
Iida Home Max Co., Ltd.	213,000	3,454,642
Nomura Real Estate Holdings, Inc.	308,500	7,193,397
Takara Leben Co. Ltd.	1,193,400	4,192,928
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tokyo Tatemono Co. Ltd.	3,869,000	$ 32,205,443
Tokyu Land Corp.	1,058,000	10,114,268
		62,192,543
TOTAL FINANCIALS		129,714,655
HEALTH CARE - 6.7%
Biotechnology - 2.1%
Sosei Group Corp. (a)	244,000	11,824,941
Health Care Equipment & Supplies - 1.9%
Nikkiso Co. Ltd.	886,000	11,121,376
Sysmex Corp.	200	12,930
		11,134,306
Health Care Providers & Services - 0.4%
Uchiyama Holdings Co. Ltd.	72,900	2,375,151
Pharmaceuticals - 2.3%
Nippon Shinyaku Co. Ltd.	553,000	9,426,585
Rohto Pharmaceutical Co. Ltd.	268,000	3,700,705
		13,127,290
TOTAL HEALTH CARE		38,461,688
INDUSTRIALS - 9.1%
Building Products - 1.8%
Nichias Corp.	957,000	6,265,315
Shinko Kogyo Co. Ltd.	437,400	4,105,511
		10,370,826
Construction & Engineering - 1.0%
Toyo Engineering Corp.	1,213,000	5,612,184
Machinery - 4.6%
Amada Co. Ltd.	852,000	6,134,817
Daiwa Industries Ltd.	66,000	407,823
HIRANO TECSEED Co. Ltd.	42,400	419,193
Hoshizaki Electric Co. Ltd.	272,800	9,501,052
Juki Corp. (a)	874,000	1,321,132
Kubota Corp.	4,000	58,230
Nitta Corp.	305,600	5,967,799
Sumitomo Heavy Industries Ltd.	376,000	1,751,159
Takeuchi Manufacturing Co. Ltd.	53,100	1,014,166
		26,575,371
Marine - 0.7%
Iino Kaiun Kaisha Ltd.	729,000	3,856,828
Professional Services - 0.8%
Career Design Center Co. Ltd.	1,093	1,265,920
Creek & River Co. Ltd.	198,200	900,817
en-japan, Inc.	1,219	2,166,336
		4,333,073

	Shares	Value
Road & Rail - 0.2%
Hitachi Transport System Ltd.	96,400	$ 1,385,301
TOTAL INDUSTRIALS		52,133,583
INFORMATION TECHNOLOGY - 11.4%
Electronic Equipment & Components - 3.9%
ESPEC Corp.	61,000	467,266
Hoya Corp.	76,900	1,660,368
ITC Networks Corp.	78,100	659,674
Nippon Electric Glass Co. Ltd.	1,861,000	10,016,821
Shinko Shoji Co. Ltd.	59,000	477,255
Topcon Corp.	823,800	9,095,371
		22,376,755
Internet Software & Services - 6.9%
Enigmo, Inc.	108,400	6,642,835
Kakaku.com, Inc.	939,600	32,580,348
		39,223,183
IT Services - 0.1%
CAC Corp.	89,100	773,516
Semiconductors & Semiconductor Equipment - 0.1%
Shinkawa Ltd.	88,000	562,639
Software - 0.4%
Sourcenext Corp. (a)(d)	187,800	2,146,340
TOTAL INFORMATION TECHNOLOGY		65,082,433
MATERIALS - 3.0%
Chemicals - 1.3%
ISE Chemical Corp.	73,000	787,335
Nihon Nohyaku Co. Ltd.	379,000	3,770,258
Sakata INX Corp.	302,000	2,809,948
		7,367,541
Metals & Mining - 1.7%
JFE Holdings, Inc.	344,600	7,802,862
Tokyo Steel Manufacturing Co. Ltd.	409,200	2,064,598
		9,867,460
TOTAL MATERIALS		17,235,001
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
SoftBank Corp.	85,200	5,429,966
UTILITIES - 7.7%
Electric Utilities - 7.7%
Chugoku Electric Power Co., Inc.(THE)	285,400	4,200,402
Hokkaido Electric Power Co., Inc. (a)	964,300	12,616,365
Kansai Electric Power Co., Inc. (a)	430,400	5,275,048
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Kyushu Electric Power Co., Inc. (a)	494,600	$ 6,895,404
Tohoku Electric Power Co., Inc. (a)	1,262,000	14,771,238
		43,758,457
TOTAL COMMON STOCKS (Cost $473,483,104)		570,008,200
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.11% (b)	1,559,051	1,559,051
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,754,400	8,754,400
TOTAL MONEY MARKET FUNDS (Cost $10,313,451)		10,313,451
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $483,796,555)		580,321,651
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(9,681,371)
NET ASSETS - 100%		$ 570,640,280
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,061
Fidelity Securities Lending Cash Central Fund	68,609
Total	$ 73,670
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 174,658,424	$ 147,196,518	$ 27,461,906	$ -
Consumer Staples	42,468,443	42,468,443	-	-
Energy	1,065,550	1,065,550	-	-
Financials	129,714,655	125,051,351	4,663,304	-
Health Care	38,461,688	38,461,688	-	-
Industrials	52,133,583	52,075,353	58,230	-
Information Technology	65,082,433	65,082,433	-	-
Materials	17,235,001	17,235,001	-	-
Telecommunication Services	5,429,966	5,429,966	-	-
Utilities	43,758,457	43,758,457	-	-
Money Market Funds	10,313,451	10,313,451	-	-
Total Investments in Securities:	$ 580,321,651	$ 548,138,211	$ 32,183,440	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 10,313,717
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $492,771,247. Net unrealized appreciation aggregated $87,550,404, of which $104,000,496 related to appreciated investment securities and $16,450,092 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.805999.109

AISC-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 3.8%
Acrux Ltd.	381,062	$ 1,154,284
Alkane Resources Ltd. (a)	911,891	344,254
Austal Ltd. (a)	2,118,279	1,608,893
Base Resources Ltd. (a)	750,579	279,983
Beach Energy Ltd.	1,195,484	1,439,911
Berkeley Resources Ltd. (a)	1,041,054	271,368
Boart Longyear Ltd. (d)	1,319,096	610,620
Challenger Ltd.	394,891	1,515,627
Clinuvel Pharmaceuticals Ltd. (a)(d)	325,070	555,159
Dart Energy Ltd. (a)(d)	10,057,900	1,220,473
Donaco International Ltd.	2,061,089	657,677
Goodman Group unit	202,411	858,743
iiNet Ltd.	133,255	725,844
Iluka Resources Ltd.	80,327	795,665
Independence Group NL	244,610	712,371
iProperty Group Ltd. (a)	601,773	567,949
iSelect Ltd.	288,696	415,191
Karoon Gas Australia Ltd. (a)	373,417	1,899,756
Maverick Drilling & Exploration Ltd. (a)(d)	868,075	308,206
McMillan Shakespeare Ltd.	51,160	373,859
Mineral Deposits Ltd. (a)	124,196	240,012
Monto Minerals Ltd. (a)	273,551	1,475
Nanosonics Ltd. (a)	1,202,182	799,630
Navitas Ltd.	273,638	1,475,757
Neon Energy Ltd. (a)	1,049,972	311,443
NewSat Ltd. (a)	2,252,414	738,973
Normandy Mt. Leyshon Ltd. (a)	1,715,129	308,329
Prairie Downs Metals Ltd. (a)	881,954	281,424
Prana Biotechnology Ltd. (a)	2,224,059	759,656
QRxPharma Ltd. (a)	577,798	519,354
Ramsay Health Care Ltd.	10,050	332,702
SAI Global Ltd.	123,006	419,037
SEEK Ltd.	161,332	1,367,475
Sierra Mining Ltd. (a)	2,406,178	389,303
Silver Lake Resources Ltd. (a)	705,967	513,992
Sino Gas & Energy Ltd. (a)	22,392,147	2,717,170
Sirtex Medical Ltd.	76,394	856,274
SomnoMed Ltd. (a)	584,445	604,128
Spark Infrastructure Group unit	1,255,671	2,014,658
Starpharma Holdings Ltd. (a)	869,513	758,115
Tiger Resources Ltd. (a)	5,263,974	946,305
Tissue Therapies Ltd. (a)	2,581,301	533,647
Common Stocks - continued
	Shares	Value
Australia - continued
Troy Resources NL (d)	289,032	$ 367,612
Vision Group Holdings Ltd. (a)	723,272	565,598
TOTAL AUSTRALIA		34,137,902
Austria - 0.2%
Ams AG	30,950	2,177,152
Bailiwick of Jersey - 2.0%
Informa PLC	1,038,315	8,292,568
LXB Retail Properties PLC (a)	1,387,800	2,470,093
Regus PLC	2,741,800	7,724,624
TOTAL BAILIWICK OF JERSEY		18,487,285
Belgium - 0.5%
EVS Broadcast Equipment SA	59,100	4,278,701
Bermuda - 2.4%
APT Satellite Holdings Ltd.	656,500	571,377
Asia Satellite Telecommunications Holdings Ltd.	271,000	1,048,275
Biosensors International Group Ltd.	1,127,000	922,280
China Animal Healthcare Ltd.	2,129,000	502,577
China Singyes Solar Tech Holdings Ltd.	981,600	987,220
Digital China Holdings Ltd. (H Shares)	317,000	348,244
I.T Ltd.	1,552,000	416,236
Imagi International Holdings Ltd. (a)	26,792,000	297,090
Luk Fook Holdings International Ltd.	612,000	1,712,363
Oakley Capital Investments Ltd. (a)	1,518,300	3,441,474
Oriental Watch Holdings Ltd.	408,000	124,679
Paul Y. Engineering Group Ltd.	410,400	373,062
PAX Global Technology Ltd. (a)	1,769,000	424,253
Petra Diamonds Ltd. (a)	1,638,956	2,991,914
REXLot Holdings Ltd.	10,075,000	649,531
Vostok Nafta Investment Ltd. SDR	818,000	4,605,693
Vtech Holdings Ltd.	130,100	1,991,190
TOTAL BERMUDA		21,407,458
British Virgin Islands - 0.4%
Kalahari Energy (a)(g)	1,451,000	15
Mail.Ru Group Ltd.:
GDR (f)	112,800	3,603,960
GDR (Reg. S)	12,700	405,765
TOTAL BRITISH VIRGIN ISLANDS		4,009,740
Common Stocks - continued
	Shares	Value
Canada - 0.7%
Africa Oil Corp. (a)	81,500	$ 620,514
Africa Oil Corp. (Sweden) (a)	292,300	2,197,357
AirSea Lines (a)(g)	1,893,338	25
Asanko Gold, Inc. (a)	485,900	1,220,545
Mood Media Corp. (a)	175,300	184,329
Mood Media Corp. (United Kingdom) (a)	1,139,822	1,196,428
Mountain Province Diamonds, Inc. (a)	162,100	774,911
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Teranga Gold Corp. (a)(d)	594,799	335,881
TOTAL CANADA		6,529,998
Cayman Islands - 3.3%
21Vianet Group, Inc. ADR (a)(d)	42,300	543,132
51job, Inc. sponsored ADR (a)	19,200	1,276,800
AirMedia Group, Inc. ADR (a)	272,500	487,775
Airtac International Group	90,950	515,469
AMVIG Holdings Ltd.	764,000	336,902
AutoNavi Holdings Ltd. ADR (a)	34,300	427,378
Bitauto Holdings Ltd. ADR (a)	115,100	1,385,804
Changshouhua Food Co. Ltd.	872,000	727,454
China Automation Group Ltd.	1,872,000	369,302
China High Precision Automation Group Ltd.	712,000	78,401
China Lodging Group Ltd. ADR (a)	26,500	477,265
China Medical System Holdings Ltd.	1,204,000	1,086,699
China Metal International Holdings, Inc.	2,522,000	767,435
China Metal Recycling (Holdings) Ltd.	436,800	1
China Outfitters Holdings Ltd. (d)	1,888,000	335,943
China Tianyi Holdings Ltd.	2,492,000	488,401
CNinsure, Inc. ADR (a)	56,400	317,532
Convenience Retail Asia Ltd.	700,000	532,518
EVA Precision Industrial Holdings Ltd.	5,134,000	748,030
Fook Woo Group Holdings Ltd. (a)	2,055,000	156,067
Greatview Aseptic Pack Co. Ltd.	1,196,000	720,166
Haitian International Holdings Ltd.	338,000	570,917
Hop Hing Group Holdings Ltd.	7,392,000	347,888
Hutchison China Meditech Ltd. (a)	77,117	596,543
Kingdee International Software Group Co. Ltd. (a)	1,564,400	328,791
KongZhong Corp. sponsored ADR (a)	56,200	536,148
Lee's Pharmaceutical Holdings Ltd.	1,085,000	893,954
Marwyn Value Investors II Ltd. (a)	1,875,100	4,492,681
Ming Fai International Holdings Ltd.	9,133,000	1,000,961
Pactera Technology International Ltd. ADR	45,700	306,190
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Perfect World Co. Ltd. sponsored ADR Class B	31,700	$ 667,285
Royale Furniture Holdings Ltd.	10,111,437	475,872
Shenguan Holdings Group Ltd.	3,154,000	1,342,024
SINA Corp. (a)	6,100	420,717
SITC International Holdings Co. Ltd.	2,302,000	742,044
Sitoy Group Holdings Ltd.	727,000	291,527
SouFun Holdings Ltd. ADR	51,000	1,772,760
VST Holdings Ltd.	2,229,600	373,727
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	939,060
Xinyi Glass Holdings Ltd.	1,670,000	1,530,984
Yip's Chemical Holdings Ltd.	592,000	530,507
TOTAL CAYMAN ISLANDS		29,939,054
Finland - 0.6%
Amer Group PLC (A Shares)	267,100	5,305,174
France - 4.0%
Altamir	68,788	832,760
ALTEN	118,100	4,399,201
Altran Technologies SA (d)	319,800	2,288,899
Audika SA (a)	113,900	1,212,215
Ipsos SA (d)	124,772	4,436,924
Sartorius Stedim Biotech	51,600	7,791,328
Sopra Group SA	39,300	2,876,597
SR Teleperformance SA	151,351	7,329,133
The Lisi Group	38,657	5,091,307
TOTAL FRANCE		36,258,364
Germany - 8.6%
Aareal Bank AG (a)	289,328	8,006,076
AURELIUS AG	132,800	3,974,202
Brenntag AG	40,600	6,670,508
CENTROTEC Sustainable AG	281,485	5,394,292
CTS Eventim AG	193,820	8,715,277
GFK AG	195,601	9,628,058
Ichor Coal NV (a)	355,000	1,862,650
Lanxess AG	70,485	4,407,646
MTU Aero Engines Holdings AG	67,300	6,132,980
Rational AG	15,520	4,515,506
United Internet AG	200,152	6,539,646
Wirecard AG (d)	376,700	11,626,514
TOTAL GERMANY		77,473,355
Common Stocks - continued
	Shares	Value
Hong Kong - 0.4%
Guotai Junan International Holdings Ltd.	1,331,000	$ 494,260
Magnificent Estates Ltd.	25,682,000	1,192,109
Singamas Container Holdings Ltd.	3,164,000	681,299
Sinosoft Tech Group Ltd.	1,164,000	204,116
Techtronic Industries Co. Ltd.	382,000	934,855
YGM Trading Ltd.	152,000	364,537
TOTAL HONG KONG		3,871,176
Iceland - 0.2%
Ossur hf	1,027,300	1,448,128
India - 0.9%
Ahluwalia Contracts (India) Ltd. (a)	230,314	95,751
Britannia Industries Ltd.	31,695	364,111
Educomp Solutions Ltd.	44,518	18,179
Financial Technologies India Ltd.	23,352	207,158
Geodesic Ltd.	256,340	16,007
MT Educare Ltd.	198,608	293,563
Page Industries Ltd.	87,661	6,302,286
Shriram City Union Finance Ltd.	17,306	264,474
Thangamayil Jewellery Ltd.	173,245	541,471
WABCO India Ltd.	10,191	287,502
TOTAL INDIA		8,390,502
Indonesia - 0.8%
PT Clipan Finance Indonesia Tbk	13,895,400	527,289
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	7,750
PT Mayora Indah Tbk	352,000	1,095,987
PT Media Nusantara Citra Tbk	5,326,000	1,606,481
PT Mitra Adiperkasa Tbk	588,000	331,832
PT MNC Sky Vision Tbk	1,805,500	408,445
PT Nippon Indosari Corpindo Tbk	812,500	573,158
PT Pembangunan Perumahan Persero Tbk	4,982,500	688,412
PT Tiga Pilar Sejahtera Food Tbk	7,002,000	892,496
PT Tower Bersama Infrastructure Tbk (a)	1,383,000	767,026
TOTAL INDONESIA		6,898,876
Ireland - 2.3%
Glanbia PLC	163,500	2,142,495
Kenmare Resources PLC (a)	11,137,400	4,472,891
Paddy Power PLC (Ireland)	88,784	7,184,862
Common Stocks - continued
	Shares	Value
Ireland - continued
Petroceltic International PLC (a)	1,087,348	$ 2,249,614
United Drug PLC (United Kingdom)	965,700	5,156,440
TOTAL IRELAND		21,206,302
Isle of Man - 2.6%
Exillon Energy PLC (a)	1,067,800	2,290,391
IBS Group Holding Ltd. GDR (Reg. S)	336,400	8,614,947
Playtech Ltd.	1,177,209	12,473,125
TOTAL ISLE OF MAN		23,378,463
Israel - 0.1%
Sarin Technologies Ltd.	957,750	1,137,980
Italy - 2.6%
Brunello Cucinelli SpA	120,685	3,270,471
Prysmian SpA	209,700	4,262,729
Salvatore Ferragamo Italia SpA	244,915	8,373,643
YOOX SpA (a)	284,500	7,467,501
TOTAL ITALY		23,374,344
Japan - 28.3%
AEON Financial Service Co. Ltd. (d)	243,800	7,114,049
AEON Mall Co. Ltd.	66,550	1,659,842
Amada Co. Ltd.	621,000	4,471,504
AP Co. Co. Ltd.	300	7,599
ARNEST ONE Corp.	9,600	181,979
CAC Corp.	46,100	400,214
Career Design Center Co. Ltd.	479	554,781
Casio Computer Co. Ltd.	349,200	3,120,723
Chugoku Electric Power Co., Inc.(THE)	112,600	1,657,201
Creek & River Co. Ltd.	87,000	395,414
Daiwa Industries Ltd.	39,000	240,987
en-japan, Inc.	534	948,994
Enigmo, Inc. (d)	53,800	3,296,905
ESPEC Corp.	31,100	238,229
Fields Corp.	17,600	286,892
FJ Next Co. Ltd.	49,600	263,932
Foster Electric Co. Ltd. (d)	576,200	9,927,989
Fuji Corp.	46,200	717,230
Fuji Media Holdings, Inc.	525	950,694
Fujibo Holdings, Inc.	451,000	958,104
GOLDWIN, Inc.	26,000	123,481
H.I.S. Co. Ltd.	54,700	2,670,473
Common Stocks - continued
	Shares	Value
Japan - continued
Hajime Construction Co. Ltd. (d)	81,100	$ 4,191,257
Heiwa Corp.	137,100	2,363,648
Higashi Nihon House Co. Ltd.	494,000	3,002,043
Hitachi Transport System Ltd.	42,600	612,176
Hokkaido Electric Power Co., Inc. (a)	1,064,200	13,923,401
Hoshizaki Electric Co. Ltd.	147,000	5,119,702
Hoya Corp.	34,900	753,535
Iida Home Max Co., Ltd.	104,000	1,686,774
Iino Kaiun Kaisha Ltd.	300,800	1,591,404
ISE Chemical Corp.	39,000	420,631
ITC Networks Corp.	36,700	309,988
Iwatsuka Confectionary Co. Ltd.	11,600	502,339
Izutsuya Co. Ltd. (a)	202,000	173,302
JAFCO Co. Ltd.	55,000	2,005,413
JFE Holdings, Inc.	14,000	317,005
Juki Corp. (a)(d)	386,000	583,475
K's Denki Corp.	129,000	4,400,572
Kakaku.com, Inc.	449,000	15,568,940
Kanto Natural Gas Development	58,000	490,491
KAWAI Musical Instruments Manufacturing Co. Ltd. (d)	789,000	1,587,509
Kobe Bussan Co. Ltd.	18,100	436,463
Koshidaka Holdings Co. Ltd. (d)	22,500	728,475
Kotobuki Spirits Co. Ltd.	14,500	192,524
Kyushu Electric Power Co., Inc. (a)	69,400	967,531
Mazda Motor Corp. (a)	1,441,000	6,034,215
Medical System Network Co. Ltd.	152,700	644,113
Nichias Corp.	449,000	2,939,526
Nihon Nohyaku Co. Ltd.	410,000	4,078,644
Nikkiso Co. Ltd.	534,000	6,702,951
Nippon Electric Glass Co. Ltd.	960,000	5,167,194
Nippon Seiki Co. Ltd.	34,000	503,176
Nippon Shinyaku Co. Ltd.	336,000	5,727,546
Nissan Motor Co. Ltd.	458,000	4,782,521
Nitta Corp.	157,400	3,073,729
Nomura Real Estate Holdings, Inc.	192,500	4,488,586
ORIX Corp.	714,900	10,623,833
Pal Co. Ltd.	68,700	1,919,755
Parco Co. Ltd.	40,600	402,227
Pigeon Corp.	386,600	18,222,438
Pressance Corp.	22,500	743,412
Rakuten, Inc.	576,900	7,795,309
Rohto Pharmaceutical Co. Ltd.	104,000	1,436,094
Common Stocks - continued
	Shares	Value
Japan - continued
Sakata INX Corp.	133,000	$ 1,237,494
Sawada Holdings Co. Ltd.	249,200	2,621,550
Sega Sammy Holdings, Inc.	248,000	5,780,165
Shinkawa Ltd.	41,400	264,696
Shinko Kogyo Co. Ltd.	261,300	2,452,606
Shinko Shoji Co. Ltd.	2,900	23,458
Shinsei Bank Ltd.	312,000	694,679
SoftBank Corp.	3,800	242,182
Sosei Group Corp. (a)	107,800	5,224,298
Sourcenext Corp. (a)	87,400	998,883
Stanley Electric Co. Ltd.	323,700	6,281,585
Sugi Holdings Co. Ltd.	600	23,317
Sumitomo Heavy Industries Ltd.	172,000	801,062
Sysmex Corp.	400	25,860
Takara Leben Co. Ltd.	527,400	1,852,983
Takeuchi Manufacturing Co. Ltd.	23,600	450,740
Tohoku Electric Power Co., Inc. (a)	126,900	1,485,317
Tokyo Steel Manufacturing Co. Ltd.	316,500	1,596,885
Tokyo Tatemono Co. Ltd.	2,275,000	18,937,029
Tokyu Land Corp.	525,000	5,018,895
Topcon Corp.	528,500	5,835,037
Toyo Engineering Corp.	647,000	2,993,474
Uchiyama Holdings Co. Ltd.	38,100	1,241,334
VT Holdings Co. Ltd.	18,500	208,411
Welcia Holdings Co. Ltd.	4,800	257,869
Yamaha Motor Co. Ltd.	83,200	1,118,284
Yamato Kogyo Co. Ltd.	11,400	370,258
Yamaya Corp.	46,000	740,435
TOTAL JAPAN		256,179,869
Korea (South) - 0.3%
Daou Technology, Inc.	69,200	1,025,345
Korea Plant Service & Engineering Co. Ltd.	7,274	354,087
SBS Contents Hub Co. Ltd.	31,723	399,466
Soulbrain Co. Ltd.	11,656	473,522
WeMade Entertainment Co. Ltd. (a)	8,706	429,218
TOTAL KOREA (SOUTH)		2,681,638
Luxembourg - 2.7%
AZ Electronic Materials SA	1,087,200	5,070,867
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Eurofins Scientific SA	57,299	$ 12,577,575
Grand City Properties SA (a)	982,373	7,148,743
TOTAL LUXEMBOURG		24,797,185
Malaysia - 0.2%
JobStreet Corp. Bhd	1,223,100	1,540,884
Netherlands - 0.8%
Yandex NV (a)	225,600	7,332,000
Norway - 1.6%
Aker Solutions ASA (d)	357,100	5,381,225
Norwegian Air Shuttle A/S (a)	46,500	2,075,329
Schibsted ASA (B Shares) (d)	73,100	3,721,491
Sevan Drilling ASA (a)(d)	4,776,300	3,728,445
TOTAL NORWAY		14,906,490
Singapore - 2.4%
Amtek Engineering Ltd.	3,304,000	1,221,922
CSE Global Ltd.	1,069,000	693,965
Goodpack Ltd.	1,220,000	1,459,181
Mapletree Industrial (REIT)	1,100,703	1,169,256
OSIM International Ltd.	1,092,000	1,761,498
Pertama Holdings Ltd. (e)	23,060,000	11,794,468
Petra Foods Ltd.	370,000	1,164,575
Sino Grandness Food Industry Group Ltd. (a)	781,000	897,242
Venture Corp. Ltd.	212,000	1,221,104
Yoma Strategic Holdings Ltd.	865,000	588,760
TOTAL SINGAPORE		21,971,971
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,094,900	2,588,102
Sweden - 0.4%
Avanza Bank Holding AB	162,600	3,741,859
Switzerland - 2.5%
Clariant AG (Reg.)	159,700	2,497,011
Julius Baer Group Ltd.	113,210	5,142,740
Meyer Burger Technology AG (a)(d)	484,710	3,257,762
Sika AG (Bearer)	1,610	4,490,151
VZ Holding AG	51,930	7,648,235
TOTAL SWITZERLAND		23,035,899
Taiwan - 0.2%
Merida Industry Co. Ltd.	85,000	566,761
Common Stocks - continued
	Shares	Value
Taiwan - continued
Pacific Hospital Supply Co. Ltd.	114,400	$ 411,909
Taiwan Hon Chuan Enterprise Co. Ltd.	185,000	410,768
Tong Hsing Electronics Industries Ltd.	135,721	660,619
TOTAL TAIWAN		2,050,057
Thailand - 0.3%
Toyo-Thai Corp. PCL	2,200,600	2,230,813
United Kingdom - 18.8%
Amerisur Resources PLC (a)(d)	5,558,724	3,720,732
ASOS PLC (a)	188,176	13,557,403
Aveva Group PLC	174,375	6,377,042
Bond International Software PLC	843,266	897,973
Brammer PLC (d)	1,267,600	7,612,108
Brewin Dolphin Holding PLC	953,763	3,680,964
Cineworld Group PLC	187,861	1,071,688
Countrywide PLC	757,200	7,038,051
Craneware PLC	791,600	4,365,303
Devro PLC	414,130	1,968,735
Dicom Group PLC (a)	974,300	5,076,377
esure Group PLC	913,600	4,109,680
Hunting PLC	274,300	3,459,242
IG Group Holdings PLC	829,702	7,289,114
Innovation Group PLC (a)(d)	9,130,200	4,027,902
International Personal Finance PLC	847,500	8,199,690
Jazztel PLC (a)	322,000	2,921,502
John Wood Group PLC	383,900	5,264,831
Johnson Matthey PLC	106,195	4,579,918
Keronite PLC (a)(g)	13,620,267	207
Lombard Medical Technologies PLC (a)	1,226,500	3,134,566
Moneysupermarket.com Group PLC	2,714,800	7,475,100
Mothercare PLC (a)(d)	562,600	3,579,615
NCC Group Ltd.	685,658	1,340,329
Ocado Group PLC (a)(d)	1,686,700	7,890,119
Perform Group PLC (a)	682,800	5,214,322
Pureprofile Media PLC (a)(g)	1,108,572	590,245
Regenersis PLC	1,198,700	3,893,220
Rockhopper Exploration PLC (a)(d)	1,054,900	2,106,256
Salamander Energy PLC (a)	632,400	1,148,674
Serco Group PLC	513,340	4,896,359
Silverdell PLC	12,644,400	1,471,500
Sinclair Pharma PLC (a)	8,215,003	3,030,540
Sphere Medical Holding PLC (a)	817,054	459,889
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Sthree PLC	1,031,809	$ 5,411,332
Synergy Health PLC	343,853	5,816,721
Ted Baker PLC	334,675	9,698,819
TMO Renewables Ltd. (a)(g)	1,000,000	60,850
Travis Perkins PLC	189,500	4,906,472
Wolfson Microelectronics PLC (a)	1,423,800	3,313,912
TOTAL UNITED KINGDOM		170,657,302
United States of America - 0.1%
CTC Media, Inc.	4,300	47,730
GI Dynamics, Inc. CDI (a)	1,058,896	685,288
Mudalla Technology, Inc. (Reg. S) (a)	996,527	15
YOU On Demand Holdings, Inc. (a)	86,974	143,507
YOU On Demand Holdings, Inc.	27,500	45,375
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)	27,500	0
TOTAL UNITED STATES OF AMERICA		921,915
TOTAL COMMON STOCKS (Cost $717,256,493)		864,345,938
Nonconvertible Preferred Stocks - 0.6%

Brazil - 0.6%
Alpargatas Sa (PN) (Cost $5,687,609)	810,320	4,976,257
Convertible Bonds - 0.2%
Principal Amount
Canada - 0.2%
Caracal Energy, Inc. 12% 9/30/17 (g) (Cost $1,400,000)	$ 1,400,000	1,421,207
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	34,574,491	$ 34,574,491
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	35,583,704	35,583,704
TOTAL MONEY MARKET FUNDS (Cost $70,158,195)		70,158,195
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $794,502,297)		940,901,597
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(34,145,136)
NET ASSETS - 100%		$ 906,756,461
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,603,960 or 0.4% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,072,557 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Caracal Energy, Inc. 12% 9/30/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,677
Fidelity Securities Lending Cash Central Fund	558,331
Total	$ 591,008
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 9,679,226	$ -	$ -	$ 380,584	$ 11,794,468
Total	$ 9,679,226	$ -	$ -	$ 380,584	$ 11,794,468
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 220,320,738	$ 203,743,734	$ 4,782,521	$ 11,794,483
Consumer Staples	34,557,543	34,557,543	-	-
Energy	42,688,772	42,688,749	-	23
Financials	143,680,619	143,680,619	-	-
Health Care	78,888,495	78,827,645	-	60,850
Industrials	131,348,388	129,720,589	-	1,627,799
Information Technology	144,259,110	143,590,464	-	668,646
Materials	46,515,243	46,515,242	-	1
Telecommunication Services	7,015,179	7,015,179	-	-
Utilities	20,048,108	20,048,108	-	-
Corporate Bonds	1,421,207	1,421,207	-	-
Money Market Funds	70,158,195	70,158,195	-	-
Total Investments in Securities:	$ 940,901,597	$ 921,967,274	$ 4,782,521	$ 14,151,802
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 9,679,242
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,115,241
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 11,794,483
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2013	$ 2,115,241
Other Investments in Securities
Beginning Balance	$ 7,428,398
Net Realized Gain (Loss) on Investment Securities	1,379,077
Net Unrealized Gain (Loss) on Investment Securities	(3,109,760)
Cost of Purchases	-
Proceeds of Sales	(5,055,336)
Amortization/Accretion	-
Transfers into Level 3	3,114,940
Transfers out of Level 3	(1,400,000)
Ending Balance	$ 2,357,319
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2013	$ (2,071,624)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $803,214,843. Net unrealized appreciation aggregated $137,686,754, of which $216,194,129 related to appreciated investment securities and $78,507,375 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 07/31/13	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 14,151,802	Adjusted book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Discount for lack of marketability	30% - 40%/ 39.5%	Decrease
			Offered quote	$ 0.51	Increase
			EV/NOPAT multiple	12.3	Increase
			Transaction price	$ 0.06	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

July 31, 2013

1.804839.109

ISC-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 3.8%
Acrux Ltd.	381,062	$ 1,154,284
Alkane Resources Ltd. (a)	911,891	344,254
Austal Ltd. (a)	2,118,279	1,608,893
Base Resources Ltd. (a)	750,579	279,983
Beach Energy Ltd.	1,195,484	1,439,911
Berkeley Resources Ltd. (a)	1,041,054	271,368
Boart Longyear Ltd. (d)	1,319,096	610,620
Challenger Ltd.	394,891	1,515,627
Clinuvel Pharmaceuticals Ltd. (a)(d)	325,070	555,159
Dart Energy Ltd. (a)(d)	10,057,900	1,220,473
Donaco International Ltd.	2,061,089	657,677
Goodman Group unit	202,411	858,743
iiNet Ltd.	133,255	725,844
Iluka Resources Ltd.	80,327	795,665
Independence Group NL	244,610	712,371
iProperty Group Ltd. (a)	601,773	567,949
iSelect Ltd.	288,696	415,191
Karoon Gas Australia Ltd. (a)	373,417	1,899,756
Maverick Drilling & Exploration Ltd. (a)(d)	868,075	308,206
McMillan Shakespeare Ltd.	51,160	373,859
Mineral Deposits Ltd. (a)	124,196	240,012
Monto Minerals Ltd. (a)	273,551	1,475
Nanosonics Ltd. (a)	1,202,182	799,630
Navitas Ltd.	273,638	1,475,757
Neon Energy Ltd. (a)	1,049,972	311,443
NewSat Ltd. (a)	2,252,414	738,973
Normandy Mt. Leyshon Ltd. (a)	1,715,129	308,329
Prairie Downs Metals Ltd. (a)	881,954	281,424
Prana Biotechnology Ltd. (a)	2,224,059	759,656
QRxPharma Ltd. (a)	577,798	519,354
Ramsay Health Care Ltd.	10,050	332,702
SAI Global Ltd.	123,006	419,037
SEEK Ltd.	161,332	1,367,475
Sierra Mining Ltd. (a)	2,406,178	389,303
Silver Lake Resources Ltd. (a)	705,967	513,992
Sino Gas & Energy Ltd. (a)	22,392,147	2,717,170
Sirtex Medical Ltd.	76,394	856,274
SomnoMed Ltd. (a)	584,445	604,128
Spark Infrastructure Group unit	1,255,671	2,014,658
Starpharma Holdings Ltd. (a)	869,513	758,115
Tiger Resources Ltd. (a)	5,263,974	946,305
Tissue Therapies Ltd. (a)	2,581,301	533,647
Common Stocks - continued
	Shares	Value
Australia - continued
Troy Resources NL (d)	289,032	$ 367,612
Vision Group Holdings Ltd. (a)	723,272	565,598
TOTAL AUSTRALIA		34,137,902
Austria - 0.2%
Ams AG	30,950	2,177,152
Bailiwick of Jersey - 2.0%
Informa PLC	1,038,315	8,292,568
LXB Retail Properties PLC (a)	1,387,800	2,470,093
Regus PLC	2,741,800	7,724,624
TOTAL BAILIWICK OF JERSEY		18,487,285
Belgium - 0.5%
EVS Broadcast Equipment SA	59,100	4,278,701
Bermuda - 2.4%
APT Satellite Holdings Ltd.	656,500	571,377
Asia Satellite Telecommunications Holdings Ltd.	271,000	1,048,275
Biosensors International Group Ltd.	1,127,000	922,280
China Animal Healthcare Ltd.	2,129,000	502,577
China Singyes Solar Tech Holdings Ltd.	981,600	987,220
Digital China Holdings Ltd. (H Shares)	317,000	348,244
I.T Ltd.	1,552,000	416,236
Imagi International Holdings Ltd. (a)	26,792,000	297,090
Luk Fook Holdings International Ltd.	612,000	1,712,363
Oakley Capital Investments Ltd. (a)	1,518,300	3,441,474
Oriental Watch Holdings Ltd.	408,000	124,679
Paul Y. Engineering Group Ltd.	410,400	373,062
PAX Global Technology Ltd. (a)	1,769,000	424,253
Petra Diamonds Ltd. (a)	1,638,956	2,991,914
REXLot Holdings Ltd.	10,075,000	649,531
Vostok Nafta Investment Ltd. SDR	818,000	4,605,693
Vtech Holdings Ltd.	130,100	1,991,190
TOTAL BERMUDA		21,407,458
British Virgin Islands - 0.4%
Kalahari Energy (a)(g)	1,451,000	15
Mail.Ru Group Ltd.:
GDR (f)	112,800	3,603,960
GDR (Reg. S)	12,700	405,765
TOTAL BRITISH VIRGIN ISLANDS		4,009,740
Common Stocks - continued
	Shares	Value
Canada - 0.7%
Africa Oil Corp. (a)	81,500	$ 620,514
Africa Oil Corp. (Sweden) (a)	292,300	2,197,357
AirSea Lines (a)(g)	1,893,338	25
Asanko Gold, Inc. (a)	485,900	1,220,545
Mood Media Corp. (a)	175,300	184,329
Mood Media Corp. (United Kingdom) (a)	1,139,822	1,196,428
Mountain Province Diamonds, Inc. (a)	162,100	774,911
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Teranga Gold Corp. (a)(d)	594,799	335,881
TOTAL CANADA		6,529,998
Cayman Islands - 3.3%
21Vianet Group, Inc. ADR (a)(d)	42,300	543,132
51job, Inc. sponsored ADR (a)	19,200	1,276,800
AirMedia Group, Inc. ADR (a)	272,500	487,775
Airtac International Group	90,950	515,469
AMVIG Holdings Ltd.	764,000	336,902
AutoNavi Holdings Ltd. ADR (a)	34,300	427,378
Bitauto Holdings Ltd. ADR (a)	115,100	1,385,804
Changshouhua Food Co. Ltd.	872,000	727,454
China Automation Group Ltd.	1,872,000	369,302
China High Precision Automation Group Ltd.	712,000	78,401
China Lodging Group Ltd. ADR (a)	26,500	477,265
China Medical System Holdings Ltd.	1,204,000	1,086,699
China Metal International Holdings, Inc.	2,522,000	767,435
China Metal Recycling (Holdings) Ltd.	436,800	1
China Outfitters Holdings Ltd. (d)	1,888,000	335,943
China Tianyi Holdings Ltd.	2,492,000	488,401
CNinsure, Inc. ADR (a)	56,400	317,532
Convenience Retail Asia Ltd.	700,000	532,518
EVA Precision Industrial Holdings Ltd.	5,134,000	748,030
Fook Woo Group Holdings Ltd. (a)	2,055,000	156,067
Greatview Aseptic Pack Co. Ltd.	1,196,000	720,166
Haitian International Holdings Ltd.	338,000	570,917
Hop Hing Group Holdings Ltd.	7,392,000	347,888
Hutchison China Meditech Ltd. (a)	77,117	596,543
Kingdee International Software Group Co. Ltd. (a)	1,564,400	328,791
KongZhong Corp. sponsored ADR (a)	56,200	536,148
Lee's Pharmaceutical Holdings Ltd.	1,085,000	893,954
Marwyn Value Investors II Ltd. (a)	1,875,100	4,492,681
Ming Fai International Holdings Ltd.	9,133,000	1,000,961
Pactera Technology International Ltd. ADR	45,700	306,190
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Perfect World Co. Ltd. sponsored ADR Class B	31,700	$ 667,285
Royale Furniture Holdings Ltd.	10,111,437	475,872
Shenguan Holdings Group Ltd.	3,154,000	1,342,024
SINA Corp. (a)	6,100	420,717
SITC International Holdings Co. Ltd.	2,302,000	742,044
Sitoy Group Holdings Ltd.	727,000	291,527
SouFun Holdings Ltd. ADR	51,000	1,772,760
VST Holdings Ltd.	2,229,600	373,727
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	939,060
Xinyi Glass Holdings Ltd.	1,670,000	1,530,984
Yip's Chemical Holdings Ltd.	592,000	530,507
TOTAL CAYMAN ISLANDS		29,939,054
Finland - 0.6%
Amer Group PLC (A Shares)	267,100	5,305,174
France - 4.0%
Altamir	68,788	832,760
ALTEN	118,100	4,399,201
Altran Technologies SA (d)	319,800	2,288,899
Audika SA (a)	113,900	1,212,215
Ipsos SA (d)	124,772	4,436,924
Sartorius Stedim Biotech	51,600	7,791,328
Sopra Group SA	39,300	2,876,597
SR Teleperformance SA	151,351	7,329,133
The Lisi Group	38,657	5,091,307
TOTAL FRANCE		36,258,364
Germany - 8.6%
Aareal Bank AG (a)	289,328	8,006,076
AURELIUS AG	132,800	3,974,202
Brenntag AG	40,600	6,670,508
CENTROTEC Sustainable AG	281,485	5,394,292
CTS Eventim AG	193,820	8,715,277
GFK AG	195,601	9,628,058
Ichor Coal NV (a)	355,000	1,862,650
Lanxess AG	70,485	4,407,646
MTU Aero Engines Holdings AG	67,300	6,132,980
Rational AG	15,520	4,515,506
United Internet AG	200,152	6,539,646
Wirecard AG (d)	376,700	11,626,514
TOTAL GERMANY		77,473,355
Common Stocks - continued
	Shares	Value
Hong Kong - 0.4%
Guotai Junan International Holdings Ltd.	1,331,000	$ 494,260
Magnificent Estates Ltd.	25,682,000	1,192,109
Singamas Container Holdings Ltd.	3,164,000	681,299
Sinosoft Tech Group Ltd.	1,164,000	204,116
Techtronic Industries Co. Ltd.	382,000	934,855
YGM Trading Ltd.	152,000	364,537
TOTAL HONG KONG		3,871,176
Iceland - 0.2%
Ossur hf	1,027,300	1,448,128
India - 0.9%
Ahluwalia Contracts (India) Ltd. (a)	230,314	95,751
Britannia Industries Ltd.	31,695	364,111
Educomp Solutions Ltd.	44,518	18,179
Financial Technologies India Ltd.	23,352	207,158
Geodesic Ltd.	256,340	16,007
MT Educare Ltd.	198,608	293,563
Page Industries Ltd.	87,661	6,302,286
Shriram City Union Finance Ltd.	17,306	264,474
Thangamayil Jewellery Ltd.	173,245	541,471
WABCO India Ltd.	10,191	287,502
TOTAL INDIA		8,390,502
Indonesia - 0.8%
PT Clipan Finance Indonesia Tbk	13,895,400	527,289
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	7,750
PT Mayora Indah Tbk	352,000	1,095,987
PT Media Nusantara Citra Tbk	5,326,000	1,606,481
PT Mitra Adiperkasa Tbk	588,000	331,832
PT MNC Sky Vision Tbk	1,805,500	408,445
PT Nippon Indosari Corpindo Tbk	812,500	573,158
PT Pembangunan Perumahan Persero Tbk	4,982,500	688,412
PT Tiga Pilar Sejahtera Food Tbk	7,002,000	892,496
PT Tower Bersama Infrastructure Tbk (a)	1,383,000	767,026
TOTAL INDONESIA		6,898,876
Ireland - 2.3%
Glanbia PLC	163,500	2,142,495
Kenmare Resources PLC (a)	11,137,400	4,472,891
Paddy Power PLC (Ireland)	88,784	7,184,862
Common Stocks - continued
	Shares	Value
Ireland - continued
Petroceltic International PLC (a)	1,087,348	$ 2,249,614
United Drug PLC (United Kingdom)	965,700	5,156,440
TOTAL IRELAND		21,206,302
Isle of Man - 2.6%
Exillon Energy PLC (a)	1,067,800	2,290,391
IBS Group Holding Ltd. GDR (Reg. S)	336,400	8,614,947
Playtech Ltd.	1,177,209	12,473,125
TOTAL ISLE OF MAN		23,378,463
Israel - 0.1%
Sarin Technologies Ltd.	957,750	1,137,980
Italy - 2.6%
Brunello Cucinelli SpA	120,685	3,270,471
Prysmian SpA	209,700	4,262,729
Salvatore Ferragamo Italia SpA	244,915	8,373,643
YOOX SpA (a)	284,500	7,467,501
TOTAL ITALY		23,374,344
Japan - 28.3%
AEON Financial Service Co. Ltd. (d)	243,800	7,114,049
AEON Mall Co. Ltd.	66,550	1,659,842
Amada Co. Ltd.	621,000	4,471,504
AP Co. Co. Ltd.	300	7,599
ARNEST ONE Corp.	9,600	181,979
CAC Corp.	46,100	400,214
Career Design Center Co. Ltd.	479	554,781
Casio Computer Co. Ltd.	349,200	3,120,723
Chugoku Electric Power Co., Inc.(THE)	112,600	1,657,201
Creek & River Co. Ltd.	87,000	395,414
Daiwa Industries Ltd.	39,000	240,987
en-japan, Inc.	534	948,994
Enigmo, Inc. (d)	53,800	3,296,905
ESPEC Corp.	31,100	238,229
Fields Corp.	17,600	286,892
FJ Next Co. Ltd.	49,600	263,932
Foster Electric Co. Ltd. (d)	576,200	9,927,989
Fuji Corp.	46,200	717,230
Fuji Media Holdings, Inc.	525	950,694
Fujibo Holdings, Inc.	451,000	958,104
GOLDWIN, Inc.	26,000	123,481
H.I.S. Co. Ltd.	54,700	2,670,473
Common Stocks - continued
	Shares	Value
Japan - continued
Hajime Construction Co. Ltd. (d)	81,100	$ 4,191,257
Heiwa Corp.	137,100	2,363,648
Higashi Nihon House Co. Ltd.	494,000	3,002,043
Hitachi Transport System Ltd.	42,600	612,176
Hokkaido Electric Power Co., Inc. (a)	1,064,200	13,923,401
Hoshizaki Electric Co. Ltd.	147,000	5,119,702
Hoya Corp.	34,900	753,535
Iida Home Max Co., Ltd.	104,000	1,686,774
Iino Kaiun Kaisha Ltd.	300,800	1,591,404
ISE Chemical Corp.	39,000	420,631
ITC Networks Corp.	36,700	309,988
Iwatsuka Confectionary Co. Ltd.	11,600	502,339
Izutsuya Co. Ltd. (a)	202,000	173,302
JAFCO Co. Ltd.	55,000	2,005,413
JFE Holdings, Inc.	14,000	317,005
Juki Corp. (a)(d)	386,000	583,475
K's Denki Corp.	129,000	4,400,572
Kakaku.com, Inc.	449,000	15,568,940
Kanto Natural Gas Development	58,000	490,491
KAWAI Musical Instruments Manufacturing Co. Ltd. (d)	789,000	1,587,509
Kobe Bussan Co. Ltd.	18,100	436,463
Koshidaka Holdings Co. Ltd. (d)	22,500	728,475
Kotobuki Spirits Co. Ltd.	14,500	192,524
Kyushu Electric Power Co., Inc. (a)	69,400	967,531
Mazda Motor Corp. (a)	1,441,000	6,034,215
Medical System Network Co. Ltd.	152,700	644,113
Nichias Corp.	449,000	2,939,526
Nihon Nohyaku Co. Ltd.	410,000	4,078,644
Nikkiso Co. Ltd.	534,000	6,702,951
Nippon Electric Glass Co. Ltd.	960,000	5,167,194
Nippon Seiki Co. Ltd.	34,000	503,176
Nippon Shinyaku Co. Ltd.	336,000	5,727,546
Nissan Motor Co. Ltd.	458,000	4,782,521
Nitta Corp.	157,400	3,073,729
Nomura Real Estate Holdings, Inc.	192,500	4,488,586
ORIX Corp.	714,900	10,623,833
Pal Co. Ltd.	68,700	1,919,755
Parco Co. Ltd.	40,600	402,227
Pigeon Corp.	386,600	18,222,438
Pressance Corp.	22,500	743,412
Rakuten, Inc.	576,900	7,795,309
Rohto Pharmaceutical Co. Ltd.	104,000	1,436,094
Common Stocks - continued
	Shares	Value
Japan - continued
Sakata INX Corp.	133,000	$ 1,237,494
Sawada Holdings Co. Ltd.	249,200	2,621,550
Sega Sammy Holdings, Inc.	248,000	5,780,165
Shinkawa Ltd.	41,400	264,696
Shinko Kogyo Co. Ltd.	261,300	2,452,606
Shinko Shoji Co. Ltd.	2,900	23,458
Shinsei Bank Ltd.	312,000	694,679
SoftBank Corp.	3,800	242,182
Sosei Group Corp. (a)	107,800	5,224,298
Sourcenext Corp. (a)	87,400	998,883
Stanley Electric Co. Ltd.	323,700	6,281,585
Sugi Holdings Co. Ltd.	600	23,317
Sumitomo Heavy Industries Ltd.	172,000	801,062
Sysmex Corp.	400	25,860
Takara Leben Co. Ltd.	527,400	1,852,983
Takeuchi Manufacturing Co. Ltd.	23,600	450,740
Tohoku Electric Power Co., Inc. (a)	126,900	1,485,317
Tokyo Steel Manufacturing Co. Ltd.	316,500	1,596,885
Tokyo Tatemono Co. Ltd.	2,275,000	18,937,029
Tokyu Land Corp.	525,000	5,018,895
Topcon Corp.	528,500	5,835,037
Toyo Engineering Corp.	647,000	2,993,474
Uchiyama Holdings Co. Ltd.	38,100	1,241,334
VT Holdings Co. Ltd.	18,500	208,411
Welcia Holdings Co. Ltd.	4,800	257,869
Yamaha Motor Co. Ltd.	83,200	1,118,284
Yamato Kogyo Co. Ltd.	11,400	370,258
Yamaya Corp.	46,000	740,435
TOTAL JAPAN		256,179,869
Korea (South) - 0.3%
Daou Technology, Inc.	69,200	1,025,345
Korea Plant Service & Engineering Co. Ltd.	7,274	354,087
SBS Contents Hub Co. Ltd.	31,723	399,466
Soulbrain Co. Ltd.	11,656	473,522
WeMade Entertainment Co. Ltd. (a)	8,706	429,218
TOTAL KOREA (SOUTH)		2,681,638
Luxembourg - 2.7%
AZ Electronic Materials SA	1,087,200	5,070,867
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Eurofins Scientific SA	57,299	$ 12,577,575
Grand City Properties SA (a)	982,373	7,148,743
TOTAL LUXEMBOURG		24,797,185
Malaysia - 0.2%
JobStreet Corp. Bhd	1,223,100	1,540,884
Netherlands - 0.8%
Yandex NV (a)	225,600	7,332,000
Norway - 1.6%
Aker Solutions ASA (d)	357,100	5,381,225
Norwegian Air Shuttle A/S (a)	46,500	2,075,329
Schibsted ASA (B Shares) (d)	73,100	3,721,491
Sevan Drilling ASA (a)(d)	4,776,300	3,728,445
TOTAL NORWAY		14,906,490
Singapore - 2.4%
Amtek Engineering Ltd.	3,304,000	1,221,922
CSE Global Ltd.	1,069,000	693,965
Goodpack Ltd.	1,220,000	1,459,181
Mapletree Industrial (REIT)	1,100,703	1,169,256
OSIM International Ltd.	1,092,000	1,761,498
Pertama Holdings Ltd. (e)	23,060,000	11,794,468
Petra Foods Ltd.	370,000	1,164,575
Sino Grandness Food Industry Group Ltd. (a)	781,000	897,242
Venture Corp. Ltd.	212,000	1,221,104
Yoma Strategic Holdings Ltd.	865,000	588,760
TOTAL SINGAPORE		21,971,971
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,094,900	2,588,102
Sweden - 0.4%
Avanza Bank Holding AB	162,600	3,741,859
Switzerland - 2.5%
Clariant AG (Reg.)	159,700	2,497,011
Julius Baer Group Ltd.	113,210	5,142,740
Meyer Burger Technology AG (a)(d)	484,710	3,257,762
Sika AG (Bearer)	1,610	4,490,151
VZ Holding AG	51,930	7,648,235
TOTAL SWITZERLAND		23,035,899
Taiwan - 0.2%
Merida Industry Co. Ltd.	85,000	566,761
Common Stocks - continued
	Shares	Value
Taiwan - continued
Pacific Hospital Supply Co. Ltd.	114,400	$ 411,909
Taiwan Hon Chuan Enterprise Co. Ltd.	185,000	410,768
Tong Hsing Electronics Industries Ltd.	135,721	660,619
TOTAL TAIWAN		2,050,057
Thailand - 0.3%
Toyo-Thai Corp. PCL	2,200,600	2,230,813
United Kingdom - 18.8%
Amerisur Resources PLC (a)(d)	5,558,724	3,720,732
ASOS PLC (a)	188,176	13,557,403
Aveva Group PLC	174,375	6,377,042
Bond International Software PLC	843,266	897,973
Brammer PLC (d)	1,267,600	7,612,108
Brewin Dolphin Holding PLC	953,763	3,680,964
Cineworld Group PLC	187,861	1,071,688
Countrywide PLC	757,200	7,038,051
Craneware PLC	791,600	4,365,303
Devro PLC	414,130	1,968,735
Dicom Group PLC (a)	974,300	5,076,377
esure Group PLC	913,600	4,109,680
Hunting PLC	274,300	3,459,242
IG Group Holdings PLC	829,702	7,289,114
Innovation Group PLC (a)(d)	9,130,200	4,027,902
International Personal Finance PLC	847,500	8,199,690
Jazztel PLC (a)	322,000	2,921,502
John Wood Group PLC	383,900	5,264,831
Johnson Matthey PLC	106,195	4,579,918
Keronite PLC (a)(g)	13,620,267	207
Lombard Medical Technologies PLC (a)	1,226,500	3,134,566
Moneysupermarket.com Group PLC	2,714,800	7,475,100
Mothercare PLC (a)(d)	562,600	3,579,615
NCC Group Ltd.	685,658	1,340,329
Ocado Group PLC (a)(d)	1,686,700	7,890,119
Perform Group PLC (a)	682,800	5,214,322
Pureprofile Media PLC (a)(g)	1,108,572	590,245
Regenersis PLC	1,198,700	3,893,220
Rockhopper Exploration PLC (a)(d)	1,054,900	2,106,256
Salamander Energy PLC (a)	632,400	1,148,674
Serco Group PLC	513,340	4,896,359
Silverdell PLC	12,644,400	1,471,500
Sinclair Pharma PLC (a)	8,215,003	3,030,540
Sphere Medical Holding PLC (a)	817,054	459,889
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Sthree PLC	1,031,809	$ 5,411,332
Synergy Health PLC	343,853	5,816,721
Ted Baker PLC	334,675	9,698,819
TMO Renewables Ltd. (a)(g)	1,000,000	60,850
Travis Perkins PLC	189,500	4,906,472
Wolfson Microelectronics PLC (a)	1,423,800	3,313,912
TOTAL UNITED KINGDOM		170,657,302
United States of America - 0.1%
CTC Media, Inc.	4,300	47,730
GI Dynamics, Inc. CDI (a)	1,058,896	685,288
Mudalla Technology, Inc. (Reg. S) (a)	996,527	15
YOU On Demand Holdings, Inc. (a)	86,974	143,507
YOU On Demand Holdings, Inc.	27,500	45,375
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)	27,500	0
TOTAL UNITED STATES OF AMERICA		921,915
TOTAL COMMON STOCKS (Cost $717,256,493)		864,345,938
Nonconvertible Preferred Stocks - 0.6%

Brazil - 0.6%
Alpargatas Sa (PN) (Cost $5,687,609)	810,320	4,976,257
Convertible Bonds - 0.2%
Principal Amount
Canada - 0.2%
Caracal Energy, Inc. 12% 9/30/17 (g) (Cost $1,400,000)	$ 1,400,000	1,421,207
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	34,574,491	$ 34,574,491
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	35,583,704	35,583,704
TOTAL MONEY MARKET FUNDS (Cost $70,158,195)		70,158,195
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $794,502,297)		940,901,597
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(34,145,136)
NET ASSETS - 100%		$ 906,756,461
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,603,960 or 0.4% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,072,557 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Caracal Energy, Inc. 12% 9/30/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,677
Fidelity Securities Lending Cash Central Fund	558,331
Total	$ 591,008
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 9,679,226	$ -	$ -	$ 380,584	$ 11,794,468
Total	$ 9,679,226	$ -	$ -	$ 380,584	$ 11,794,468
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 220,320,738	$ 203,743,734	$ 4,782,521	$ 11,794,483
Consumer Staples	34,557,543	34,557,543	-	-
Energy	42,688,772	42,688,749	-	23
Financials	143,680,619	143,680,619	-	-
Health Care	78,888,495	78,827,645	-	60,850
Industrials	131,348,388	129,720,589	-	1,627,799
Information Technology	144,259,110	143,590,464	-	668,646
Materials	46,515,243	46,515,242	-	1
Telecommunication Services	7,015,179	7,015,179	-	-
Utilities	20,048,108	20,048,108	-	-
Corporate Bonds	1,421,207	1,421,207	-	-
Money Market Funds	70,158,195	70,158,195	-	-
Total Investments in Securities:	$ 940,901,597	$ 921,967,274	$ 4,782,521	$ 14,151,802
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 9,679,242
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,115,241
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 11,794,483
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2013	$ 2,115,241
Other Investments in Securities
Beginning Balance	$ 7,428,398
Net Realized Gain (Loss) on Investment Securities	1,379,077
Net Unrealized Gain (Loss) on Investment Securities	(3,109,760)
Cost of Purchases	-
Proceeds of Sales	(5,055,336)
Amortization/Accretion	-
Transfers into Level 3	3,114,940
Transfers out of Level 3	(1,400,000)
Ending Balance	$ 2,357,319
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2013	$ (2,071,624)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $803,214,843. Net unrealized appreciation aggregated $137,686,754, of which $216,194,129 related to appreciated investment securities and $78,507,375 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 07/31/13	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 14,151,802	Adjusted book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Discount for lack of marketability	30% - 40%/ 39.5%	Decrease
			Offered quote	$ 0.51	Increase
			EV/NOPAT multiple	12.3	Increase
			Transaction price	$ 0.06	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.834740.107

AILS-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 1.1%
Imdex Ltd.	1,128,443	$ 770,869
Ramsay Health Care Ltd.	71,365	2,362,513
Sydney Airport unit	672,981	2,171,623
TOTAL AUSTRALIA		5,305,005
Austria - 1.4%
Andritz AG	89,700	4,838,929
Zumtobel AG	164,281	2,017,009
TOTAL AUSTRIA		6,855,938
Bailiwick of Jersey - 1.2%
Informa PLC	722,112	5,767,193
Belgium - 1.2%
Gimv NV	62,610	3,156,813
Umicore SA	63,474	2,859,650
TOTAL BELGIUM		6,016,463
Bermuda - 0.4%
Lazard Ltd. Class A	52,599	1,912,500
Brazil - 0.7%
Arezzo Industria e Comercio SA	141,700	2,209,957
Iguatemi Empresa de Shopping Centers SA	116,800	1,177,548
TOTAL BRAZIL		3,387,505
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	636,898	1,363,700
Canada - 1.6%
Copper Mountain Mining Corp. (a)	236,600	361,661
Painted Pony Petroleum Ltd. Class A (a)	147,900	1,072,783
Pason Systems, Inc.	201,400	3,817,796
Petrominerales Ltd.	73,279	398,822
ShawCor Ltd.	27,800	1,249,119
TAG Oil Ltd. (a)(d)	260,500	971,390
TOTAL CANADA		7,871,571
Denmark - 0.4%
Spar Nord Bank A/S (a)	286,300	1,982,146
Finland - 1.2%
Nokian Tyres PLC	85,000	3,775,733
Tikkurila Oyj	98,519	2,161,258
TOTAL FINLAND		5,936,991
Common Stocks - continued
	Shares	Value
France - 2.6%
Laurent-Perrier Group SA	27,463	$ 2,438,738
Remy Cointreau SA	23,773	2,461,167
Saft Groupe SA	84,575	2,086,016
Vetoquinol SA	50,117	1,788,174
Virbac SA	20,500	4,090,826
TOTAL FRANCE		12,864,921
Germany - 4.4%
alstria office REIT-AG	215,500	2,522,876
Bilfinger Berger AG	49,391	4,689,531
CompuGROUP Holding AG	129,047	3,155,436
CTS Eventim AG	159,545	7,174,073
Fielmann AG	35,837	3,737,779
TOTAL GERMANY		21,279,695
Greece - 0.4%
Titan Cement Co. SA (Reg.) (a)	109,012	1,986,830
India - 0.5%
Jyothy Laboratories Ltd.	949,051	2,557,626
Ireland - 1.8%
FBD Holdings PLC	179,328	3,840,961
James Hardie Industries PLC:
CDI	115,211	956,870
sponsored ADR (d)	96,475	4,007,572
TOTAL IRELAND		8,805,403
Israel - 1.2%
Azrieli Group	86,005	2,680,982
Ituran Location & Control Ltd.	102,286	1,830,919
Strauss Group Ltd.	80,044	1,381,211
TOTAL ISRAEL		5,893,112
Italy - 3.2%
Azimut Holding SpA	288,873	6,494,707
Beni Stabili SpA SIIQ	3,729,337	2,418,149
Interpump Group SpA	653,143	6,473,370
TOTAL ITALY		15,386,226
Japan - 25.3%
Air Water, Inc.	95,000	1,395,261
Anicom Holdings, Inc. (a)	51,400	667,764
Aozora Bank Ltd.	1,529,000	4,731,764
Common Stocks - continued
	Shares	Value
Japan - continued
ARNEST ONE Corp.	60,500	$ 1,146,849
Artnature, Inc.	56,200	1,234,093
Asahi Co. Ltd. (d)	140,000	2,242,059
Autobacs Seven Co. Ltd.	260,600	3,827,421
Azbil Corp.	147,400	3,165,991
Cosmos Pharmaceutical Corp.	23,700	2,519,834
Daikokutenbussan Co. Ltd.	156,600	4,598,355
FCC Co. Ltd.	232,400	5,418,948
GCA Savvian Group Corp.	147,000	1,345,235
Glory Ltd.	72,200	1,696,047
Goldcrest Co. Ltd.	203,730	4,927,307
Hajime Construction Co. Ltd.	8,300	428,945
Harmonic Drive Systems, Inc.	89,900	1,899,735
Iwatsuka Confectionary Co. Ltd.	41,000	1,775,508
Kamigumi Co. Ltd.	205,000	1,702,226
Kobayashi Pharmaceutical Co. Ltd.	66,100	3,449,811
Kyoto Kimono Yuzen Co. Ltd.	83,300	910,336
Lasertec Corp.	168,500	1,868,971
Meiko Network Japan Co. Ltd.	130,000	1,653,049
Miraial Co. Ltd.	69,800	1,076,478
Nabtesco Corp.	102,900	2,159,733
Nagaileben Co. Ltd.	173,800	2,900,513
Nihon M&A Center, Inc.	108,000	7,225,002
Nihon Parkerizing Co. Ltd.	242,000	4,809,846
Nippon Seiki Co. Ltd.	208,000	3,078,255
Nippon Thompson Co. Ltd.	346,000	1,657,379
NS Tool Co. Ltd.	17,800	334,511
Obic Co. Ltd.	12,750	3,582,397
OSG Corp.	342,500	5,261,158
Seven Bank Ltd.	1,512,000	5,605,719
SHO-BOND Holdings Co. Ltd.	135,200	5,288,694
Shoei Co. Ltd.	191,100	1,692,204
Techno Medica Co. Ltd.	190	1,183,740
The Nippon Synthetic Chemical Industry Co. Ltd.	422,000	4,585,926
Tocalo Co. Ltd.	106,200	1,404,647
Tsutsumi Jewelry Co. Ltd.	68,000	1,569,605
USS Co. Ltd.	82,740	9,895,673
Workman Co. Ltd.	35,200	1,380,533
Yamato Kogyo Co. Ltd.	182,500	5,927,382
TOTAL JAPAN		123,224,904
Common Stocks - continued
	Shares	Value
Korea (South) - 0.9%
Coway Co. Ltd.	82,885	$ 4,425,646
Netherlands - 2.9%
Aalberts Industries NV	258,801	6,520,965
ASM International NV (depositary receipt)	81,200	2,549,680
Heijmans NV (Certificaten Van Aandelen)	250,333	2,658,916
VastNed Retail NV	59,198	2,522,099
TOTAL NETHERLANDS		14,251,660
Philippines - 0.5%
Jollibee Food Corp.	700,640	2,499,406
Portugal - 0.4%
Jeronimo Martins SGPS SA	101,900	2,013,106
South Africa - 2.0%
City Lodge Hotels Ltd.	89,407	1,175,418
Clicks Group Ltd.	847,892	4,933,252
Mr Price Group Ltd.	84,300	1,099,732
Nampak Ltd.	838,200	2,710,312
TOTAL SOUTH AFRICA		9,918,714
Spain - 1.2%
Grifols SA	51,232	2,161,242
Prosegur Compania de Seguridad SA (Reg.)	678,390	3,501,685
TOTAL SPAIN		5,662,927
Sweden - 2.6%
Fagerhult AB	110,987	3,030,873
Intrum Justitia AB	305,334	7,776,048
Swedish Match Co. AB	47,400	1,770,733
TOTAL SWEDEN		12,577,654
Switzerland - 0.4%
Zehnder Group AG	42,336	1,742,938
Turkey - 3.4%
Albaraka Turk Katilim Bankasi A/S	4,182,046	3,953,172
Asya Katilim Bankasi A/S (a)	1,306,000	1,315,478
Boyner Buyuk Magazacilik A/S (a)	1,452,451	4,366,469
Coca-Cola Icecek A/S	238,362	6,710,261
TOTAL TURKEY		16,345,380
United Kingdom - 18.9%
Babcock International Group PLC	205,700	3,676,823
Bellway PLC	235,172	4,937,025
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Berendsen PLC	251,563	$ 3,126,579
Britvic PLC	421,771	3,490,408
Dechra Pharmaceuticals PLC	361,500	3,756,035
Derwent London PLC	69,400	2,545,407
Elementis PLC	1,117,510	4,261,930
Fenner PLC	321,062	1,686,987
Great Portland Estates PLC	604,589	5,113,704
H&T Group PLC	239,353	622,638
Hilton Food Group PLC	1,000	6,191
InterContinental Hotel Group PLC ADR (d)	111,126	3,212,653
Johnson Matthey PLC	77,175	3,328,360
Meggitt PLC	628,969	5,238,585
Persimmon PLC	170,863	3,212,677
Rotork PLC	132,700	5,361,664
Serco Group PLC	569,045	5,427,686
Shaftesbury PLC	509,573	4,899,188
Spectris PLC	167,578	5,378,981
Spirax-Sarco Engineering PLC	173,121	7,545,273
Ted Baker PLC	110,300	3,196,473
Ultra Electronics Holdings PLC	172,858	4,775,358
Unite Group PLC	1,160,870	6,892,595
TOTAL UNITED KINGDOM		91,693,220
United States of America - 12.9%
ANSYS, Inc. (a)	15,285	1,220,354
Autoliv, Inc.	52,300	4,276,571
BPZ Energy, Inc. (a)	474,267	1,142,983
Broadridge Financial Solutions, Inc.	87,405	2,529,501
Dril-Quip, Inc. (a)	36,295	3,299,578
Evercore Partners, Inc. Class A	83,800	3,973,796
Greenhill & Co., Inc.	49,295	2,481,510
Kansas City Southern	21,404	2,306,281
Kennedy-Wilson Holdings, Inc.	126,229	2,158,516
Martin Marietta Materials, Inc.	35,620	3,547,752
Mohawk Industries, Inc. (a)	37,700	4,485,923
Oceaneering International, Inc.	41,502	3,365,397
PriceSmart, Inc.	113,706	10,350,661
ResMed, Inc. (d)	94,100	4,483,865
Solera Holdings, Inc.	94,556	5,381,182
Common Stocks - continued
	Shares	Value
United States of America - continued
SS&C Technologies Holdings, Inc. (a)	152,058	$ 5,440,635
Universal Display Corp. (a)(d)	74,168	2,147,164
TOTAL UNITED STATES OF AMERICA		62,591,669
TOTAL COMMON STOCKS (Cost $355,156,230)		462,120,049
Nonconvertible Preferred Stocks - 1.1%

Brazil - 0.6%
Banco ABC Brasil SA	322,389	1,695,780
Banco Pine SA	256,685	1,152,149
TOTAL BRAZIL		2,847,929
Germany - 0.5%
Sartorius AG (non-vtg.)	21,220	2,323,896
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,300,352)		5,171,825
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.11% (b)	16,702,318	16,702,318
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,754,315	7,754,315
TOTAL MONEY MARKET FUNDS (Cost $24,456,633)		24,456,633
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $385,913,215)		491,748,507
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,373,039)
NET ASSETS - 100%		$ 486,375,468
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,294
Fidelity Securities Lending Cash Central Fund	129,118
Total	$ 147,412
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $388,248,743. Net unrealized appreciation aggregated $103,499,764, of which $119,766,599 related to appreciated investment securities and $16,266,835 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

July 31, 2013

1.834743.107

ILS-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 1.1%
Imdex Ltd.	1,128,443	$ 770,869
Ramsay Health Care Ltd.	71,365	2,362,513
Sydney Airport unit	672,981	2,171,623
TOTAL AUSTRALIA		5,305,005
Austria - 1.4%
Andritz AG	89,700	4,838,929
Zumtobel AG	164,281	2,017,009
TOTAL AUSTRIA		6,855,938
Bailiwick of Jersey - 1.2%
Informa PLC	722,112	5,767,193
Belgium - 1.2%
Gimv NV	62,610	3,156,813
Umicore SA	63,474	2,859,650
TOTAL BELGIUM		6,016,463
Bermuda - 0.4%
Lazard Ltd. Class A	52,599	1,912,500
Brazil - 0.7%
Arezzo Industria e Comercio SA	141,700	2,209,957
Iguatemi Empresa de Shopping Centers SA	116,800	1,177,548
TOTAL BRAZIL		3,387,505
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	636,898	1,363,700
Canada - 1.6%
Copper Mountain Mining Corp. (a)	236,600	361,661
Painted Pony Petroleum Ltd. Class A (a)	147,900	1,072,783
Pason Systems, Inc.	201,400	3,817,796
Petrominerales Ltd.	73,279	398,822
ShawCor Ltd.	27,800	1,249,119
TAG Oil Ltd. (a)(d)	260,500	971,390
TOTAL CANADA		7,871,571
Denmark - 0.4%
Spar Nord Bank A/S (a)	286,300	1,982,146
Finland - 1.2%
Nokian Tyres PLC	85,000	3,775,733
Tikkurila Oyj	98,519	2,161,258
TOTAL FINLAND		5,936,991
Common Stocks - continued
	Shares	Value
France - 2.6%
Laurent-Perrier Group SA	27,463	$ 2,438,738
Remy Cointreau SA	23,773	2,461,167
Saft Groupe SA	84,575	2,086,016
Vetoquinol SA	50,117	1,788,174
Virbac SA	20,500	4,090,826
TOTAL FRANCE		12,864,921
Germany - 4.4%
alstria office REIT-AG	215,500	2,522,876
Bilfinger Berger AG	49,391	4,689,531
CompuGROUP Holding AG	129,047	3,155,436
CTS Eventim AG	159,545	7,174,073
Fielmann AG	35,837	3,737,779
TOTAL GERMANY		21,279,695
Greece - 0.4%
Titan Cement Co. SA (Reg.) (a)	109,012	1,986,830
India - 0.5%
Jyothy Laboratories Ltd.	949,051	2,557,626
Ireland - 1.8%
FBD Holdings PLC	179,328	3,840,961
James Hardie Industries PLC:
CDI	115,211	956,870
sponsored ADR (d)	96,475	4,007,572
TOTAL IRELAND		8,805,403
Israel - 1.2%
Azrieli Group	86,005	2,680,982
Ituran Location & Control Ltd.	102,286	1,830,919
Strauss Group Ltd.	80,044	1,381,211
TOTAL ISRAEL		5,893,112
Italy - 3.2%
Azimut Holding SpA	288,873	6,494,707
Beni Stabili SpA SIIQ	3,729,337	2,418,149
Interpump Group SpA	653,143	6,473,370
TOTAL ITALY		15,386,226
Japan - 25.3%
Air Water, Inc.	95,000	1,395,261
Anicom Holdings, Inc. (a)	51,400	667,764
Aozora Bank Ltd.	1,529,000	4,731,764
Common Stocks - continued
	Shares	Value
Japan - continued
ARNEST ONE Corp.	60,500	$ 1,146,849
Artnature, Inc.	56,200	1,234,093
Asahi Co. Ltd. (d)	140,000	2,242,059
Autobacs Seven Co. Ltd.	260,600	3,827,421
Azbil Corp.	147,400	3,165,991
Cosmos Pharmaceutical Corp.	23,700	2,519,834
Daikokutenbussan Co. Ltd.	156,600	4,598,355
FCC Co. Ltd.	232,400	5,418,948
GCA Savvian Group Corp.	147,000	1,345,235
Glory Ltd.	72,200	1,696,047
Goldcrest Co. Ltd.	203,730	4,927,307
Hajime Construction Co. Ltd.	8,300	428,945
Harmonic Drive Systems, Inc.	89,900	1,899,735
Iwatsuka Confectionary Co. Ltd.	41,000	1,775,508
Kamigumi Co. Ltd.	205,000	1,702,226
Kobayashi Pharmaceutical Co. Ltd.	66,100	3,449,811
Kyoto Kimono Yuzen Co. Ltd.	83,300	910,336
Lasertec Corp.	168,500	1,868,971
Meiko Network Japan Co. Ltd.	130,000	1,653,049
Miraial Co. Ltd.	69,800	1,076,478
Nabtesco Corp.	102,900	2,159,733
Nagaileben Co. Ltd.	173,800	2,900,513
Nihon M&A Center, Inc.	108,000	7,225,002
Nihon Parkerizing Co. Ltd.	242,000	4,809,846
Nippon Seiki Co. Ltd.	208,000	3,078,255
Nippon Thompson Co. Ltd.	346,000	1,657,379
NS Tool Co. Ltd.	17,800	334,511
Obic Co. Ltd.	12,750	3,582,397
OSG Corp.	342,500	5,261,158
Seven Bank Ltd.	1,512,000	5,605,719
SHO-BOND Holdings Co. Ltd.	135,200	5,288,694
Shoei Co. Ltd.	191,100	1,692,204
Techno Medica Co. Ltd.	190	1,183,740
The Nippon Synthetic Chemical Industry Co. Ltd.	422,000	4,585,926
Tocalo Co. Ltd.	106,200	1,404,647
Tsutsumi Jewelry Co. Ltd.	68,000	1,569,605
USS Co. Ltd.	82,740	9,895,673
Workman Co. Ltd.	35,200	1,380,533
Yamato Kogyo Co. Ltd.	182,500	5,927,382
TOTAL JAPAN		123,224,904
Common Stocks - continued
	Shares	Value
Korea (South) - 0.9%
Coway Co. Ltd.	82,885	$ 4,425,646
Netherlands - 2.9%
Aalberts Industries NV	258,801	6,520,965
ASM International NV (depositary receipt)	81,200	2,549,680
Heijmans NV (Certificaten Van Aandelen)	250,333	2,658,916
VastNed Retail NV	59,198	2,522,099
TOTAL NETHERLANDS		14,251,660
Philippines - 0.5%
Jollibee Food Corp.	700,640	2,499,406
Portugal - 0.4%
Jeronimo Martins SGPS SA	101,900	2,013,106
South Africa - 2.0%
City Lodge Hotels Ltd.	89,407	1,175,418
Clicks Group Ltd.	847,892	4,933,252
Mr Price Group Ltd.	84,300	1,099,732
Nampak Ltd.	838,200	2,710,312
TOTAL SOUTH AFRICA		9,918,714
Spain - 1.2%
Grifols SA	51,232	2,161,242
Prosegur Compania de Seguridad SA (Reg.)	678,390	3,501,685
TOTAL SPAIN		5,662,927
Sweden - 2.6%
Fagerhult AB	110,987	3,030,873
Intrum Justitia AB	305,334	7,776,048
Swedish Match Co. AB	47,400	1,770,733
TOTAL SWEDEN		12,577,654
Switzerland - 0.4%
Zehnder Group AG	42,336	1,742,938
Turkey - 3.4%
Albaraka Turk Katilim Bankasi A/S	4,182,046	3,953,172
Asya Katilim Bankasi A/S (a)	1,306,000	1,315,478
Boyner Buyuk Magazacilik A/S (a)	1,452,451	4,366,469
Coca-Cola Icecek A/S	238,362	6,710,261
TOTAL TURKEY		16,345,380
United Kingdom - 18.9%
Babcock International Group PLC	205,700	3,676,823
Bellway PLC	235,172	4,937,025
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Berendsen PLC	251,563	$ 3,126,579
Britvic PLC	421,771	3,490,408
Dechra Pharmaceuticals PLC	361,500	3,756,035
Derwent London PLC	69,400	2,545,407
Elementis PLC	1,117,510	4,261,930
Fenner PLC	321,062	1,686,987
Great Portland Estates PLC	604,589	5,113,704
H&T Group PLC	239,353	622,638
Hilton Food Group PLC	1,000	6,191
InterContinental Hotel Group PLC ADR (d)	111,126	3,212,653
Johnson Matthey PLC	77,175	3,328,360
Meggitt PLC	628,969	5,238,585
Persimmon PLC	170,863	3,212,677
Rotork PLC	132,700	5,361,664
Serco Group PLC	569,045	5,427,686
Shaftesbury PLC	509,573	4,899,188
Spectris PLC	167,578	5,378,981
Spirax-Sarco Engineering PLC	173,121	7,545,273
Ted Baker PLC	110,300	3,196,473
Ultra Electronics Holdings PLC	172,858	4,775,358
Unite Group PLC	1,160,870	6,892,595
TOTAL UNITED KINGDOM		91,693,220
United States of America - 12.9%
ANSYS, Inc. (a)	15,285	1,220,354
Autoliv, Inc.	52,300	4,276,571
BPZ Energy, Inc. (a)	474,267	1,142,983
Broadridge Financial Solutions, Inc.	87,405	2,529,501
Dril-Quip, Inc. (a)	36,295	3,299,578
Evercore Partners, Inc. Class A	83,800	3,973,796
Greenhill & Co., Inc.	49,295	2,481,510
Kansas City Southern	21,404	2,306,281
Kennedy-Wilson Holdings, Inc.	126,229	2,158,516
Martin Marietta Materials, Inc.	35,620	3,547,752
Mohawk Industries, Inc. (a)	37,700	4,485,923
Oceaneering International, Inc.	41,502	3,365,397
PriceSmart, Inc.	113,706	10,350,661
ResMed, Inc. (d)	94,100	4,483,865
Solera Holdings, Inc.	94,556	5,381,182
Common Stocks - continued
	Shares	Value
United States of America - continued
SS&C Technologies Holdings, Inc. (a)	152,058	$ 5,440,635
Universal Display Corp. (a)(d)	74,168	2,147,164
TOTAL UNITED STATES OF AMERICA		62,591,669
TOTAL COMMON STOCKS (Cost $355,156,230)		462,120,049
Nonconvertible Preferred Stocks - 1.1%

Brazil - 0.6%
Banco ABC Brasil SA	322,389	1,695,780
Banco Pine SA	256,685	1,152,149
TOTAL BRAZIL		2,847,929
Germany - 0.5%
Sartorius AG (non-vtg.)	21,220	2,323,896
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,300,352)		5,171,825
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.11% (b)	16,702,318	16,702,318
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,754,315	7,754,315
TOTAL MONEY MARKET FUNDS (Cost $24,456,633)		24,456,633
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $385,913,215)		491,748,507
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,373,039)
NET ASSETS - 100%		$ 486,375,468
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,294
Fidelity Securities Lending Cash Central Fund	129,118
Total	$ 147,412
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $388,248,743. Net unrealized appreciation aggregated $103,499,764, of which $119,766,599 related to appreciated investment securities and $16,266,835 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.834738.107

AFIV-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 6.4%
Ansell Ltd.	43,208	$ 720,047
Australia & New Zealand Banking Group Ltd.	133,657	3,575,295
Telstra Corp. Ltd.	276,711	1,241,121
Transurban Group unit	123,401	752,031
Westfield Group unit	143,755	1,449,783
Westpac Banking Corp.	128,635	3,571,612
TOTAL AUSTRALIA		11,309,889
Bailiwick of Jersey - 0.8%
Informa PLC	105,010	838,669
Wolseley PLC	13,056	624,841
TOTAL BAILIWICK OF JERSEY		1,463,510
Belgium - 0.8%
KBC Groupe SA	27,054	1,085,137
UCB SA	6,200	357,352
TOTAL BELGIUM		1,442,489
Bermuda - 0.4%
Hongkong Land Holdings Ltd.	117,000	792,090
Cayman Islands - 0.4%
ENN Energy Holdings Ltd.	134,409	744,348
Finland - 1.3%
Nokia Corp. (a)	114,033	450,822
Sampo Oyj (A Shares)	40,934	1,794,888
TOTAL FINLAND		2,245,710
France - 12.3%
Arkema SA	10,039	1,006,328
Atos Origin SA	16,354	1,229,462
BNP Paribas SA	53,204	3,442,382
Carrefour SA	40,136	1,231,821
Havas SA	62,175	470,563
Kering SA	5,042	1,154,382
Pernod Ricard SA	5,657	673,558
Renault SA	17,145	1,349,600
Sanofi SA	61,402	6,427,793
Schneider Electric SA	8,635	687,072
Total SA	80,450	4,287,056
TOTAL FRANCE		21,960,017
Common Stocks - continued
	Shares	Value
Germany - 8.8%
Allianz AG	22,871	$ 3,565,978
BASF AG	34,058	3,020,302
Bayer AG	16,490	1,916,238
Bayerische Motoren Werke AG (BMW)	14,806	1,449,514
Deutsche Post AG	52,778	1,479,392
Fresenius SE & Co. KGaA	8,300	1,047,656
HeidelbergCement Finance AG	13,178	1,012,260
Lanxess AG	6,900	431,478
Siemens AG	15,526	1,705,240
TOTAL GERMANY		15,628,058
Hong Kong - 0.7%
Hysan Development Co. Ltd.	168,000	713,755
Wing Hang Bank Ltd.	57,265	530,888
TOTAL HONG KONG		1,244,643
Japan - 18.8%
AEON Financial Service Co. Ltd.	21,600	630,285
Air Water, Inc.	60,000	881,217
Astellas Pharma, Inc.	20,600	1,104,586
Daikin Industries Ltd.	10,800	450,046
DENSO Corp.	15,500	706,057
Hoya Corp.	49,400	1,066,608
Itochu Corp.	101,300	1,206,371
Japan Exchange Group, Inc.	5,800	544,990
Japan Tobacco, Inc.	43,400	1,518,180
JSR Corp.	49,000	886,814
JTEKT Corp.	63,300	797,149
Kansai Electric Power Co., Inc. (a)	76,500	937,596
KDDI Corp.	32,700	1,806,833
Mitsubishi Electric Corp.	68,000	661,873
Mitsubishi Estate Co. Ltd.	20,000	508,835
MS&AD Insurance Group Holdings, Inc.	33,800	877,536
Nissan Motor Co. Ltd.	183,900	1,920,318
Nitto Denko Corp.	14,700	830,262
ORIX Corp.	101,400	1,506,863
Santen Pharmaceutical Co. Ltd.	20,500	895,082
Sekisui House Ltd.	42,000	543,499
Seven & i Holdings Co., Ltd.	47,500	1,795,016
Seven Bank Ltd.	168,100	623,228
Shinsei Bank Ltd.	403,000	897,293
SoftBank Corp.	18,200	1,159,922
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Corp.	38,400	$ 806,207
Sumitomo Corp.	69,100	925,944
Sumitomo Mitsui Financial Group, Inc.	88,200	4,029,524
Sumitomo Mitsui Trust Holdings, Inc.	281,000	1,297,232
Toshiba Corp.	244,000	1,059,136
USS Co. Ltd.	5,430	649,426
TOTAL JAPAN		33,523,928
Netherlands - 2.9%
AEGON NV	132,905	1,024,082
Koninklijke Philips Electronics NV	59,771	1,911,412
Royal DSM NV	14,608	1,026,102
Unilever NV (Certificaten Van Aandelen) (Bearer)	29,131	1,168,778
TOTAL NETHERLANDS		5,130,374
Norway - 1.6%
DNB ASA	55,929	931,549
Telenor ASA	83,377	1,846,439
TOTAL NORWAY		2,777,988
Singapore - 2.7%
ComfortDelgro Corp. Ltd.	419,000	659,401
Singapore Telecommunications Ltd.	590,000	1,824,527
United Overseas Bank Ltd.	104,480	1,764,284
UOL Group Ltd.	92,000	505,300
TOTAL SINGAPORE		4,753,512
Spain - 3.4%
Amadeus IT Holding SA Class A	22,269	764,932
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	289,786	2,738,478
Iberdrola SA	235,434	1,299,820
Repsol YPF SA	52,108	1,247,101
TOTAL SPAIN		6,050,331
Sweden - 1.6%
Svenska Cellulosa AB (SCA) (B Shares)	35,465	938,566
Svenska Handelsbanken AB (A Shares)	43,732	1,985,943
TOTAL SWEDEN		2,924,509
Switzerland - 6.0%
Novartis AG	43,955	3,159,786
Roche Holding AG (participation certificate)	6,028	1,485,098
Swisscom AG	95	42,447
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	2,964	$ 1,172,001
UBS AG (NY Shares)	116,858	2,298,597
Zurich Insurance Group AG	9,166	2,467,179
TOTAL SWITZERLAND		10,625,108
United Kingdom - 27.5%
Barclays PLC	552,103	2,412,130
BHP Billiton PLC	134,195	3,841,259
BP PLC sponsored ADR	62,272	2,580,552
British American Tobacco PLC (United Kingdom)	21,860	1,166,161
BT Group PLC	171,458	887,155
Bunzl PLC	57,725	1,237,301
Centrica PLC	255,003	1,516,780
Compass Group PLC	99,686	1,361,793
GlaxoSmithKline PLC sponsored ADR	25,975	1,323,686
HSBC Holdings PLC sponsored ADR	128,080	7,268,544
Imperial Tobacco Group PLC	40,546	1,360,674
ITV PLC	460,796	1,181,862
Kingfisher PLC	241,068	1,457,731
Legal & General Group PLC	634,751	1,862,671
National Grid PLC	191,658	2,290,569
Next PLC	12,900	979,244
Prudential PLC	87,184	1,548,371
Reed Elsevier PLC	97,174	1,255,042
Royal Dutch Shell PLC Class A sponsored ADR	73,996	5,057,627
SABMiller PLC	14,000	685,886
Taylor Wimpey PLC	410,600	665,226
Tesco PLC	317,838	1,775,936
Vodafone Group PLC sponsored ADR	174,008	5,211,540
TOTAL UNITED KINGDOM		48,927,740
United States of America - 0.4%
AbbVie, Inc.	15,917	723,905
TOTAL COMMON STOCKS (Cost $160,229,926)		172,268,149
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.6%
Volkswagen AG (Cost $2,319,820)	11,781	2,799,955
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,487,027	$ 1,487,027
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	261,000	261,000
TOTAL MONEY MARKET FUNDS (Cost $1,748,027)		1,748,027
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $164,297,773)		176,816,131
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,018,335
NET ASSETS - 100%		$ 177,834,466
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,692
Fidelity Securities Lending Cash Central Fund	152,740
Total	$ 154,432
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,589,088	$ 16,862,563	$ 2,726,525	$ -
Consumer Staples	12,314,576	9,979,637	2,334,939	-
Energy	13,172,336	8,885,280	4,287,056	-
Financials	58,244,722	49,230,615	9,014,107	-
Health Care	19,161,229	9,573,650	9,587,579	-
Industrials	14,157,209	10,540,557	3,616,652	-
Information Technology	3,511,824	3,061,002	450,822	-
Materials	14,108,023	9,094,763	5,013,260	-
Telecommunication Services	14,019,984	13,132,829	887,155	-
Utilities	6,789,113	4,498,544	2,290,569	-
Money Market Funds	1,748,027	1,748,027	-	-
Total Investments in Securities:	$ 176,816,131	$ 136,607,467	$ 40,208,664	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $165,371,182. Net unrealized appreciation aggregated $11,444,949, of which $20,075,164 related to appreciated investment securities and $8,630,215 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

July 31, 2013

1.834741.107

FIV-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 6.4%
Ansell Ltd.	43,208	$ 720,047
Australia & New Zealand Banking Group Ltd.	133,657	3,575,295
Telstra Corp. Ltd.	276,711	1,241,121
Transurban Group unit	123,401	752,031
Westfield Group unit	143,755	1,449,783
Westpac Banking Corp.	128,635	3,571,612
TOTAL AUSTRALIA		11,309,889
Bailiwick of Jersey - 0.8%
Informa PLC	105,010	838,669
Wolseley PLC	13,056	624,841
TOTAL BAILIWICK OF JERSEY		1,463,510
Belgium - 0.8%
KBC Groupe SA	27,054	1,085,137
UCB SA	6,200	357,352
TOTAL BELGIUM		1,442,489
Bermuda - 0.4%
Hongkong Land Holdings Ltd.	117,000	792,090
Cayman Islands - 0.4%
ENN Energy Holdings Ltd.	134,409	744,348
Finland - 1.3%
Nokia Corp. (a)	114,033	450,822
Sampo Oyj (A Shares)	40,934	1,794,888
TOTAL FINLAND		2,245,710
France - 12.3%
Arkema SA	10,039	1,006,328
Atos Origin SA	16,354	1,229,462
BNP Paribas SA	53,204	3,442,382
Carrefour SA	40,136	1,231,821
Havas SA	62,175	470,563
Kering SA	5,042	1,154,382
Pernod Ricard SA	5,657	673,558
Renault SA	17,145	1,349,600
Sanofi SA	61,402	6,427,793
Schneider Electric SA	8,635	687,072
Total SA	80,450	4,287,056
TOTAL FRANCE		21,960,017
Common Stocks - continued
	Shares	Value
Germany - 8.8%
Allianz AG	22,871	$ 3,565,978
BASF AG	34,058	3,020,302
Bayer AG	16,490	1,916,238
Bayerische Motoren Werke AG (BMW)	14,806	1,449,514
Deutsche Post AG	52,778	1,479,392
Fresenius SE & Co. KGaA	8,300	1,047,656
HeidelbergCement Finance AG	13,178	1,012,260
Lanxess AG	6,900	431,478
Siemens AG	15,526	1,705,240
TOTAL GERMANY		15,628,058
Hong Kong - 0.7%
Hysan Development Co. Ltd.	168,000	713,755
Wing Hang Bank Ltd.	57,265	530,888
TOTAL HONG KONG		1,244,643
Japan - 18.8%
AEON Financial Service Co. Ltd.	21,600	630,285
Air Water, Inc.	60,000	881,217
Astellas Pharma, Inc.	20,600	1,104,586
Daikin Industries Ltd.	10,800	450,046
DENSO Corp.	15,500	706,057
Hoya Corp.	49,400	1,066,608
Itochu Corp.	101,300	1,206,371
Japan Exchange Group, Inc.	5,800	544,990
Japan Tobacco, Inc.	43,400	1,518,180
JSR Corp.	49,000	886,814
JTEKT Corp.	63,300	797,149
Kansai Electric Power Co., Inc. (a)	76,500	937,596
KDDI Corp.	32,700	1,806,833
Mitsubishi Electric Corp.	68,000	661,873
Mitsubishi Estate Co. Ltd.	20,000	508,835
MS&AD Insurance Group Holdings, Inc.	33,800	877,536
Nissan Motor Co. Ltd.	183,900	1,920,318
Nitto Denko Corp.	14,700	830,262
ORIX Corp.	101,400	1,506,863
Santen Pharmaceutical Co. Ltd.	20,500	895,082
Sekisui House Ltd.	42,000	543,499
Seven & i Holdings Co., Ltd.	47,500	1,795,016
Seven Bank Ltd.	168,100	623,228
Shinsei Bank Ltd.	403,000	897,293
SoftBank Corp.	18,200	1,159,922
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Corp.	38,400	$ 806,207
Sumitomo Corp.	69,100	925,944
Sumitomo Mitsui Financial Group, Inc.	88,200	4,029,524
Sumitomo Mitsui Trust Holdings, Inc.	281,000	1,297,232
Toshiba Corp.	244,000	1,059,136
USS Co. Ltd.	5,430	649,426
TOTAL JAPAN		33,523,928
Netherlands - 2.9%
AEGON NV	132,905	1,024,082
Koninklijke Philips Electronics NV	59,771	1,911,412
Royal DSM NV	14,608	1,026,102
Unilever NV (Certificaten Van Aandelen) (Bearer)	29,131	1,168,778
TOTAL NETHERLANDS		5,130,374
Norway - 1.6%
DNB ASA	55,929	931,549
Telenor ASA	83,377	1,846,439
TOTAL NORWAY		2,777,988
Singapore - 2.7%
ComfortDelgro Corp. Ltd.	419,000	659,401
Singapore Telecommunications Ltd.	590,000	1,824,527
United Overseas Bank Ltd.	104,480	1,764,284
UOL Group Ltd.	92,000	505,300
TOTAL SINGAPORE		4,753,512
Spain - 3.4%
Amadeus IT Holding SA Class A	22,269	764,932
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	289,786	2,738,478
Iberdrola SA	235,434	1,299,820
Repsol YPF SA	52,108	1,247,101
TOTAL SPAIN		6,050,331
Sweden - 1.6%
Svenska Cellulosa AB (SCA) (B Shares)	35,465	938,566
Svenska Handelsbanken AB (A Shares)	43,732	1,985,943
TOTAL SWEDEN		2,924,509
Switzerland - 6.0%
Novartis AG	43,955	3,159,786
Roche Holding AG (participation certificate)	6,028	1,485,098
Swisscom AG	95	42,447
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	2,964	$ 1,172,001
UBS AG (NY Shares)	116,858	2,298,597
Zurich Insurance Group AG	9,166	2,467,179
TOTAL SWITZERLAND		10,625,108
United Kingdom - 27.5%
Barclays PLC	552,103	2,412,130
BHP Billiton PLC	134,195	3,841,259
BP PLC sponsored ADR	62,272	2,580,552
British American Tobacco PLC (United Kingdom)	21,860	1,166,161
BT Group PLC	171,458	887,155
Bunzl PLC	57,725	1,237,301
Centrica PLC	255,003	1,516,780
Compass Group PLC	99,686	1,361,793
GlaxoSmithKline PLC sponsored ADR	25,975	1,323,686
HSBC Holdings PLC sponsored ADR	128,080	7,268,544
Imperial Tobacco Group PLC	40,546	1,360,674
ITV PLC	460,796	1,181,862
Kingfisher PLC	241,068	1,457,731
Legal & General Group PLC	634,751	1,862,671
National Grid PLC	191,658	2,290,569
Next PLC	12,900	979,244
Prudential PLC	87,184	1,548,371
Reed Elsevier PLC	97,174	1,255,042
Royal Dutch Shell PLC Class A sponsored ADR	73,996	5,057,627
SABMiller PLC	14,000	685,886
Taylor Wimpey PLC	410,600	665,226
Tesco PLC	317,838	1,775,936
Vodafone Group PLC sponsored ADR	174,008	5,211,540
TOTAL UNITED KINGDOM		48,927,740
United States of America - 0.4%
AbbVie, Inc.	15,917	723,905
TOTAL COMMON STOCKS (Cost $160,229,926)		172,268,149
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.6%
Volkswagen AG (Cost $2,319,820)	11,781	2,799,955
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,487,027	$ 1,487,027
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	261,000	261,000
TOTAL MONEY MARKET FUNDS (Cost $1,748,027)		1,748,027
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $164,297,773)		176,816,131
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,018,335
NET ASSETS - 100%		$ 177,834,466
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,692
Fidelity Securities Lending Cash Central Fund	152,740
Total	$ 154,432
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,589,088	$ 16,862,563	$ 2,726,525	$ -
Consumer Staples	12,314,576	9,979,637	2,334,939	-
Energy	13,172,336	8,885,280	4,287,056	-
Financials	58,244,722	49,230,615	9,014,107	-
Health Care	19,161,229	9,573,650	9,587,579	-
Industrials	14,157,209	10,540,557	3,616,652	-
Information Technology	3,511,824	3,061,002	450,822	-
Materials	14,108,023	9,094,763	5,013,260	-
Telecommunication Services	14,019,984	13,132,829	887,155	-
Utilities	6,789,113	4,498,544	2,290,569	-
Money Market Funds	1,748,027	1,748,027	-	-
Total Investments in Securities:	$ 176,816,131	$ 136,607,467	$ 40,208,664	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $165,371,182. Net unrealized appreciation aggregated $11,444,949, of which $20,075,164 related to appreciated investment securities and $8,630,215 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Total International Equity Fund

1.863099.105

ATIE-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 3.4%
Ansell Ltd.	29,923	$ 498,657
Australia & New Zealand Banking Group Ltd.	91,605	2,450,413
Coca-Cola Amatil Ltd.	90,155	1,041,310
CSL Ltd.	32,069	1,904,482
Imdex Ltd.	31,667	21,633
Ramsay Health Care Ltd.	2,307	76,372
Sydney Airport unit	160,711	518,594
Telstra Corp. Ltd.	189,651	850,634
Transurban Group unit	86,645	528,032
Westfield Group unit	99,703	1,005,514
Westpac Banking Corp.	88,163	2,447,888
TOTAL AUSTRALIA		11,343,529
Austria - 0.4%
Andritz AG	25,661	1,384,300
Zumtobel AG	5,300	65,072
TOTAL AUSTRIA		1,449,372
Bailiwick of Jersey - 0.5%
Informa PLC	157,001	1,253,898
Wolseley PLC	9,149	437,858
TOTAL BAILIWICK OF JERSEY		1,691,756
Belgium - 2.0%
Anheuser-Busch InBev SA NV	44,971	4,324,475
Gimv NV	1,803	90,908
KBC Groupe SA	19,004	762,251
UCB SA	4,388	252,913
Umicore SA	24,042	1,083,147
TOTAL BELGIUM		6,513,694
Bermuda - 2.0%
China Foods Ltd.	1,446,000	568,660
Dairy Farm International Holdings Ltd.	62,100	738,990
Hongkong Land Holdings Ltd.	79,000	534,830
Lazard Ltd. Class A	17,900	650,844
Li & Fung Ltd.	406,000	537,104
Pacific Basin Shipping Ltd.	600,000	324,153
Shangri-La Asia Ltd.	270,000	424,725
Texwinca Holdings Ltd.	844,000	821,626
Trinity Ltd.	1,092,000	352,004
Common Stocks - continued
	Shares	Value
Bermuda - continued
Vtech Holdings Ltd.	52,400	$ 801,986
Yue Yuen Industrial (Holdings) Ltd.	386,500	1,063,976
TOTAL BERMUDA		6,818,898
Brazil - 2.4%
Arezzo Industria e Comercio SA	21,900	341,553
Banco Bradesco SA	67,110	908,979
BM&F Bovespa SA	129,500	698,205
BR Malls Participacoes SA	34,400	304,893
Companhia de Bebidas das Americas (AmBev)	34,700	1,307,933
Fleury SA	58,400	496,618
Hypermarcas SA	104,600	756,984
Iguatemi Empresa de Shopping Centers SA	83,800	844,851
Souza Cruz SA	44,800	539,638
Tractebel Energia SA	65,600	1,046,678
Weg SA	49,700	609,990
TOTAL BRAZIL		7,856,322
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	18,923	40,517
Canada - 0.1%
Copper Mountain Mining Corp. (a)	8,100	12,381
Painted Pony Petroleum Ltd. Class A (a)	5,400	39,169
Pason Systems, Inc.	6,200	117,529
Petrominerales Ltd.	2,425	13,198
ShawCor Ltd.	800	35,946
TAG Oil Ltd. (a)	9,000	33,560
TOTAL CANADA		251,783
Cayman Islands - 1.3%
ENN Energy Holdings Ltd.	96,000	531,642
Gourmet Master Co. Ltd.	101,000	587,581
Sands China Ltd.	367,400	1,987,265
SITC International Holdings Co. Ltd.	1,299,000	418,730
Wynn Macau Ltd.	331,200	939,502
TOTAL CAYMAN ISLANDS		4,464,720
Chile - 1.7%
Cencosud SA	163,979	745,141
Compania Cervecerias Unidas SA sponsored ADR (d)	29,700	807,543
Embotelladora Andina SA sponsored ADR	16,700	540,913
Empresa Nacional de Telecomunicaciones SA (ENTEL)	52,105	860,896
Common Stocks - continued
	Shares	Value
Chile - continued
Inversiones Aguas Metropolitanas SA	515,284	$ 973,710
Parque Arauco SA	299,819	640,598
Quinenco SA	288,509	716,486
Sociedad Matriz SAAM SA	5,995,786	528,577
TOTAL CHILE		5,813,864
China - 0.3%
China Oilfield Services Ltd. (H Shares)	332,000	747,424
CITIC Securities Co. Ltd. (H Shares)	225,000	422,985
TOTAL CHINA		1,170,409
Czech Republic - 0.2%
Komercni Banka A/S	4,200	818,266
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	14,900	2,516,908
Spar Nord Bank A/S (a)	8,600	59,541
TOTAL DENMARK		2,576,449
Finland - 0.9%
Nokia Corp. (a)	84,016	332,151
Nokian Tyres PLC	29,458	1,308,536
Sampo Oyj (A Shares)	28,099	1,232,094
Tikkurila Oyj	2,880	63,180
TOTAL FINLAND		2,935,961
France - 6.2%
Alstom SA	12,297	415,854
Arkema SA	6,860	687,659
Atos Origin SA	11,456	861,240
BNP Paribas SA	37,279	2,412,010
Carrefour SA	27,508	844,253
Danone SA	21,480	1,697,410
Havas SA	43,488	329,133
Kering SA	3,413	781,417
Laurent-Perrier Group SA	859	76,280
Pernod Ricard SA	4,043	481,385
Remy Cointreau SA	6,281	650,258
Renault SA	11,950	940,666
Safran SA	21,914	1,286,826
Saft Groupe SA	2,521	62,180
Sanofi SA	54,046	5,657,739
Schneider Electric SA	6,141	488,629
Common Stocks - continued
	Shares	Value
France - continued
Total SA	54,676	$ 2,913,600
Vetoquinol SA	1,500	53,520
Virbac SA	610	121,727
TOTAL FRANCE		20,761,786
Germany - 4.7%
Allianz AG	15,764	2,457,876
alstria office REIT-AG	5,900	69,072
BASF AG	23,343	2,070,084
Bayer AG	11,393	1,323,936
Bayerische Motoren Werke AG (BMW)	10,105	989,284
Bilfinger Berger AG	1,420	134,825
CompuGROUP Holding AG	3,546	86,706
CTS Eventim AG	4,783	215,072
Deutsche Bank AG	10,280	463,766
Deutsche Bank AG (NY Shares)	300	13,497
Deutsche Post AG	36,953	1,035,810
Fielmann AG	1,079	112,539
Fresenius SE & Co. KGaA	5,800	732,097
HeidelbergCement Finance AG	9,343	717,677
Lanxess AG	4,911	307,100
Linde AG	14,949	2,879,696
Siemens AG	10,790	1,185,079
Siemens AG sponsored ADR	6,369	703,520
TOTAL GERMANY		15,497,636
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	3,112	56,719
Hong Kong - 1.3%
Cathay Pacific Airways Ltd.	326,000	603,610
China Insurance International Holdings Co. Ltd. (a)	499,600	694,426
Dah Chong Hong Holdings Ltd.	726,000	549,489
Hang Lung Properties Ltd.	152,000	492,908
HKT Trust / HKT Ltd. unit	618,000	604,804
Hysan Development Co. Ltd.	118,000	501,328
Lenovo Group Ltd.	522,000	475,855
Wing Hang Bank Ltd.	39,562	366,768
TOTAL HONG KONG		4,289,188
Hungary - 0.2%
Richter Gedeon PLC	40,700	625,863
Common Stocks - continued
	Shares	Value
India - 2.8%
Aditya Birla Nuvo Ltd.	29,898	$ 572,486
Bharat Heavy Electricals Ltd.	225,274	585,997
Bharti Airtel Ltd.	118,184	669,039
Cipla Ltd.	146,926	966,469
Container Corp. of India Ltd.	30,852	503,604
Hindalco Industries Ltd.	280,609	415,461
Housing Development Finance Corp. Ltd.	104,526	1,374,872
Infosys Ltd.	31,509	1,546,429
Infrastructure Development Finance Co. Ltd.	237,218	426,840
Jyothy Laboratories Ltd.	29,119	78,474
Larsen & Toubro Ltd.	42,187	587,277
NTPC Ltd.	514,652	1,105,333
Punjab National Bank	47,929	468,876
TOTAL INDIA		9,301,157
Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	669,000	537,023
Ireland - 0.6%
CRH PLC sponsored ADR	31,100	656,521
FBD Holdings PLC	5,172	110,777
James Hardie Industries PLC:
CDI	8,082	67,124
sponsored ADR	24,755	1,028,323
TOTAL IRELAND		1,862,745
Israel - 0.2%
Azrieli Group	14,096	439,406
Ituran Location & Control Ltd.	3,261	58,372
Strauss Group Ltd.	2,359	40,706
TOTAL ISRAEL		538,484
Italy - 0.4%
Azimut Holding SpA	8,114	182,426
Beni Stabili SpA SIIQ	107,812	69,907
Interpump Group SpA	53,591	531,146
Prada SpA	60,600	565,713
TOTAL ITALY		1,349,192
Japan - 14.2%
AEON Financial Service Co. Ltd.	15,100	440,616
AEON Mall Co. Ltd.	22,830	569,409
Air Water, Inc.	45,500	668,257
Common Stocks - continued
	Shares	Value
Japan - continued
Anicom Holdings, Inc. (a)	2,500	$ 32,479
Aozora Bank Ltd.	229,000	708,681
ARNEST ONE Corp.	1,800	34,121
Artnature, Inc.	4,000	87,836
Asahi Co. Ltd.	4,000	64,059
Astellas Pharma, Inc.	14,400	772,138
Autobacs Seven Co. Ltd.	27,400	402,423
Azbil Corp.	4,100	88,063
Cosmos Pharmaceutical Corp.	700	74,425
Daikin Industries Ltd.	7,500	312,532
Daikokutenbussan Co. Ltd.	5,000	146,819
DENSO Corp.	91,100	4,149,790
East Japan Railway Co.	3,800	306,220
Fanuc Corp.	5,700	865,101
Fast Retailing Co. Ltd.	3,800	1,302,114
FCC Co. Ltd.	6,700	156,226
GCA Savvian Group Corp.	4,700	43,011
Glory Ltd.	2,000	46,982
Goldcrest Co. Ltd.	5,960	144,145
Hajime Construction Co. Ltd.	300	15,504
Harmonic Drive Systems, Inc.	3,000	63,395
Hoya Corp.	34,600	747,057
Itochu Corp.	71,200	847,913
Iwatsuka Confectionary Co. Ltd.	1,200	51,966
Japan Exchange Group, Inc.	4,200	394,648
Japan Tobacco, Inc.	69,300	2,424,190
JSR Corp.	34,400	622,580
JTEKT Corp.	45,300	570,472
Kamigumi Co. Ltd.	6,000	49,821
Kansai Electric Power Co., Inc. (a)	53,600	656,930
KDDI Corp.	22,400	1,237,708
Keyence Corp.	5,921	1,935,165
Kobayashi Pharmaceutical Co. Ltd.	7,300	380,993
Kyoto Kimono Yuzen Co. Ltd.	2,800	30,600
Lasertec Corp.	5,200	57,677
Meiko Network Japan Co. Ltd.	3,700	47,048
Miraial Co. Ltd.	2,400	37,014
Mitsubishi Electric Corp.	47,000	457,471
Mitsubishi Estate Co. Ltd.	14,000	356,184
Mitsui Fudosan Co. Ltd.	60,000	1,815,749
MS&AD Insurance Group Holdings, Inc.	24,100	625,699
Nabtesco Corp.	3,000	62,966
Common Stocks - continued
	Shares	Value
Japan - continued
Nagaileben Co. Ltd.	5,100	$ 85,113
Nihon M&A Center, Inc.	3,200	214,074
Nihon Parkerizing Co. Ltd.	7,000	139,128
Nippon Seiki Co. Ltd.	7,000	103,595
Nippon Thompson Co. Ltd.	11,000	52,691
Nissan Motor Co. Ltd.	128,800	1,344,954
Nitto Denko Corp.	10,400	587,397
Nomura Holdings, Inc.	44,400	337,319
NS Tool Co. Ltd.	1,900	35,706
Obic Co. Ltd.	380	106,769
ORIX Corp.	71,100	1,056,588
OSG Corp.	10,000	153,610
Santen Pharmaceutical Co. Ltd.	14,400	628,741
Sekisui House Ltd.	30,000	388,214
Seven & i Holdings Co., Ltd.	33,200	1,254,622
Seven Bank Ltd.	339,600	1,259,062
Shinsei Bank Ltd.	540,000	1,202,329
SHO-BOND Holdings Co. Ltd.	18,500	723,675
Shoei Co. Ltd.	5,900	52,245
SMC Corp.	2,500	530,334
SoftBank Corp.	41,900	2,670,371
Sony Corp.	26,900	564,765
Sumitomo Corp.	48,500	649,903
Sumitomo Mitsui Financial Group, Inc.	61,700	2,818,840
Sumitomo Mitsui Trust Holdings, Inc.	192,000	886,365
Techno Medica Co. Ltd.	6	37,381
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	119,538
Tocalo Co. Ltd.	2,800	37,034
Toshiba Corp.	171,000	742,263
Tsutsumi Jewelry Co. Ltd.	2,000	46,165
Unicharm Corp.	11,000	586,457
USS Co. Ltd.	18,180	2,174,321
Workman Co. Ltd.	2,000	78,439
Yamato Kogyo Co. Ltd.	25,500	828,210
TOTAL JAPAN		47,400,415
Korea (South) - 2.9%
AMOREPACIFIC Corp.	212	178,852
Coway Co. Ltd.	2,497	133,327
E-Mart Co. Ltd.	5,709	1,074,533
Kiwoom Securities Co. Ltd.	17,426	880,837
Korea Electric Power Corp. (a)	31,810	811,855
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Plant Service & Engineering Co. Ltd.	19,105	$ 930,002
KT Corp.	22,630	732,076
LG Corp.	18,324	1,064,837
LG Household & Health Care Ltd.	1,485	782,344
NHN Corp.	1,887	492,867
NICE Holdings Co. Ltd.	6,000	59,535
NICE Information Service Co. Ltd.	15,000	38,578
Samsung Fire & Marine Insurance Co. Ltd.	3,449	736,638
Shinhan Financial Group Co. Ltd.	32,090	1,169,463
TK Corp. (a)	28,197	629,834
TOTAL KOREA (SOUTH)		9,715,578
Luxembourg - 0.2%
Millicom International Cellular SA (depository receipt)	9,600	766,598
Malaysia - 0.7%
Axiata Group Bhd	351,700	735,575
British American Tobacco (Malaysia) Bhd	8,000	151,055
Public Bank Bhd	144,000	765,575
YTL Corp. Bhd	1,217,600	626,334
TOTAL MALAYSIA		2,278,539
Mexico - 1.4%
America Movil S.A.B. de CV Series L	1,306,800	1,375,067
Consorcio ARA SA de CV (a)	2,003,000	762,137
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	15,833	1,575,225
Grupo Televisa SA de CV	156,800	847,913
TOTAL MEXICO		4,560,342
Netherlands - 1.9%
Aalberts Industries NV	7,600	191,496
AEGON NV	93,119	717,516
ASM International NV (depositary receipt)	2,350	73,790
ASML Holding NV	26,376	2,371,202
Heijmans NV (Certificaten Van Aandelen)	6,981	74,149
Koninklijke Philips Electronics NV	41,209	1,317,820
Royal DSM NV	10,056	706,358
Unilever NV (Certificaten Van Aandelen) (Bearer)	20,400	818,478
VastNed Retail NV	1,645	70,084
TOTAL NETHERLANDS		6,340,893
Common Stocks - continued
	Shares	Value
Norway - 0.6%
DNB ASA	39,305	$ 654,661
Telenor ASA	57,208	1,266,909
TOTAL NORWAY		1,921,570
Philippines - 0.0%
Jollibee Food Corp.	21,060	75,128
Poland - 0.2%
Warsaw Stock Exchange	60,438	695,863
Portugal - 0.4%
Jeronimo Martins SGPS SA	60,169	1,188,681
Singapore - 1.0%
ComfortDelgro Corp. Ltd.	297,000	467,404
Singapore Telecommunications Ltd.	404,000	1,249,337
United Overseas Bank Ltd.	71,746	1,211,527
UOL Group Ltd.	64,000	351,513
TOTAL SINGAPORE		3,279,781
South Africa - 2.6%
African Bank Investments Ltd.	356,106	525,198
Bidvest Group Ltd.	30,200	746,896
City Lodge Hotels Ltd.	2,700	35,496
Clicks Group Ltd.	118,211	687,782
Mr Price Group Ltd.	2,400	31,309
Nampak Ltd.	23,130	74,791
Naspers Ltd. Class N	24,000	2,009,184
Remgro Ltd.	33,200	636,035
Sasol Ltd.	19,400	891,324
Shoprite Holdings Ltd.	46,100	779,712
Standard Bank Group Ltd.	87,671	982,061
Tiger Brands Ltd.	36,900	1,152,015
TOTAL SOUTH AFRICA		8,551,803
Spain - 1.9%
Amadeus IT Holding SA Class A	15,957	548,117
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	198,576	1,876,543
Grifols SA	1,546	65,219
Iberdrola SA	165,117	911,603
Inditex SA	11,969	1,595,481
Prosegur Compania de Seguridad SA (Reg.)	74,476	384,427
Repsol YPF SA	36,512	873,842
TOTAL SPAIN		6,255,232
Common Stocks - continued
	Shares	Value
Sweden - 2.9%
ASSA ABLOY AB (B Shares)	30,400	$ 1,346,002
Atlas Copco AB (A Shares)	49,759	1,298,529
Fagerhult AB	12,985	354,599
H&M Hennes & Mauritz AB (B Shares)	44,086	1,642,196
Intrum Justitia AB	27,963	712,143
SKF AB (B Shares)	31,900	884,840
Svenska Cellulosa AB (SCA) (B Shares)	24,876	658,333
Svenska Handelsbanken AB (A Shares)	42,931	1,949,568
Swedish Match Co. AB	20,050	749,012
TOTAL SWEDEN		9,595,222
Switzerland - 6.6%
Nestle SA	85,360	5,777,380
Novartis AG	47,751	3,432,668
Roche Holding AG (participation certificate)	18,429	4,540,291
Schindler Holding AG:
(participation certificate)	5,270	754,525
(Reg.)	1,620	226,165
Swatch Group AG (Bearer)	940	558,647
Swisscom AG	66	29,489
Syngenta AG (Switzerland)	2,083	823,643
UBS AG (NY Shares)	214,197	4,213,255
Zehnder Group AG	1,363	56,114
Zurich Insurance Group AG	6,357	1,711,091
TOTAL SWITZERLAND		22,123,268
Taiwan - 2.5%
Chroma ATE, Inc.	341,116	713,051
CTCI Corp.	365,000	657,110
Delta Electronics, Inc.	105,000	509,335
E.SUN Financial Holdings Co. Ltd.	1,561,350	1,041,074
King Slide Works Co. Ltd.	66,000	589,698
Standard Foods Corp.	226,550	685,050
Taiwan Mobile Co. Ltd.	253,000	919,387
Taiwan Semiconductor Manufacturing Co. Ltd.	510,035	1,733,979
Unified-President Enterprises Corp.	419,800	856,535
Wowprime Corp.	43,200	594,099
TOTAL TAIWAN		8,299,318
Thailand - 0.2%
PTT Exploration and Production PCL (For. Reg.)	129,200	643,525
Common Stocks - continued
	Shares	Value
Turkey - 1.6%
Albaraka Turk Katilim Bankasi A/S	113,907	$ 107,673
Anadolu Efes Biracilik Ve Malt Sanayii A/S	55,000	758,542
Asya Katilim Bankasi A/S (a)	36,000	36,261
Boyner Buyuk Magazacilik A/S (a)	42,049	126,411
Coca-Cola Icecek A/S	49,989	1,407,268
Enka Insaat ve Sanayi A/S	277,062	767,092
Tupras Turkiye Petrol Rafinelleri A/S	21,313	455,775
Turkiye Garanti Bankasi A/S	429,143	1,680,262
TOTAL TURKEY		5,339,284
United Kingdom - 17.9%
Babcock International Group PLC	50,400	900,884
Barclays PLC	378,398	1,653,215
Barclays PLC sponsored ADR	38,667	675,899
Bellway PLC	6,928	145,441
Berendsen PLC	7,328	91,077
BG Group PLC	107,227	1,935,408
BHP Billiton PLC	91,974	2,632,706
BHP Billiton PLC ADR	15,600	891,384
BP PLC sponsored ADR	42,645	1,767,209
British American Tobacco PLC (United Kingdom)	15,340	818,340
Britvic PLC	12,317	101,931
BT Group PLC	120,084	621,337
Bunzl PLC	40,457	867,172
Centrica PLC	177,525	1,055,934
Compass Group PLC	70,014	956,449
Dechra Pharmaceuticals PLC	11,000	114,291
Derwent London PLC	1,900	69,687
Elementis PLC	32,808	125,122
Fenner PLC	8,953	47,043
GlaxoSmithKline PLC sponsored ADR	77,597	3,954,343
Great Portland Estates PLC	17,772	150,318
H&T Group PLC	7,714	20,067
Hilton Food Group PLC	700	4,334
HSBC Holdings PLC sponsored ADR	86,950	4,934,413
Imperial Tobacco Group PLC	27,789	932,565
InterContinental Hotel Group PLC ADR	54,247	1,568,281
ITV PLC	325,019	833,618
Johnson Matthey PLC	31,577	1,361,835
Kingfisher PLC	166,127	1,004,565
Legal & General Group PLC	435,043	1,276,630
Meggitt PLC	18,598	154,900
Common Stocks - continued
	Shares	Value
United Kingdom - continued
National Grid PLC	131,391	$ 1,570,298
Next PLC	8,900	675,602
Persimmon PLC	5,537	104,110
Prudential PLC	142,216	2,525,728
Reckitt Benckiser Group PLC	27,551	1,961,061
Reed Elsevier PLC	68,034	878,687
Rexam PLC	86,188	644,816
Rolls-Royce Group PLC	99,352	1,775,886
Rotork PLC	22,203	897,099
Royal Dutch Shell PLC Class A sponsored ADR	50,200	3,431,170
SABMiller PLC	55,654	2,726,593
Serco Group PLC	101,455	967,702
Shaftesbury PLC	49,537	476,264
Spectris PLC	4,870	156,319
Spirax-Sarco Engineering PLC	5,107	222,583
Standard Chartered PLC (United Kingdom)	103,943	2,410,590
Taylor Wimpey PLC	287,700	466,112
Ted Baker PLC	3,575	103,603
Tesco PLC	222,504	1,243,252
Tullow Oil PLC	36,700	579,514
Ultra Electronics Holdings PLC	5,001	138,157
Unite Group PLC	91,402	542,694
Vodafone Group PLC sponsored ADR	118,132	3,538,053
TOTAL UNITED KINGDOM		59,702,291
United States of America - 6.0%
AbbVie, Inc.	11,409	518,881
Albemarle Corp.	5,263	326,359
Allergan, Inc.	5,400	492,048
ANSYS, Inc. (a)	500	39,920
Autoliv, Inc.	16,754	1,369,975
Berkshire Hathaway, Inc. Class B (a)	4,316	500,095
BorgWarner, Inc.	13,597	1,297,562
BPZ Energy, Inc. (a)	15,547	37,468
Broadridge Financial Solutions, Inc.	2,340	67,720
Cummins, Inc.	6,191	750,287
Dril-Quip, Inc. (a)	1,070	97,274
Evercore Partners, Inc. Class A	2,360	111,911
FMC Technologies, Inc. (a)	9,903	527,830
Google, Inc. Class A (a)	550	488,180
Greenhill & Co., Inc.	1,420	71,483
Kansas City Southern	617	66,482
Common Stocks - continued
	Shares	Value
United States of America - continued
Kennedy-Wilson Holdings, Inc.	3,483	$ 59,559
KLA-Tencor Corp.	9,500	556,985
Martin Marietta Materials, Inc.	7,680	764,928
MasterCard, Inc. Class A	2,709	1,654,142
Mead Johnson Nutrition Co. Class A	19,800	1,442,232
Mohawk Industries, Inc. (a)	6,735	801,398
National Oilwell Varco, Inc.	9,546	669,843
Oceaneering International, Inc.	1,150	93,254
Philip Morris International, Inc.	14,500	1,293,110
PriceSmart, Inc.	8,950	814,719
ResMed, Inc.	17,820	849,123
Solera Holdings, Inc.	11,352	646,042
SS&C Technologies Holdings, Inc. (a)	19,554	699,642
Union Pacific Corp.	6,600	1,046,694
Universal Display Corp. (a)(d)	2,414	69,885
Visa, Inc. Class A	9,001	1,593,267
TOTAL UNITED STATES OF AMERICA		19,818,298
TOTAL COMMON STOCKS (Cost $289,804,069)		327,116,962
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.2%
Banco ABC Brasil SA	9,994	52,569
Banco Pine SA	6,506	29,203
Klabin SA (PN) (non-vtg.)	130,000	631,381
TOTAL BRAZIL		713,153
Germany - 0.6%
Sartorius AG (non-vtg.)	600	65,709
Volkswagen AG	8,090	1,922,726
TOTAL GERMANY		1,988,435
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,365,643)		2,701,588
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,790,408	$ 1,790,408
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	653,580	653,580
TOTAL MONEY MARKET FUNDS (Cost $2,443,988)		2,443,988
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $294,613,700)		332,262,538
NET OTHER ASSETS (LIABILITIES) - 0.2%		695,663
NET ASSETS - 100%		$ 332,958,201
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,758
Fidelity Securities Lending Cash Central Fund	109,033
Total	$ 115,791
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,595,123	$ 43,685,404	$ 1,909,719	$ -
Consumer Staples	50,866,595	39,127,922	11,738,673	-
Energy	15,903,862	12,098,938	3,804,924	-
Financials	75,317,098	65,162,375	10,154,723	-
Health Care	30,869,953	21,779,546	9,090,407	-
Industrials	42,330,446	39,827,547	2,502,899	-
Information Technology	19,462,221	15,356,795	3,612,559	492,867
Materials	22,055,655	18,599,306	3,456,349	-
Telecommunication Services	18,127,280	16,773,867	1,353,413	-
Utilities	9,290,317	6,908,164	2,382,153	-
Money Market Funds	2,443,988	2,443,988	-	-
Total Investments in Securities:	$ 332,262,538	$ 281,763,852	$ 50,005,819	$ 492,867

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 6,703,183
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $295,698,176. Net unrealized appreciation aggregated $36,564,362, of which $47,444,153 related to appreciated investment securities and $10,879,791 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total International
Equity Fund

July 31, 2013

1.863105.105

TIE-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 3.4%
Ansell Ltd.	29,923	$ 498,657
Australia & New Zealand Banking Group Ltd.	91,605	2,450,413
Coca-Cola Amatil Ltd.	90,155	1,041,310
CSL Ltd.	32,069	1,904,482
Imdex Ltd.	31,667	21,633
Ramsay Health Care Ltd.	2,307	76,372
Sydney Airport unit	160,711	518,594
Telstra Corp. Ltd.	189,651	850,634
Transurban Group unit	86,645	528,032
Westfield Group unit	99,703	1,005,514
Westpac Banking Corp.	88,163	2,447,888
TOTAL AUSTRALIA		11,343,529
Austria - 0.4%
Andritz AG	25,661	1,384,300
Zumtobel AG	5,300	65,072
TOTAL AUSTRIA		1,449,372
Bailiwick of Jersey - 0.5%
Informa PLC	157,001	1,253,898
Wolseley PLC	9,149	437,858
TOTAL BAILIWICK OF JERSEY		1,691,756
Belgium - 2.0%
Anheuser-Busch InBev SA NV	44,971	4,324,475
Gimv NV	1,803	90,908
KBC Groupe SA	19,004	762,251
UCB SA	4,388	252,913
Umicore SA	24,042	1,083,147
TOTAL BELGIUM		6,513,694
Bermuda - 2.0%
China Foods Ltd.	1,446,000	568,660
Dairy Farm International Holdings Ltd.	62,100	738,990
Hongkong Land Holdings Ltd.	79,000	534,830
Lazard Ltd. Class A	17,900	650,844
Li & Fung Ltd.	406,000	537,104
Pacific Basin Shipping Ltd.	600,000	324,153
Shangri-La Asia Ltd.	270,000	424,725
Texwinca Holdings Ltd.	844,000	821,626
Trinity Ltd.	1,092,000	352,004
Common Stocks - continued
	Shares	Value
Bermuda - continued
Vtech Holdings Ltd.	52,400	$ 801,986
Yue Yuen Industrial (Holdings) Ltd.	386,500	1,063,976
TOTAL BERMUDA		6,818,898
Brazil - 2.4%
Arezzo Industria e Comercio SA	21,900	341,553
Banco Bradesco SA	67,110	908,979
BM&F Bovespa SA	129,500	698,205
BR Malls Participacoes SA	34,400	304,893
Companhia de Bebidas das Americas (AmBev)	34,700	1,307,933
Fleury SA	58,400	496,618
Hypermarcas SA	104,600	756,984
Iguatemi Empresa de Shopping Centers SA	83,800	844,851
Souza Cruz SA	44,800	539,638
Tractebel Energia SA	65,600	1,046,678
Weg SA	49,700	609,990
TOTAL BRAZIL		7,856,322
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	18,923	40,517
Canada - 0.1%
Copper Mountain Mining Corp. (a)	8,100	12,381
Painted Pony Petroleum Ltd. Class A (a)	5,400	39,169
Pason Systems, Inc.	6,200	117,529
Petrominerales Ltd.	2,425	13,198
ShawCor Ltd.	800	35,946
TAG Oil Ltd. (a)	9,000	33,560
TOTAL CANADA		251,783
Cayman Islands - 1.3%
ENN Energy Holdings Ltd.	96,000	531,642
Gourmet Master Co. Ltd.	101,000	587,581
Sands China Ltd.	367,400	1,987,265
SITC International Holdings Co. Ltd.	1,299,000	418,730
Wynn Macau Ltd.	331,200	939,502
TOTAL CAYMAN ISLANDS		4,464,720
Chile - 1.7%
Cencosud SA	163,979	745,141
Compania Cervecerias Unidas SA sponsored ADR (d)	29,700	807,543
Embotelladora Andina SA sponsored ADR	16,700	540,913
Empresa Nacional de Telecomunicaciones SA (ENTEL)	52,105	860,896
Common Stocks - continued
	Shares	Value
Chile - continued
Inversiones Aguas Metropolitanas SA	515,284	$ 973,710
Parque Arauco SA	299,819	640,598
Quinenco SA	288,509	716,486
Sociedad Matriz SAAM SA	5,995,786	528,577
TOTAL CHILE		5,813,864
China - 0.3%
China Oilfield Services Ltd. (H Shares)	332,000	747,424
CITIC Securities Co. Ltd. (H Shares)	225,000	422,985
TOTAL CHINA		1,170,409
Czech Republic - 0.2%
Komercni Banka A/S	4,200	818,266
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	14,900	2,516,908
Spar Nord Bank A/S (a)	8,600	59,541
TOTAL DENMARK		2,576,449
Finland - 0.9%
Nokia Corp. (a)	84,016	332,151
Nokian Tyres PLC	29,458	1,308,536
Sampo Oyj (A Shares)	28,099	1,232,094
Tikkurila Oyj	2,880	63,180
TOTAL FINLAND		2,935,961
France - 6.2%
Alstom SA	12,297	415,854
Arkema SA	6,860	687,659
Atos Origin SA	11,456	861,240
BNP Paribas SA	37,279	2,412,010
Carrefour SA	27,508	844,253
Danone SA	21,480	1,697,410
Havas SA	43,488	329,133
Kering SA	3,413	781,417
Laurent-Perrier Group SA	859	76,280
Pernod Ricard SA	4,043	481,385
Remy Cointreau SA	6,281	650,258
Renault SA	11,950	940,666
Safran SA	21,914	1,286,826
Saft Groupe SA	2,521	62,180
Sanofi SA	54,046	5,657,739
Schneider Electric SA	6,141	488,629
Common Stocks - continued
	Shares	Value
France - continued
Total SA	54,676	$ 2,913,600
Vetoquinol SA	1,500	53,520
Virbac SA	610	121,727
TOTAL FRANCE		20,761,786
Germany - 4.7%
Allianz AG	15,764	2,457,876
alstria office REIT-AG	5,900	69,072
BASF AG	23,343	2,070,084
Bayer AG	11,393	1,323,936
Bayerische Motoren Werke AG (BMW)	10,105	989,284
Bilfinger Berger AG	1,420	134,825
CompuGROUP Holding AG	3,546	86,706
CTS Eventim AG	4,783	215,072
Deutsche Bank AG	10,280	463,766
Deutsche Bank AG (NY Shares)	300	13,497
Deutsche Post AG	36,953	1,035,810
Fielmann AG	1,079	112,539
Fresenius SE & Co. KGaA	5,800	732,097
HeidelbergCement Finance AG	9,343	717,677
Lanxess AG	4,911	307,100
Linde AG	14,949	2,879,696
Siemens AG	10,790	1,185,079
Siemens AG sponsored ADR	6,369	703,520
TOTAL GERMANY		15,497,636
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	3,112	56,719
Hong Kong - 1.3%
Cathay Pacific Airways Ltd.	326,000	603,610
China Insurance International Holdings Co. Ltd. (a)	499,600	694,426
Dah Chong Hong Holdings Ltd.	726,000	549,489
Hang Lung Properties Ltd.	152,000	492,908
HKT Trust / HKT Ltd. unit	618,000	604,804
Hysan Development Co. Ltd.	118,000	501,328
Lenovo Group Ltd.	522,000	475,855
Wing Hang Bank Ltd.	39,562	366,768
TOTAL HONG KONG		4,289,188
Hungary - 0.2%
Richter Gedeon PLC	40,700	625,863
Common Stocks - continued
	Shares	Value
India - 2.8%
Aditya Birla Nuvo Ltd.	29,898	$ 572,486
Bharat Heavy Electricals Ltd.	225,274	585,997
Bharti Airtel Ltd.	118,184	669,039
Cipla Ltd.	146,926	966,469
Container Corp. of India Ltd.	30,852	503,604
Hindalco Industries Ltd.	280,609	415,461
Housing Development Finance Corp. Ltd.	104,526	1,374,872
Infosys Ltd.	31,509	1,546,429
Infrastructure Development Finance Co. Ltd.	237,218	426,840
Jyothy Laboratories Ltd.	29,119	78,474
Larsen & Toubro Ltd.	42,187	587,277
NTPC Ltd.	514,652	1,105,333
Punjab National Bank	47,929	468,876
TOTAL INDIA		9,301,157
Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	669,000	537,023
Ireland - 0.6%
CRH PLC sponsored ADR	31,100	656,521
FBD Holdings PLC	5,172	110,777
James Hardie Industries PLC:
CDI	8,082	67,124
sponsored ADR	24,755	1,028,323
TOTAL IRELAND		1,862,745
Israel - 0.2%
Azrieli Group	14,096	439,406
Ituran Location & Control Ltd.	3,261	58,372
Strauss Group Ltd.	2,359	40,706
TOTAL ISRAEL		538,484
Italy - 0.4%
Azimut Holding SpA	8,114	182,426
Beni Stabili SpA SIIQ	107,812	69,907
Interpump Group SpA	53,591	531,146
Prada SpA	60,600	565,713
TOTAL ITALY		1,349,192
Japan - 14.2%
AEON Financial Service Co. Ltd.	15,100	440,616
AEON Mall Co. Ltd.	22,830	569,409
Air Water, Inc.	45,500	668,257
Common Stocks - continued
	Shares	Value
Japan - continued
Anicom Holdings, Inc. (a)	2,500	$ 32,479
Aozora Bank Ltd.	229,000	708,681
ARNEST ONE Corp.	1,800	34,121
Artnature, Inc.	4,000	87,836
Asahi Co. Ltd.	4,000	64,059
Astellas Pharma, Inc.	14,400	772,138
Autobacs Seven Co. Ltd.	27,400	402,423
Azbil Corp.	4,100	88,063
Cosmos Pharmaceutical Corp.	700	74,425
Daikin Industries Ltd.	7,500	312,532
Daikokutenbussan Co. Ltd.	5,000	146,819
DENSO Corp.	91,100	4,149,790
East Japan Railway Co.	3,800	306,220
Fanuc Corp.	5,700	865,101
Fast Retailing Co. Ltd.	3,800	1,302,114
FCC Co. Ltd.	6,700	156,226
GCA Savvian Group Corp.	4,700	43,011
Glory Ltd.	2,000	46,982
Goldcrest Co. Ltd.	5,960	144,145
Hajime Construction Co. Ltd.	300	15,504
Harmonic Drive Systems, Inc.	3,000	63,395
Hoya Corp.	34,600	747,057
Itochu Corp.	71,200	847,913
Iwatsuka Confectionary Co. Ltd.	1,200	51,966
Japan Exchange Group, Inc.	4,200	394,648
Japan Tobacco, Inc.	69,300	2,424,190
JSR Corp.	34,400	622,580
JTEKT Corp.	45,300	570,472
Kamigumi Co. Ltd.	6,000	49,821
Kansai Electric Power Co., Inc. (a)	53,600	656,930
KDDI Corp.	22,400	1,237,708
Keyence Corp.	5,921	1,935,165
Kobayashi Pharmaceutical Co. Ltd.	7,300	380,993
Kyoto Kimono Yuzen Co. Ltd.	2,800	30,600
Lasertec Corp.	5,200	57,677
Meiko Network Japan Co. Ltd.	3,700	47,048
Miraial Co. Ltd.	2,400	37,014
Mitsubishi Electric Corp.	47,000	457,471
Mitsubishi Estate Co. Ltd.	14,000	356,184
Mitsui Fudosan Co. Ltd.	60,000	1,815,749
MS&AD Insurance Group Holdings, Inc.	24,100	625,699
Nabtesco Corp.	3,000	62,966
Common Stocks - continued
	Shares	Value
Japan - continued
Nagaileben Co. Ltd.	5,100	$ 85,113
Nihon M&A Center, Inc.	3,200	214,074
Nihon Parkerizing Co. Ltd.	7,000	139,128
Nippon Seiki Co. Ltd.	7,000	103,595
Nippon Thompson Co. Ltd.	11,000	52,691
Nissan Motor Co. Ltd.	128,800	1,344,954
Nitto Denko Corp.	10,400	587,397
Nomura Holdings, Inc.	44,400	337,319
NS Tool Co. Ltd.	1,900	35,706
Obic Co. Ltd.	380	106,769
ORIX Corp.	71,100	1,056,588
OSG Corp.	10,000	153,610
Santen Pharmaceutical Co. Ltd.	14,400	628,741
Sekisui House Ltd.	30,000	388,214
Seven & i Holdings Co., Ltd.	33,200	1,254,622
Seven Bank Ltd.	339,600	1,259,062
Shinsei Bank Ltd.	540,000	1,202,329
SHO-BOND Holdings Co. Ltd.	18,500	723,675
Shoei Co. Ltd.	5,900	52,245
SMC Corp.	2,500	530,334
SoftBank Corp.	41,900	2,670,371
Sony Corp.	26,900	564,765
Sumitomo Corp.	48,500	649,903
Sumitomo Mitsui Financial Group, Inc.	61,700	2,818,840
Sumitomo Mitsui Trust Holdings, Inc.	192,000	886,365
Techno Medica Co. Ltd.	6	37,381
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	119,538
Tocalo Co. Ltd.	2,800	37,034
Toshiba Corp.	171,000	742,263
Tsutsumi Jewelry Co. Ltd.	2,000	46,165
Unicharm Corp.	11,000	586,457
USS Co. Ltd.	18,180	2,174,321
Workman Co. Ltd.	2,000	78,439
Yamato Kogyo Co. Ltd.	25,500	828,210
TOTAL JAPAN		47,400,415
Korea (South) - 2.9%
AMOREPACIFIC Corp.	212	178,852
Coway Co. Ltd.	2,497	133,327
E-Mart Co. Ltd.	5,709	1,074,533
Kiwoom Securities Co. Ltd.	17,426	880,837
Korea Electric Power Corp. (a)	31,810	811,855
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Plant Service & Engineering Co. Ltd.	19,105	$ 930,002
KT Corp.	22,630	732,076
LG Corp.	18,324	1,064,837
LG Household & Health Care Ltd.	1,485	782,344
NHN Corp.	1,887	492,867
NICE Holdings Co. Ltd.	6,000	59,535
NICE Information Service Co. Ltd.	15,000	38,578
Samsung Fire & Marine Insurance Co. Ltd.	3,449	736,638
Shinhan Financial Group Co. Ltd.	32,090	1,169,463
TK Corp. (a)	28,197	629,834
TOTAL KOREA (SOUTH)		9,715,578
Luxembourg - 0.2%
Millicom International Cellular SA (depository receipt)	9,600	766,598
Malaysia - 0.7%
Axiata Group Bhd	351,700	735,575
British American Tobacco (Malaysia) Bhd	8,000	151,055
Public Bank Bhd	144,000	765,575
YTL Corp. Bhd	1,217,600	626,334
TOTAL MALAYSIA		2,278,539
Mexico - 1.4%
America Movil S.A.B. de CV Series L	1,306,800	1,375,067
Consorcio ARA SA de CV (a)	2,003,000	762,137
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	15,833	1,575,225
Grupo Televisa SA de CV	156,800	847,913
TOTAL MEXICO		4,560,342
Netherlands - 1.9%
Aalberts Industries NV	7,600	191,496
AEGON NV	93,119	717,516
ASM International NV (depositary receipt)	2,350	73,790
ASML Holding NV	26,376	2,371,202
Heijmans NV (Certificaten Van Aandelen)	6,981	74,149
Koninklijke Philips Electronics NV	41,209	1,317,820
Royal DSM NV	10,056	706,358
Unilever NV (Certificaten Van Aandelen) (Bearer)	20,400	818,478
VastNed Retail NV	1,645	70,084
TOTAL NETHERLANDS		6,340,893
Common Stocks - continued
	Shares	Value
Norway - 0.6%
DNB ASA	39,305	$ 654,661
Telenor ASA	57,208	1,266,909
TOTAL NORWAY		1,921,570
Philippines - 0.0%
Jollibee Food Corp.	21,060	75,128
Poland - 0.2%
Warsaw Stock Exchange	60,438	695,863
Portugal - 0.4%
Jeronimo Martins SGPS SA	60,169	1,188,681
Singapore - 1.0%
ComfortDelgro Corp. Ltd.	297,000	467,404
Singapore Telecommunications Ltd.	404,000	1,249,337
United Overseas Bank Ltd.	71,746	1,211,527
UOL Group Ltd.	64,000	351,513
TOTAL SINGAPORE		3,279,781
South Africa - 2.6%
African Bank Investments Ltd.	356,106	525,198
Bidvest Group Ltd.	30,200	746,896
City Lodge Hotels Ltd.	2,700	35,496
Clicks Group Ltd.	118,211	687,782
Mr Price Group Ltd.	2,400	31,309
Nampak Ltd.	23,130	74,791
Naspers Ltd. Class N	24,000	2,009,184
Remgro Ltd.	33,200	636,035
Sasol Ltd.	19,400	891,324
Shoprite Holdings Ltd.	46,100	779,712
Standard Bank Group Ltd.	87,671	982,061
Tiger Brands Ltd.	36,900	1,152,015
TOTAL SOUTH AFRICA		8,551,803
Spain - 1.9%
Amadeus IT Holding SA Class A	15,957	548,117
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	198,576	1,876,543
Grifols SA	1,546	65,219
Iberdrola SA	165,117	911,603
Inditex SA	11,969	1,595,481
Prosegur Compania de Seguridad SA (Reg.)	74,476	384,427
Repsol YPF SA	36,512	873,842
TOTAL SPAIN		6,255,232
Common Stocks - continued
	Shares	Value
Sweden - 2.9%
ASSA ABLOY AB (B Shares)	30,400	$ 1,346,002
Atlas Copco AB (A Shares)	49,759	1,298,529
Fagerhult AB	12,985	354,599
H&M Hennes & Mauritz AB (B Shares)	44,086	1,642,196
Intrum Justitia AB	27,963	712,143
SKF AB (B Shares)	31,900	884,840
Svenska Cellulosa AB (SCA) (B Shares)	24,876	658,333
Svenska Handelsbanken AB (A Shares)	42,931	1,949,568
Swedish Match Co. AB	20,050	749,012
TOTAL SWEDEN		9,595,222
Switzerland - 6.6%
Nestle SA	85,360	5,777,380
Novartis AG	47,751	3,432,668
Roche Holding AG (participation certificate)	18,429	4,540,291
Schindler Holding AG:
(participation certificate)	5,270	754,525
(Reg.)	1,620	226,165
Swatch Group AG (Bearer)	940	558,647
Swisscom AG	66	29,489
Syngenta AG (Switzerland)	2,083	823,643
UBS AG (NY Shares)	214,197	4,213,255
Zehnder Group AG	1,363	56,114
Zurich Insurance Group AG	6,357	1,711,091
TOTAL SWITZERLAND		22,123,268
Taiwan - 2.5%
Chroma ATE, Inc.	341,116	713,051
CTCI Corp.	365,000	657,110
Delta Electronics, Inc.	105,000	509,335
E.SUN Financial Holdings Co. Ltd.	1,561,350	1,041,074
King Slide Works Co. Ltd.	66,000	589,698
Standard Foods Corp.	226,550	685,050
Taiwan Mobile Co. Ltd.	253,000	919,387
Taiwan Semiconductor Manufacturing Co. Ltd.	510,035	1,733,979
Unified-President Enterprises Corp.	419,800	856,535
Wowprime Corp.	43,200	594,099
TOTAL TAIWAN		8,299,318
Thailand - 0.2%
PTT Exploration and Production PCL (For. Reg.)	129,200	643,525
Common Stocks - continued
	Shares	Value
Turkey - 1.6%
Albaraka Turk Katilim Bankasi A/S	113,907	$ 107,673
Anadolu Efes Biracilik Ve Malt Sanayii A/S	55,000	758,542
Asya Katilim Bankasi A/S (a)	36,000	36,261
Boyner Buyuk Magazacilik A/S (a)	42,049	126,411
Coca-Cola Icecek A/S	49,989	1,407,268
Enka Insaat ve Sanayi A/S	277,062	767,092
Tupras Turkiye Petrol Rafinelleri A/S	21,313	455,775
Turkiye Garanti Bankasi A/S	429,143	1,680,262
TOTAL TURKEY		5,339,284
United Kingdom - 17.9%
Babcock International Group PLC	50,400	900,884
Barclays PLC	378,398	1,653,215
Barclays PLC sponsored ADR	38,667	675,899
Bellway PLC	6,928	145,441
Berendsen PLC	7,328	91,077
BG Group PLC	107,227	1,935,408
BHP Billiton PLC	91,974	2,632,706
BHP Billiton PLC ADR	15,600	891,384
BP PLC sponsored ADR	42,645	1,767,209
British American Tobacco PLC (United Kingdom)	15,340	818,340
Britvic PLC	12,317	101,931
BT Group PLC	120,084	621,337
Bunzl PLC	40,457	867,172
Centrica PLC	177,525	1,055,934
Compass Group PLC	70,014	956,449
Dechra Pharmaceuticals PLC	11,000	114,291
Derwent London PLC	1,900	69,687
Elementis PLC	32,808	125,122
Fenner PLC	8,953	47,043
GlaxoSmithKline PLC sponsored ADR	77,597	3,954,343
Great Portland Estates PLC	17,772	150,318
H&T Group PLC	7,714	20,067
Hilton Food Group PLC	700	4,334
HSBC Holdings PLC sponsored ADR	86,950	4,934,413
Imperial Tobacco Group PLC	27,789	932,565
InterContinental Hotel Group PLC ADR	54,247	1,568,281
ITV PLC	325,019	833,618
Johnson Matthey PLC	31,577	1,361,835
Kingfisher PLC	166,127	1,004,565
Legal & General Group PLC	435,043	1,276,630
Meggitt PLC	18,598	154,900
Common Stocks - continued
	Shares	Value
United Kingdom - continued
National Grid PLC	131,391	$ 1,570,298
Next PLC	8,900	675,602
Persimmon PLC	5,537	104,110
Prudential PLC	142,216	2,525,728
Reckitt Benckiser Group PLC	27,551	1,961,061
Reed Elsevier PLC	68,034	878,687
Rexam PLC	86,188	644,816
Rolls-Royce Group PLC	99,352	1,775,886
Rotork PLC	22,203	897,099
Royal Dutch Shell PLC Class A sponsored ADR	50,200	3,431,170
SABMiller PLC	55,654	2,726,593
Serco Group PLC	101,455	967,702
Shaftesbury PLC	49,537	476,264
Spectris PLC	4,870	156,319
Spirax-Sarco Engineering PLC	5,107	222,583
Standard Chartered PLC (United Kingdom)	103,943	2,410,590
Taylor Wimpey PLC	287,700	466,112
Ted Baker PLC	3,575	103,603
Tesco PLC	222,504	1,243,252
Tullow Oil PLC	36,700	579,514
Ultra Electronics Holdings PLC	5,001	138,157
Unite Group PLC	91,402	542,694
Vodafone Group PLC sponsored ADR	118,132	3,538,053
TOTAL UNITED KINGDOM		59,702,291
United States of America - 6.0%
AbbVie, Inc.	11,409	518,881
Albemarle Corp.	5,263	326,359
Allergan, Inc.	5,400	492,048
ANSYS, Inc. (a)	500	39,920
Autoliv, Inc.	16,754	1,369,975
Berkshire Hathaway, Inc. Class B (a)	4,316	500,095
BorgWarner, Inc.	13,597	1,297,562
BPZ Energy, Inc. (a)	15,547	37,468
Broadridge Financial Solutions, Inc.	2,340	67,720
Cummins, Inc.	6,191	750,287
Dril-Quip, Inc. (a)	1,070	97,274
Evercore Partners, Inc. Class A	2,360	111,911
FMC Technologies, Inc. (a)	9,903	527,830
Google, Inc. Class A (a)	550	488,180
Greenhill & Co., Inc.	1,420	71,483
Kansas City Southern	617	66,482
Common Stocks - continued
	Shares	Value
United States of America - continued
Kennedy-Wilson Holdings, Inc.	3,483	$ 59,559
KLA-Tencor Corp.	9,500	556,985
Martin Marietta Materials, Inc.	7,680	764,928
MasterCard, Inc. Class A	2,709	1,654,142
Mead Johnson Nutrition Co. Class A	19,800	1,442,232
Mohawk Industries, Inc. (a)	6,735	801,398
National Oilwell Varco, Inc.	9,546	669,843
Oceaneering International, Inc.	1,150	93,254
Philip Morris International, Inc.	14,500	1,293,110
PriceSmart, Inc.	8,950	814,719
ResMed, Inc.	17,820	849,123
Solera Holdings, Inc.	11,352	646,042
SS&C Technologies Holdings, Inc. (a)	19,554	699,642
Union Pacific Corp.	6,600	1,046,694
Universal Display Corp. (a)(d)	2,414	69,885
Visa, Inc. Class A	9,001	1,593,267
TOTAL UNITED STATES OF AMERICA		19,818,298
TOTAL COMMON STOCKS (Cost $289,804,069)		327,116,962
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.2%
Banco ABC Brasil SA	9,994	52,569
Banco Pine SA	6,506	29,203
Klabin SA (PN) (non-vtg.)	130,000	631,381
TOTAL BRAZIL		713,153
Germany - 0.6%
Sartorius AG (non-vtg.)	600	65,709
Volkswagen AG	8,090	1,922,726
TOTAL GERMANY		1,988,435
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,365,643)		2,701,588
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,790,408	$ 1,790,408
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	653,580	653,580
TOTAL MONEY MARKET FUNDS (Cost $2,443,988)		2,443,988
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $294,613,700)		332,262,538
NET OTHER ASSETS (LIABILITIES) - 0.2%		695,663
NET ASSETS - 100%		$ 332,958,201
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,758
Fidelity Securities Lending Cash Central Fund	109,033
Total	$ 115,791
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,595,123	$ 43,685,404	$ 1,909,719	$ -
Consumer Staples	50,866,595	39,127,922	11,738,673	-
Energy	15,903,862	12,098,938	3,804,924	-
Financials	75,317,098	65,162,375	10,154,723	-
Health Care	30,869,953	21,779,546	9,090,407	-
Industrials	42,330,446	39,827,547	2,502,899	-
Information Technology	19,462,221	15,356,795	3,612,559	492,867
Materials	22,055,655	18,599,306	3,456,349	-
Telecommunication Services	18,127,280	16,773,867	1,353,413	-
Utilities	9,290,317	6,908,164	2,382,153	-
Money Market Funds	2,443,988	2,443,988	-	-
Total Investments in Securities:	$ 332,262,538	$ 281,763,852	$ 50,005,819	$ 492,867

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 6,703,183
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $295,698,176. Net unrealized appreciation aggregated $36,564,362, of which $47,444,153 related to appreciated investment securities and $10,879,791 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
International Growth Fund

1.863095.105

AIGF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 2.8%
Coca-Cola Amatil Ltd.	285,234	$ 3,294,516
CSL Ltd.	109,674	6,513,212
Sydney Airport unit	459,462	1,482,625
TOTAL AUSTRALIA		11,290,353
Austria - 0.9%
Andritz AG	69,797	3,765,248
Bailiwick of Jersey - 0.4%
Informa PLC	213,451	1,704,740
Belgium - 4.4%
Anheuser-Busch InBev SA NV	151,291	14,548,355
Umicore SA	74,649	3,363,109
TOTAL BELGIUM		17,911,464
Bermuda - 0.4%
Lazard Ltd. Class A	48,292	1,755,897
Brazil - 0.6%
Arezzo Industria e Comercio SA	54,800	854,662
BR Malls Participacoes SA	93,600	829,593
Iguatemi Empresa de Shopping Centers SA	83,800	844,851
TOTAL BRAZIL		2,529,106
Cayman Islands - 2.3%
Sands China Ltd.	1,171,600	6,337,178
Wynn Macau Ltd.	1,097,800	3,114,085
TOTAL CAYMAN ISLANDS		9,451,263
Denmark - 2.0%
Novo Nordisk A/S Series B sponsored ADR	48,100	8,125,052
Finland - 0.9%
Nokian Tyres PLC	83,208	3,696,132
France - 4.2%
Alstom SA	35,343	1,195,212
Danone SA	68,352	5,401,366
Remy Cointreau SA	19,187	1,986,389
Safran SA	72,800	4,274,936
Sanofi SA	40,871	4,278,530
TOTAL FRANCE		17,136,433
Germany - 3.2%
Deutsche Bank AG	34,520	1,557,314
Deutsche Bank AG (NY Shares)	800	35,992
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	49,141	$ 9,466,261
Siemens AG sponsored ADR (d)	20,500	2,264,430
TOTAL GERMANY		13,323,997
India - 0.4%
Housing Development Finance Corp. Ltd.	112,215	1,476,008
Ireland - 1.3%
CRH PLC sponsored ADR	103,100	2,176,441
James Hardie Industries PLC:
CDI	18,812	156,241
sponsored ADR (d)	71,300	2,961,802
TOTAL IRELAND		5,294,484
Israel - 0.2%
Azrieli Group	32,900	1,025,572
Italy - 0.7%
Interpump Group SpA	113,651	1,126,407
Prada SpA	203,500	1,899,711
TOTAL ITALY		3,026,118
Japan - 16.0%
AEON Mall Co. Ltd.	75,310	1,878,327
Aozora Bank Ltd.	581,000	1,798,008
Autobacs Seven Co. Ltd.	55,000	807,783
DENSO Corp.	259,500	11,820,753
East Japan Railway Co.	12,000	967,010
Fanuc Corp.	20,000	3,035,441
Fast Retailing Co. Ltd.	12,400	4,249,004
Japan Tobacco, Inc.	129,700	4,537,049
Keyence Corp.	19,562	6,393,463
Kobayashi Pharmaceutical Co. Ltd.	17,300	902,901
Mitsui Fudosan Co. Ltd.	194,000	5,870,922
Nomura Holdings, Inc.	143,200	1,087,929
Seven Bank Ltd.	572,100	2,121,053
Shinsei Bank Ltd.	850,000	1,892,554
SHO-BOND Holdings Co. Ltd.	48,400	1,893,290
SMC Corp.	7,900	1,675,855
SoftBank Corp.	94,000	5,990,808
Unicharm Corp. (d)	35,100	1,871,331
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	36,680	$ 4,386,914
Yamato Kogyo Co. Ltd.	66,600	2,163,088
TOTAL JAPAN		65,343,483
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	14,755	1,467,975
Netherlands - 1.9%
ASML Holding NV	86,078	7,738,412
Portugal - 0.9%
Jeronimo Martins SGPS SA	187,652	3,707,196
South Africa - 0.4%
Clicks Group Ltd.	314,345	1,828,940
Spain - 1.5%
Inditex SA	38,541	5,137,557
Prosegur Compania de Seguridad SA (Reg.)	168,649	870,525
TOTAL SPAIN		6,008,082
Sweden - 5.7%
ASSA ABLOY AB (B Shares)	97,961	4,337,357
Atlas Copco AB (A Shares)	164,909	4,303,525
Fagerhult AB	28,800	786,481
H&M Hennes & Mauritz AB (B Shares)	148,030	5,514,093
Intrum Justitia AB	54,400	1,385,424
SKF AB (B Shares)	105,817	2,935,145
Svenska Handelsbanken AB (A Shares)	43,140	1,959,059
Swedish Match Co. AB	60,500	2,260,112
TOTAL SWEDEN		23,481,196
Switzerland - 11.6%
Nestle SA	279,779	18,936,186
Novartis AG	58,453	4,202,001
Roche Holding AG (participation certificate)	45,287	11,157,206
Schindler Holding AG:
(participation certificate)	16,549	2,369,380
(Reg.)	4,130	576,580
Swatch Group AG (Bearer)	2,780	1,652,169
UBS AG (NY Shares)	438,061	8,616,660
TOTAL SWITZERLAND		47,510,182
Turkey - 2.2%
Coca-Cola Icecek A/S	134,997	3,800,375
Common Stocks - continued
	Shares	Value
Turkey - continued
Tupras Turkiye Petrol Rafinelleri A/S	69,687	$ 1,490,246
Turkiye Garanti Bankasi A/S	913,500	3,576,709
TOTAL TURKEY		8,867,330
United Kingdom - 17.9%
Babcock International Group PLC	144,700	2,586,467
Barclays PLC sponsored ADR	128,593	2,247,806
BG Group PLC	345,555	6,237,140
BHP Billiton PLC ADR (d)	52,800	3,016,992
GlaxoSmithKline PLC sponsored ADR	190,700	9,718,072
InterContinental Hotel Group PLC ADR (d)	169,130	4,889,548
Johnson Matthey PLC	90,077	3,884,790
Prudential PLC	270,795	4,809,266
Reckitt Benckiser Group PLC	85,545	6,089,032
Rexam PLC	268,964	2,012,256
Rolls-Royce Group PLC	324,337	5,797,422
Rotork PLC	60,100	2,428,304
SABMiller PLC	150,866	7,391,205
Serco Group PLC	271,745	2,591,968
Shaftesbury PLC	113,433	1,090,579
Standard Chartered PLC (United Kingdom)	313,188	7,263,286
Unite Group PLC	172,200	1,022,427
TOTAL UNITED KINGDOM		73,076,560
United States of America - 14.1%
Albemarle Corp.	15,651	970,519
Allergan, Inc.	17,300	1,576,376
Autoliv, Inc.	50,569	4,135,027
Berkshire Hathaway, Inc. Class B (a)	15,384	1,782,544
BorgWarner, Inc.	45,196	4,313,054
Cummins, Inc.	19,382	2,348,905
FMC Technologies, Inc. (a)	32,052	1,708,372
Google, Inc. Class A (a)	1,943	1,724,607
KLA-Tencor Corp.	31,380	1,839,809
Martin Marietta Materials, Inc.	22,400	2,231,040
MasterCard, Inc. Class A	8,950	5,464,960
Mead Johnson Nutrition Co. Class A	65,795	4,792,508
Mohawk Industries, Inc. (a)	18,900	2,248,911
National Oilwell Varco, Inc.	31,272	2,194,356
Philip Morris International, Inc.	48,108	4,290,271
PriceSmart, Inc.	18,900	1,720,467
ResMed, Inc. (d)	48,500	2,311,025
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	28,989	$ 1,649,764
SS&C Technologies Holdings, Inc. (a)	51,000	1,824,780
Union Pacific Corp.	21,400	3,393,826
Visa, Inc. Class A	29,200	5,168,692
TOTAL UNITED STATES OF AMERICA		57,689,813
TOTAL COMMON STOCKS (Cost $362,623,108)		398,231,036
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.11% (b)	9,555,548	9,555,548
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,844,300	5,844,300
TOTAL MONEY MARKET FUNDS (Cost $15,399,848)		15,399,848
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $378,022,956)		413,630,884
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(4,373,747)
NET ASSETS - 100%		$ 409,257,137
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,836
Fidelity Securities Lending Cash Central Fund	192,976
Total	$ 202,812
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 66,761,321	$ 66,761,321	$ -	$ -
Consumer Staples	88,826,174	55,341,633	33,484,541	-
Energy	11,630,114	11,630,114	-	-
Financials	54,542,356	47,087,847	7,454,509	-
Health Care	47,881,474	39,400,943	8,480,531	-
Industrials	58,391,763	58,391,763	-	-
Information Technology	31,804,487	31,804,487	-	-
Materials	32,402,539	32,402,539	-	-
Telecommunication Services	5,990,808	5,990,808	-	-
Money Market Funds	15,399,848	15,399,848	-	-
Total Investments in Securities:	$ 413,630,884	$ 364,211,303	$ 49,419,581	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 9,689,468
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $378,273,084. Net unrealized appreciation aggregated $35,357,800, of which $45,871,938 related to appreciated investment securities and $10,514,138 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth Fund

July 31, 2013

1.863103.105

IGF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 2.8%
Coca-Cola Amatil Ltd.	285,234	$ 3,294,516
CSL Ltd.	109,674	6,513,212
Sydney Airport unit	459,462	1,482,625
TOTAL AUSTRALIA		11,290,353
Austria - 0.9%
Andritz AG	69,797	3,765,248
Bailiwick of Jersey - 0.4%
Informa PLC	213,451	1,704,740
Belgium - 4.4%
Anheuser-Busch InBev SA NV	151,291	14,548,355
Umicore SA	74,649	3,363,109
TOTAL BELGIUM		17,911,464
Bermuda - 0.4%
Lazard Ltd. Class A	48,292	1,755,897
Brazil - 0.6%
Arezzo Industria e Comercio SA	54,800	854,662
BR Malls Participacoes SA	93,600	829,593
Iguatemi Empresa de Shopping Centers SA	83,800	844,851
TOTAL BRAZIL		2,529,106
Cayman Islands - 2.3%
Sands China Ltd.	1,171,600	6,337,178
Wynn Macau Ltd.	1,097,800	3,114,085
TOTAL CAYMAN ISLANDS		9,451,263
Denmark - 2.0%
Novo Nordisk A/S Series B sponsored ADR	48,100	8,125,052
Finland - 0.9%
Nokian Tyres PLC	83,208	3,696,132
France - 4.2%
Alstom SA	35,343	1,195,212
Danone SA	68,352	5,401,366
Remy Cointreau SA	19,187	1,986,389
Safran SA	72,800	4,274,936
Sanofi SA	40,871	4,278,530
TOTAL FRANCE		17,136,433
Germany - 3.2%
Deutsche Bank AG	34,520	1,557,314
Deutsche Bank AG (NY Shares)	800	35,992
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	49,141	$ 9,466,261
Siemens AG sponsored ADR (d)	20,500	2,264,430
TOTAL GERMANY		13,323,997
India - 0.4%
Housing Development Finance Corp. Ltd.	112,215	1,476,008
Ireland - 1.3%
CRH PLC sponsored ADR	103,100	2,176,441
James Hardie Industries PLC:
CDI	18,812	156,241
sponsored ADR (d)	71,300	2,961,802
TOTAL IRELAND		5,294,484
Israel - 0.2%
Azrieli Group	32,900	1,025,572
Italy - 0.7%
Interpump Group SpA	113,651	1,126,407
Prada SpA	203,500	1,899,711
TOTAL ITALY		3,026,118
Japan - 16.0%
AEON Mall Co. Ltd.	75,310	1,878,327
Aozora Bank Ltd.	581,000	1,798,008
Autobacs Seven Co. Ltd.	55,000	807,783
DENSO Corp.	259,500	11,820,753
East Japan Railway Co.	12,000	967,010
Fanuc Corp.	20,000	3,035,441
Fast Retailing Co. Ltd.	12,400	4,249,004
Japan Tobacco, Inc.	129,700	4,537,049
Keyence Corp.	19,562	6,393,463
Kobayashi Pharmaceutical Co. Ltd.	17,300	902,901
Mitsui Fudosan Co. Ltd.	194,000	5,870,922
Nomura Holdings, Inc.	143,200	1,087,929
Seven Bank Ltd.	572,100	2,121,053
Shinsei Bank Ltd.	850,000	1,892,554
SHO-BOND Holdings Co. Ltd.	48,400	1,893,290
SMC Corp.	7,900	1,675,855
SoftBank Corp.	94,000	5,990,808
Unicharm Corp. (d)	35,100	1,871,331
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	36,680	$ 4,386,914
Yamato Kogyo Co. Ltd.	66,600	2,163,088
TOTAL JAPAN		65,343,483
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	14,755	1,467,975
Netherlands - 1.9%
ASML Holding NV	86,078	7,738,412
Portugal - 0.9%
Jeronimo Martins SGPS SA	187,652	3,707,196
South Africa - 0.4%
Clicks Group Ltd.	314,345	1,828,940
Spain - 1.5%
Inditex SA	38,541	5,137,557
Prosegur Compania de Seguridad SA (Reg.)	168,649	870,525
TOTAL SPAIN		6,008,082
Sweden - 5.7%
ASSA ABLOY AB (B Shares)	97,961	4,337,357
Atlas Copco AB (A Shares)	164,909	4,303,525
Fagerhult AB	28,800	786,481
H&M Hennes & Mauritz AB (B Shares)	148,030	5,514,093
Intrum Justitia AB	54,400	1,385,424
SKF AB (B Shares)	105,817	2,935,145
Svenska Handelsbanken AB (A Shares)	43,140	1,959,059
Swedish Match Co. AB	60,500	2,260,112
TOTAL SWEDEN		23,481,196
Switzerland - 11.6%
Nestle SA	279,779	18,936,186
Novartis AG	58,453	4,202,001
Roche Holding AG (participation certificate)	45,287	11,157,206
Schindler Holding AG:
(participation certificate)	16,549	2,369,380
(Reg.)	4,130	576,580
Swatch Group AG (Bearer)	2,780	1,652,169
UBS AG (NY Shares)	438,061	8,616,660
TOTAL SWITZERLAND		47,510,182
Turkey - 2.2%
Coca-Cola Icecek A/S	134,997	3,800,375
Common Stocks - continued
	Shares	Value
Turkey - continued
Tupras Turkiye Petrol Rafinelleri A/S	69,687	$ 1,490,246
Turkiye Garanti Bankasi A/S	913,500	3,576,709
TOTAL TURKEY		8,867,330
United Kingdom - 17.9%
Babcock International Group PLC	144,700	2,586,467
Barclays PLC sponsored ADR	128,593	2,247,806
BG Group PLC	345,555	6,237,140
BHP Billiton PLC ADR (d)	52,800	3,016,992
GlaxoSmithKline PLC sponsored ADR	190,700	9,718,072
InterContinental Hotel Group PLC ADR (d)	169,130	4,889,548
Johnson Matthey PLC	90,077	3,884,790
Prudential PLC	270,795	4,809,266
Reckitt Benckiser Group PLC	85,545	6,089,032
Rexam PLC	268,964	2,012,256
Rolls-Royce Group PLC	324,337	5,797,422
Rotork PLC	60,100	2,428,304
SABMiller PLC	150,866	7,391,205
Serco Group PLC	271,745	2,591,968
Shaftesbury PLC	113,433	1,090,579
Standard Chartered PLC (United Kingdom)	313,188	7,263,286
Unite Group PLC	172,200	1,022,427
TOTAL UNITED KINGDOM		73,076,560
United States of America - 14.1%
Albemarle Corp.	15,651	970,519
Allergan, Inc.	17,300	1,576,376
Autoliv, Inc.	50,569	4,135,027
Berkshire Hathaway, Inc. Class B (a)	15,384	1,782,544
BorgWarner, Inc.	45,196	4,313,054
Cummins, Inc.	19,382	2,348,905
FMC Technologies, Inc. (a)	32,052	1,708,372
Google, Inc. Class A (a)	1,943	1,724,607
KLA-Tencor Corp.	31,380	1,839,809
Martin Marietta Materials, Inc.	22,400	2,231,040
MasterCard, Inc. Class A	8,950	5,464,960
Mead Johnson Nutrition Co. Class A	65,795	4,792,508
Mohawk Industries, Inc. (a)	18,900	2,248,911
National Oilwell Varco, Inc.	31,272	2,194,356
Philip Morris International, Inc.	48,108	4,290,271
PriceSmart, Inc.	18,900	1,720,467
ResMed, Inc. (d)	48,500	2,311,025
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	28,989	$ 1,649,764
SS&C Technologies Holdings, Inc. (a)	51,000	1,824,780
Union Pacific Corp.	21,400	3,393,826
Visa, Inc. Class A	29,200	5,168,692
TOTAL UNITED STATES OF AMERICA		57,689,813
TOTAL COMMON STOCKS (Cost $362,623,108)		398,231,036
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.11% (b)	9,555,548	9,555,548
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,844,300	5,844,300
TOTAL MONEY MARKET FUNDS (Cost $15,399,848)		15,399,848
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $378,022,956)		413,630,884
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(4,373,747)
NET ASSETS - 100%		$ 409,257,137
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,836
Fidelity Securities Lending Cash Central Fund	192,976
Total	$ 202,812
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 66,761,321	$ 66,761,321	$ -	$ -
Consumer Staples	88,826,174	55,341,633	33,484,541	-
Energy	11,630,114	11,630,114	-	-
Financials	54,542,356	47,087,847	7,454,509	-
Health Care	47,881,474	39,400,943	8,480,531	-
Industrials	58,391,763	58,391,763	-	-
Information Technology	31,804,487	31,804,487	-	-
Materials	32,402,539	32,402,539	-	-
Telecommunication Services	5,990,808	5,990,808	-	-
Money Market Funds	15,399,848	15,399,848	-	-
Total Investments in Securities:	$ 413,630,884	$ 364,211,303	$ 49,419,581	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 9,689,468
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $378,273,084. Net unrealized appreciation aggregated $35,357,800, of which $45,871,938 related to appreciated investment securities and $10,514,138 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Europe, Middle East,
Africa (EMEA) Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Emerging Europe, Middle East,
Africa (EMEA) Fund

1.861995.105

AEME-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
Botswana - 0.2%
First National Bank of Botswana Ltd.	650,000	$ 273,663
Canada - 0.4%
Africa Oil Corp. (a)	63,600	484,229
Cayman Islands - 0.9%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	30,300	1,196,850
Czech Republic - 2.2%
Komercni Banka A/S	6,600	1,285,847
Philip Morris CR A/S	2,700	1,548,046
TOTAL CZECH REPUBLIC		2,833,893
Estonia - 0.4%
Tallinna Kaubamaja AS	68,900	509,636
Greece - 1.0%
Folli Follie SA (a)	13,000	304,903
Jumbo SA	55,100	586,418
Karelia Tobacco Co., Inc.	1,870	427,894
TOTAL GREECE		1,319,215
Kenya - 2.1%
British American Tobacco Kenya Ltd.	51,700	339,734
Safaricom Ltd.	22,383,444	1,870,626
Uchumi Supermarket Ltd.	2,330,800	522,996
TOTAL KENYA		2,733,356
Kuwait - 0.1%
Kuwait Food Co. (Americana)	17,500	136,603
Lithuania - 0.3%
Apranga AB	113,766	376,858
Nigeria - 0.7%
Skye Bank PLC	10,780,448	306,766
UAC of Nigeria PLC	66,800	25,456
Zenith Bank PLC	5,220,677	642,020
TOTAL NIGERIA		974,242
Oman - 0.7%
National Bank of Oman (a)	620,814	483,751
Oman Telecommunications Co. (a)	118,389	487,086
TOTAL OMAN		970,837
Poland - 4.0%
Amica Wronki SA	10,400	274,594
Common Stocks - continued
	Shares	Value
Poland - continued
Bank Handlowy w Warszawie SA	24,500	$ 740,473
Bank Polska Kasa Opieki SA	61,400	3,150,491
Eurocash SA	17,100	318,331
Wawel SA	2,218	680,070
TOTAL POLAND		5,163,959
Qatar - 2.5%
Gulf International Services QSC (a)	34,000	446,785
Industries Qatar Q.S.C.	20,932	913,424
Qatar National Bank SAQ	27,498	1,336,632
Vodafone Qatar QSC (a)	240,105	596,743
TOTAL QATAR		3,293,584
Russia - 27.0%
Gazprom OAO	1,542,300	6,020,592
LUKOIL Oil Co.	5,000	295,754
LUKOIL Oil Co. sponsored ADR (United Kingdom)	154,995	9,144,705
Magnit OJSC	13,400	3,262,321
Megafon OJSC GDR	64,800	2,057,400
Moscow Exchange MICEX-RTS OAO	382,600	652,805
NOVATEK OAO	28,600	309,276
NOVATEK OAO GDR (Reg. S)	18,950	2,203,885
Sberbank (Savings Bank of the Russian Federation)	3,580,100	10,342,281
Uralkali OJSC	110,600	482,410
Vozrozhdenie Bank	43,100	546,571
TOTAL RUSSIA		35,318,000
South Africa - 36.9%
AngloGold Ashanti Ltd.	83,900	1,100,891
Aspen Pharmacare Holdings Ltd.	65,500	1,453,210
Cashbuild Ltd.	83,000	1,064,517
Clicks Group Ltd.	343,217	1,996,924
DRDGOLD Ltd.	2,720,314	1,477,916
DRDGOLD Ltd. sponsored ADR	28,300	153,386
FirstRand Ltd.	797,100	2,396,431
Harmony Gold Mining Co. Ltd.	448,300	1,647,243
Holdsport Ltd.	126,800	584,806
Hulamin Ltd. (a)	876,800	418,603
Kagiso Media Ltd.	193,900	479,566
Metrofile Holdings Ltd.	1,059,500	506,902
MTN Group Ltd.	417,650	7,842,447
Nampak Ltd.	979,500	3,167,204
Naspers Ltd. Class N	66,700	5,583,856
Common Stocks - continued
	Shares	Value
South Africa - continued
Omnia Holdings Ltd.	75,200	$ 1,341,564
Pioneer Foods Ltd.	170,400	1,381,612
Raubex Group Ltd.	1,032,400	2,333,639
Remgro Ltd.	107,100	2,051,787
RMB Holdings Ltd.	221,500	911,550
Sanlam Ltd.	163,100	785,783
Sasol Ltd.	54,900	2,522,355
Shoprite Holdings Ltd.	147,700	2,498,122
Standard Bank Group Ltd.	257,363	2,882,893
Vodacom Group Ltd.	85,000	1,005,560
Zeder Investments Ltd.	1,416,053	574,143
TOTAL SOUTH AFRICA		48,162,910
Turkey - 5.2%
Aygaz A/S	179,000	819,205
Ford Otomotiv Sanayi A/S	16,000	228,932
Koc Holding A/S	258,850	1,141,857
Tofas Turk Otomobil Fabrikasi A/S	30,000	199,127
Turkiye Garanti Bankasi A/S	712,000	2,787,758
Turkiye Halk Bankasi A/S	210,000	1,578,295
TOTAL TURKEY		6,755,174
United Arab Emirates - 5.3%
Agthia Group PJSC	584,869	528,659
Aldar Properties PJSC	1,587,210	1,162,427
Dubai Financial Market PJSC (a)	3,714,033	2,022,343
Emaar Properties PJSC	330,000	536,374
First Gulf Bank PJSC	355,940	1,598,968
National Bank of Abu Dhabi PJSC	171,600	609,687
SHUAA Capital PSC (a)	2,220,000	459,352
TOTAL UNITED ARAB EMIRATES		6,917,810
United Kingdom - 2.2%
Alabama Noor Hospitals Group PLC (a)	44,100	469,610
HSBC Bank PLC:
warrants 12/5/14 (a)	4,900	110,075
warrants 6/26/15 (a)	19,000	492,681
warrants 10/8/15 (a)	17,200	511,359
NMC Health PLC	138,700	625,607
Old Mutual PLC	238,400	709,243
TOTAL UNITED KINGDOM		2,918,575
Common Stocks - continued
	Shares	Value
Zambia - 0.2%
Zambeef Products PLC (a)	351,874	$ 279,316
TOTAL COMMON STOCKS (Cost $120,366,395)		120,618,710
Nonconvertible Preferred Stocks - 3.8%

Russia - 3.8%
Surgutneftegaz JSC	4,789,400	3,150,456
Tatneft OAO	582,100	1,759,642
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,632,864)		4,910,098
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.11% (b) (Cost $4,496,379)	4,496,379	4,496,379
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $129,495,638)		130,025,187
NET OTHER ASSETS (LIABILITIES) - 0.5%		607,536
NET ASSETS - 100%		$ 130,632,723
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,790
Fidelity Securities Lending Cash Central Fund	4,806
Total	$ 7,596
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,820,180	$ 9,820,180	$ -	$ -
Consumer Staples	14,293,661	14,293,661	-	-
Energy	27,534,529	25,012,174	2,522,355	-
Financials	41,942,449	40,828,334	1,114,115	-
Health Care	2,548,427	2,548,427	-	-
Industrials	4,414,376	4,414,376	-	-
Information Technology	506,902	506,902	-	-
Materials	9,789,217	7,210,410	2,578,807	-
Telecommunication Services	13,859,862	13,859,862	-	-
Utilities	819,205	819,205	-	-
Money Market Funds	4,496,379	4,496,379	-	-
Total Investments in Securities:	$ 130,025,187	$ 123,809,910	$ 6,215,277	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,040,544
Level 2 to Level 1	$ 3,568,840
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $130,132,424. Net unrealized depreciation aggregated $107,237, of which $17,031,088 related to appreciated investment securities and $17,138,325 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Europe,
Middle East, Africa (EMEA) Fund

July 31, 2013

1.861977.105

EME-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
Botswana - 0.2%
First National Bank of Botswana Ltd.	650,000	$ 273,663
Canada - 0.4%
Africa Oil Corp. (a)	63,600	484,229
Cayman Islands - 0.9%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	30,300	1,196,850
Czech Republic - 2.2%
Komercni Banka A/S	6,600	1,285,847
Philip Morris CR A/S	2,700	1,548,046
TOTAL CZECH REPUBLIC		2,833,893
Estonia - 0.4%
Tallinna Kaubamaja AS	68,900	509,636
Greece - 1.0%
Folli Follie SA (a)	13,000	304,903
Jumbo SA	55,100	586,418
Karelia Tobacco Co., Inc.	1,870	427,894
TOTAL GREECE		1,319,215
Kenya - 2.1%
British American Tobacco Kenya Ltd.	51,700	339,734
Safaricom Ltd.	22,383,444	1,870,626
Uchumi Supermarket Ltd.	2,330,800	522,996
TOTAL KENYA		2,733,356
Kuwait - 0.1%
Kuwait Food Co. (Americana)	17,500	136,603
Lithuania - 0.3%
Apranga AB	113,766	376,858
Nigeria - 0.7%
Skye Bank PLC	10,780,448	306,766
UAC of Nigeria PLC	66,800	25,456
Zenith Bank PLC	5,220,677	642,020
TOTAL NIGERIA		974,242
Oman - 0.7%
National Bank of Oman (a)	620,814	483,751
Oman Telecommunications Co. (a)	118,389	487,086
TOTAL OMAN		970,837
Poland - 4.0%
Amica Wronki SA	10,400	274,594
Common Stocks - continued
	Shares	Value
Poland - continued
Bank Handlowy w Warszawie SA	24,500	$ 740,473
Bank Polska Kasa Opieki SA	61,400	3,150,491
Eurocash SA	17,100	318,331
Wawel SA	2,218	680,070
TOTAL POLAND		5,163,959
Qatar - 2.5%
Gulf International Services QSC (a)	34,000	446,785
Industries Qatar Q.S.C.	20,932	913,424
Qatar National Bank SAQ	27,498	1,336,632
Vodafone Qatar QSC (a)	240,105	596,743
TOTAL QATAR		3,293,584
Russia - 27.0%
Gazprom OAO	1,542,300	6,020,592
LUKOIL Oil Co.	5,000	295,754
LUKOIL Oil Co. sponsored ADR (United Kingdom)	154,995	9,144,705
Magnit OJSC	13,400	3,262,321
Megafon OJSC GDR	64,800	2,057,400
Moscow Exchange MICEX-RTS OAO	382,600	652,805
NOVATEK OAO	28,600	309,276
NOVATEK OAO GDR (Reg. S)	18,950	2,203,885
Sberbank (Savings Bank of the Russian Federation)	3,580,100	10,342,281
Uralkali OJSC	110,600	482,410
Vozrozhdenie Bank	43,100	546,571
TOTAL RUSSIA		35,318,000
South Africa - 36.9%
AngloGold Ashanti Ltd.	83,900	1,100,891
Aspen Pharmacare Holdings Ltd.	65,500	1,453,210
Cashbuild Ltd.	83,000	1,064,517
Clicks Group Ltd.	343,217	1,996,924
DRDGOLD Ltd.	2,720,314	1,477,916
DRDGOLD Ltd. sponsored ADR	28,300	153,386
FirstRand Ltd.	797,100	2,396,431
Harmony Gold Mining Co. Ltd.	448,300	1,647,243
Holdsport Ltd.	126,800	584,806
Hulamin Ltd. (a)	876,800	418,603
Kagiso Media Ltd.	193,900	479,566
Metrofile Holdings Ltd.	1,059,500	506,902
MTN Group Ltd.	417,650	7,842,447
Nampak Ltd.	979,500	3,167,204
Naspers Ltd. Class N	66,700	5,583,856
Common Stocks - continued
	Shares	Value
South Africa - continued
Omnia Holdings Ltd.	75,200	$ 1,341,564
Pioneer Foods Ltd.	170,400	1,381,612
Raubex Group Ltd.	1,032,400	2,333,639
Remgro Ltd.	107,100	2,051,787
RMB Holdings Ltd.	221,500	911,550
Sanlam Ltd.	163,100	785,783
Sasol Ltd.	54,900	2,522,355
Shoprite Holdings Ltd.	147,700	2,498,122
Standard Bank Group Ltd.	257,363	2,882,893
Vodacom Group Ltd.	85,000	1,005,560
Zeder Investments Ltd.	1,416,053	574,143
TOTAL SOUTH AFRICA		48,162,910
Turkey - 5.2%
Aygaz A/S	179,000	819,205
Ford Otomotiv Sanayi A/S	16,000	228,932
Koc Holding A/S	258,850	1,141,857
Tofas Turk Otomobil Fabrikasi A/S	30,000	199,127
Turkiye Garanti Bankasi A/S	712,000	2,787,758
Turkiye Halk Bankasi A/S	210,000	1,578,295
TOTAL TURKEY		6,755,174
United Arab Emirates - 5.3%
Agthia Group PJSC	584,869	528,659
Aldar Properties PJSC	1,587,210	1,162,427
Dubai Financial Market PJSC (a)	3,714,033	2,022,343
Emaar Properties PJSC	330,000	536,374
First Gulf Bank PJSC	355,940	1,598,968
National Bank of Abu Dhabi PJSC	171,600	609,687
SHUAA Capital PSC (a)	2,220,000	459,352
TOTAL UNITED ARAB EMIRATES		6,917,810
United Kingdom - 2.2%
Alabama Noor Hospitals Group PLC (a)	44,100	469,610
HSBC Bank PLC:
warrants 12/5/14 (a)	4,900	110,075
warrants 6/26/15 (a)	19,000	492,681
warrants 10/8/15 (a)	17,200	511,359
NMC Health PLC	138,700	625,607
Old Mutual PLC	238,400	709,243
TOTAL UNITED KINGDOM		2,918,575
Common Stocks - continued
	Shares	Value
Zambia - 0.2%
Zambeef Products PLC (a)	351,874	$ 279,316
TOTAL COMMON STOCKS (Cost $120,366,395)		120,618,710
Nonconvertible Preferred Stocks - 3.8%

Russia - 3.8%
Surgutneftegaz JSC	4,789,400	3,150,456
Tatneft OAO	582,100	1,759,642
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,632,864)		4,910,098
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.11% (b) (Cost $4,496,379)	4,496,379	4,496,379
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $129,495,638)		130,025,187
NET OTHER ASSETS (LIABILITIES) - 0.5%		607,536
NET ASSETS - 100%		$ 130,632,723
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,790
Fidelity Securities Lending Cash Central Fund	4,806
Total	$ 7,596
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,820,180	$ 9,820,180	$ -	$ -
Consumer Staples	14,293,661	14,293,661	-	-
Energy	27,534,529	25,012,174	2,522,355	-
Financials	41,942,449	40,828,334	1,114,115	-
Health Care	2,548,427	2,548,427	-	-
Industrials	4,414,376	4,414,376	-	-
Information Technology	506,902	506,902	-	-
Materials	9,789,217	7,210,410	2,578,807	-
Telecommunication Services	13,859,862	13,859,862	-	-
Utilities	819,205	819,205	-	-
Money Market Funds	4,496,379	4,496,379	-	-
Total Investments in Securities:	$ 130,025,187	$ 123,809,910	$ 6,215,277	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,040,544
Level 2 to Level 1	$ 3,568,840
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $130,132,424. Net unrealized depreciation aggregated $107,237, of which $17,031,088 related to appreciated investment securities and $17,138,325 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Fund

July 31, 2013

1.873106.104

ILF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd. (Australia) (a)	12,705,359	$ 11,420,212
Austria - 0.4%
Erste Group Bank AG	832,526	25,285,388
Bailiwick of Jersey - 0.4%
Atrium European Real Estate Ltd.	3,979,850	22,343,184
Bermuda - 2.3%
Aquarius Platinum Ltd. (Australia) (a)	11,933,145	8,634,516
BW Offshore Ltd.	25,935,069	34,240,910
Cosan Ltd. Class A	1,819,108	29,251,257
GP Investments Ltd. Class A (depositary receipt) (a)	9,302,700	15,087,553
Kunlun Energy Co. Ltd.	11,838,000	17,431,270
Shangri-La Asia Ltd.	9,216,000	14,497,292
Stolt-Nielsen SA	827,346	19,304,927
TOTAL BERMUDA		138,447,725
Brazil - 8.9%
Anhanguera Educacional Participacoes SA	3,470,348	21,037,944
Arezzo Industria e Comercio SA	727,700	11,349,230
BHG SA (Brazil Hospitality Group) (a)	1,400,200	10,311,158
BM&F Bovespa SA	5,215,000	28,116,905
BR Properties SA	4,221,300	34,971,648
Brasil Brokers Participacoes SA	2,744,600	6,965,715
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	570,700	21,561,046
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	1,270,400	13,085,120
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	1,625,000	20,247,500
Estacio Participacoes SA	2,422,600	18,710,944
Fibria Celulose SA (a)	1,009,200	11,236,189
Gerdau SA sponsored ADR (d)	3,992,800	25,314,352
Itau Unibanco Holding SA sponsored ADR	6,660,306	84,918,902
Mills Estruturas e Servicos de Engenharia SA	512,400	6,401,210
Multiplus SA	908,600	12,294,686
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,347,700	19,326,018
sponsored ADR (d)	2,113,751	28,831,564
Smiles SA	1,155,300	14,179,499
Telefonica Brasil SA sponsored ADR (d)	1,062,100	22,803,287
TIM Participacoes SA sponsored ADR	772,600	14,501,702
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	1,674,200	$ 39,738,721
Vale SA (PN-A) sponsored ADR	6,272,900	77,219,399
TOTAL BRAZIL		543,122,739
British Virgin Islands - 0.0%
Luxoft Holding, Inc.	104,100	2,287,077
Canada - 1.3%
First Quantum Minerals Ltd. (d)	1,102,400	17,709,668
Goldcorp, Inc. (d)	656,000	18,502,892
Pan American Silver Corp.	711,300	9,076,188
Petrominerales Ltd. (d)	3,145,475	17,119,273
Torex Gold Resources, Inc. (a)	6,274,500	8,063,811
Yamana Gold, Inc.	1,036,900	10,832,380
TOTAL CANADA		81,304,212
Cayman Islands - 7.4%
21Vianet Group, Inc. ADR (a)(d)	1,126,534	14,464,697
Anta Sports Products Ltd.	19,607,000	22,146,232
Anton Oilfield Services Group	19,924,000	12,408,185
China Liansu Group Holdings Ltd.	26,468,000	13,548,656
Cimc Enric Holdings Ltd.	8,966,000	11,364,147
Ctrip.com International Ltd. sponsored ADR (a)	647,200	23,706,936
Eurasia Drilling Co. Ltd. GDR (Reg. S)	859,368	33,945,036
Greatview Aseptic Pack Co. Ltd.	38,475,000	23,167,550
Haitian International Holdings Ltd.	12,964,000	21,897,519
Hengan International Group Co. Ltd.	4,358,500	47,880,783
Hilong Holding Ltd.	13,362,000	7,821,894
SINA Corp. (a)	434,700	29,981,259
Springland International Holdings Ltd.	25,398,000	13,131,928
SPT Energy Group, Inc.	13,052,000	7,758,229
Tencent Holdings Ltd.	2,450,300	111,147,498
Uni-President China Holdings Ltd.	22,574,000	20,578,444
Veripos (e)	2,601,597	8,167,517
Xueda Education Group sponsored ADR (d)	2,566,600	9,496,420
Yingde Gases Group Co. Ltd.	18,718,500	17,039,637
TOTAL CAYMAN ISLANDS		449,652,567
Chile - 1.0%
Aguas Andinas SA	7,959,926	5,576,672
Banco Santander Chile	333,268,411	18,646,426
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,127,243	$ 18,624,680
Inversiones La Construccion SA	1,294,637	16,691,582
TOTAL CHILE		59,539,360
China - 7.6%
Anhui Conch Cement Co. Ltd. (H Shares)	5,176,000	15,316,571
BBMG Corp. (H Shares)	40,219,500	25,307,025
China Communications Construction Co. Ltd. (H Shares)	36,454,000	27,873,049
China Construction Bank Corp. (H Shares)	73,620,000	54,961,550
China Pacific Insurance Group Co. Ltd. (H Shares)	24,700,600	82,647,451
China Suntien Green Energy Corp. Ltd. (H Shares)	47,954,400	17,374,783
China Telecom Corp. Ltd. (H Shares)	89,287,782	44,343,378
Industrial & Commercial Bank of China Ltd. (H Shares)	168,442,000	110,765,666
Maanshan Iron & Steel Ltd. (H Shares) (a)	43,592,000	10,342,111
PetroChina Co. Ltd. sponsored ADR (d)	176,600	20,588,028
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	21,720,000	20,528,083
Weichai Power Co. Ltd. (H Shares)	8,562,000	28,372,196
TOTAL CHINA		458,419,891
Cyprus - 0.4%
Globaltrans Investment PLC:
GDR (f)	366,000	5,113,020
GDR (Reg. S)	1,542,600	21,550,122
TOTAL CYPRUS		26,663,142
Denmark - 0.3%
Vestas Wind Systems A/S (a)	987,100	20,008,843
Egypt - 0.0%
Orascom Telecom Holding SAE GDR (Reg. S) (a)	805,209	2,367,314
Hong Kong - 1.6%
AIA Group Ltd.	2,952,000	13,988,086
CNOOC Ltd. sponsored ADR (d)	79,300	14,261,312
Far East Horizon Ltd.	31,392,300	20,440,858
Lenovo Group Ltd.	44,076,000	40,179,653
Sinotruk Hong Kong Ltd.	22,091,000	10,937,831
TOTAL HONG KONG		99,807,740
India - 5.6%
Apollo Hospitals Enterprise Ltd.	727,968	11,222,466
Axis Bank Ltd.	1,488,136	25,298,678
Bharti Airtel Ltd.	1,463,672	8,285,843
Bharti Infratel Ltd.	6,470,524	15,821,444
Common Stocks - continued
	Shares	Value
India - continued
Eicher Motors Ltd.	294,187	$ 16,867,833
Grasim Industries Ltd.	426,047	18,738,762
Indiabulls Real Estate Ltd.	21,190,167	22,128,586
ITC Ltd.	9,180,671	51,549,342
JK Cement Ltd.	1,523,027	4,541,176
Larsen & Toubro Ltd.	1,507,203	20,981,464
Lupin Ltd.	1,291,190	18,483,611
Maruti Suzuki India Ltd.	951,310	20,779,908
Mundra Port and SEZ Ltd.	8,171,461	16,818,264
Muthoot Finance Ltd. (a)	126,950	159,170
NHPC Ltd.	40,095,930	10,937,350
NTPC Ltd.	9,026,890	19,387,306
Phoenix Mills Ltd. (a)	1,947,842	7,825,936
SREI Infrastructure Finance Ltd. (e)	42,859,895	13,733,759
State Bank of India	854,609	23,991,685
Ultratech Cemco Ltd.	446,241	13,467,891
TOTAL INDIA		341,020,474
Indonesia - 1.8%
PT Bakrieland Development Tbk (a)(e)	2,209,211,500	10,747,814
PT Bank Rakyat Indonesia Tbk	32,361,000	25,976,984
PT Bank Tabungan Negara Tbk	134,444,300	13,604,688
PT Kalbe Farma Tbk	147,979,500	20,589,720
PT Telkomunikasi Indonesia Tbk sponsored ADR (d)	782,379	35,684,306
TOTAL INDONESIA		106,603,512
Ireland - 0.1%
Accenture PLC Class A	113,770	8,397,364
Isle of Man - 0.0%
IBS Group Holding Ltd. GDR (Reg. S)	83,100	2,128,128
Israel - 0.5%
Bezeq Israeli Telecommunication Corp. Ltd.	9,434,900	15,237,520
NICE Systems Ltd. sponsored ADR	450,900	17,454,339
TOTAL ISRAEL		32,691,859
Italy - 0.3%
Saipem SpA	827,865	17,676,671
Common Stocks - continued
	Shares	Value
Kenya - 0.4%
Equity Bank Ltd.	63,950,200	$ 24,159,778
Safaricom Ltd.	3,103,415	259,358
TOTAL KENYA		24,419,136
Korea (South) - 15.2%
AMOREPACIFIC Group, Inc.	59,407	20,512,512
Daewoo International Corp.	1,521,620	51,998,035
Daou Technology, Inc.	847,040	12,550,692
E-Mart Co. Ltd.	243,655	45,860,122
Hana Financial Group, Inc.	1,911,990	61,254,447
Hankook Shell Oil Co. Ltd.	25,136	8,623,232
Hyundai Heavy Industries Co. Ltd.	142,094	26,554,892
Hyundai Industrial Development & Construction Co.	760,090	13,494,519
Hyundai Mobis	116,677	28,450,200
KB Financial Group, Inc.	2,111,122	66,760,946
Korea Electric Power Corp. (a)	1,001,010	25,547,791
Korean Reinsurance Co.	2,382,830	23,537,782
KT&G Corp.	376,039	25,332,513
LG Chemical Ltd.	155,729	39,081,219
LG Corp.	394,654	22,933,968
Lotte Chemical Corp.	75,774	11,463,537
LS Industrial Systems Ltd.	98,884	5,904,703
NHN Corp.	131,516	34,350,748
Oci Co. Ltd.	110,200	16,328,464
Orion Corp.	17,670	16,039,330
POSCO sponsored ADR (d)	659,900	47,301,632
Samsung Electronics Co. Ltd.	232,794	265,174,188
Samsung Fire & Marine Insurance Co. Ltd.	15,291	3,265,853
SK Hynix, Inc. (a)	1,123,890	27,204,592
SK Telecom Co. Ltd.	114,757	22,478,937
TOTAL KOREA (SOUTH)		922,004,854
Luxembourg - 0.4%
Subsea 7 SA	1,160,423	22,015,899
Malaysia - 0.5%
Petronas Dagangan Bhd	1,898,400	15,671,375
SapuraKencana Petroleum Bhd (a)	14,636,700	17,402,637
TOTAL MALAYSIA		33,074,012
Mexico - 5.8%
America Movil S.A.B. de CV Series L sponsored ADR	4,629,000	97,116,420
CEMEX SA de CV sponsored ADR (d)	3,934,501	45,286,107
Common Stocks - continued
	Shares	Value
Mexico - continued
El Puerto de Liverpool SA Class C	1,839,400	$ 21,219,831
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	402,000	39,994,980
Gruma S.A.B. de CV Series B (a)	5,072,000	26,867,473
Grupo Comercial Chedraui de CV (d)	6,291,800	20,403,308
Grupo Financiero Banorte S.A.B. de CV Series O	5,642,100	35,846,346
Grupo Televisa SA de CV (CPO) sponsored ADR	2,230,400	60,443,840
Infraestructura Energetica Nova S.A.B. de CV (d)	1,979,509	7,837,292
TOTAL MEXICO		355,015,597
Netherlands - 0.6%
ASML Holding NV (Netherlands)	159,600	14,376,727
Fugro NV (Certificaten Van Aandelen) (d)	360,768	21,981,605
TOTAL NETHERLANDS		36,358,332
Nigeria - 1.7%
Guaranty Trust Bank PLC GDR (Reg. S)	5,359,277	42,445,474
Zenith Bank PLC	494,389,339	60,798,190
TOTAL NIGERIA		103,243,664
Norway - 0.9%
ElectroMagnetic GeoServices ASA (a)	8,618,425	13,601,573
Spectrum ASA	1,006,477	7,566,340
TGS Nopec Geophysical Co. ASA	995,170	31,968,789
TOTAL NORWAY		53,136,702
Panama - 0.4%
Copa Holdings SA Class A	185,100	25,760,367
Philippines - 1.7%
Alliance Global Group, Inc.	25,921,200	15,660,104
Metro Pacific Investments Corp.	71,681,948	8,908,689
Metropolitan Bank & Trust Co.	10,845,218	26,507,760
Philippine Long Distance Telephone Co.	97,545	6,810,146
Robinsons Land Corp.	82,033,450	43,046,322
TOTAL PHILIPPINES		100,933,021
Poland - 0.3%
Eurocash SA	1,053,709	19,615,695
Russia - 7.1%
Bank St. Petersburg OJSC rights (a)	1,099,999	11
DIXY Group OJSC (a)	1,357,980	19,472,283
E.ON Russia JSC	576,158,700	46,844,007
Gazprom OAO sponsored ADR	3,350,396	26,032,577
Common Stocks - continued
	Shares	Value
Russia - continued
LUKOIL Oil Co.	163,800	$ 9,688,906
Magnit OJSC	183,382	44,645,588
Magnitogorsk Iron & Steel Works OJSC unit	2,749,800	8,491,382
Mobile TeleSystems OJSC	12,731,800	105,774,194
Raspadskaya OAO (a)	4,050,164	3,934,477
RusHydro JSC sponsored ADR	5,758,428	9,760,535
Sberbank (Savings Bank of the Russian Federation)	36,689,000	105,988,093
Sistema JSFC	28,183,500	25,479,426
VTB Bank JSC sponsored GDR (Reg. S)	9,827,400	27,772,232
TOTAL RUSSIA		433,883,711
Singapore - 1.3%
Ezion Holdings Ltd.	20,272,000	35,412,393
First Resources Ltd.	12,335,000	16,306,252
Super Group Ltd. Singapore	7,881,000	29,828,548
TOTAL SINGAPORE		81,547,193
South Africa - 3.7%
Absa Group Ltd.	2,172,004	31,472,097
Aspen Pharmacare Holdings Ltd.	1,283,600	28,478,472
Impala Platinum Holdings Ltd.	1,828,400	17,977,274
JSE Ltd.	1,754,820	14,338,456
Life Healthcare Group Holdings Ltd.	5,885,600	21,477,026
Naspers Ltd. Class N	968,000	81,037,069
Reunert Ltd.	1,955,200	13,276,453
Wilson Bayly Holmes-Ovcon Ltd.	867,900	13,732,623
TOTAL SOUTH AFRICA		221,789,470
Taiwan - 7.1%
Advantech Co. Ltd.	1,680,000	8,121,354
Chipbond Technology Corp.	5,123,000	11,306,638
Chroma ATE, Inc.	5,019,012	10,491,484
Cleanaway Co. Ltd.	1,885,000	12,443,074
E.SUN Financial Holdings Co. Ltd.	39,257,000	26,175,696
ECLAT Textile Co. Ltd.	3,184,000	24,520,887
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,729,000	14,859,683
MediaTek, Inc.	3,525,000	42,307,051
Taiwan Fertilizer Co. Ltd.	14,183,000	34,659,573
Taiwan Semiconductor Manufacturing Co. Ltd.	36,398,284	123,744,166
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,658,151	62,115,404
Tong Hsing Electronics Industries Ltd.	2,213,000	10,771,729
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unified-President Enterprises Corp.	13,093,270	$ 26,714,723
Yuanta Financial Holding Co. Ltd.	40,634,000	21,200,937
TOTAL TAIWAN		429,432,399
Thailand - 1.0%
Bangkok Bank PCL (For. Reg.)	7,093,700	47,336,631
PTT Global Chemical PCL (For. Reg.)	5,219,086	10,998,074
TOTAL THAILAND		58,334,705
Togo - 0.4%
Ecobank Transnational, Inc.	236,032,894	21,457,536
Turkey - 1.4%
Aygaz A/S	2,720,147	12,448,928
Tupras Turkiye Petrol Rafinelleri A/S	1,130,632	24,178,396
Turkiye Garanti Bankasi A/S	7,420,000	29,052,197
Turkiye Halk Bankasi A/S	2,389,000	17,954,983
TOTAL TURKEY		83,634,504
United Kingdom - 0.4%
Evraz PLC	2,211,431	3,157,245
Fresnillo PLC	370,000	5,791,855
Mondi PLC	830,200	12,364,200
TOTAL UNITED KINGDOM		21,313,300
United States of America - 0.3%
Universal Display Corp. (a)(d)	597,683	17,302,923
TOTAL COMMON STOCKS (Cost $5,199,766,103)		5,513,460,422
Nonconvertible Preferred Stocks - 4.3%

Brazil - 1.4%
Alpargatas Sa (PN)	2,206,200	13,548,496
Banco do Estado Rio Grande do Sul SA	3,233,800	21,602,609
Braskem SA (PN-A)	2,771,400	21,356,307
Companhia Paranaense de Energia-Copel (PN-B)	68,100	834,627
Lojas Americanas SA (PN)	3,978,588	27,746,437
TOTAL BRAZIL		85,088,476
Chile - 0.2%
Embotelladora Andina SA Class A	2,696,239	11,428,253
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 1.3%
Hyundai Motor Co. Series 2	493,083	$ 46,732,514
Samsung Electronics Co. Ltd.	42,557	30,941,586
TOTAL KOREA (SOUTH)		77,674,100
Russia - 1.4%
Sberbank (Savings Bank of the Russian Federation)	24,305,400	55,068,103
Surgutneftegaz JSC	49,690,550	32,686,330
TOTAL RUSSIA		87,754,433
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $250,333,929)		261,945,262
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 8/15/13 to 8/29/13 (g) (Cost $3,549,947)	$ 3,550,000	3,549,978
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	291,291,151	291,291,151
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	65,744,065	65,744,065
TOTAL MONEY MARKET FUNDS (Cost $357,035,216)		357,035,216
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,810,685,195)		6,135,990,878
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(60,421,020)
NET ASSETS - 100%		$ 6,075,569,858
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,187 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2013	$ 55,717,780	$ 216,777
The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,113,020 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,641,992.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 186,180
Fidelity Securities Lending Cash Central Fund	319,449
Total	$ 505,629
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
China Suntien Green Energy Corp. Ltd. (H Shares)	$ 22,582,764	$ 8,834,665	$ 31,036,266	$ 213,988	$ -
GP Investments Ltd. Class A (depositary receipt)	15,128,168	6,517,456	-	-	-
Indiabulls Real Estate Ltd.	9,917,615	28,936,220	13,387,267	1,149,549	-
PT Bakrieland Development Tbk	7,766,273	6,674,507	560,929	-	10,747,814
SREI Infrastructure Finance Ltd.	17,681,250	4,959,448	850,671	352,379	13,733,759
Veripos	7,361,301	2,785,429	2,746,690	259,404	8,167,517
Total	$ 80,437,371	$ 58,707,725	$ 48,581,823	$ 1,975,320	$ 32,649,090
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 483,046,765	$ 462,266,857	$ 20,779,908	$ -
Consumer Staples	504,591,195	504,591,195	-	-
Energy	596,023,415	596,023,415	-	-
Financials	1,495,249,382	1,428,488,425	66,760,946	11
Health Care	120,779,378	120,779,378	-	-
Industrials	463,260,022	463,260,022	-	-
Information Technology	911,658,980	739,187,339	138,120,893	34,350,748
Materials	592,701,464	573,962,702	18,738,762	-
Telecommunication Services	435,587,955	361,955,494	73,632,461	-
Utilities	172,507,128	146,959,337	25,547,791	-
Government Obligations	3,549,978	-	3,549,978	-
Money Market Funds	357,035,216	357,035,216	-	-
Total Investments in Securities:	$ 6,135,990,878	$ 5,754,509,380	$ 347,130,739	$ 34,350,759
Derivative Instruments:
Assets
Futures Contracts	$ 216,777	$ 216,777	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $5,846,296,666. Net unrealized appreciation aggregated $289,694,212, of which $818,760,595 related to appreciated investment securities and $529,066,383 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Global Commodity Stock
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Global Commodity Stock Fund

1.879401.104

AGCS-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Precision Castparts Corp.	500	$ 110,860
CHEMICALS - 15.2%
Diversified Chemicals - 0.3%
Eastman Chemical Co.	200	16,086
Lanxess AG	17,400	1,088,076
		1,104,162
Fertilizers & Agricultural Chemicals - 14.9%
Agrium, Inc.	34,600	2,935,492
CF Industries Holdings, Inc.	28,872	5,659,201
China BlueChemical Ltd. (H Shares)	1,190,000	549,306
Israel Chemicals Ltd.	202,400	1,617,360
Israel Corp. Ltd. (Class A) (a)	1,000	469,971
Monsanto Co.	253,600	25,050,609
Potash Corp. of Saskatchewan, Inc.	80,600	2,338,506
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,300	37,648
Syngenta AG (Switzerland)	43,385	17,154,949
Taiwan Fertilizer Co. Ltd.	93,000	227,268
The Mosaic Co.	36,959	1,518,645
Yara International ASA	59,000	2,649,233
		60,208,188
TOTAL CHEMICALS		61,312,350
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Boart Longyear Ltd.	2,345,000	1,085,519
FLSmidth & Co. A/S (d)	5,900	280,248
		1,365,767
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Vulcan Materials Co.	1,000	47,180
CONTAINERS & PACKAGING - 0.2%
Paper Packaging - 0.2%
Rock-Tenn Co. Class A	5,000	571,750
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 1.4%
Oil & Gas Drilling - 1.1%
Ensco PLC Class A	12,000	$ 688,080
Noble Corp.	16,300	622,660
Ocean Rig UDW, Inc. (United States) (a)	63,747	1,084,336
Vantage Drilling Co. (a)	1,074,382	1,976,863
		4,371,939
Oil & Gas Equipment & Services - 0.3%
Cameron International Corp. (a)	11,000	652,300
National Oilwell Varco, Inc.	11,300	792,921
		1,445,221
TOTAL ENERGY EQUIPMENT & SERVICES		5,817,160
FOOD PRODUCTS - 6.6%
Agricultural Products - 6.6%
Archer Daniels Midland Co.	296,000	10,795,120
Bunge Ltd.	158,400	12,039,984
China Agri-Industries Holdings Ltd.	2,338,300	1,085,394
Golden Agri-Resources Ltd.	4,165,000	1,720,600
Ingredion, Inc.	400	26,880
Wilmar International Ltd.	313,000	775,819
		26,443,797
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.7%
Caterpillar, Inc.	15,100	1,251,941
Cummins, Inc.	1,000	121,190
Manitowoc Co., Inc.	20,000	410,600
Samsung Heavy Industries Co. Ltd.	27,290	970,219
		2,753,950
METALS & MINING - 37.2%
Aluminum - 0.3%
Alcoa, Inc.	135,300	1,075,635
Diversified Metals & Mining - 16.7%
Anglo American PLC (United Kingdom)	238,151	5,101,004
BHP Billiton PLC	854,770	24,467,330
Copper Mountain Mining Corp. (a)	897,431	1,371,791
First Quantum Minerals Ltd.	128,324	2,061,480
Freeport-McMoRan Copper & Gold, Inc.	181,400	5,129,992
Glencore Xstrata PLC	1,723,852	7,277,187
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Grupo Mexico SA de CV Series B	724,411	$ 2,231,749
Iluka Resources Ltd.	20,210	200,187
Mmg Ltd. (a)	408,000	98,375
Norilsk Nickel OJSC sponsored ADR	41,300	557,137
Rio Tinto PLC	322,187	14,498,506
Sterlite Industries (India) Ltd.	21,788	26,867
Sumitomo Metal Mining Co. Ltd.	57,000	745,174
Teck Resources Ltd. Class B (sub. vtg.)	95,800	2,244,132
Turquoise Hill Resources Ltd. (a)(d)	283,014	1,132,497
Walter Energy, Inc. (d)	36,800	411,792
		67,555,200
Gold - 12.0%
Agnico Eagle Mines Ltd. (Canada)	78,600	2,235,329
B2Gold Corp. (a)	507,880	1,483,439
Barrick Gold Corp.	228,100	3,775,387
Compania de Minas Buenaventura SA sponsored ADR	23,600	337,480
Detour Gold Corp. (a)	93,400	927,544
Eldorado Gold Corp.	274,450	2,167,062
Franco-Nevada Corp.	80,246	3,417,350
Gold Fields Ltd. sponsored ADR	145,000	874,350
Goldcorp, Inc.	270,210	7,621,443
Harmony Gold Mining Co. Ltd. sponsored ADR	115,800	445,830
Kinross Gold Corp.	245,005	1,273,807
New Gold, Inc. (a)	424,600	3,083,941
Newcrest Mining Ltd.	345,030	3,792,893
Newmont Mining Corp.	87,600	2,628,000
Osisko Mining Corp. (a)	389,428	1,622,775
Premier Gold Mines Ltd. (a)	504,000	1,055,009
Randgold Resources Ltd. sponsored ADR	78,600	5,837,622
Romarco Minerals, Inc. (a)	1,116,500	543,521
Royal Gold, Inc.	27,000	1,395,630
Yamana Gold, Inc.	394,500	4,121,298
		48,639,710
Precious Metals & Minerals - 1.9%
Aquarius Platinum Ltd. (United Kingdom) (a)	492,800	339,227
Fresnillo PLC	35,500	555,705
Impala Platinum Holdings Ltd.	46,700	459,166
Industrias Penoles SA de CV	17,000	534,313
Pan American Silver Corp.	97,350	1,242,186
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Silver Wheaton Corp.	146,200	$ 3,362,130
Tahoe Resources, Inc. (a)	75,500	1,142,313
		7,635,040
Steel - 6.3%
African Minerals Ltd. (a)(d)	427,200	1,410,235
ArcelorMittal SA Class A unit (d)	157,000	2,036,290
Carpenter Technology Corp.	3,400	177,752
Cliffs Natural Resources, Inc. (d)	2,900	56,579
Eregli Demir ve Celik Fabrikalari T.A.S.	168,770	168,251
Fortescue Metals Group Ltd.	350,289	1,152,378
Gerdau SA sponsored ADR	179,500	1,138,030
Hyundai Hysco Co. Ltd.	29,500	1,034,351
Hyundai Steel Co.	27,815	1,693,108
JFE Holdings, Inc.	70,500	1,596,349
Jindal Steel & Power Ltd. (a)	50,655	166,311
London Mining PLC (a)	859,986	1,197,052
Magnitogorsk Iron & Steel Works OJSC unit	181,000	558,928
Nippon Steel & Sumitomo Metal Corp.	311,000	905,270
POSCO	13,832	3,971,794
SunCoke Energy, Inc. (a)	8,000	126,400
Tata Steel Ltd.	129,417	458,717
Thyssenkrupp AG (a)	47,300	1,028,833
Vale SA (PN-A) sponsored ADR	484,300	5,961,733
Voestalpine AG	16,500	632,512
		25,470,873
TOTAL METALS & MINING		150,376,458
OIL, GAS & CONSUMABLE FUELS - 34.1%
Coal & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	121,237	659,529
Cameco Corp.	40,700	826,601
China Shenhua Energy Co. Ltd. (H Shares)	337,000	973,335
Coal India Ltd.	73,501	340,058
CONSOL Energy, Inc.	29,000	899,870
Peabody Energy Corp.	998,800	16,540,128
Whitehaven Coal Ltd. (d)	82,200	145,185
		20,384,706
Integrated Oil & Gas - 15.5%
BG Group PLC	225,750	4,074,704
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
BP PLC	952,300	$ 6,579,276
Cenovus Energy, Inc.	49,800	1,474,945
Chevron Corp.	11,500	1,447,735
China Petroleum & Chemical Corp. (H Shares)	1,866,000	1,385,932
ENI SpA	155,427	3,432,938
Exxon Mobil Corp.	13,461	1,261,969
Gazprom OAO sponsored ADR	300,500	2,334,885
Hess Corp.	19,300	1,437,078
Imperial Oil Ltd.	5,400	231,699
InterOil Corp. (a)(d)	28,100	2,408,170
LUKOIL Oil Co. sponsored ADR	39,900	2,372,454
Murphy Oil Corp.	20,800	1,408,576
Occidental Petroleum Corp.	42,200	3,757,910
Origin Energy Ltd.	45,072	484,130
PetroChina Co. Ltd. (H Shares)	1,340,000	1,565,285
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	201,800	2,893,812
PTT PCL (For. Reg.)	50,300	531,587
Repsol YPF SA	37,790	904,428
Royal Dutch Shell PLC Class A (United Kingdom)	328,550	11,210,514
StatoilHydro ASA	64,600	1,402,249
Suncor Energy, Inc.	176,832	5,588,518
Surgutneftegaz JSC (Reg.)	242,800	192,728
Total SA	77,600	4,135,184
		62,516,706
Oil & Gas Exploration & Production - 13.5%
Africa Oil Corp. (a)	24,900	189,580
Anadarko Petroleum Corp.	91,100	8,064,172
Apache Corp.	51,700	4,148,925
Athabasca Oil Corp. (a)	16,500	115,826
Baytex Energy Corp.	4,300	174,579
Cabot Oil & Gas Corp.	13,200	1,000,824
Cairn India Ltd.	1,100	5,335
Canadian Natural Resources Ltd.	96,800	2,999,848
Chesapeake Energy Corp. (d)	33,400	778,220
Cimarex Energy Co.	10,500	802,515
CNOOC Ltd.	120,000	216,879
CNOOC Ltd. sponsored ADR (d)	9,200	1,654,528
Cobalt International Energy, Inc. (a)	90,100	2,599,385
Concho Resources, Inc. (a)	11,200	1,004,528
ConocoPhillips	32,500	2,107,950
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Continental Resources, Inc. (a)	1,300	$ 119,990
Denbury Resources, Inc. (a)	105,000	1,837,500
Devon Energy Corp.	27,900	1,534,779
Double Eagle Petroleum Co. (a)	319,186	1,113,959
EOG Resources, Inc.	16,800	2,444,232
EQT Corp.	9,000	778,500
INPEX Corp.	283	1,239,986
Marathon Oil Corp.	43,100	1,567,116
MEG Energy Corp. (a)	5,100	155,766
Newfield Exploration Co. (a)	9,100	223,860
Noble Energy, Inc.	31,600	1,974,684
Northern Oil & Gas, Inc. (a)	72,300	955,083
Oil Search Ltd. ADR	64,295	468,112
Ophir Energy PLC (a)	31,920	182,725
Pacific Rubiales Energy Corp.	48,474	942,484
Painted Pony Petroleum Ltd. (e)	15,000	108,801
Painted Pony Petroleum Ltd. Class A (a)	143,100	1,037,966
Penn West Petroleum Ltd.	29,100	344,236
Petroceltic International PLC (a)	28,000	57,929
Petrominerales Ltd.	276,526	1,504,995
Pioneer Natural Resources Co.	8,100	1,253,556
Platino Energy Corp. (a)	137,400	152,503
PTT Exploration and Production PCL (For. Reg.)	52,600	261,992
QEP Resources, Inc.	18,100	551,869
Rosetta Resources, Inc. (a)	18,800	857,468
Santos Ltd.	71,100	873,626
Southwestern Energy Co. (a)	23,900	927,081
Talisman Energy, Inc.	100,500	1,138,954
Tullow Oil PLC	80,400	1,269,562
Whiting Petroleum Corp. (a)	20,700	1,065,429
Woodside Petroleum Ltd.	52,752	1,782,373
		54,590,210
Oil & Gas Storage & Transport - 0.0%
Phillips 66 Partners LP	1,300	42,081
TOTAL OIL, GAS & CONSUMABLE FUELS		137,533,703
PAPER & FOREST PRODUCTS - 3.4%
Forest Products - 0.4%
Boise Cascade Co.	3,000	79,380
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Forest Products - continued
Canfor Corp. (a)	41,700	$ 879,797
West Fraser Timber Co. Ltd.	9,200	838,579
		1,797,756
Paper Products - 3.0%
International Paper Co.	189,500	9,154,745
Nine Dragons Paper (Holdings) Ltd.	999,000	632,458
Stora Enso Oyj (R Shares)	28,100	208,409
UPM-Kymmene Corp.	180,300	2,011,244
		12,006,856
TOTAL PAPER & FOREST PRODUCTS		13,804,612
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Potlatch Corp.	1,000	44,030
Rayonier, Inc.	700	40,908
Weyerhaeuser Co.	1,900	53,960
		138,898
SPECIALTY RETAIL - 0.4%
Specialty Stores - 0.4%
Tsutsumi Jewelry Co. Ltd.	72,700	1,678,092
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Daewoo International Corp.	20,500	700,543
TOTAL COMMON STOCKS (Cost $492,955,378)		402,655,120
Money Market Funds - 1.9%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $7,433,105)	7,433,105	$ 7,433,105
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $500,388,483)		410,088,225
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(6,270,517)
NET ASSETS - 100%		$ 403,817,708
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,801 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,216
Fidelity Securities Lending Cash Central Fund	493,084
Total	$ 495,300
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 402,655,120	$ 312,607,417	$ 90,047,703	$ -
Money Market Funds	7,433,105	7,433,105	-	-
Total Investments in Securities:	$ 410,088,225	$ 320,040,522	$ 90,047,703	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $505,628,293. Net unrealized depreciation aggregated $95,540,068, of which $23,987,361 related to appreciated investment securities and $119,527,429 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Commodity Stock Fund

July 31, 2013

1.879385.104

GCS-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Precision Castparts Corp.	500	$ 110,860
CHEMICALS - 15.2%
Diversified Chemicals - 0.3%
Eastman Chemical Co.	200	16,086
Lanxess AG	17,400	1,088,076
		1,104,162
Fertilizers & Agricultural Chemicals - 14.9%
Agrium, Inc.	34,600	2,935,492
CF Industries Holdings, Inc.	28,872	5,659,201
China BlueChemical Ltd. (H Shares)	1,190,000	549,306
Israel Chemicals Ltd.	202,400	1,617,360
Israel Corp. Ltd. (Class A) (a)	1,000	469,971
Monsanto Co.	253,600	25,050,609
Potash Corp. of Saskatchewan, Inc.	80,600	2,338,506
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,300	37,648
Syngenta AG (Switzerland)	43,385	17,154,949
Taiwan Fertilizer Co. Ltd.	93,000	227,268
The Mosaic Co.	36,959	1,518,645
Yara International ASA	59,000	2,649,233
		60,208,188
TOTAL CHEMICALS		61,312,350
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Boart Longyear Ltd.	2,345,000	1,085,519
FLSmidth & Co. A/S (d)	5,900	280,248
		1,365,767
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Vulcan Materials Co.	1,000	47,180
CONTAINERS & PACKAGING - 0.2%
Paper Packaging - 0.2%
Rock-Tenn Co. Class A	5,000	571,750
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 1.4%
Oil & Gas Drilling - 1.1%
Ensco PLC Class A	12,000	$ 688,080
Noble Corp.	16,300	622,660
Ocean Rig UDW, Inc. (United States) (a)	63,747	1,084,336
Vantage Drilling Co. (a)	1,074,382	1,976,863
		4,371,939
Oil & Gas Equipment & Services - 0.3%
Cameron International Corp. (a)	11,000	652,300
National Oilwell Varco, Inc.	11,300	792,921
		1,445,221
TOTAL ENERGY EQUIPMENT & SERVICES		5,817,160
FOOD PRODUCTS - 6.6%
Agricultural Products - 6.6%
Archer Daniels Midland Co.	296,000	10,795,120
Bunge Ltd.	158,400	12,039,984
China Agri-Industries Holdings Ltd.	2,338,300	1,085,394
Golden Agri-Resources Ltd.	4,165,000	1,720,600
Ingredion, Inc.	400	26,880
Wilmar International Ltd.	313,000	775,819
		26,443,797
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.7%
Caterpillar, Inc.	15,100	1,251,941
Cummins, Inc.	1,000	121,190
Manitowoc Co., Inc.	20,000	410,600
Samsung Heavy Industries Co. Ltd.	27,290	970,219
		2,753,950
METALS & MINING - 37.2%
Aluminum - 0.3%
Alcoa, Inc.	135,300	1,075,635
Diversified Metals & Mining - 16.7%
Anglo American PLC (United Kingdom)	238,151	5,101,004
BHP Billiton PLC	854,770	24,467,330
Copper Mountain Mining Corp. (a)	897,431	1,371,791
First Quantum Minerals Ltd.	128,324	2,061,480
Freeport-McMoRan Copper & Gold, Inc.	181,400	5,129,992
Glencore Xstrata PLC	1,723,852	7,277,187
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Grupo Mexico SA de CV Series B	724,411	$ 2,231,749
Iluka Resources Ltd.	20,210	200,187
Mmg Ltd. (a)	408,000	98,375
Norilsk Nickel OJSC sponsored ADR	41,300	557,137
Rio Tinto PLC	322,187	14,498,506
Sterlite Industries (India) Ltd.	21,788	26,867
Sumitomo Metal Mining Co. Ltd.	57,000	745,174
Teck Resources Ltd. Class B (sub. vtg.)	95,800	2,244,132
Turquoise Hill Resources Ltd. (a)(d)	283,014	1,132,497
Walter Energy, Inc. (d)	36,800	411,792
		67,555,200
Gold - 12.0%
Agnico Eagle Mines Ltd. (Canada)	78,600	2,235,329
B2Gold Corp. (a)	507,880	1,483,439
Barrick Gold Corp.	228,100	3,775,387
Compania de Minas Buenaventura SA sponsored ADR	23,600	337,480
Detour Gold Corp. (a)	93,400	927,544
Eldorado Gold Corp.	274,450	2,167,062
Franco-Nevada Corp.	80,246	3,417,350
Gold Fields Ltd. sponsored ADR	145,000	874,350
Goldcorp, Inc.	270,210	7,621,443
Harmony Gold Mining Co. Ltd. sponsored ADR	115,800	445,830
Kinross Gold Corp.	245,005	1,273,807
New Gold, Inc. (a)	424,600	3,083,941
Newcrest Mining Ltd.	345,030	3,792,893
Newmont Mining Corp.	87,600	2,628,000
Osisko Mining Corp. (a)	389,428	1,622,775
Premier Gold Mines Ltd. (a)	504,000	1,055,009
Randgold Resources Ltd. sponsored ADR	78,600	5,837,622
Romarco Minerals, Inc. (a)	1,116,500	543,521
Royal Gold, Inc.	27,000	1,395,630
Yamana Gold, Inc.	394,500	4,121,298
		48,639,710
Precious Metals & Minerals - 1.9%
Aquarius Platinum Ltd. (United Kingdom) (a)	492,800	339,227
Fresnillo PLC	35,500	555,705
Impala Platinum Holdings Ltd.	46,700	459,166
Industrias Penoles SA de CV	17,000	534,313
Pan American Silver Corp.	97,350	1,242,186
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Silver Wheaton Corp.	146,200	$ 3,362,130
Tahoe Resources, Inc. (a)	75,500	1,142,313
		7,635,040
Steel - 6.3%
African Minerals Ltd. (a)(d)	427,200	1,410,235
ArcelorMittal SA Class A unit (d)	157,000	2,036,290
Carpenter Technology Corp.	3,400	177,752
Cliffs Natural Resources, Inc. (d)	2,900	56,579
Eregli Demir ve Celik Fabrikalari T.A.S.	168,770	168,251
Fortescue Metals Group Ltd.	350,289	1,152,378
Gerdau SA sponsored ADR	179,500	1,138,030
Hyundai Hysco Co. Ltd.	29,500	1,034,351
Hyundai Steel Co.	27,815	1,693,108
JFE Holdings, Inc.	70,500	1,596,349
Jindal Steel & Power Ltd. (a)	50,655	166,311
London Mining PLC (a)	859,986	1,197,052
Magnitogorsk Iron & Steel Works OJSC unit	181,000	558,928
Nippon Steel & Sumitomo Metal Corp.	311,000	905,270
POSCO	13,832	3,971,794
SunCoke Energy, Inc. (a)	8,000	126,400
Tata Steel Ltd.	129,417	458,717
Thyssenkrupp AG (a)	47,300	1,028,833
Vale SA (PN-A) sponsored ADR	484,300	5,961,733
Voestalpine AG	16,500	632,512
		25,470,873
TOTAL METALS & MINING		150,376,458
OIL, GAS & CONSUMABLE FUELS - 34.1%
Coal & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	121,237	659,529
Cameco Corp.	40,700	826,601
China Shenhua Energy Co. Ltd. (H Shares)	337,000	973,335
Coal India Ltd.	73,501	340,058
CONSOL Energy, Inc.	29,000	899,870
Peabody Energy Corp.	998,800	16,540,128
Whitehaven Coal Ltd. (d)	82,200	145,185
		20,384,706
Integrated Oil & Gas - 15.5%
BG Group PLC	225,750	4,074,704
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
BP PLC	952,300	$ 6,579,276
Cenovus Energy, Inc.	49,800	1,474,945
Chevron Corp.	11,500	1,447,735
China Petroleum & Chemical Corp. (H Shares)	1,866,000	1,385,932
ENI SpA	155,427	3,432,938
Exxon Mobil Corp.	13,461	1,261,969
Gazprom OAO sponsored ADR	300,500	2,334,885
Hess Corp.	19,300	1,437,078
Imperial Oil Ltd.	5,400	231,699
InterOil Corp. (a)(d)	28,100	2,408,170
LUKOIL Oil Co. sponsored ADR	39,900	2,372,454
Murphy Oil Corp.	20,800	1,408,576
Occidental Petroleum Corp.	42,200	3,757,910
Origin Energy Ltd.	45,072	484,130
PetroChina Co. Ltd. (H Shares)	1,340,000	1,565,285
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	201,800	2,893,812
PTT PCL (For. Reg.)	50,300	531,587
Repsol YPF SA	37,790	904,428
Royal Dutch Shell PLC Class A (United Kingdom)	328,550	11,210,514
StatoilHydro ASA	64,600	1,402,249
Suncor Energy, Inc.	176,832	5,588,518
Surgutneftegaz JSC (Reg.)	242,800	192,728
Total SA	77,600	4,135,184
		62,516,706
Oil & Gas Exploration & Production - 13.5%
Africa Oil Corp. (a)	24,900	189,580
Anadarko Petroleum Corp.	91,100	8,064,172
Apache Corp.	51,700	4,148,925
Athabasca Oil Corp. (a)	16,500	115,826
Baytex Energy Corp.	4,300	174,579
Cabot Oil & Gas Corp.	13,200	1,000,824
Cairn India Ltd.	1,100	5,335
Canadian Natural Resources Ltd.	96,800	2,999,848
Chesapeake Energy Corp. (d)	33,400	778,220
Cimarex Energy Co.	10,500	802,515
CNOOC Ltd.	120,000	216,879
CNOOC Ltd. sponsored ADR (d)	9,200	1,654,528
Cobalt International Energy, Inc. (a)	90,100	2,599,385
Concho Resources, Inc. (a)	11,200	1,004,528
ConocoPhillips	32,500	2,107,950
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Continental Resources, Inc. (a)	1,300	$ 119,990
Denbury Resources, Inc. (a)	105,000	1,837,500
Devon Energy Corp.	27,900	1,534,779
Double Eagle Petroleum Co. (a)	319,186	1,113,959
EOG Resources, Inc.	16,800	2,444,232
EQT Corp.	9,000	778,500
INPEX Corp.	283	1,239,986
Marathon Oil Corp.	43,100	1,567,116
MEG Energy Corp. (a)	5,100	155,766
Newfield Exploration Co. (a)	9,100	223,860
Noble Energy, Inc.	31,600	1,974,684
Northern Oil & Gas, Inc. (a)	72,300	955,083
Oil Search Ltd. ADR	64,295	468,112
Ophir Energy PLC (a)	31,920	182,725
Pacific Rubiales Energy Corp.	48,474	942,484
Painted Pony Petroleum Ltd. (e)	15,000	108,801
Painted Pony Petroleum Ltd. Class A (a)	143,100	1,037,966
Penn West Petroleum Ltd.	29,100	344,236
Petroceltic International PLC (a)	28,000	57,929
Petrominerales Ltd.	276,526	1,504,995
Pioneer Natural Resources Co.	8,100	1,253,556
Platino Energy Corp. (a)	137,400	152,503
PTT Exploration and Production PCL (For. Reg.)	52,600	261,992
QEP Resources, Inc.	18,100	551,869
Rosetta Resources, Inc. (a)	18,800	857,468
Santos Ltd.	71,100	873,626
Southwestern Energy Co. (a)	23,900	927,081
Talisman Energy, Inc.	100,500	1,138,954
Tullow Oil PLC	80,400	1,269,562
Whiting Petroleum Corp. (a)	20,700	1,065,429
Woodside Petroleum Ltd.	52,752	1,782,373
		54,590,210
Oil & Gas Storage & Transport - 0.0%
Phillips 66 Partners LP	1,300	42,081
TOTAL OIL, GAS & CONSUMABLE FUELS		137,533,703
PAPER & FOREST PRODUCTS - 3.4%
Forest Products - 0.4%
Boise Cascade Co.	3,000	79,380
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Forest Products - continued
Canfor Corp. (a)	41,700	$ 879,797
West Fraser Timber Co. Ltd.	9,200	838,579
		1,797,756
Paper Products - 3.0%
International Paper Co.	189,500	9,154,745
Nine Dragons Paper (Holdings) Ltd.	999,000	632,458
Stora Enso Oyj (R Shares)	28,100	208,409
UPM-Kymmene Corp.	180,300	2,011,244
		12,006,856
TOTAL PAPER & FOREST PRODUCTS		13,804,612
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Potlatch Corp.	1,000	44,030
Rayonier, Inc.	700	40,908
Weyerhaeuser Co.	1,900	53,960
		138,898
SPECIALTY RETAIL - 0.4%
Specialty Stores - 0.4%
Tsutsumi Jewelry Co. Ltd.	72,700	1,678,092
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Daewoo International Corp.	20,500	700,543
TOTAL COMMON STOCKS (Cost $492,955,378)		402,655,120
Money Market Funds - 1.9%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $7,433,105)	7,433,105	$ 7,433,105
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $500,388,483)		410,088,225
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(6,270,517)
NET ASSETS - 100%		$ 403,817,708
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,801 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,216
Fidelity Securities Lending Cash Central Fund	493,084
Total	$ 495,300
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 402,655,120	$ 312,607,417	$ 90,047,703	$ -
Money Market Funds	7,433,105	7,433,105	-	-
Total Investments in Securities:	$ 410,088,225	$ 320,040,522	$ 90,047,703	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $505,628,293. Net unrealized depreciation aggregated $95,540,068, of which $23,987,361 related to appreciated investment securities and $119,527,429 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Growth Fund

July 31, 2013

1.907949.103

GSV-S-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 2.8%
Coca-Cola Amatil Ltd.	7,815,464	$ 90,270,348
CSL Ltd.	2,662,640	158,126,254
Sydney Airport unit	11,668,457	37,652,611
TOTAL AUSTRALIA		286,049,213
Austria - 1.0%
Andritz AG	1,822,998	98,342,889
Zumtobel AG	260,177	3,194,401
TOTAL AUSTRIA		101,537,290
Bailiwick of Jersey - 0.4%
Informa PLC	5,522,821	44,108,355
Belgium - 4.5%
Anheuser-Busch InBev SA NV	3,740,381	359,680,291
Umicore SA	2,080,178	93,716,809
TOTAL BELGIUM		453,397,100
Bermuda - 0.4%
Lazard Ltd. Class A	1,182,948	43,011,989
Brazil - 0.7%
Arezzo Industria e Comercio SA	1,431,500	22,325,715
BR Malls Participacoes SA	2,532,400	22,445,100
Iguatemi Empresa de Shopping Centers SA	2,156,900	21,745,326
TOTAL BRAZIL		66,516,141
Cayman Islands - 2.4%
Sands China Ltd.	30,038,400	162,477,549
Wynn Macau Ltd.	27,371,600	77,643,922
TOTAL CAYMAN ISLANDS		240,121,471
Denmark - 2.0%
Novo Nordisk A/S Series B sponsored ADR	1,202,666	203,154,341
Finland - 1.0%
Nokian Tyres PLC (d)	2,246,036	99,769,787
France - 4.2%
Alstom SA	950,177	32,132,608
Danone SA	1,723,705	136,211,978
Remy Cointreau SA	489,801	50,708,038
Safran SA	1,722,686	101,158,962
Sanofi SA	1,018,610	106,631,931
TOTAL FRANCE		426,843,517
Common Stocks - continued
	Shares	Value
Germany - 3.3%
Deutsche Bank AG	879,700	$ 39,686,255
Deutsche Bank AG (NY Shares)	23,900	1,075,261
Linde AG	1,239,819	238,832,136
Siemens AG sponsored ADR (d)	507,255	56,031,387
TOTAL GERMANY		335,625,039
India - 0.4%
Housing Development Finance Corp. Ltd.	2,822,777	37,129,107
Ireland - 1.3%
CRH PLC sponsored ADR (d)	2,672,700	56,420,697
James Hardie Industries PLC CDI	9,388,573	77,975,610
TOTAL IRELAND		134,396,307
Israel - 0.3%
Azrieli Group	1,019,186	31,770,476
Italy - 0.8%
Interpump Group SpA	2,890,349	28,646,560
Prada SpA	5,034,800	47,000,815
TOTAL ITALY		75,647,375
Japan - 16.4%
AEON Mall Co. Ltd.	1,876,100	46,792,320
Aozora Bank Ltd.	15,297,000	47,339,300
Autobacs Seven Co. Ltd.	2,080,800	30,560,620
DENSO Corp.	6,465,200	294,503,024
East Japan Railway Co.	325,000	26,189,867
Fanuc Corp.	483,300	73,351,422
Fast Retailing Co. Ltd.	311,400	106,704,827
Japan Tobacco, Inc.	3,187,200	111,491,774
Keyence Corp.	476,000	155,571,438
Kobayashi Pharmaceutical Co. Ltd.	485,500	25,338,626
Mitsui Fudosan Co. Ltd.	4,877,000	147,590,139
Nomura Holdings, Inc.	3,726,400	28,310,455
Seven Bank Ltd.	14,840,800	55,022,063
Shinsei Bank Ltd.	20,980,000	46,712,694
SHO-BOND Holdings Co. Ltd.	1,139,400	44,570,543
SMC Corp.	206,300	43,763,159
SoftBank Corp.	2,368,500	150,949,234
Unicharm Corp.	1,007,400	53,708,792
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	980,010	$ 117,208,832
Yamato Kogyo Co. Ltd.	1,602,700	52,053,782
TOTAL JAPAN		1,657,732,911
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	383,812	38,185,456
Netherlands - 2.0%
ASML Holding NV	2,254,708	202,698,249
Portugal - 1.0%
Jeronimo Martins SGPS SA	5,081,579	100,390,137
South Africa - 0.4%
Clicks Group Ltd.	7,577,484	44,087,738
Spain - 1.6%
Inditex SA	1,002,703	133,661,383
Prosegur Compania de Seguridad SA (Reg.)	4,629,389	23,895,786
TOTAL SPAIN		157,557,169
Sweden - 5.8%
ASSA ABLOY AB (B Shares)	2,515,539	111,378,927
Atlas Copco AB (A Shares)	4,081,332	106,507,916
Fagerhult AB	410,870	11,220,187
H&M Hennes & Mauritz AB (B Shares) (d)	3,831,925	142,738,567
Intrum Justitia AB	1,552,600	39,540,606
SKF AB (B Shares)	2,611,483	72,437,137
Svenska Handelsbanken AB (A Shares)	1,081,400	49,108,167
Swedish Match Co. AB	1,539,400	57,507,713
TOTAL SWEDEN		590,439,220
Switzerland - 11.7%
Nestle SA	6,872,494	465,148,626
Novartis AG	1,459,160	104,894,385
Roche Holding AG (participation certificate)	1,154,429	284,412,785
Schindler Holding AG:
(participation certificate)	418,924	59,978,853
(Reg.)	86,700	12,103,993
Swatch Group AG (Bearer)	70,010	41,607,326
UBS AG (NY Shares)	10,749,913	211,450,789
TOTAL SWITZERLAND		1,179,596,757
Common Stocks - continued
	Shares	Value
Turkey - 2.1%
Coca-Cola Icecek A/S	3,147,007	$ 88,593,136
Tupras Turkiye Petrol Rafinelleri A/S	1,695,000	36,247,320
Turkiye Garanti Bankasi A/S	23,397,357	91,609,786
TOTAL TURKEY		216,450,242
United Kingdom - 18.3%
Babcock International Group PLC	3,574,000	63,884,133
Barclays PLC sponsored ADR (d)	3,295,340	57,602,543
BG Group PLC	8,995,322	162,362,245
BHP Billiton PLC ADR (d)	1,259,890	71,990,115
GlaxoSmithKline PLC sponsored ADR	4,788,868	244,040,713
InterContinental Hotel Group PLC ADR	4,184,187	120,964,846
Johnson Matthey PLC	2,379,927	102,640,153
Prudential PLC	6,703,087	119,045,516
Reckitt Benckiser Group PLC	2,102,387	149,646,409
Rexam PLC	6,830,627	51,103,387
Rolls-Royce Group PLC	8,241,111	147,307,284
Rotork PLC	1,623,797	65,608,543
SABMiller PLC	3,702,483	181,391,515
Serco Group PLC	6,695,669	63,864,881
Shaftesbury PLC	2,830,400	27,212,315
Standard Chartered PLC (United Kingdom)	8,596,849	199,373,447
Unite Group PLC	4,544,900	26,985,065
TOTAL UNITED KINGDOM		1,855,023,110
United States of America - 14.2%
Albemarle Corp.	398,486	24,710,117
Allergan, Inc.	435,200	39,655,424
Autoliv, Inc.	1,288,427	105,354,676
Berkshire Hathaway, Inc. Class B (a)	365,650	42,367,866
BorgWarner, Inc.	1,109,607	105,889,796
Cummins, Inc.	503,327	60,998,199
FMC Technologies, Inc. (a)	808,845	43,111,439
Google, Inc. Class A (a)	50,797	45,087,417
KLA-Tencor Corp.	803,420	47,104,515
Martin Marietta Materials, Inc. (d)	539,400	53,724,240
MasterCard, Inc. Class A	221,141	135,030,906
Mead Johnson Nutrition Co. Class A	1,602,805	116,748,316
Mohawk Industries, Inc. (a)	479,215	57,021,793
National Oilwell Varco, Inc.	784,182	55,026,051
Philip Morris International, Inc.	1,186,592	105,820,275
PriceSmart, Inc.	443,975	40,415,044
Common Stocks - continued
	Shares	Value
United States of America - continued
ResMed, Inc. (d)	1,183,300	$ 56,384,245
Solera Holdings, Inc.	727,499	41,401,968
SS&C Technologies Holdings, Inc. (a)	1,264,100	45,229,498
Union Pacific Corp.	563,300	89,333,747
Visa, Inc. Class A	733,799	129,889,761
TOTAL UNITED STATES OF AMERICA		1,440,305,293
TOTAL COMMON STOCKS (Cost $7,995,052,408)		10,061,543,790
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.11% (b)	52,885,626	52,885,626
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	108,701,439	108,701,439
TOTAL MONEY MARKET FUNDS (Cost $161,587,065)		161,587,065
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $8,156,639,473)		10,223,130,855
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(96,263,458)
NET ASSETS - 100%		$ 10,126,867,397
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 211,700
Fidelity Securities Lending Cash Central Fund	5,729,033
Total	$ 5,940,733
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,709,541,833	$ 1,709,541,833	$ -	$ -
Consumer Staples	2,215,344,212	1,390,515,295	824,828,917	-
Energy	296,747,055	296,747,055	-	-
Financials	1,393,385,979	1,206,343,753	187,042,226	-
Health Care	1,197,300,078	985,773,762	211,526,316	-
Industrials	1,473,094,601	1,473,094,601	-	-
Information Technology	802,013,752	802,013,752	-	-
Materials	823,167,046	823,167,046	-	-
Telecommunication Services	150,949,234	150,949,234	-	-
Money Market Funds	161,587,065	161,587,065	-	-
Total Investments in Securities:	$ 10,223,130,855	$ 8,999,733,396	$ 1,223,397,459	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 459,153,948
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $8,165,633,462. Net unrealized appreciation aggregated $2,057,497,393, of which $2,215,734,197 related to appreciated investment securities and $158,236,804 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Value Fund

July 31, 2013

1.907975.103

VSF-S-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 6.4%
Ansell Ltd.	2,496,998	$ 41,611,670
Australia & New Zealand Banking Group Ltd.	7,750,651	207,328,178
Telstra Corp. Ltd.	16,046,161	71,971,228
Transurban Group unit	7,001,042	42,665,771
Westfield Group unit	8,254,777	83,250,227
Westpac Banking Corp.	7,433,841	206,404,138
TOTAL AUSTRALIA		653,231,212
Bailiwick of Jersey - 0.8%
Informa PLC	6,054,620	48,355,601
Wolseley PLC	753,507	36,061,734
TOTAL BAILIWICK OF JERSEY		84,417,335
Belgium - 0.8%
KBC Groupe SA (d)	1,564,200	62,740,144
UCB SA	353,634	20,382,549
TOTAL BELGIUM		83,122,693
Bermuda - 0.4%
Hongkong Land Holdings Ltd.	6,761,000	45,771,970
Cayman Islands - 0.4%
ENN Energy Holdings Ltd.	7,681,591	42,540,143
Finland - 1.3%
Nokia Corp. (a)(d)	6,512,851	25,748,105
Sampo Oyj (A Shares)	2,365,567	103,726,176
TOTAL FINLAND		129,474,281
France - 12.3%
Arkema SA	576,501	57,789,540
Atos Origin SA (d)	943,681	70,944,124
BNP Paribas SA	3,074,236	198,907,902
Carrefour SA	2,316,919	71,108,965
Havas SA	3,587,031	27,147,946
Kering SA	289,445	66,269,369
Pernod Ricard SA	319,200	38,005,971
Renault SA	986,853	77,681,919
Sanofi SA	3,548,433	371,463,331
Schneider Electric SA	496,024	39,467,753
Total SA	4,649,174	247,747,297
TOTAL FRANCE		1,266,534,117
Common Stocks - continued
	Shares	Value
Germany - 8.8%
Allianz AG	1,321,719	$ 206,078,487
BASF AG	1,968,218	174,543,798
Bayer AG	952,946	110,738,112
Bayerische Motoren Werke AG (BMW)	855,641	83,767,644
Deutsche Post AG	3,046,425	85,392,738
Fresenius SE & Co. KGaA	479,700	60,549,465
HeidelbergCement Finance AG	761,579	58,500,241
Lanxess AG (d)	392,589	24,549,808
Siemens AG	893,343	98,116,982
TOTAL GERMANY		902,237,275
Hong Kong - 0.7%
Hysan Development Co. Ltd.	9,698,000	41,202,370
Wing Hang Bank Ltd.	3,309,369	30,680,235
TOTAL HONG KONG		71,882,605
Japan - 18.8%
AEON Financial Service Co. Ltd. (d)	1,247,200	36,393,119
Air Water, Inc.	3,467,500	50,927,023
Astellas Pharma, Inc.	1,188,600	63,733,529
Daikin Industries Ltd.	620,800	25,869,308
DENSO Corp.	881,200	40,140,454
Hoya Corp.	2,850,200	61,539,399
Itochu Corp.	5,854,100	69,715,865
Japan Exchange Group, Inc.	336,700	31,637,625
Japan Tobacco, Inc.	2,501,700	87,512,228
JSR Corp.	2,781,200	50,334,861
JTEKT Corp.	3,596,600	45,292,694
Kansai Electric Power Co., Inc. (a)	4,413,100	54,087,630
KDDI Corp.	1,888,900	104,370,837
Mitsubishi Electric Corp.	3,899,000	37,950,637
Mitsubishi Estate Co. Ltd.	1,160,000	29,512,408
MS&AD Insurance Group Holdings, Inc.	1,936,400	50,274,013
Nissan Motor Co. Ltd.	10,620,300	110,899,154
Nitto Denko Corp.	834,100	47,110,334
ORIX Corp.	5,859,700	87,078,574
Santen Pharmaceutical Co. Ltd.	1,164,400	50,840,668
Sekisui House Ltd.	2,429,000	31,432,365
Seven & i Holdings Co., Ltd.	2,739,800	103,536,510
Seven Bank Ltd.	9,707,000	35,988,570
Shinsei Bank Ltd.	23,391,000	52,080,868
SoftBank Corp.	1,050,300	66,937,716
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Corp. (d)	2,212,600	$ 46,453,472
Sumitomo Corp.	3,923,000	52,568,439
Sumitomo Mitsui Financial Group, Inc.	5,089,100	232,501,725
Sumitomo Mitsui Trust Holdings, Inc.	16,239,000	74,967,090
Toshiba Corp.	14,103,000	61,217,187
USS Co. Ltd.	313,350	37,476,544
TOTAL JAPAN		1,930,380,846
Netherlands - 2.9%
AEGON NV	7,668,576	59,089,175
Koninklijke Philips Electronics NV	3,454,226	110,462,441
Royal DSM NV	843,306	59,235,905
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,680,769	67,434,915
TOTAL NETHERLANDS		296,222,436
Norway - 1.6%
DNB ASA	3,231,966	53,831,364
Telenor ASA	4,818,453	106,707,866
TOTAL NORWAY		160,539,230
Singapore - 2.7%
ComfortDelgro Corp. Ltd.	23,930,000	37,659,834
Singapore Telecommunications Ltd.	34,185,000	105,714,325
United Overseas Bank Ltd.	6,081,491	102,694,100
UOL Group Ltd.	5,148,000	28,274,808
TOTAL SINGAPORE		274,343,067
Spain - 3.4%
Amadeus IT Holding SA Class A	1,284,774	44,131,520
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	16,705,705	157,868,912
Iberdrola SA	13,592,658	75,044,419
Repsol YPF SA	3,007,909	71,988,275
TOTAL SPAIN		349,033,126
Sweden - 1.6%
Svenska Cellulosa AB (SCA) (B Shares)	2,045,812	54,141,523
Svenska Handelsbanken AB (A Shares)	2,537,097	115,213,782
TOTAL SWEDEN		169,355,305
Switzerland - 6.0%
Novartis AG	2,536,547	182,344,320
Roche Holding AG (participation certificate)	347,998	85,735,095
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swisscom AG	5,269	$ 2,354,240
Syngenta AG (Switzerland)	171,417	67,780,334
UBS AG (NY Shares)	6,753,271	132,836,841
Zurich Insurance Group AG	526,350	141,675,709
TOTAL SWITZERLAND		612,726,539
United Kingdom - 27.5%
Barclays PLC	32,015,913	139,877,043
BHP Billiton PLC	7,745,828	221,720,143
BP PLC sponsored ADR	3,603,181	149,315,821
British American Tobacco PLC (United Kingdom)	1,261,300	67,286,321
BT Group PLC	9,897,155	51,209,693
Bunzl PLC	3,347,718	71,756,368
Centrica PLC	14,696,772	87,417,686
Compass Group PLC	5,760,900	78,698,647
GlaxoSmithKline PLC sponsored ADR	1,499,610	76,420,126
HSBC Holdings PLC sponsored ADR (d)	7,401,757	420,049,710
Imperial Tobacco Group PLC	2,351,208	78,903,660
ITV PLC	26,265,185	67,365,669
Kingfisher PLC	13,931,405	84,242,771
Legal & General Group PLC	36,682,379	107,644,120
National Grid PLC	11,111,151	132,793,073
Next PLC	745,500	56,591,185
Prudential PLC	5,041,074	89,528,490
Reed Elsevier PLC	5,609,292	72,446,320
Royal Dutch Shell PLC Class A sponsored ADR	4,276,290	292,284,422
SABMiller PLC	798,544	39,122,153
Taylor Wimpey PLC	23,696,300	38,391,116
Tesco PLC	18,345,758	102,507,863
Vodafone Group PLC sponsored ADR	10,055,972	301,176,361
TOTAL UNITED KINGDOM		2,826,748,761
United States of America - 0.4%
AbbVie, Inc.	917,174	41,713,074
TOTAL COMMON STOCKS (Cost $8,794,487,571)		9,940,274,015
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value
Germany - 1.6%
Volkswagen AG (Cost $133,051,506)	683,240	$ 162,383,620
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (b)	119,935,344	119,935,344
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	182,909,756	182,909,756
TOTAL MONEY MARKET FUNDS (Cost $302,845,100)		302,845,100
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $9,230,384,177)		10,405,502,735
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(137,876,414)
NET ASSETS - 100%		$ 10,267,626,321
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 104,475
Fidelity Securities Lending Cash Central Fund	9,340,490
Total	$ 9,444,965
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,129,743,796	$ 972,391,170	$ 157,352,626	$ -
Consumer Staples	709,560,109	574,838,873	134,721,236	-
Energy	761,335,815	513,588,518	247,747,297	-
Financials	3,365,107,873	2,844,111,440	520,996,433	-
Health Care	1,105,531,939	551,724,288	553,807,651	-
Industrials	814,197,751	605,618,328	208,579,423	-
Information Technology	202,363,148	176,615,043	25,748,105	-
Materials	812,491,987	522,991,510	289,500,477	-
Telecommunica-tion Services	810,442,266	759,232,573	51,209,693	-
Utilities	391,882,951	259,089,878	132,793,073	-
Money Market Funds	302,845,100	302,845,100	-	-
Total Investments in Securities:	$ 10,405,502,735	$ 8,083,046,721	$ 2,322,456,014	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $9,275,224,028. Net unrealized appreciation aggregated $1,130,278,707, of which $1,386,004,201 related to appreciated investment securities and $255,725,494 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Small Cap Fund

July 31, 2013

1.907962.103

SCF-S-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 1.2%
Imdex Ltd.	4,986,789	$ 3,406,605
Ramsay Health Care Ltd.	328,640	10,879,511
Sydney Airport unit	3,067,350	9,897,944
TOTAL AUSTRALIA		24,184,060
Austria - 1.5%
Andritz AG	433,624	23,392,147
Zumtobel AG (d)	742,019	9,110,361
TOTAL AUSTRIA		32,502,508
Bailiwick of Jersey - 1.2%
Informa PLC	3,130,989	25,005,839
Belgium - 1.3%
Gimv NV (d)	298,716	15,061,340
Umicore SA	291,281	13,122,880
TOTAL BELGIUM		28,184,220
Bermuda - 0.4%
GP Investments Ltd. Class A (depositary receipt) (a)	219,900	356,644
Lazard Ltd. Class A	244,901	8,904,600
TOTAL BERMUDA		9,261,244
Brazil - 0.7%
Arezzo Industria e Comercio SA	612,800	9,557,246
Iguatemi Empresa de Shopping Centers SA	498,700	5,027,769
TOTAL BRAZIL		14,585,015
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	2,606,074	5,580,020
Canada - 1.7%
Copper Mountain Mining Corp. (a)	1,905,400	2,912,548
Painted Pony Petroleum Ltd. (f)	25,000	181,336
Painted Pony Petroleum Ltd. Class A (a)	689,500	5,001,241
Pason Systems, Inc.	864,500	16,387,708
Petrominerales Ltd. (d)	366,550	1,994,951
ShawCor Ltd.	121,400	5,454,785
TAG Oil Ltd. (a)(d)	1,248,857	4,656,920
TOTAL CANADA		36,589,489
Denmark - 0.4%
Spar Nord Bank A/S (a)	1,184,200	8,198,592
Common Stocks - continued
	Shares	Value
Finland - 1.3%
Nokian Tyres PLC	385,000	$ 17,101,849
Tikkurila Oyj	430,801	9,450,685
TOTAL FINLAND		26,552,534
France - 2.6%
Laurent-Perrier Group SA	132,224	11,741,605
Remy Cointreau SA	95,254	9,861,441
Saft Groupe SA	390,419	9,629,563
Vetoquinol SA	199,827	7,129,825
Virbac SA	85,200	17,001,873
TOTAL FRANCE		55,364,307
Germany - 4.3%
alstria office REIT-AG	788,729	9,233,714
Bilfinger Berger AG	207,586	19,709,684
CompuGROUP Holding AG	547,346	13,383,613
CTS Eventim AG	672,179	30,225,087
Fielmann AG	164,395	17,146,306
TOTAL GERMANY		89,698,404
Greece - 0.4%
Titan Cement Co. SA (Reg.) (a)	460,599	8,394,783
India - 0.5%
Jyothy Laboratories Ltd.	4,185,261	11,278,987
Ireland - 1.8%
FBD Holdings PLC	760,900	16,297,439
James Hardie Industries PLC CDI	2,517,944	20,912,467
TOTAL IRELAND		37,209,906
Israel - 1.4%
Azrieli Group	403,779	12,586,761
Ituran Location & Control Ltd.	569,146	10,187,713
Strauss Group Ltd.	331,155	5,714,295
TOTAL ISRAEL		28,488,769
Italy - 3.2%
Azimut Holding SpA	1,243,364	27,954,447
Beni Stabili SpA SIIQ	15,828,624	10,263,479
Interpump Group SpA	2,823,466	27,983,675
TOTAL ITALY		66,201,601
Common Stocks - continued
	Shares	Value
Japan - 23.8%
Air Water, Inc.	428,000	$ 6,286,018
Anicom Holdings, Inc. (a)(d)	94,700	1,230,297
Aozora Bank Ltd.	6,451,000	19,963,772
ARNEST ONE Corp.	261,800	4,962,729
Artnature, Inc.	22,200	487,489
Asahi Co. Ltd.	617,200	9,884,277
Autobacs Seven Co. Ltd.	1,170,300	17,188,146
Azbil Corp.	629,000	13,510,233
Cosmos Pharmaceutical Corp.	101,600	10,802,328
Daikokutenbussan Co. Ltd.	559,500	16,428,990
FCC Co. Ltd.	970,000	22,617,811
GCA Savvian Group Corp.	743,400	6,803,047
Glory Ltd.	295,800	6,948,626
Goldcrest Co. Ltd.	901,810	21,810,704
Hajime Construction Co. Ltd.	36,300	1,875,988
Harmonic Drive Systems, Inc.	149,900	3,167,634
Iwatsuka Confectionary Co. Ltd.	13,900	601,941
Kamigumi Co. Ltd.	952,000	7,904,974
Kobayashi Pharmaceutical Co. Ltd.	305,800	15,959,942
Kyoto Kimono Yuzen Co. Ltd.	378,600	4,137,493
Lasertec Corp.	737,900	8,184,653
Meiko Network Japan Co. Ltd.	514,400	6,540,986
Miraial Co. Ltd. (d)	301,300	4,646,747
Nabtesco Corp.	474,300	9,954,923
Nagaileben Co. Ltd.	740,600	12,359,722
Nihon M&A Center, Inc.	480,500	32,144,570
Nihon Parkerizing Co. Ltd.	1,017,000	20,213,277
Nippon Seiki Co. Ltd.	836,000	12,372,219
Nippon Thompson Co. Ltd.	1,844,000	8,832,969
NS Tool Co. Ltd.	1,000	18,793
Obic Co. Ltd.	54,250	15,242,748
OSG Corp.	1,493,400	22,940,185
Seven Bank Ltd.	6,816,900	25,273,564
SHO-BOND Holdings Co. Ltd. (d)	570,500	22,316,565
Shoei Co. Ltd.	453,600	4,016,660
Sparx Group Co. Ltd. (a)	2,015	325,166
Techno Medica Co. Ltd.	128	797,467
The Nippon Synthetic Chemical Industry Co. Ltd.	1,803,000	19,593,422
Tocalo Co. Ltd.	440,100	5,820,953
Tsutsumi Jewelry Co. Ltd.	248,100	5,726,749
USS Co. Ltd.	365,400	43,701,704
Common Stocks - continued
	Shares	Value
Japan - continued
Workman Co. Ltd.	24,100	$ 945,195
Yamato Kogyo Co. Ltd.	750,800	24,385,088
TOTAL JAPAN		498,926,764
Korea (South) - 0.9%
Coway Co. Ltd.	356,991	19,061,542
Netherlands - 3.0%
Aalberts Industries NV	1,109,800	27,963,441
ASM International NV (depositary receipt)	384,000	12,057,600
Heijmans NV (Certificaten Van Aandelen) (d)	1,066,306	11,325,785
VastNed Retail NV	250,943	10,691,291
TOTAL NETHERLANDS		62,038,117
Philippines - 0.6%
Jollibee Food Corp.	3,611,430	12,883,122
Portugal - 0.5%
Jeronimo Martins SGPS SA	490,900	9,698,072
South Africa - 2.2%
City Lodge Hotels Ltd.	624,598	8,211,480
Clicks Group Ltd.	3,650,105	21,237,244
Mr Price Group Ltd.	359,300	4,687,234
Nampak Ltd.	3,508,870	11,345,898
TOTAL SOUTH AFRICA		45,481,856
Spain - 1.3%
Grifols SA	251,200	10,596,972
Prosegur Compania de Seguridad SA (Reg.)	3,326,155	17,168,807
TOTAL SPAIN		27,765,779
Sweden - 2.7%
Fagerhult AB	425,974	11,632,652
Intrum Justitia AB	1,453,703	37,021,961
Swedish Match Co. AB	237,400	8,868,605
TOTAL SWEDEN		57,523,218
Switzerland - 0.4%
Zehnder Group AG	194,093	7,990,646
Turkey - 3.4%
Albaraka Turk Katilim Bankasi A/S	16,981,671	16,052,304
Asya Katilim Bankasi A/S (a)	5,533,000	5,573,155
Common Stocks - continued
	Shares	Value
Turkey - continued
Boyner Buyuk Magazacilik A/S (a)(e)	5,783,500	$ 17,386,797
Coca-Cola Icecek A/S	1,136,910	32,005,783
TOTAL TURKEY		71,018,039
United Kingdom - 19.4%
Babcock International Group PLC	948,800	16,959,503
Bellway PLC	1,014,500	21,297,652
Berendsen PLC	1,029,709	12,797,854
Britvic PLC	1,848,612	15,298,373
Dechra Pharmaceuticals PLC	1,563,070	16,240,512
Derwent London PLC	303,800	11,142,575
Elementis PLC	4,717,782	17,992,553
Fenner PLC	1,362,485	7,159,038
Great Portland Estates PLC	2,576,900	21,795,807
H&T Group PLC	1,237,092	3,218,094
Hilton Food Group PLC	4,300	26,623
InterContinental Hotel Group PLC ADR	497,293	14,376,741
Johnson Matthey PLC	347,290	14,977,728
Meggitt PLC	2,999,282	24,980,551
Persimmon PLC	802,200	15,083,486
Rotork PLC	579,300	23,406,269
Serco Group PLC	2,368,565	22,591,935
Shaftesbury PLC	2,187,955	21,035,656
Spectris PLC	727,116	23,339,242
Spirax-Sarco Engineering PLC	729,600	31,798,750
Ted Baker PLC	513,949	14,894,146
Ultra Electronics Holdings PLC	729,110	20,142,320
Unite Group PLC	5,364,825	31,853,320
Victrex PLC	167,340	3,843,946
TOTAL UNITED KINGDOM		406,252,674
United States of America - 13.1%
ANSYS, Inc. (a)	74,815	5,973,230
Autoliv, Inc.	227,800	18,627,206
BPZ Energy, Inc. (a)(d)	2,192,211	5,283,229
Broadridge Financial Solutions, Inc.	323,395	9,359,051
Dril-Quip, Inc. (a)	159,705	14,518,782
Evercore Partners, Inc. Class A	357,300	16,943,166
Greenhill & Co., Inc. (d)	212,605	10,702,536
Kansas City Southern	103,169	11,116,460
Kennedy-Wilson Holdings, Inc.	530,788	9,076,475
Martin Marietta Materials, Inc. (d)	155,780	15,515,688
Common Stocks - continued
	Shares	Value
United States of America - continued
Mohawk Industries, Inc. (a)	181,862	$ 21,639,759
Oceaneering International, Inc.	171,467	13,904,259
PriceSmart, Inc.	505,489	46,014,661
ResMed, Inc. (d)	434,600	20,708,690
Solera Holdings, Inc.	395,472	22,506,312
SS&C Technologies Holdings, Inc. (a)	629,688	22,530,237
Universal Display Corp. (a)(d)	338,918	9,811,676
TOTAL UNITED STATES OF AMERICA		274,231,417
TOTAL COMMON STOCKS (Cost $1,516,453,606)		2,000,151,524
Nonconvertible Preferred Stocks - 1.2%

Brazil - 0.7%
Banco ABC Brasil SA	1,546,879	8,136,651
Banco Pine SA	1,188,764	5,335,851
TOTAL BRAZIL		13,472,502
Germany - 0.5%
Sartorius AG (non-vtg.)	93,680	10,259,310
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $26,697,863)		23,731,812
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.11% (b)	76,001,849	76,001,849
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	52,084,199	52,084,199
TOTAL MONEY MARKET FUNDS (Cost $128,086,048)		128,086,048
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,671,237,517)		2,151,969,384
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(57,970,334)
NET ASSETS - 100%		$ 2,093,999,050
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,336 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 97,498
Fidelity Securities Lending Cash Central Fund	917,539
Total	$ 1,015,037
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 13,040,346	$ 333,602	$ -	$ -	$ 17,386,797
Heijmans NV (Certificaten Van Aandelen)	4,502,302	5,089,345	-	248,724	-
Total	$ 17,542,648	$ 5,422,947	$ -	$ 248,724	$ 17,386,797
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,678,500,745. Net unrealized appreciation aggregated $473,468,639, of which $537,162,600 related to appreciated investment securities and $63,693,961 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Total Emerging Markets Fund
Class A
Class T
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity® Total Emerging Markets Fund

1.931274.101

ATEK-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.1%
	Shares	Value
Australia - 0.1%
Paladin Energy Ltd. (Australia) (a)	136,055	$ 122,293
Austria - 0.3%
Erste Group Bank AG	8,890	270,006
Bailiwick of Jersey - 0.3%
Atrium European Real Estate Ltd.	43,129	242,130
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia) (a)	129,909	93,999
BW Offshore Ltd.	276,473	365,015
Cosan Ltd. Class A	19,350	311,148
GP Investments Ltd. Class A (depositary receipt) (a)	138,022	223,851
Kunlun Energy Co. Ltd.	126,500	186,269
Shangri-La Asia Ltd.	98,000	154,160
Stolt-Nielsen SA	8,871	206,992
TOTAL BERMUDA		1,541,434
Brazil - 7.0%
Anhanguera Educacional Participacoes SA	37,000	224,301
Arezzo Industria e Comercio SA	7,700	120,089
BHG SA (Brazil Hospitality Group) (a)	14,700	108,252
BM&F Bovespa SA	55,700	300,309
BR Properties SA	45,320	375,457
Brasil Brokers Participacoes SA	29,800	75,632
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	6,100	230,458
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	13,580	139,874
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	17,305	215,620
Estacio Participacoes SA	25,700	198,494
Fibria Celulose SA (a)	10,900	121,358
Gerdau SA sponsored ADR	42,800	271,352
Itau Unibanco Holding SA sponsored ADR	71,190	907,673
Mills Estruturas e Servicos de Engenharia SA	5,600	69,959
Multiplus SA	9,600	129,902
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	14,406	206,582
sponsored ADR	22,493	306,805
Smiles SA	12,200	149,736
Telefonica Brasil SA sponsored ADR	11,327	243,191
TIM Participacoes SA sponsored ADR	8,230	154,477
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	17,800	$ 422,500
Vale SA (PN-A) sponsored ADR	67,500	830,925
TOTAL BRAZIL		5,802,946
British Virgin Islands - 0.0%
Luxoft Holding, Inc.	1,100	24,167
Canada - 1.0%
First Quantum Minerals Ltd.	10,200	163,859
Goldcorp, Inc.	7,000	197,439
Pan American Silver Corp.	7,700	98,252
Petrominerales Ltd.	33,525	182,460
Torex Gold Resources, Inc. (a)	68,300	87,777
Yamana Gold, Inc.	11,100	115,960
TOTAL CANADA		845,747
Cayman Islands - 5.7%
21Vianet Group, Inc. ADR (a)	12,120	155,621
Anta Sports Products Ltd.	208,000	234,937
Anton Oilfield Services Group	214,000	133,274
China Liansu Group Holdings Ltd.	281,000	143,841
Cimc Enric Holdings Ltd.	86,000	109,003
Ctrip.com International Ltd. sponsored ADR (a)	6,900	252,747
Eurasia Drilling Co. Ltd. GDR (Reg. S)	9,134	360,793
Greatview Aseptic Pack Co. Ltd.	412,000	248,084
Haitian International Holdings Ltd.	139,000	234,785
Hengan International Group Co. Ltd.	46,500	510,831
Hilong Holding Ltd.	144,000	84,295
SINA Corp. (a)	4,600	317,262
Springland International Holdings Ltd.	269,000	139,085
SPT Energy Group, Inc.	140,000	83,217
Tencent Holdings Ltd.	26,200	1,188,452
Uni-President China Holdings Ltd.	240,000	218,784
Veripos	27,965	87,794
Xueda Education Group sponsored ADR	27,200	100,640
Yingde Gases Group Co. Ltd.	198,000	180,241
TOTAL CAYMAN ISLANDS		4,783,686
Chile - 0.8%
Aguas Andinas SA	85,318	59,773
Banco Santander Chile	3,675,622	205,652
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	12,006	$ 198,367
Inversiones La Construccion SA	13,933	179,636
TOTAL CHILE		643,428
China - 5.9%
Anhui Conch Cement Co. Ltd. (H Shares)	55,500	164,233
BBMG Corp. (H Shares)	427,000	268,678
China Communications Construction Co. Ltd. (H Shares)	386,000	295,139
China Construction Bank Corp. (H Shares)	789,000	589,034
China Pacific Insurance Group Co. Ltd. (H Shares)	264,200	884,005
China Suntien Green Energy Corp. Ltd. (H Shares)	515,200	186,667
China Telecom Corp. Ltd. (H Shares)	950,657	472,129
Industrial & Commercial Bank of China Ltd. (H Shares)	1,805,000	1,186,949
Maanshan Iron & Steel Ltd. (H Shares) (a)	484,000	114,828
PetroChina Co. Ltd. sponsored ADR	1,900	221,502
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	236,000	223,049
Weichai Power Co. Ltd. (H Shares)	90,400	299,562
TOTAL CHINA		4,905,775
Cyprus - 0.3%
Globaltrans Investment PLC GDR (Reg. S)	20,200	282,194
Denmark - 0.3%
Vestas Wind Systems A/S (a)	10,500	212,838
Egypt - 0.0%
Orascom Telecom Holding SAE GDR (Reg. S) (a)	8,550	25,137
Hong Kong - 1.3%
AIA Group Ltd.	32,200	152,580
CNOOC Ltd. sponsored ADR	800	143,872
Far East Horizon Ltd.	335,000	218,133
Lenovo Group Ltd.	472,000	430,275
Sinotruk Hong Kong Ltd.	243,000	120,316
TOTAL HONG KONG		1,065,176
India - 4.4%
Apollo Hospitals Enterprise Ltd.	11,440	176,361
Axis Bank Ltd.	15,924	270,712
Bharti Airtel Ltd.	15,766	89,251
Bharti Infratel Ltd.	66,747	163,207
Eicher Motors Ltd.	3,119	178,834
Grasim Industries Ltd.	4,798	211,030
Indiabulls Real Estate Ltd.	226,345	236,369
ITC Ltd.	97,810	549,202
Common Stocks - continued
	Shares	Value
India - continued
JK Cement Ltd.	17,341	$ 51,705
Larsen & Toubro Ltd.	15,979	222,440
Lupin Ltd.	13,393	191,723
Maruti Suzuki India Ltd.	10,129	221,252
Mundra Port and SEZ Ltd.	86,528	178,089
Muthoot Finance Ltd. (a)	1,446	1,813
NHPC Ltd.	428,737	116,951
NTPC Ltd.	96,425	207,095
Phoenix Mills Ltd. (a)	21,326	85,682
SREI Infrastructure Finance Ltd.	464,913	148,974
State Bank of India	9,163	257,236
Ultratech Cemco Ltd.	4,805	145,019
TOTAL INDIA		3,702,945
Indonesia - 1.4%
PT Bakrieland Development Tbk (a)	23,964,000	116,585
PT Bank Rakyat Indonesia Tbk	346,500	278,144
PT Bank Tabungan Negara Tbk	1,443,700	146,091
PT Kalbe Farma Tbk	1,535,000	213,578
PT Telkomunikasi Indonesia Tbk sponsored ADR	8,336	380,205
TOTAL INDONESIA		1,134,603
Ireland - 0.1%
Accenture PLC Class A	1,250	92,263
Isle of Man - 0.0%
IBS Group Holding Ltd. GDR (Reg. S)	1,000	25,609
Israel - 0.4%
Bezeq Israeli Telecommunication Corp. Ltd.	101,000	163,117
NICE Systems Ltd. sponsored ADR	4,800	185,808
TOTAL ISRAEL		348,925
Italy - 0.2%
Saipem SpA	8,827	188,475
Kenya - 0.3%
Equity Bank Ltd.	684,600	258,635
Safaricom Ltd.	32,644	2,728
TOTAL KENYA		261,363
Korea (South) - 11.9%
AMOREPACIFIC Group, Inc.	633	218,567
Daewoo International Corp.	16,254	555,445
Daou Technology, Inc.	9,190	136,169
Common Stocks - continued
	Shares	Value
Korea (South) - continued
E-Mart Co. Ltd.	2,596	$ 488,612
Hana Financial Group, Inc.	20,440	654,836
Hankook Shell Oil Co. Ltd.	268	91,941
Hyundai Heavy Industries Co. Ltd.	1,506	281,445
Hyundai Industrial Development & Construction Co.	8,090	143,629
Hyundai Mobis	1,236	301,383
KB Financial Group, Inc.	22,680	717,220
Korea Electric Power Corp. (a)	10,705	273,213
Korean Reinsurance Co.	26,640	263,152
KT&G Corp.	4,006	269,871
LG Chemical Ltd.	1,677	420,854
LG Corp.	4,184	243,139
Lotte Chemical Corp.	816	123,449
LS Industrial Systems Ltd.	1,051	62,759
NHN Corp.	1,409	368,018
Oci Co. Ltd.	1,179	174,694
Orion Corp.	191	173,374
POSCO sponsored ADR	7,100	508,928
Samsung Electronics Co. Ltd.	2,490	2,836,342
Samsung Fire & Marine Insurance Co. Ltd.	164	35,027
SK Hynix, Inc. (a)	12,020	290,953
SK Telecom Co. Ltd.	1,223	239,565
TOTAL KOREA (SOUTH)		9,872,585
Luxembourg - 0.3%
Subsea 7 SA	12,400	235,257
Malaysia - 0.4%
Petronas Dagangan Bhd	20,400	168,403
SapuraKencana Petroleum Bhd (a)	156,100	185,599
TOTAL MALAYSIA		354,002
Mexico - 4.5%
America Movil S.A.B. de CV Series L sponsored ADR	49,280	1,033,894
CEMEX SA de CV sponsored ADR	42,335	487,276
El Puerto de Liverpool SA Class C	19,500	224,957
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	4,300	427,807
Gruma S.A.B. de CV Series B (a)	54,000	286,050
Grupo Comercial Chedraui de CV	67,000	217,270
Grupo Financiero Banorte S.A.B. de CV Series O	60,400	383,744
Grupo Televisa SA de CV (CPO) sponsored ADR	23,700	642,270
Infraestructura Energetica Nova S.A.B. de CV	21,300	84,331
TOTAL MEXICO		3,787,599
Common Stocks - continued
	Shares	Value
Netherlands - 0.5%
ASML Holding NV (Netherlands)	1,700	$ 153,136
Fugro NV (Certificaten Van Aandelen)	3,847	234,398
TOTAL NETHERLANDS		387,534
Nigeria - 1.4%
Guaranty Trust Bank PLC GDR (Reg. S)	56,600	448,272
Zenith Bank PLC	5,510,890	677,709
TOTAL NIGERIA		1,125,981
Norway - 0.7%
ElectroMagnetic GeoServices ASA (a)	92,789	146,439
Spectrum ASA	10,800	81,191
TGS Nopec Geophysical Co. ASA	10,628	341,413
TOTAL NORWAY		569,043
Panama - 0.3%
Copa Holdings SA Class A	2,000	278,340
Philippines - 1.3%
Alliance Global Group, Inc.	274,800	166,018
Metro Pacific Investments Corp.	767,000	95,323
Metropolitan Bank & Trust Co.	117,580	287,388
Philippine Long Distance Telephone Co.	1,040	72,608
Robinsons Land Corp.	885,100	464,448
TOTAL PHILIPPINES		1,085,785
Poland - 0.3%
Eurocash SA	11,400	212,221
Russia - 5.6%
Bank St. Petersburg OJSC rights (a)	20,923	0
DIXY Group OJSC (a)	14,705	210,857
E.ON Russia JSC	6,160,500	500,873
Gazprom OAO sponsored ADR	35,732	277,638
LUKOIL Oil Co.	1,700	100,556
Magnit OJSC	1,922	467,924
Magnitogorsk Iron & Steel Works OJSC unit	29,900	92,331
Mobile TeleSystems OJSC	135,540	1,126,049
Raspadskaya OAO (a)	46,112	44,795
RusHydro JSC sponsored ADR	61,620	104,446
Sberbank (Savings Bank of the Russian Federation)	392,650	1,134,297
Sistema JSFC	299,900	271,126
VTB Bank JSC sponsored GDR (Reg. S)	105,700	298,708
TOTAL RUSSIA		4,629,600
Common Stocks - continued
	Shares	Value
Singapore - 1.0%
Ezion Holdings Ltd.	216,000	$ 377,322
First Resources Ltd.	133,000	175,819
Super Group Ltd. Singapore	84,000	317,929
TOTAL SINGAPORE		871,070
South Africa - 2.8%
Absa Group Ltd.	23,272	337,209
Aspen Pharmacare Holdings Ltd.	13,300	295,079
Impala Platinum Holdings Ltd.	19,700	193,695
JSE Ltd.	19,010	155,329
Life Healthcare Group Holdings Ltd.	61,100	222,959
Naspers Ltd. Class N	10,300	862,275
Reunert Ltd.	20,700	140,560
Wilson Bayly Holmes-Ovcon Ltd.	9,200	145,570
TOTAL SOUTH AFRICA		2,352,676
Sri Lanka - 0.2%
Dialog Axiata PLC	2,387,100	154,241
Taiwan - 5.5%
Advantech Co. Ltd.	18,000	87,015
Chipbond Technology Corp.	55,000	121,387
Chroma ATE, Inc.	54,000	112,879
Cleanaway Co. Ltd.	20,000	132,022
E.SUN Financial Holdings Co. Ltd.	426,000	284,047
ECLAT Textile Co. Ltd.	35,000	269,545
Hon Hai Precision Industry Co. Ltd. (Foxconn)	61,500	159,517
MediaTek, Inc.	38,000	456,076
Taiwan Fertilizer Co. Ltd.	151,000	369,005
Taiwan Semiconductor Manufacturing Co. Ltd.	389,000	1,322,493
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	39,100	663,918
Tong Hsing Electronics Industries Ltd.	24,000	116,819
Unified-President Enterprises Corp.	139,660	284,954
Yuanta Financial Holding Co. Ltd.	427,000	222,789
TOTAL TAIWAN		4,602,466
Thailand - 0.8%
Bangkok Bank PCL (For. Reg.)	77,500	517,162
PTT Global Chemical PCL (For. Reg.)	55,800	117,586
TOTAL THAILAND		634,748
Togo - 0.3%
Ecobank Transnational, Inc.	2,530,474	230,043
Common Stocks - continued
	Shares	Value
Turkey - 1.1%
Aygaz A/S	29,074	$ 133,059
Tupras Turkiye Petrol Rafinelleri A/S	12,100	258,757
Turkiye Garanti Bankasi A/S	80,000	313,231
Turkiye Halk Bankasi A/S	25,700	193,153
TOTAL TURKEY		898,200
United Kingdom - 0.3%
Evraz PLC	24,100	34,407
Fresnillo PLC	4,200	65,745
Mondi PLC	8,900	132,548
TOTAL UNITED KINGDOM		232,700
United States of America - 0.2%
Universal Display Corp. (a)	6,427	186,062
TOTAL COMMON STOCKS (Cost $55,533,111)		59,221,293
Nonconvertible Preferred Stocks - 3.4%

Brazil - 1.1%
Alpargatas Sa (PN)	23,400	143,702
Banco do Estado Rio Grande do Sul SA	34,550	230,803
Braskem SA (PN-A)	29,700	228,867
Companhia Paranaense de Energia-Copel (PN-B)	715	8,763
Lojas Americanas SA (PN)	42,233	294,530
TOTAL BRAZIL		906,665
Chile - 0.2%
Embotelladora Andina SA Class A	29,146	123,538
Korea (South) - 1.0%
Hyundai Motor Co. Series 2	5,228	495,490
Samsung Electronics Co. Ltd.	455	330,813
TOTAL KOREA (SOUTH)		826,303
Russia - 1.1%
Sberbank (Savings Bank of the Russian Federation)	260,200	589,528
Surgutneftegaz JSC	528,350	347,547
TOTAL RUSSIA		937,075
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,517,141)		2,793,581
Nonconvertible Bonds - 7.5%
		Principal Amount (c)	Value
Bailiwick of Jersey - 0.2%
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		$ 200,000	$ 193,500
Canada - 0.5%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	436,000
Cayman Islands - 0.6%
Odebrecht Finance Ltd. 7.5% (e)(f)		475,000	467,875
Costa Rica - 0.5%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		400,000	432,000
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		300,000	320,250
Israel - 0.3%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		250,000	266,250
Kazakhstan - 1.0%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		150,000	169,500
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		300,000	265,920
Zhaikmunai International BV 7.125% 11/13/19 (e)		400,000	416,000
TOTAL KAZAKHSTAN			851,420
Luxembourg - 0.7%
Millicom International Cellular SA 4.75% 5/22/20 (e)		200,000	195,500
RSHB Capital SA:
5.1% 7/25/18 (e)		200,000	200,500
5.298% 12/27/17 (e)		200,000	205,260
TOTAL LUXEMBOURG			601,260
Mexico - 1.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,750,000	735,405
Petroleos Mexicanos 6.625% (e)(f)		300,000	307,500
TOTAL MEXICO			1,042,905
Netherlands - 0.5%
Access Finance BV 7.25% 7/25/17 (e)		400,000	396,000
Turkey - 0.2%
Arcelik A/S 5% 4/3/23 (e)		200,000	177,260
Venezuela - 1.3%
Petroleos de Venezuela SA 8.5% 11/2/17 (e)		1,200,000	1,098,000
TOTAL NONCONVERTIBLE BONDS (Cost $6,505,536)			6,282,720
Government Obligations - 15.4%
		Principal Amount (c)	Value
Argentina - 0.3%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 346,165	$ 209,430
Aruba - 0.5%
Aruba Government 4.625% 9/14/23 (e)		400,000	382,000
Azerbaijan - 0.4%
State Oil Co. of Azerbaijan Republic 5.45% 2/9/17		300,000	315,150
Bahrain - 0.2%
Bahrain Kingdom 6.125% 8/1/23 (e)		200,000	199,500
Barbados - 0.1%
Barbados Government 7% 8/4/22 (e)		100,000	98,000
Belarus - 0.5%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		325,000	322,563
8.95% 1/26/18		100,000	98,500
TOTAL BELARUS			421,063
Belize - 0.4%
Belize Government 5% 2/20/38 (d)(e)		582,500	343,675
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		100,000	107,250
Bolivia - 0.2%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	190,000
Cayman Islands - 0.3%
Cayman Island Government 5.95% 11/24/19 (e)		200,000	220,000
Congo - 0.3%
Congo Republic 3.5% 6/30/29 (d)		325,883	290,036
Dominican Republic - 0.2%
Dominican Republic 5.875% 4/18/24 (e)		150,000	145,875
Ecuador - 0.5%
Ecuador Republic 9.375% 12/15/15 (e)		386,000	401,440
Guatemala - 0.2%
Guatemalan Republic 4.875% 2/13/28 (e)		200,000	186,000
Hungary - 1.2%
Hungarian Republic:
4.75% 2/3/15		140,000	142,632
6.375% 3/29/21		508,000	530,352
7.625% 3/29/41		350,000	367,500
TOTAL HUNGARY			1,040,484
Government Obligations - continued
		Principal Amount (c)	Value
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 250,000	$ 210,625
Ivory Coast - 0.3%
Ivory Coast 7.1% 12/31/32 (d)		275,000	242,000
Jamaica - 0.2%
Jamaican Government 8% 6/24/19		150,000	147,750
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		300,000	297,000
Lebanon - 0.6%
Lebanese Republic:
6.1% 10/4/22		200,000	196,000
11.625% 5/11/16 (Reg. S)		250,000	291,250
TOTAL LEBANON			487,250
Morocco - 0.4%
Moroccan Kingdom:
4.25% 12/11/22 (e)		200,000	181,000
5.5% 12/11/42 (e)		200,000	169,000
TOTAL MOROCCO			350,000
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	205,918
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	266,875
Nigeria - 0.4%
Republic of Nigeria 6.75% 1/28/21 (e)		350,000	374,500
Peru - 0.7%
Peruvian Republic:
7.35% 7/21/25		100,000	128,000
8.75% 11/21/33		300,000	438,750
TOTAL PERU			566,750
Philippines - 0.6%
Philippine Republic 10.625% 3/16/25		300,000	471,000
Romania - 0.3%
Romanian Republic 6.75% 2/7/22 (e)		190,000	213,750
Russia - 1.7%
Russian Federation:
5.625% 4/4/42 (e)		350,000	360,080
Government Obligations - continued
		Principal Amount (c)	Value
Russia - continued
Russian Federation: - continued
7.5% 3/31/30 (Reg. S)		$ 260,750	$ 305,416
12.75% 6/24/28 (Reg. S)		450,000	783,000
TOTAL RUSSIA			1,448,496
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	209,000
Slovenia - 0.5%
Republic of Slovenia:
4.75% 5/10/18 (e)		200,000	193,500
5.85% 5/10/23 (e)		200,000	189,500
TOTAL SLOVENIA			383,000
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	301,500
Turkey - 0.3%
Turkish Republic 11.875% 1/15/30		165,000	268,125
Ukraine - 0.7%
Ukraine Government:
7.75% 9/23/20 (e)		225,000	205,313
7.8% 11/28/22 (e)		200,000	179,500
9.25% 7/24/17 (e)		200,000	200,000
TOTAL UKRAINE			584,813
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 9/12/13 to 10/3/13		75,000	74,997
Venezuela - 1.2%
Venezuelan Republic 8.5% 10/8/14		1,000,000	1,005,000
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	177,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $13,226,168)			12,835,252
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $2,179,565)	2,179,565	$ 2,179,565
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $79,961,521)		83,312,411
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,373
NET ASSETS - 100%		$ 83,313,784
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,980,616 or 13.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,550
Fidelity Securities Lending Cash Central Fund	19
Total	$ 3,569
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value.The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,137,845	$ 4,916,593	$ 221,252	$ -
Consumer Staples	5,384,068	5,384,068	-	-
Energy	6,351,628	6,351,628	-	-
Financials	16,144,706	15,427,486	717,220	-
Health Care	1,322,749	1,322,749	-	-
Industrials	4,920,615	4,920,615	-	-
Information Technology	9,761,054	7,917,407	1,475,629	368,018
Materials	6,358,919	6,147,889	211,030	-
Telecommunication Services	4,789,292	4,004,990	784,302	-
Utilities	1,843,998	1,570,785	273,213	-
Corporate Bonds	6,282,720	-	6,282,720	-
Government Obligations	12,835,252	-	12,835,252	-
Money Market Funds	2,179,565	2,179,565	-	-
Total Investments in Securities:	$ 83,312,411	$ 60,143,775	$ 22,800,618	$ 368,018
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $80,453,168. Net unrealized appreciation aggregated $2,859,243, of which $8,397,672 related to appreciated investment securities and $5,538,429 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Emerging Markets Fund

July 31, 2013

1.931233.101

TEK-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.1%
	Shares	Value
Australia - 0.1%
Paladin Energy Ltd. (Australia) (a)	136,055	$ 122,293
Austria - 0.3%
Erste Group Bank AG	8,890	270,006
Bailiwick of Jersey - 0.3%
Atrium European Real Estate Ltd.	43,129	242,130
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia) (a)	129,909	93,999
BW Offshore Ltd.	276,473	365,015
Cosan Ltd. Class A	19,350	311,148
GP Investments Ltd. Class A (depositary receipt) (a)	138,022	223,851
Kunlun Energy Co. Ltd.	126,500	186,269
Shangri-La Asia Ltd.	98,000	154,160
Stolt-Nielsen SA	8,871	206,992
TOTAL BERMUDA		1,541,434
Brazil - 7.0%
Anhanguera Educacional Participacoes SA	37,000	224,301
Arezzo Industria e Comercio SA	7,700	120,089
BHG SA (Brazil Hospitality Group) (a)	14,700	108,252
BM&F Bovespa SA	55,700	300,309
BR Properties SA	45,320	375,457
Brasil Brokers Participacoes SA	29,800	75,632
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	6,100	230,458
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	13,580	139,874
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	17,305	215,620
Estacio Participacoes SA	25,700	198,494
Fibria Celulose SA (a)	10,900	121,358
Gerdau SA sponsored ADR	42,800	271,352
Itau Unibanco Holding SA sponsored ADR	71,190	907,673
Mills Estruturas e Servicos de Engenharia SA	5,600	69,959
Multiplus SA	9,600	129,902
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	14,406	206,582
sponsored ADR	22,493	306,805
Smiles SA	12,200	149,736
Telefonica Brasil SA sponsored ADR	11,327	243,191
TIM Participacoes SA sponsored ADR	8,230	154,477
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	17,800	$ 422,500
Vale SA (PN-A) sponsored ADR	67,500	830,925
TOTAL BRAZIL		5,802,946
British Virgin Islands - 0.0%
Luxoft Holding, Inc.	1,100	24,167
Canada - 1.0%
First Quantum Minerals Ltd.	10,200	163,859
Goldcorp, Inc.	7,000	197,439
Pan American Silver Corp.	7,700	98,252
Petrominerales Ltd.	33,525	182,460
Torex Gold Resources, Inc. (a)	68,300	87,777
Yamana Gold, Inc.	11,100	115,960
TOTAL CANADA		845,747
Cayman Islands - 5.7%
21Vianet Group, Inc. ADR (a)	12,120	155,621
Anta Sports Products Ltd.	208,000	234,937
Anton Oilfield Services Group	214,000	133,274
China Liansu Group Holdings Ltd.	281,000	143,841
Cimc Enric Holdings Ltd.	86,000	109,003
Ctrip.com International Ltd. sponsored ADR (a)	6,900	252,747
Eurasia Drilling Co. Ltd. GDR (Reg. S)	9,134	360,793
Greatview Aseptic Pack Co. Ltd.	412,000	248,084
Haitian International Holdings Ltd.	139,000	234,785
Hengan International Group Co. Ltd.	46,500	510,831
Hilong Holding Ltd.	144,000	84,295
SINA Corp. (a)	4,600	317,262
Springland International Holdings Ltd.	269,000	139,085
SPT Energy Group, Inc.	140,000	83,217
Tencent Holdings Ltd.	26,200	1,188,452
Uni-President China Holdings Ltd.	240,000	218,784
Veripos	27,965	87,794
Xueda Education Group sponsored ADR	27,200	100,640
Yingde Gases Group Co. Ltd.	198,000	180,241
TOTAL CAYMAN ISLANDS		4,783,686
Chile - 0.8%
Aguas Andinas SA	85,318	59,773
Banco Santander Chile	3,675,622	205,652
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	12,006	$ 198,367
Inversiones La Construccion SA	13,933	179,636
TOTAL CHILE		643,428
China - 5.9%
Anhui Conch Cement Co. Ltd. (H Shares)	55,500	164,233
BBMG Corp. (H Shares)	427,000	268,678
China Communications Construction Co. Ltd. (H Shares)	386,000	295,139
China Construction Bank Corp. (H Shares)	789,000	589,034
China Pacific Insurance Group Co. Ltd. (H Shares)	264,200	884,005
China Suntien Green Energy Corp. Ltd. (H Shares)	515,200	186,667
China Telecom Corp. Ltd. (H Shares)	950,657	472,129
Industrial & Commercial Bank of China Ltd. (H Shares)	1,805,000	1,186,949
Maanshan Iron & Steel Ltd. (H Shares) (a)	484,000	114,828
PetroChina Co. Ltd. sponsored ADR	1,900	221,502
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	236,000	223,049
Weichai Power Co. Ltd. (H Shares)	90,400	299,562
TOTAL CHINA		4,905,775
Cyprus - 0.3%
Globaltrans Investment PLC GDR (Reg. S)	20,200	282,194
Denmark - 0.3%
Vestas Wind Systems A/S (a)	10,500	212,838
Egypt - 0.0%
Orascom Telecom Holding SAE GDR (Reg. S) (a)	8,550	25,137
Hong Kong - 1.3%
AIA Group Ltd.	32,200	152,580
CNOOC Ltd. sponsored ADR	800	143,872
Far East Horizon Ltd.	335,000	218,133
Lenovo Group Ltd.	472,000	430,275
Sinotruk Hong Kong Ltd.	243,000	120,316
TOTAL HONG KONG		1,065,176
India - 4.4%
Apollo Hospitals Enterprise Ltd.	11,440	176,361
Axis Bank Ltd.	15,924	270,712
Bharti Airtel Ltd.	15,766	89,251
Bharti Infratel Ltd.	66,747	163,207
Eicher Motors Ltd.	3,119	178,834
Grasim Industries Ltd.	4,798	211,030
Indiabulls Real Estate Ltd.	226,345	236,369
ITC Ltd.	97,810	549,202
Common Stocks - continued
	Shares	Value
India - continued
JK Cement Ltd.	17,341	$ 51,705
Larsen & Toubro Ltd.	15,979	222,440
Lupin Ltd.	13,393	191,723
Maruti Suzuki India Ltd.	10,129	221,252
Mundra Port and SEZ Ltd.	86,528	178,089
Muthoot Finance Ltd. (a)	1,446	1,813
NHPC Ltd.	428,737	116,951
NTPC Ltd.	96,425	207,095
Phoenix Mills Ltd. (a)	21,326	85,682
SREI Infrastructure Finance Ltd.	464,913	148,974
State Bank of India	9,163	257,236
Ultratech Cemco Ltd.	4,805	145,019
TOTAL INDIA		3,702,945
Indonesia - 1.4%
PT Bakrieland Development Tbk (a)	23,964,000	116,585
PT Bank Rakyat Indonesia Tbk	346,500	278,144
PT Bank Tabungan Negara Tbk	1,443,700	146,091
PT Kalbe Farma Tbk	1,535,000	213,578
PT Telkomunikasi Indonesia Tbk sponsored ADR	8,336	380,205
TOTAL INDONESIA		1,134,603
Ireland - 0.1%
Accenture PLC Class A	1,250	92,263
Isle of Man - 0.0%
IBS Group Holding Ltd. GDR (Reg. S)	1,000	25,609
Israel - 0.4%
Bezeq Israeli Telecommunication Corp. Ltd.	101,000	163,117
NICE Systems Ltd. sponsored ADR	4,800	185,808
TOTAL ISRAEL		348,925
Italy - 0.2%
Saipem SpA	8,827	188,475
Kenya - 0.3%
Equity Bank Ltd.	684,600	258,635
Safaricom Ltd.	32,644	2,728
TOTAL KENYA		261,363
Korea (South) - 11.9%
AMOREPACIFIC Group, Inc.	633	218,567
Daewoo International Corp.	16,254	555,445
Daou Technology, Inc.	9,190	136,169
Common Stocks - continued
	Shares	Value
Korea (South) - continued
E-Mart Co. Ltd.	2,596	$ 488,612
Hana Financial Group, Inc.	20,440	654,836
Hankook Shell Oil Co. Ltd.	268	91,941
Hyundai Heavy Industries Co. Ltd.	1,506	281,445
Hyundai Industrial Development & Construction Co.	8,090	143,629
Hyundai Mobis	1,236	301,383
KB Financial Group, Inc.	22,680	717,220
Korea Electric Power Corp. (a)	10,705	273,213
Korean Reinsurance Co.	26,640	263,152
KT&G Corp.	4,006	269,871
LG Chemical Ltd.	1,677	420,854
LG Corp.	4,184	243,139
Lotte Chemical Corp.	816	123,449
LS Industrial Systems Ltd.	1,051	62,759
NHN Corp.	1,409	368,018
Oci Co. Ltd.	1,179	174,694
Orion Corp.	191	173,374
POSCO sponsored ADR	7,100	508,928
Samsung Electronics Co. Ltd.	2,490	2,836,342
Samsung Fire & Marine Insurance Co. Ltd.	164	35,027
SK Hynix, Inc. (a)	12,020	290,953
SK Telecom Co. Ltd.	1,223	239,565
TOTAL KOREA (SOUTH)		9,872,585
Luxembourg - 0.3%
Subsea 7 SA	12,400	235,257
Malaysia - 0.4%
Petronas Dagangan Bhd	20,400	168,403
SapuraKencana Petroleum Bhd (a)	156,100	185,599
TOTAL MALAYSIA		354,002
Mexico - 4.5%
America Movil S.A.B. de CV Series L sponsored ADR	49,280	1,033,894
CEMEX SA de CV sponsored ADR	42,335	487,276
El Puerto de Liverpool SA Class C	19,500	224,957
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	4,300	427,807
Gruma S.A.B. de CV Series B (a)	54,000	286,050
Grupo Comercial Chedraui de CV	67,000	217,270
Grupo Financiero Banorte S.A.B. de CV Series O	60,400	383,744
Grupo Televisa SA de CV (CPO) sponsored ADR	23,700	642,270
Infraestructura Energetica Nova S.A.B. de CV	21,300	84,331
TOTAL MEXICO		3,787,599
Common Stocks - continued
	Shares	Value
Netherlands - 0.5%
ASML Holding NV (Netherlands)	1,700	$ 153,136
Fugro NV (Certificaten Van Aandelen)	3,847	234,398
TOTAL NETHERLANDS		387,534
Nigeria - 1.4%
Guaranty Trust Bank PLC GDR (Reg. S)	56,600	448,272
Zenith Bank PLC	5,510,890	677,709
TOTAL NIGERIA		1,125,981
Norway - 0.7%
ElectroMagnetic GeoServices ASA (a)	92,789	146,439
Spectrum ASA	10,800	81,191
TGS Nopec Geophysical Co. ASA	10,628	341,413
TOTAL NORWAY		569,043
Panama - 0.3%
Copa Holdings SA Class A	2,000	278,340
Philippines - 1.3%
Alliance Global Group, Inc.	274,800	166,018
Metro Pacific Investments Corp.	767,000	95,323
Metropolitan Bank & Trust Co.	117,580	287,388
Philippine Long Distance Telephone Co.	1,040	72,608
Robinsons Land Corp.	885,100	464,448
TOTAL PHILIPPINES		1,085,785
Poland - 0.3%
Eurocash SA	11,400	212,221
Russia - 5.6%
Bank St. Petersburg OJSC rights (a)	20,923	0
DIXY Group OJSC (a)	14,705	210,857
E.ON Russia JSC	6,160,500	500,873
Gazprom OAO sponsored ADR	35,732	277,638
LUKOIL Oil Co.	1,700	100,556
Magnit OJSC	1,922	467,924
Magnitogorsk Iron & Steel Works OJSC unit	29,900	92,331
Mobile TeleSystems OJSC	135,540	1,126,049
Raspadskaya OAO (a)	46,112	44,795
RusHydro JSC sponsored ADR	61,620	104,446
Sberbank (Savings Bank of the Russian Federation)	392,650	1,134,297
Sistema JSFC	299,900	271,126
VTB Bank JSC sponsored GDR (Reg. S)	105,700	298,708
TOTAL RUSSIA		4,629,600
Common Stocks - continued
	Shares	Value
Singapore - 1.0%
Ezion Holdings Ltd.	216,000	$ 377,322
First Resources Ltd.	133,000	175,819
Super Group Ltd. Singapore	84,000	317,929
TOTAL SINGAPORE		871,070
South Africa - 2.8%
Absa Group Ltd.	23,272	337,209
Aspen Pharmacare Holdings Ltd.	13,300	295,079
Impala Platinum Holdings Ltd.	19,700	193,695
JSE Ltd.	19,010	155,329
Life Healthcare Group Holdings Ltd.	61,100	222,959
Naspers Ltd. Class N	10,300	862,275
Reunert Ltd.	20,700	140,560
Wilson Bayly Holmes-Ovcon Ltd.	9,200	145,570
TOTAL SOUTH AFRICA		2,352,676
Sri Lanka - 0.2%
Dialog Axiata PLC	2,387,100	154,241
Taiwan - 5.5%
Advantech Co. Ltd.	18,000	87,015
Chipbond Technology Corp.	55,000	121,387
Chroma ATE, Inc.	54,000	112,879
Cleanaway Co. Ltd.	20,000	132,022
E.SUN Financial Holdings Co. Ltd.	426,000	284,047
ECLAT Textile Co. Ltd.	35,000	269,545
Hon Hai Precision Industry Co. Ltd. (Foxconn)	61,500	159,517
MediaTek, Inc.	38,000	456,076
Taiwan Fertilizer Co. Ltd.	151,000	369,005
Taiwan Semiconductor Manufacturing Co. Ltd.	389,000	1,322,493
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	39,100	663,918
Tong Hsing Electronics Industries Ltd.	24,000	116,819
Unified-President Enterprises Corp.	139,660	284,954
Yuanta Financial Holding Co. Ltd.	427,000	222,789
TOTAL TAIWAN		4,602,466
Thailand - 0.8%
Bangkok Bank PCL (For. Reg.)	77,500	517,162
PTT Global Chemical PCL (For. Reg.)	55,800	117,586
TOTAL THAILAND		634,748
Togo - 0.3%
Ecobank Transnational, Inc.	2,530,474	230,043
Common Stocks - continued
	Shares	Value
Turkey - 1.1%
Aygaz A/S	29,074	$ 133,059
Tupras Turkiye Petrol Rafinelleri A/S	12,100	258,757
Turkiye Garanti Bankasi A/S	80,000	313,231
Turkiye Halk Bankasi A/S	25,700	193,153
TOTAL TURKEY		898,200
United Kingdom - 0.3%
Evraz PLC	24,100	34,407
Fresnillo PLC	4,200	65,745
Mondi PLC	8,900	132,548
TOTAL UNITED KINGDOM		232,700
United States of America - 0.2%
Universal Display Corp. (a)	6,427	186,062
TOTAL COMMON STOCKS (Cost $55,533,111)		59,221,293
Nonconvertible Preferred Stocks - 3.4%

Brazil - 1.1%
Alpargatas Sa (PN)	23,400	143,702
Banco do Estado Rio Grande do Sul SA	34,550	230,803
Braskem SA (PN-A)	29,700	228,867
Companhia Paranaense de Energia-Copel (PN-B)	715	8,763
Lojas Americanas SA (PN)	42,233	294,530
TOTAL BRAZIL		906,665
Chile - 0.2%
Embotelladora Andina SA Class A	29,146	123,538
Korea (South) - 1.0%
Hyundai Motor Co. Series 2	5,228	495,490
Samsung Electronics Co. Ltd.	455	330,813
TOTAL KOREA (SOUTH)		826,303
Russia - 1.1%
Sberbank (Savings Bank of the Russian Federation)	260,200	589,528
Surgutneftegaz JSC	528,350	347,547
TOTAL RUSSIA		937,075
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,517,141)		2,793,581
Nonconvertible Bonds - 7.5%
		Principal Amount (c)	Value
Bailiwick of Jersey - 0.2%
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		$ 200,000	$ 193,500
Canada - 0.5%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	436,000
Cayman Islands - 0.6%
Odebrecht Finance Ltd. 7.5% (e)(f)		475,000	467,875
Costa Rica - 0.5%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		400,000	432,000
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		300,000	320,250
Israel - 0.3%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		250,000	266,250
Kazakhstan - 1.0%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		150,000	169,500
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		300,000	265,920
Zhaikmunai International BV 7.125% 11/13/19 (e)		400,000	416,000
TOTAL KAZAKHSTAN			851,420
Luxembourg - 0.7%
Millicom International Cellular SA 4.75% 5/22/20 (e)		200,000	195,500
RSHB Capital SA:
5.1% 7/25/18 (e)		200,000	200,500
5.298% 12/27/17 (e)		200,000	205,260
TOTAL LUXEMBOURG			601,260
Mexico - 1.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,750,000	735,405
Petroleos Mexicanos 6.625% (e)(f)		300,000	307,500
TOTAL MEXICO			1,042,905
Netherlands - 0.5%
Access Finance BV 7.25% 7/25/17 (e)		400,000	396,000
Turkey - 0.2%
Arcelik A/S 5% 4/3/23 (e)		200,000	177,260
Venezuela - 1.3%
Petroleos de Venezuela SA 8.5% 11/2/17 (e)		1,200,000	1,098,000
TOTAL NONCONVERTIBLE BONDS (Cost $6,505,536)			6,282,720
Government Obligations - 15.4%
		Principal Amount (c)	Value
Argentina - 0.3%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 346,165	$ 209,430
Aruba - 0.5%
Aruba Government 4.625% 9/14/23 (e)		400,000	382,000
Azerbaijan - 0.4%
State Oil Co. of Azerbaijan Republic 5.45% 2/9/17		300,000	315,150
Bahrain - 0.2%
Bahrain Kingdom 6.125% 8/1/23 (e)		200,000	199,500
Barbados - 0.1%
Barbados Government 7% 8/4/22 (e)		100,000	98,000
Belarus - 0.5%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		325,000	322,563
8.95% 1/26/18		100,000	98,500
TOTAL BELARUS			421,063
Belize - 0.4%
Belize Government 5% 2/20/38 (d)(e)		582,500	343,675
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		100,000	107,250
Bolivia - 0.2%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	190,000
Cayman Islands - 0.3%
Cayman Island Government 5.95% 11/24/19 (e)		200,000	220,000
Congo - 0.3%
Congo Republic 3.5% 6/30/29 (d)		325,883	290,036
Dominican Republic - 0.2%
Dominican Republic 5.875% 4/18/24 (e)		150,000	145,875
Ecuador - 0.5%
Ecuador Republic 9.375% 12/15/15 (e)		386,000	401,440
Guatemala - 0.2%
Guatemalan Republic 4.875% 2/13/28 (e)		200,000	186,000
Hungary - 1.2%
Hungarian Republic:
4.75% 2/3/15		140,000	142,632
6.375% 3/29/21		508,000	530,352
7.625% 3/29/41		350,000	367,500
TOTAL HUNGARY			1,040,484
Government Obligations - continued
		Principal Amount (c)	Value
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 250,000	$ 210,625
Ivory Coast - 0.3%
Ivory Coast 7.1% 12/31/32 (d)		275,000	242,000
Jamaica - 0.2%
Jamaican Government 8% 6/24/19		150,000	147,750
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		300,000	297,000
Lebanon - 0.6%
Lebanese Republic:
6.1% 10/4/22		200,000	196,000
11.625% 5/11/16 (Reg. S)		250,000	291,250
TOTAL LEBANON			487,250
Morocco - 0.4%
Moroccan Kingdom:
4.25% 12/11/22 (e)		200,000	181,000
5.5% 12/11/42 (e)		200,000	169,000
TOTAL MOROCCO			350,000
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	205,918
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	266,875
Nigeria - 0.4%
Republic of Nigeria 6.75% 1/28/21 (e)		350,000	374,500
Peru - 0.7%
Peruvian Republic:
7.35% 7/21/25		100,000	128,000
8.75% 11/21/33		300,000	438,750
TOTAL PERU			566,750
Philippines - 0.6%
Philippine Republic 10.625% 3/16/25		300,000	471,000
Romania - 0.3%
Romanian Republic 6.75% 2/7/22 (e)		190,000	213,750
Russia - 1.7%
Russian Federation:
5.625% 4/4/42 (e)		350,000	360,080
Government Obligations - continued
		Principal Amount (c)	Value
Russia - continued
Russian Federation: - continued
7.5% 3/31/30 (Reg. S)		$ 260,750	$ 305,416
12.75% 6/24/28 (Reg. S)		450,000	783,000
TOTAL RUSSIA			1,448,496
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	209,000
Slovenia - 0.5%
Republic of Slovenia:
4.75% 5/10/18 (e)		200,000	193,500
5.85% 5/10/23 (e)		200,000	189,500
TOTAL SLOVENIA			383,000
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	301,500
Turkey - 0.3%
Turkish Republic 11.875% 1/15/30		165,000	268,125
Ukraine - 0.7%
Ukraine Government:
7.75% 9/23/20 (e)		225,000	205,313
7.8% 11/28/22 (e)		200,000	179,500
9.25% 7/24/17 (e)		200,000	200,000
TOTAL UKRAINE			584,813
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 9/12/13 to 10/3/13		75,000	74,997
Venezuela - 1.2%
Venezuelan Republic 8.5% 10/8/14		1,000,000	1,005,000
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	177,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $13,226,168)			12,835,252
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $2,179,565)	2,179,565	$ 2,179,565
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $79,961,521)		83,312,411
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,373
NET ASSETS - 100%		$ 83,313,784
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,980,616 or 13.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,550
Fidelity Securities Lending Cash Central Fund	19
Total	$ 3,569
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value.The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,137,845	$ 4,916,593	$ 221,252	$ -
Consumer Staples	5,384,068	5,384,068	-	-
Energy	6,351,628	6,351,628	-	-
Financials	16,144,706	15,427,486	717,220	-
Health Care	1,322,749	1,322,749	-	-
Industrials	4,920,615	4,920,615	-	-
Information Technology	9,761,054	7,917,407	1,475,629	368,018
Materials	6,358,919	6,147,889	211,030	-
Telecommunication Services	4,789,292	4,004,990	784,302	-
Utilities	1,843,998	1,570,785	273,213	-
Corporate Bonds	6,282,720	-	6,282,720	-
Government Obligations	12,835,252	-	12,835,252	-
Money Market Funds	2,179,565	2,179,565	-	-
Total Investments in Securities:	$ 83,312,411	$ 60,143,775	$ 22,800,618	$ 368,018
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $80,453,168. Net unrealized appreciation aggregated $2,859,243, of which $8,397,672 related to appreciated investment securities and $5,538,429 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Discovery Fund
Class A
Class T
Class C
Institutional Class

July 31, 2013

Class A, Class T,
Class C, and Institutional Class
are classes of Fidelity®
Emerging Markets Discovery Fund

1.931256.101

AEMD-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Bermuda - 9.7%
China Foods Ltd.	1,906,000	$ 749,562
Labixiaoxin Snacks Group Ltd.	618,000	309,972
Pacific Basin Shipping Ltd.	913,000	493,253
Shangri-La Asia Ltd.	356,000	560,008
Silverlake Axis Ltd. Class A	1,278,000	759,248
Tai Cheung Holdings Ltd.	1,452,000	1,149,528
Texwinca Holdings Ltd.	1,228,000	1,195,446
Trinity Ltd.	1,456,000	469,338
Vtech Holdings Ltd.	79,900	1,222,875
Wilson Sons Ltd. unit	66,755	759,328
Yue Yuen Industrial (Holdings) Ltd.	586,500	1,614,541
TOTAL BERMUDA		9,283,099
Brazil - 2.9%
Fleury SA	104,200	886,089
Hypermarcas SA	150,900	1,092,055
Iguatemi Empresa de Shopping Centers SA	83,200	838,802
TOTAL BRAZIL		2,816,946
Cayman Islands - 4.9%
China Lodging Group Ltd. ADR (a)	37,900	682,579
Gourmet Master Co. Ltd.	152,000	884,281
Samson Holding Ltd.	6,470,000	1,042,795
SITC International Holdings Co. Ltd.	2,076,000	669,194
Tao Heung Holdings Ltd.	1,128,000	861,024
Yip's Chemical Holdings Ltd.	660,105	591,538
TOTAL CAYMAN ISLANDS		4,731,411
Chile - 6.1%
Compania Cervecerias Unidas SA sponsored ADR	44,140	1,200,167
Embotelladora Andina SA sponsored ADR	27,653	895,681
Empresa Nacional de Telecomunicaciones SA (ENTEL)	64,157	1,060,023
Parque Arauco SA	389,839	832,936
Quinenco SA	404,006	1,003,312
Sociedad Matriz SAAM SA	9,377,011	826,659
TOTAL CHILE		5,818,778
China - 0.9%
China Oilfield Services Ltd. (H Shares)	396,000	891,505
Colombia - 0.7%
Bolsa de Valores de Colombia	51,647,217	681,451
Common Stocks - continued
	Shares	Value
Czech Republic - 1.1%
Komercni Banka A/S	5,600	$ 1,091,022
Hong Kong - 4.0%
China Insurance International Holdings Co. Ltd. (a)	659,000	915,986
Dah Chong Hong Holdings Ltd.	1,293,000	978,636
HKT Trust / HKT Ltd. unit	420,000	411,032
Singamas Container Holdings Ltd.	2,936,000	632,204
Vitasoy International Holdings Ltd.	760,000	930,940
TOTAL HONG KONG		3,868,798
Hungary - 1.0%
Richter Gedeon PLC	62,400	959,553
India - 10.1%
Aditya Birla Nuvo Ltd.	64,654	1,237,993
Container Corp. of India Ltd.	50,830	829,710
Credit Analysis & Research Ltd.	78,603	640,074
Hindalco Industries Ltd.	369,101	546,479
Infrastructure Development Finance Co. Ltd.	338,750	609,533
Ipca Laboratories Ltd.	100,702	1,103,577
Mahindra Lifespace Developers Ltd.	94,313	691,675
Motilal Oswal Financial Services Ltd.	526,025	678,115
Punjab National Bank	57,881	566,233
Tech Mahindra Ltd. (a)	54,154	1,109,065
Thermax Ltd. (a)	105,004	1,003,625
Tube Investments of India Ltd.	305,190	693,078
TOTAL INDIA		9,709,157
Indonesia - 2.3%
PT Astra Graphia Tbk	5,814,500	752,449
PT Hero Supermarket Tbk (a)	1,834,500	557,803
PT Tempo Scan Pacific Tbk	2,286,500	912,153
TOTAL INDONESIA		2,222,405
Korea (South) - 10.4%
AMOREPACIFIC Corp.	308	259,842
Binggrea Co. Ltd.	7,679	720,952
E-Mart Co. Ltd.	7,626	1,435,346
Kiwoom Securities Co. Ltd.	25,329	1,280,312
Korea Plant Service & Engineering Co. Ltd.	27,617	1,344,353
LG Corp.	24,155	1,403,685
LG Household & Health Care Ltd.	2,792	1,470,912
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Fire & Marine Insurance Co. Ltd.	5,059	$ 1,080,502
TK Corp. (a)	45,428	1,014,721
TOTAL KOREA (SOUTH)		10,010,625
Malaysia - 3.6%
British American Tobacco (Malaysia) Bhd	36,200	683,524
Oldtown Bhd	852,100	729,659
Oriental Holdings Bhd	295,600	881,382
Padini Holdings Bhd	1,625,900	886,445
YTL Corp. Bhd	484,800	249,381
TOTAL MALAYSIA		3,430,391
Mexico - 2.0%
Consorcio ARA SA de CV (a)	2,841,900	1,081,336
Grupo Herdez S.A.B. de CV	268,517	863,400
TOTAL MEXICO		1,944,736
Poland - 1.1%
Warsaw Stock Exchange	87,205	1,004,050
Russia - 1.7%
Synergy Co. (a)	48,851	764,300
Vozrozhdenie Bank	71,500	906,725
TOTAL RUSSIA		1,671,025
Singapore - 0.8%
Yongnam Holdings Ltd.	3,071,000	797,443
South Africa - 10.4%
Adcorp Holdings Ltd.	312,400	1,003,809
African Bank Investments Ltd.	469,317	692,166
Astral Foods Ltd.	136,400	1,284,432
Bidvest Group Ltd.	43,500	1,075,826
Illovo Sugar Ltd.	278,400	916,853
JSE Ltd.	89,155	728,476
PSG Group Ltd.	143,700	930,762
SA Corporate Real Estate Fund	1,689,800	662,868
Tiger Brands Ltd.	44,025	1,374,456
Zeder Investments Ltd.	3,171,609	1,285,940
TOTAL SOUTH AFRICA		9,955,588
Taiwan - 16.7%
Chroma ATE, Inc.	501,000	1,047,265
Cleanaway Co. Ltd.	93,000	613,902
Common Stocks - continued
	Shares	Value
Taiwan - continued
CTCI Corp.	503,000	$ 905,551
Delta Electronics, Inc.	153,000	742,174
E.SUN Financial Holdings Co. Ltd.	2,106,050	1,404,267
Formosa Optical Technology Co. Ltd.	304,000	1,180,730
Johnson Health Tech Co. Ltd.	348,000	1,194,999
King Slide Works Co. Ltd.	97,000	866,678
MJC Probe, Inc.	449,000	961,020
Pacific Hospital Supply Co. Ltd.	313,700	1,129,508
Sinyi Realty, Inc.	655,560	1,082,947
St. Shine Optical Co. Ltd.	41,000	1,146,825
Standard Foods Corp.	394,450	1,192,753
Unified-President Enterprises Corp.	534,890	1,091,358
Wah Lee Industrial Corp.	482,000	665,271
Wowprime Corp.	61,500	845,766
TOTAL TAIWAN		16,071,014
Turkey - 3.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	69,749	961,956
Enka Insaat ve Sanayi A/S	365,057	1,010,721
Is Yatirim Menkul Degerler A/S	1,385,599	1,037,795
TOTAL TURKEY		3,010,472
TOTAL COMMON STOCKS (Cost $92,004,097)		89,969,469
Nonconvertible Preferred Stocks - 1.0%

Brazil - 1.0%
Klabin SA (PN) (non-vtg.) (Cost $996,339)	201,200	977,183
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $5,637,991)	5,637,991	$ 5,637,991
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $98,638,427)		96,584,643
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(396,047)
NET ASSETS - 100%		$ 96,188,596
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,751
Fidelity Securities Lending Cash Central Fund	3,442
Total	$ 8,193
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,052,384	$ 15,052,384	$ -	$ -
Consumer Staples	19,485,923	19,485,923	-	-
Energy	891,505	891,505	-	-
Financials	20,792,165	20,225,932	566,233	-
Health Care	6,137,705	6,137,705	-	-
Industrials	18,244,416	18,244,416	-	-
Information Technology	6,506,918	6,506,918	-	-
Materials	2,115,200	2,115,200	-	-
Telecommunication Services	1,471,055	1,471,055	-	-
Utilities	249,381	249,381	-	-
Money Market Funds	5,637,991	5,637,991	-	-
Total Investments in Securities:	$ 96,584,643	$ 96,018,410	$ 566,233	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $98,996,229. Net unrealized depreciation aggregated $2,411,586, of which $5,771,484 related to appreciated investment securities and $8,183,070 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Discovery Fund

July 31, 2013

1.931230.101

EMD-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Bermuda - 9.7%
China Foods Ltd.	1,906,000	$ 749,562
Labixiaoxin Snacks Group Ltd.	618,000	309,972
Pacific Basin Shipping Ltd.	913,000	493,253
Shangri-La Asia Ltd.	356,000	560,008
Silverlake Axis Ltd. Class A	1,278,000	759,248
Tai Cheung Holdings Ltd.	1,452,000	1,149,528
Texwinca Holdings Ltd.	1,228,000	1,195,446
Trinity Ltd.	1,456,000	469,338
Vtech Holdings Ltd.	79,900	1,222,875
Wilson Sons Ltd. unit	66,755	759,328
Yue Yuen Industrial (Holdings) Ltd.	586,500	1,614,541
TOTAL BERMUDA		9,283,099
Brazil - 2.9%
Fleury SA	104,200	886,089
Hypermarcas SA	150,900	1,092,055
Iguatemi Empresa de Shopping Centers SA	83,200	838,802
TOTAL BRAZIL		2,816,946
Cayman Islands - 4.9%
China Lodging Group Ltd. ADR (a)	37,900	682,579
Gourmet Master Co. Ltd.	152,000	884,281
Samson Holding Ltd.	6,470,000	1,042,795
SITC International Holdings Co. Ltd.	2,076,000	669,194
Tao Heung Holdings Ltd.	1,128,000	861,024
Yip's Chemical Holdings Ltd.	660,105	591,538
TOTAL CAYMAN ISLANDS		4,731,411
Chile - 6.1%
Compania Cervecerias Unidas SA sponsored ADR	44,140	1,200,167
Embotelladora Andina SA sponsored ADR	27,653	895,681
Empresa Nacional de Telecomunicaciones SA (ENTEL)	64,157	1,060,023
Parque Arauco SA	389,839	832,936
Quinenco SA	404,006	1,003,312
Sociedad Matriz SAAM SA	9,377,011	826,659
TOTAL CHILE		5,818,778
China - 0.9%
China Oilfield Services Ltd. (H Shares)	396,000	891,505
Colombia - 0.7%
Bolsa de Valores de Colombia	51,647,217	681,451
Common Stocks - continued
	Shares	Value
Czech Republic - 1.1%
Komercni Banka A/S	5,600	$ 1,091,022
Hong Kong - 4.0%
China Insurance International Holdings Co. Ltd. (a)	659,000	915,986
Dah Chong Hong Holdings Ltd.	1,293,000	978,636
HKT Trust / HKT Ltd. unit	420,000	411,032
Singamas Container Holdings Ltd.	2,936,000	632,204
Vitasoy International Holdings Ltd.	760,000	930,940
TOTAL HONG KONG		3,868,798
Hungary - 1.0%
Richter Gedeon PLC	62,400	959,553
India - 10.1%
Aditya Birla Nuvo Ltd.	64,654	1,237,993
Container Corp. of India Ltd.	50,830	829,710
Credit Analysis & Research Ltd.	78,603	640,074
Hindalco Industries Ltd.	369,101	546,479
Infrastructure Development Finance Co. Ltd.	338,750	609,533
Ipca Laboratories Ltd.	100,702	1,103,577
Mahindra Lifespace Developers Ltd.	94,313	691,675
Motilal Oswal Financial Services Ltd.	526,025	678,115
Punjab National Bank	57,881	566,233
Tech Mahindra Ltd. (a)	54,154	1,109,065
Thermax Ltd. (a)	105,004	1,003,625
Tube Investments of India Ltd.	305,190	693,078
TOTAL INDIA		9,709,157
Indonesia - 2.3%
PT Astra Graphia Tbk	5,814,500	752,449
PT Hero Supermarket Tbk (a)	1,834,500	557,803
PT Tempo Scan Pacific Tbk	2,286,500	912,153
TOTAL INDONESIA		2,222,405
Korea (South) - 10.4%
AMOREPACIFIC Corp.	308	259,842
Binggrea Co. Ltd.	7,679	720,952
E-Mart Co. Ltd.	7,626	1,435,346
Kiwoom Securities Co. Ltd.	25,329	1,280,312
Korea Plant Service & Engineering Co. Ltd.	27,617	1,344,353
LG Corp.	24,155	1,403,685
LG Household & Health Care Ltd.	2,792	1,470,912
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Fire & Marine Insurance Co. Ltd.	5,059	$ 1,080,502
TK Corp. (a)	45,428	1,014,721
TOTAL KOREA (SOUTH)		10,010,625
Malaysia - 3.6%
British American Tobacco (Malaysia) Bhd	36,200	683,524
Oldtown Bhd	852,100	729,659
Oriental Holdings Bhd	295,600	881,382
Padini Holdings Bhd	1,625,900	886,445
YTL Corp. Bhd	484,800	249,381
TOTAL MALAYSIA		3,430,391
Mexico - 2.0%
Consorcio ARA SA de CV (a)	2,841,900	1,081,336
Grupo Herdez S.A.B. de CV	268,517	863,400
TOTAL MEXICO		1,944,736
Poland - 1.1%
Warsaw Stock Exchange	87,205	1,004,050
Russia - 1.7%
Synergy Co. (a)	48,851	764,300
Vozrozhdenie Bank	71,500	906,725
TOTAL RUSSIA		1,671,025
Singapore - 0.8%
Yongnam Holdings Ltd.	3,071,000	797,443
South Africa - 10.4%
Adcorp Holdings Ltd.	312,400	1,003,809
African Bank Investments Ltd.	469,317	692,166
Astral Foods Ltd.	136,400	1,284,432
Bidvest Group Ltd.	43,500	1,075,826
Illovo Sugar Ltd.	278,400	916,853
JSE Ltd.	89,155	728,476
PSG Group Ltd.	143,700	930,762
SA Corporate Real Estate Fund	1,689,800	662,868
Tiger Brands Ltd.	44,025	1,374,456
Zeder Investments Ltd.	3,171,609	1,285,940
TOTAL SOUTH AFRICA		9,955,588
Taiwan - 16.7%
Chroma ATE, Inc.	501,000	1,047,265
Cleanaway Co. Ltd.	93,000	613,902
Common Stocks - continued
	Shares	Value
Taiwan - continued
CTCI Corp.	503,000	$ 905,551
Delta Electronics, Inc.	153,000	742,174
E.SUN Financial Holdings Co. Ltd.	2,106,050	1,404,267
Formosa Optical Technology Co. Ltd.	304,000	1,180,730
Johnson Health Tech Co. Ltd.	348,000	1,194,999
King Slide Works Co. Ltd.	97,000	866,678
MJC Probe, Inc.	449,000	961,020
Pacific Hospital Supply Co. Ltd.	313,700	1,129,508
Sinyi Realty, Inc.	655,560	1,082,947
St. Shine Optical Co. Ltd.	41,000	1,146,825
Standard Foods Corp.	394,450	1,192,753
Unified-President Enterprises Corp.	534,890	1,091,358
Wah Lee Industrial Corp.	482,000	665,271
Wowprime Corp.	61,500	845,766
TOTAL TAIWAN		16,071,014
Turkey - 3.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	69,749	961,956
Enka Insaat ve Sanayi A/S	365,057	1,010,721
Is Yatirim Menkul Degerler A/S	1,385,599	1,037,795
TOTAL TURKEY		3,010,472
TOTAL COMMON STOCKS (Cost $92,004,097)		89,969,469
Nonconvertible Preferred Stocks - 1.0%

Brazil - 1.0%
Klabin SA (PN) (non-vtg.) (Cost $996,339)	201,200	977,183
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $5,637,991)	5,637,991	$ 5,637,991
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $98,638,427)		96,584,643
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(396,047)
NET ASSETS - 100%		$ 96,188,596
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,751
Fidelity Securities Lending Cash Central Fund	3,442
Total	$ 8,193
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,052,384	$ 15,052,384	$ -	$ -
Consumer Staples	19,485,923	19,485,923	-	-
Energy	891,505	891,505	-	-
Financials	20,792,165	20,225,932	566,233	-
Health Care	6,137,705	6,137,705	-	-
Industrials	18,244,416	18,244,416	-	-
Information Technology	6,506,918	6,506,918	-	-
Materials	2,115,200	2,115,200	-	-
Telecommunication Services	1,471,055	1,471,055	-	-
Utilities	249,381	249,381	-	-
Money Market Funds	5,637,991	5,637,991	-	-
Total Investments in Securities:	$ 96,584,643	$ 96,018,410	$ 566,233	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $98,996,229. Net unrealized depreciation aggregated $2,411,586, of which $5,771,484 related to appreciated investment securities and $8,183,070 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Equity Income Fund

July 31, 2013

1.938167.101

GED-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 1.1%
Australia & New Zealand Banking Group Ltd.	9,131	$ 244,252
SP AusNet unit	4,367	4,632
Telstra Corp. Ltd.	39,231	175,961
TOTAL AUSTRALIA		424,845
Bailiwick of Jersey - 1.2%
Informa PLC	29,629	236,634
Wolseley PLC	4,986	238,623
TOTAL BAILIWICK OF JERSEY		475,257
Brazil - 0.6%
Smiles SA	17,900	219,694
Canada - 1.7%
Fairfax Financial Holdings Ltd. (sub. vtg.)	428	170,017
Loblaw Companies Ltd.	5,200	248,128
Power Corp. of Canada (sub. vtg.)	9,200	264,508
TOTAL CANADA		682,653
Cayman Islands - 0.4%
Springland International Holdings Ltd.	293,000	151,494
Chile - 1.2%
Aguas Andinas SA	374,152	262,128
Banco Santander Chile	1,144,806	64,052
Inversiones La Construccion SA	10,370	133,699
TOTAL CHILE		459,879
Denmark - 0.6%
Novo Nordisk A/S Series B	1,300	220,566
Finland - 1.0%
Sampo Oyj (A Shares)	9,300	407,790
France - 3.7%
Arkema SA	2,400	240,581
Edenred SA	5,900	189,045
Ipsos SA	3,600	128,017
Sanofi SA	6,494	679,816
Total SA	4,000	213,154
TOTAL FRANCE		1,450,613
Germany - 4.0%
AURELIUS AG	18,799	562,583
BASF AG	3,484	308,965
Hugo Boss AG	1,830	212,243
Common Stocks - continued
	Shares	Value
Germany - continued
Muehlbauer Holding AG & Co.	1,145	$ 27,815
OSRAM Licht AG (a)	312	12,162
Siemens AG	4,130	453,603
TOTAL GERMANY		1,577,371
Hong Kong - 0.5%
HKT Trust / HKT Ltd. unit	194,000	189,858
Indonesia - 0.5%
PT Telkomunikasi Indonesia Tbk Series B	173,500	200,720
Ireland - 2.9%
Accenture PLC Class A	7,600	560,956
FBD Holdings PLC	14,920	319,566
Irish Continental Group PLC unit	9,100	278,442
TOTAL IRELAND		1,158,964
Israel - 1.6%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	12,196	629,639
Japan - 5.9%
Daito Trust Construction Co. Ltd.	2,000	183,025
Japan Retail Fund Investment Corp.	147	289,766
Japan Tobacco, Inc.	22,900	801,067
KDDI Corp.	4,200	232,070
Nippon Telegraph & Telephone Corp.	5,200	262,343
Relo Holdings Corp.	4,400	215,708
Seven Bank Ltd.	53,500	198,351
Workman Co. Ltd.	3,600	141,191
TOTAL JAPAN		2,323,521
Korea (South) - 1.6%
Coway Co. Ltd.	7,010	374,299
LG Telecom Ltd. (a)	20,640	251,640
TOTAL KOREA (SOUTH)		625,939
Netherlands - 2.5%
Koninklijke Philips Electronics NV	17,116	547,351
Unilever NV (Certificaten Van Aandelen) (Bearer)	10,800	433,312
TOTAL NETHERLANDS		980,663
Nigeria - 0.3%
Nestle Foods Nigeria PLC	17,712	109,208
Common Stocks - continued
	Shares	Value
Norway - 1.0%
Gjensidige Forsikring ASA	8,800	$ 136,268
Telenor ASA	12,000	265,748
TOTAL NORWAY		402,016
Panama - 1.4%
Copa Holdings SA Class A	4,100	570,597
Russia - 0.5%
Mobile TeleSystems OJSC	24,300	201,881
Singapore - 0.6%
United Overseas Bank Ltd.	13,000	219,522
South Africa - 2.1%
Astral Foods Ltd.	41,060	386,648
Clicks Group Ltd.	26,153	152,165
Reunert Ltd.	43,300	294,021
TOTAL SOUTH AFRICA		832,834
Spain - 1.9%
Grifols SA ADR	17,151	544,373
Inditex SA	1,579	210,482
TOTAL SPAIN		754,855
Sweden - 5.0%
Intrum Justitia AB	27,393	697,627
Nordea Bank AB	15,000	189,970
Svenska Handelsbanken AB (A Shares)	17,590	798,791
Swedish Match Co. AB	7,460	278,685
TOTAL SWEDEN		1,965,073
Switzerland - 2.6%
Roche Holding AG (participation certificate)	2,638	649,915
UBS AG	19,510	384,172
TOTAL SWITZERLAND		1,034,087
Taiwan - 0.9%
Chipbond Technology Corp.	78,000	172,149
Far EasTone Telecommunications Co. Ltd.	76,000	193,579
TOTAL TAIWAN		365,728
United Kingdom - 12.2%
BP PLC	6	41
British American Tobacco PLC (United Kingdom)	15,700	837,545
Dunelm Group PLC	12,300	184,307
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ensco PLC Class A	4,383	$ 251,321
GlaxoSmithKline PLC	27,600	706,108
Hilton Food Group PLC	63,800	395,017
Imperial Tobacco Group PLC	5,973	200,447
Reckitt Benckiser Group PLC	5,974	425,225
Royal Dutch Shell PLC Class A (United Kingdom)	18,585	634,142
The Restaurant Group PLC	29,578	238,251
Vodafone Group PLC	187,331	561,071
WH Smith PLC	31,252	370,115
TOTAL UNITED KINGDOM		4,803,590
United States of America - 36.3%
American Tower Corp.	5,240	370,940
Apple, Inc.	1,460	660,650
Applied Industrial Technologies, Inc.	3,785	197,426
Cedar Fair LP (depositary unit)	7,510	322,254
Chevron Corp.	5,305	667,846
Comcast Corp. Class A	13,390	603,621
Cullen/Frost Bankers, Inc. (d)	3,620	260,785
Dr. Pepper Snapple Group, Inc.	9,731	454,827
Dun & Bradstreet Corp.	1,900	196,897
Eli Lilly & Co.	4,360	231,560
General Electric Co.	35,180	857,337
H&R Block, Inc.	6,510	204,609
Hubbell, Inc. Class B	4,792	514,421
IBM Corp.	2,105	410,559
Iron Mountain, Inc.	2,710	75,338
ITC Holdings Corp.	2,877	264,022
Johnson & Johnson	9,849	920,881
JPMorgan Chase & Co.	7,760	432,465
L Brands, Inc.	3,830	213,599
Liberty Media Corp. Interactive Series A (a)	12,660	309,664
Lorillard, Inc.	3,778	160,678
MasterCard, Inc. Class A	300	183,183
Merck & Co., Inc.	15,530	748,080
Microsoft Corp.	16,140	513,736
National Penn Bancshares, Inc.	27,870	300,717
ONEOK, Inc.	2,100	111,195
Psychemedics Corp.	10,620	127,865
Sempra Energy	3,690	323,355
Tesoro Logistics LP	1,910	102,166
The Williams Companies, Inc.	7,990	273,018
Common Stocks - continued
	Shares	Value
United States of America - continued
TransDigm Group, Inc.	1,200	$ 173,508
U.S. Bancorp	17,250	643,770
United Technologies Corp.	6,900	728,433
VF Corp.	2,460	484,620
Visa, Inc. Class A	1,100	194,711
Wells Fargo & Co.	19,357	842,030
Western Gas Partners LP	3,330	205,128
TOTAL UNITED STATES OF AMERICA		14,285,894
TOTAL COMMON STOCKS (Cost $32,924,680)		37,724,751
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Volkswagen AG (Cost $363,019)	1,880	446,814
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.11% (b)	1,685,042	1,685,042
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	218,250	218,250
TOTAL MONEY MARKET FUNDS (Cost $1,903,292)		1,903,292
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $35,190,991)		40,074,857
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(697,529)
NET ASSETS - 100%		$ 39,377,328
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,948
Fidelity Securities Lending Cash Central Fund	8,507
Total	$ 10,455
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,051,908	$ 5,051,908	$ -	$ -
Consumer Staples	5,512,591	4,241,734	1,270,857	-
Energy	2,346,816	1,499,479	847,337	-
Financials	7,632,747	7,248,575	384,172	-
Health Care	4,829,164	3,222,674	1,606,490	-
Industrials	6,052,646	5,051,692	1,000,954	-
Information Technology	2,695,944	2,695,944	-	-
Materials	549,546	549,546	-	-
Telecommunication Services	2,534,871	1,510,737	1,024,134	-
Utilities	965,332	965,332	-	-
Money Market Funds	1,903,292	1,903,292	-	-
Total Investments in Securities:	$ 40,074,857	$ 33,940,913	$ 6,133,944	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $35,273,583. Net unrealized appreciation aggregated $4,801,274, of which $5,389,780 related to appreciated investment securities and $588,506 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013